UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-22209

Global X Funds

(Exact name of registrant as specified in charter)

623 Fifth Avenue, 15th Floor

New York, NY 10022

(Address of principal executive offices) (Zip code)

Bruno del Ama

Global X Management Company LLC

623 Fifth Avenue, 15th Floor

New York, NY 10022

(Name and address of agent for service)

With a copy to:

Daphne Tippens Chisolm, Esq.	Eric S. Purple, Esq.
Global X Management Company LLC	K&L Gates LLP
623 Fifth Ave, 15th floor	1601 K Street, NW
New York, NY 10022	Washington, DC 20006

Registrant’s telephone number, including area code: (212) 644-6440

Date of fiscal year end: October 31, 2015

Date of reporting period: October 31, 2015

Item 1.	Reports to Stockholders.

Global X Silver Miners ETF (ticker: SIL)

Global X Gold Explorers ETF (ticker: GLDX)

Global X Copper Miners ETF (ticker: COPX)

Global X Uranium ETF (ticker: URA)

Global X Lithium ETF (ticker: LIT)

Global X Fertilizers/Potash ETF (ticker: SOIL)

Annual Report

October 31, 2015

The Funds file their complete schedules of Fund holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that Global X Funds uses to determine how to vote proxies relating to Fund securities, as well as information relating to how the Funds voted proxies relating to Fund securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-888-GXFund-1; and (ii) on the Commission’s website at http://www.sec.gov.

Management Discussion of Fund Performance (unaudited)

Global X Silver Miners ETF

Global X Silver Miners ETF

The Global X Silver Miners ETF (“Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Solactive Global Silver Miners Total Return Index (“Underlying Index”). The Fund is passively managed, which means the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Underlying Index.

The Underlying Index is designed to measure broad-based equity market performance of global companies involved in the silver mining industry, as defined by the index provider.

For the 12-month period ended October 31, 2015 (the “reporting period”), the Fund decreased 20.35%, while the Underlying Index decreased 20.33%. The Fund had a net asset value of $26.16 per share on October 31, 2014 and ended the reporting period with a net asset value of $20.83 on October 31, 2015.

During the reporting period, the highest returns came from Silver Standard Resources, Inc. and AuRico Metals, which returned 69.64% and 45.45%, respectively. The worst performers were Bear Creek Mining and Tahoe Resources, which returned -51.05% and -50.65%, respectively.

Amid concerns of interest rate hikes in the United States, a strengthening US dollar, and lower than expected US economic data, silver prices exhibited a volatile pattern during the reporting period, declining to a six year low. The profitability of silver mining companies tends to be highly leveraged to spot silver prices, and therefore performance of these companies has suffered as prices have declined.

	AVERAGE ANNUAL TOTAL RETURN FOR THE YEAR ENDED OCTOBER 31, 2015
	One Year Return		Three Year Return		Five Year Return		Annualized Inception to Date*
	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price
Global X Silver Miners ETF	-20.35%	-20.01%	-34.39%	-34.69%	-18.80%	-18.89%	-12.04%	-12.06%
Solactive Global Silver Miners Total Return Index	-20.33%	-20.33%	-34.09%	-34.09%	-18.36%	-18.36%	-11.52%	-11.52%
S&P 500 Index	5.20%	5.20%	16.20%	16.20%	14.33%	14.33%	12.83%	12.83%

Growth of a $10,000 Investment

(at Net Asset Value)

*Fund commenced operations on April 19, 2010.

The S&P 500 Index is a market capitalization-weighted composite index of 500 large capitalization U.S. companies.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, it may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund's performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike a Fund's returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

There are no assurances that the Fund will meet its stated objectives.

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distribution or the redemption or sale of Fund shares.

See definition of comparative indices above.

1

Management Discussion of Fund Performance (unaudited)

Global X Gold Explorers ETF

Global X Gold Explorers ETF

The Global X Gold Explorers ETF (“Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Solactive Global Gold Explorers Total Return Index (“Underlying Index”). The Fund is passively managed, which means the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Underlying Index.

The Underlying Index is a free float-adjusted, liquidity-tested and market capitalization-weighted index that is designed to measure broad-based equity market performance of global companies involved in gold exploration, as defined by the index provider.

For the 12-month period ended October 31, 2015 (the “reporting period”), the Fund increased 3.36%, while the Underlying Index increased 4.45%. The Fund had a net asset value of $19.28 per share on October 31, 2014 and ended the reporting period with a net asset value of $19.89 on October 31, 2015.

During the reporting period, the highest returns came from Gold Canyon Resources and Paramount Gold & Silver, which returned 91.79% and 91.04%, respectively. The worst performers were Timmins Gold and Lydian International, which returned -55.16% and -54.57%, respectively.

Gold prices have exhibited a volatile pattern during the reporting period owing to an expectation of an interest rate hike by the US Federal Reserve. Gold exploration companies are heavily leveraged to the prices of gold and in a declining price environment, can experience drastic changes in profitability. By the end of October 2015, gold prices reached six year lows.

	AVERAGE ANNUAL TOTAL RETURN FOR THE YEAR ENDED OCTOBER 31, 2015
	One Year Return		Three Year Return		Annualized Inception to Date*
	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price
Global X Gold Explorers ETF	3.36%	6.56%	-32.92%	-32.88%	-29.61%	-29.36%
Solactive Global Gold Explorers Total Return Index	4.45%	4.45%	-31.80%	-31.80%	-29.00%	-29.00%
S&P 500 Index	5.20%	5.20%	16.20%	16.20%	14.06%	14.06%

Growth of a $10,000 Investment

(at Net Asset Value)

*Fund commenced operations on November 3, 2010.

The S&P 500 Index is a market capitalization-weighted composite index of 500 large capitalization U.S. companies.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, it may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund's performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike a Fund's returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

There are no assurances that the Fund will meet its stated objectives.

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distribution or the redemption or sale of Fund shares.

See definition of comparative indices above.

2

Management Discussion of Fund Performance (unaudited)

Global X Copper Miners ETF

Global X Copper Miners ETF

The Global X Copper Miners ETF (“Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Solactive Global Copper Miners Total Return Index (“Underlying Index”). The Fund is passively managed, which means the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Underlying Index.

The Underlying Index is designed to measure broad-based equity market performance of global companies involved in the copper mining industry, as defined by the index provider.

For the 12-month period ended October 31, 2015 (the “reporting period”), the Fund decreased 38.64%, while the Underlying Index decreased 38.45%. The Fund had a net asset value of $24.96 per share on October 31, 2014 and ended the reporting period with a net asset value of $14.98 on October 31, 2015.

During the reporting period, the highest returns came from Southern Copper and Sandfire Resources NL, which returned -2.17% and -6.1%, respectively. The worst performers were Imperial Metals and Copper Mountain Mining Corp., which returned -92.9% and -78.56%, respectively.

Copper prices ended the reporting period near six year lows. The metal has suffered from weak economic growth in emerging markets, which had traditionally been major purchasers of the metal for industrial capacities. Copper mining companies, which are held in the Fund, therefore suffered from declining sales numbers.

	AVERAGE ANNUAL TOTAL RETURN FOR THE YEAR ENDED OCTOBER 31, 2015
	One Year Return		Three Year Return		Five Year Return		Annualized Inception to Date*
	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price
Global X Copper Miners ETF	-38.64%	-37.36%	-25.65%	-25.22%	-19.21%	-18.97%	-15.36%	-15.08%
Solactive Global Copper Miners Total Return Index	-38.45%	-38.45%	-25.68%	-25.68%	-19.15%	-19.15%	-15.20%	-15.20%
S&P 500 Index	5.20%	5.20%	16.20%	16.20%	14.33%	14.33%	12.83%	12.83%

Growth of a $10,000 Investment

(at Net Asset Value)

*Fund commenced operations on April 19, 2010.

The S&P 500 Index is a market capitalization-weighted composite index of 500 large capitalization U.S. companies.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, it may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund's performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike a Fund's returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

There are no assurances that the Fund will meet its stated objectives.

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distribution or the redemption or sale of Fund shares.

See definition of comparative indices above.

3

Management Discussion of Fund Performance (unaudited)

Global X Uranium ETF

Global X Uranium ETF

The Global X Uranium ETF (“Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Solactive Global Uranium Total Return Index (“Underlying Index”). The Fund is passively managed, which means the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Underlying Index.

The Underlying Index is designed to measure broad-based equity market performance of global companies involved in the uranium industry, as defined by the index provider.

For the 12-month period ended October 31, 2015 (the “reporting period”), the Fund decreased 33.01%, while the Underlying Index decreased 30.62%. The Fund had a net asset value of $23.26 per share on October 31, 2014 and ended the reporting period with a net asset value of $14.94 on October 31, 2015.

During the reporting period, the highest returns came from Berkeley Resources and Peninsula Energy, which returned 42.41% and 15.52%, respectively. The worst performers were Energy Resources of Australia and Greenland Minerals & Energy, which returned -78.53% and -69.71%, respectively.

During the reporting period, uranium prices declined as supply outweighed demand. Commodities broadly experienced a heavy selloff during the reporting period due to slowing demand and the looming threat of rising interest rates in the US. Uranium saw a small recovery at the end of September 2015, attributed to Japan restarting its nuclear power plants and increasing nuclear power capacity leading to the construction of more than 60 reactors. Many expect that as coal burning electric plants fall out of favor due to their high levels of pollution, nuclear power will become an increasingly popular choice to meet energy needs around the globe.

	AVERAGE ANNUAL TOTAL RETURN FOR THE YEAR ENDED OCTOBER 31, 2015
	One Year Return		Three Year Return		Annualized Inception to Date*
	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price
Global X Uranium ETF	-33.01%	-32.72%	-27.59%	-28.00%	-30.60%	-30.69%
Solactive Global Uranium Total Return Index	-30.62%	-30.62%	-26.61%	-26.61%	-30.24%	-30.24%
S&P 500 Index	5.20%	5.20%	16.20%	16.20%	13.63%	13.63%

Growth of a $10,000 Investment

(at Net Asset Value)

*Fund commenced operations on November 4, 2010.

The S&P 500 Index is a market capitalization-weighted composite index of 500 large capitalization U.S. companies.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, it may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund's performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike a Fund's returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

There are no assurances that the Fund will meet its stated objectives.

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distribution or the redemption or sale of Fund shares.

See definition of comparative indices above.

4

Management Discussion of Fund Performance (unaudited)

Global X Lithium ETF

Global X Lithium ETF

The Global X Lithium ETF (“Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Solactive Global Lithium Index (“Underlying Index”). The Fund is passively managed, which means the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Underlying Index.

The Underlying Index is designed to measure broad-based equity market performance of global companies involved in the lithium industry, as defined by the index provider.

For the 12-month period ended October 31, 2015 (the “reporting period”), the Fund decreased 13.18%, while the Underlying Index decreased 13.38%. The Fund had a net asset value of $24.00 per share on October 31, 2014 and ended the reporting period with a net asset value of $20.62 on October 31, 2015.

During the reporting period, the highest returns came from Ultralife and Galaxy Resources, which returned 107.08% and 59.69%, respectively. The worst performers were Avalon Rare Metals and Western Lithium USA, which returned -61.64% and -60.69%, respectively.

Commodities as a whole performed poorly during the reporting period, as global markets coped with impending interest rate hikes in the United States as well as slowing growth in major emerging markets like China, Brazil, and Russia. Despite the broad commodity downturn, there is optimism surrounding the lithium sector given expected increases in demand for the metal. Lithium is a key component of lithium-ion battery technology, and demand could increase as fast growing electric car and renewable energy industries are heavily dependent on battery storage.

	AVERAGE ANNUAL TOTAL RETURN FOR THE YEAR ENDED OCTOBER 31, 2015
	One Year Return		Three Year Return		Five Year Return		Annualized Inception to Date*
	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price
Global X Lithium ETF	-13.18%	-12.89%	-9.42%	-9.01%	-11.36%	-11.30%	-6.55%	-6.45%
Solactive Global Lithium Index	-13.38%	-13.38%	-8.44%	-8.44%	-10.61%	-10.61%	-5.77%	-5.77%
S&P 500 Index	5.20%	5.20%	16.20%	16.20%	14.33%	14.33%	15.35%	15.35%

Growth of a $10,000 Investment

(at Net Asset Value)

*Fund commenced operations on July 22, 2010.

The S&P 500 Index is a market capitalization-weighted composite index of 500 large capitalization U.S. companies.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, it may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund's performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike a Fund's returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

There are no assurances that the Fund will meet its stated objectives.

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distribution or the redemption or sale of Fund shares.

See definition of comparative indices above.

5

Management Discussion of Fund Performance (unaudited)

Global X Fertilizers/Potash ETF

Global X Fertilizers/Potash ETF

The Global X Fertilizers/Potash ETF (“Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Solactive Global Fertilizers/Potash Total Return Index (“Underlying Index”). The Fund is passively managed, which means the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Underlying Index.

The Underlying Index is designed to track the performance of the largest listed companies globally that are active in some aspect of the fertilizer/potash industry, as defined by the index provider.

For the 12-month period ended October 31, 2015 (the “reporting period”), the Fund decreased 6.01%, while the Underlying Index decreased 5.47%. The Fund had a net asset value of $10.87 per share on October 31, 2014 and ended the reporting period with a net asset value of $9.98 on October 31, 2015.

During the reporting period, the highest returns came from Nufarm and Gubre Fabrikalari, which returned 37.19% and 21.06%, respectively. The worst performers were Intrepid Potash and Uralkali, which returned -71.5% and -33.67%, respectively.

Prices of fertilizers and potash have been weighed down by lower prices for crops, which is the result of slowing demand from major importing countries. In North America, demand for potash, in first half of 2015 fell by as much as 25 to 30% year over year, while global supply remains high. This fall in demand has weighed significantly on companies in the sector.

	AVERAGE ANNUAL TOTAL RETURN FOR THE YEAR ENDED OCTOBER 31, 2015
	One Year Return		Three Year Return		Annualized Inception to Date*
	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price
Global X Fertilizers/Potash ETF	-6.01%	-6.22%	-8.80%	-8.95%	-7.60%	-7.71%
Solactive Global Fertilizers/Potash Total Return Index	-5.47%	-5.47%	-8.58%	-8.58%	-7.29%	-7.29%
S&P 500 Index	5.20%	5.20%	16.20%	16.20%	13.16%	13.16%

Growth of a $10,000 Investment

(at Net Asset Value)

*Fund commenced operations on May 25, 2011.

The S&P 500 Index is a market capitalization-weighted composite index of 500 large capitalization U.S. companies.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, it may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund's performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike a Fund's returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

There are no assurances that the Fund will meet its stated objectives.

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distribution or the redemption or sale of Fund shares.

See definition of comparative indices above.

6

Schedule of Investments	October 31, 2015

Global X Silver Miners ETF

Sector Weightings (unaudited)†:

† Sector weightings percentages are based on the total market value of investments. Repurchase agreements purchased from cash collateral received for securities lending activity are included in total investments. Please see Note 2 and 7 in Notes to Financial Statements for more detailed information.

	Shares	Value
COMMON STOCK — 100.4%
CANADA— 59.7%
Basic Materials — 59.7%
Alamos Gold	1,620,143	$6,221,349
AuRico Metals *^	533,199	324,185
AuRico Metals *	121,780	73,533
Bear Creek Mining * (A)	2,520,115	1,367,586
Endeavour Silver *	3,005,449	4,958,991
First Majestic Silver *	1,877,718	6,199,979
Fortuna Silver Mines *	1,981,009	5,163,176
MAG Silver * (A)	1,412,493	10,113,450
Pan American Silver (A)	898,127	6,798,821
Primero Mining * (A)	2,334,539	5,370,858
Silver Standard Resources *	1,020,016	7,038,110
Silver Wheaton	1,164,136	15,820,608
Silvercorp Metals (A)	5,464,655	4,043,845
Silvercrest Metals *	579,500	73,083
Tahoe Resources	1,474,854	12,309,707
TOTAL CANADA		85,877,281
MEXICO— 20.1%
Basic Materials — 20.1%
Fresnillo	1,087,861	12,264,688
Industrias Penoles	1,254,516	16,607,465
TOTAL MEXICO		28,872,153
PERU— 4.1%
Basic Materials — 4.1%
Hochschild Mining *	5,196,022	5,938,311
UNITED KINGDOM— 5.2%
Basic Materials — 5.2%
Polymetal International	838,850	7,442,769
UNITED STATES— 11.3%
Basic Materials — 11.3%
Coeur d'Alene Mines * (A)	1,809,100	4,884,570
Hecla Mining	2,780,678	5,756,004

The accompanying notes are an integral part of the financial statements.

7

Schedule of Investments	October 31, 2015

Global X Silver Miners ETF

	Shares/Face Amount(1)	Value
COMMON STOCK — continued
Basic Materials — continued
McEwen Mining (A)	6,215,469	$5,595,165
TOTAL UNITED STATES		16,235,739
TOTAL COMMON STOCK
(Cost $267,934,607)		144,366,253

REPURCHASE AGREEMENTS (B) — 4.8%
Barclays Bank
0.070%, dated 10/30/15, to be repurchased on 11/02/15 repurchase price $5,000,029 (collateralized by U.S. Treasury Obligations, ranging in par value $11-$2,741,568, 0.000%-2.750%, 11/05/15-02/15/45 with a total market value of $5,100,000)	5,000,000	5,000,000
Deutsche Bank
0.050%, dated 10/30/15, to be repurchased on 11/02/15 repurchase price $1,827,726 (collateralized by U.S. Treasury Notes, par value $1,827,726, 3.250%, 07/31/16 with a total market value of $1,877,988)	1,827,718	1,827,718
TOTAL REPURCHASE AGREEMENTS
(Cost $6,827,718)		6,827,718

TIME DEPOSIT — 0.0%
Brown Brothers Harriman, 0.080%, 11/02/15, GBP
(Cost $11)	7	11
TOTAL INVESTMENTS — 105.2%
(Cost $274,762,336)		$151,193,982

Percentages are based on Net Assets of $143,755,814.

*	Non-income producing security.
^	Traded on U.S. stock exchange.
(1)	In U.S. Dollars unless otherwise indicated.
(A)	This security or a partial position of this security is on loan at October 31, 2015. The total value of securities on loan at October 31, 2015 was $6,097,231.
(B)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of October 31, 2015 was $6,827,718.

GBP — British Pound Sterling

The following is a summary of the inputs used as of October 31, 2015, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$144,366,253	$—	$—	$144,366,253
Repurchase Agreements	—	6,827,718	—	6,827,718
Time Deposit	—	11	—	11
Total Investments in Securities	$144,366,253	$6,827,729	$—	$151,193,982

For the year ended October 31, 2015, there have been no transfers between Level 1, Level 2 and Level 3 investments.

As of October 31, 2015, there were no Level 3 investments.

The accompanying notes are an integral part of the financial statements.

8

Schedule of Investments	October 31, 2015

Global X Gold Explorers ETF

Sector Weightings (unaudited)†:

† Sector weightings percentages are based on the total market value of investments. Repurchase agreements purchased from cash collateral received for securities lending activity are included in total investments. Please see Note 2 and 7 in Notes to Financial Statements for more detailed information.

	Shares/Face Amount	Value
COMMON STOCK — 99.7%
AUSTRALIA— 8.2%
Basic Materials — 8.2%
Gold Road Resources *	4,367,306	$1,293,080
Gryphon Minerals * (A)	28,310,517	1,090,699
TOTAL AUSTRALIA		2,383,779
CANADA— 91.5%
Basic Materials — 91.5%
Asanko Gold *	777,370	1,324,978
Atac Resources *	3,979,081	1,216,519
Chesapeake Gold *	814,922	1,426,355
Continental Gold * (B)	563,534	702,075
Exeter Resource *	3,121,416	1,136,195
Gold Canyon Resources * (A)	12,839,169	3,385,572
Guyana Goldfields *	458,500	1,142,439
International Tower Hill Mines *	4,807,994	1,242,866
Kaminak Gold, Cl A *	2,284,736	1,414,481
Lydian International, Cl A * (B)	3,245,419	719,358
Novagold Resources *	477,188	1,727,421
OceanGold	1,105,731	2,112,835
Premier Gold Mines *	858,900	1,575,542
Pretium Resources * (B)	258,381	1,546,317
Rubicon Minerals * ^ (B)	1,333,401	601,764
Rubicon Minerals * (B)	118,412	52,493
Sabina Gold & Silver * (B)	3,355,724	1,564,560
Seabridge Gold *	257,802	2,106,242
Torex Gold Resources * (B)	1,738,868	1,648,027
TOTAL CANADA		26,646,039
TOTAL COMMON STOCK
(Cost $41,461,684)		29,029,818

REPURCHASE AGREEMENT (C) — 3.6%
Deutsche Bank
0.050%, dated 10/30/15, to be repurchased on 11/02/15 repurchase price $1,037,814 (collateralized by U.S. Treasury Notes, par value $1,037,814, 3.250%, 07/31/16 with a total market value of $1,066,354)
(Cost $1,037,810)	$1,037,810	1,037,810

The accompanying notes are an integral part of the financial statements.

9

Schedule of Investments	October 31, 2015

Global X Gold Explorers ETF

	Face Amount(1)	Value
TIME DEPOSITS — 0.3%
Brown Brothers Harriman
0.030%, 11/02/15	77,330	$77,330
0.050%, 11/02/15, CAD	8	6
TOTAL TIME DEPOSITS
(Cost $77,336)		77,336
TOTAL INVESTMENTS — 103.6%
(Cost $42,576,830)		$30,144,964

Percentages are based on Net Assets of $29,093,081.

*	Non-income producing security.
^	Traded on U.S. stock exchange.
(1)	In U.S. Dollars unless otherwise indicated.
(A)	Affiliated investment (see Note 3).
(B)	This security or a partial position of this security is on loan at October 31, 2015. The total value of securities on loan at October 31, 2015 was $546,286.
(C)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of October 31, 2015 was $1,037,810.

CAD — Canadian Dollar
Cl — Class

The following is a summary of the inputs used as of October 31, 2015, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$29,029,818	$—	$—	$29,029,818
Repurchase Agreement	—	1,037,810	—	1,037,810
Time Deposits	—	77,336	—	77,336
Total Investments in Securities	$29,029,818	$1,115,146	$—	$30,144,964

For the year ended October 31, 2015, there have been no transfers between Level 1, Level 2 or Level 3 investments.

As of October 31, 2015, there were no Level 3 investments.

The accompanying notes are an integral part of the financial statements.

10

Schedule of Investments	October 31, 2015

Global X Copper Miners ETF

Sector Weightings (unaudited)†:

† Sector weightings percentages are based on the total market value of investments. Repurchase agreements purchased from cash collateral received for securities lending activity are included in total investments. Please see Note 2 and 7 in Notes to Financial Statements for more detailed information.

	Shares	Value
COMMON STOCK — 99.3%
AUSTRALIA— 14.8%
Basic Materials — 14.8%
Cudeco *(A) (B)	597,947	$377,503
OZ Minerals	329,349	1,024,487
Sandfire Resources	309,986	1,402,151
TOTAL AUSTRALIA		2,804,141
CANADA— 37.1%
Basic Materials — 37.1%
Capstone Mining *	1,923,410	984,969
Copper Mountain Mining * (C)	1,325,702	526,896
Copper Mountain Mining *^	12,300	4,637
First Quantum Minerals	169,470	904,116
HudBay Minerals, Cl B	190,029	986,202
Imperial Metals * (C)	143,616	869,369
Lundin Mining *	281,703	949,524
Teck Resources, Cl B	152,593	893,387
Turquoise Hill Resources *	337,555	918,150
TOTAL CANADA		7,037,250
CHILE— 4.7%
Basic Materials — 4.7%
Antofagasta	110,143	895,603
CHINA— 4.8%
Basic Materials — 4.8%
Jiangxi Copper, Cl H	693,029	917,469
HONG KONG— 1.7%
Basic Materials — 1.7%
CST Mining Group *	29,296,000	325,087
MEXICO—6.2%
Basic Materials — 6.2%
Grupo Mexico, Cl B	479,314	1,167,492
PERU— 6.4%
Basic Materials — 6.4%
Southern Copper (C)	43,767	1,214,972

The accompanying notes are an integral part of the financial statements.

11

Schedule of Investments	October 31, 2015

Global X Copper Miners ETF

	Shares/Face Amount(1)	Value
COMMON STOCK — continued
POLAND— 4.8%
Basic Materials — 4.8%
KGHM Polska Miedz	39,029	$910,438
SWITZERLAND— 5.0%
Basic Materials — 5.0%
Glencore Xstrata	550,170	955,894
UNITED KINGDOM— 8.9%
Basic Materials — 8.9%
KAZ Minerals *	466,687	836,793
Vedanta Resources	110,677	845,248
TOTAL UNITED KINGDOM		1,682,041
UNITED STATES— 4.9%
Basic Materials — 4.9%
Freeport-McMoRan Copper & Gold	79,242	932,678
TOTAL COMMON STOCK
(Cost $34,066,809)		18,843,065

REPURCHASE AGREEMENT (D) — 5.7%
Deutsche Bank
0.050%, dated 10/30/15, to be repurchased on 11/02/15 repurchase price
$1,082,010 (collateralized by U.S. Treasury Notes, par value $1,082,010,
3.250%, 07/31/16 with a total market value of $1,111,765)
(Cost $1,082,005)	1,082,005	1,082,005

TIME DEPOSITS — 0.9%
Brown Brothers Harriman
0.030%, 11/02/15	165,822	165,822
1.104%, 11/02/15, AUD	11	8
0.050%, 11/02/15, CAD	2	1
0.080%, 11/02/15, GBP	1	2
TOTAL TIME DEPOSITS
(Cost $165,833)		165,833
TOTAL INVESTMENTS — 105.9%
(Cost $35,314,647)		$20,090,903

Percentages are based on Net Assets of $18,979,404.

*	Non-income producing security.
^	Traded on U.S. stock exchange.
(1)	In U.S. Dollars unless otherwise indicated.
(A)	Security is fair valued using methods determined in good faith by the Fair Value Committee of the Fund. The total value of such security as of October 31, 2015, was $377,503 and represents 2.0% of Net Assets.
(B)	Security considered illiquid. The total value of such security as of October 31, 2015 was $377,503 and represented 2.0% of Net Assets.
(C)	This security or a partial position of this security is on loan at October 31, 2015. The total value of securities on loan at October 31, 2015 was $1,069,340.
(D)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of October 31, 2015 was $1,082,005.

The accompanying notes are an integral part of the financial statements.

12

Schedule of Investments	October 31, 2015

Global X Copper Miners ETF

AUD — Australian Dollar
CAD — Canadian Dollar
Cl — Class
GBP — British Pound Sterling

The following is a summary of the inputs used as of October 31, 2015, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Common Stock	$18,460,925	$4,637	$377,503	$18,843,065
Repurchase Agreement	—	1,082,005	—	1,082,005
Time Deposits	—	165,833	—	165,833
Total Investments in Securities	$18,460,925	$1,252,475	$377,503	$20,090,903

(1)Please see Note 2 for details on the unobservable inputs and the interrelationships and sensitivity between these inputs for those Level 3 securities that are not valued by third party pricing vendors or broker quotes.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Common Stock
Beginning Balance as of October 31, 2014	$-
Transfers into Level 3	377,503
Ending Balance as of October 31, 2015	$377,503

For the year ended October 31, 2015, the transfers into Level 3 were due to changes in the availability of observable inputs to determine fair value. Transfers between levels are recognized at period end.

For the year ended October 31, 2015, the transfers between Level 1 and Level 2 in the amount of $4,637 were due to changes in the availability of observable inputs to determine fair value. Transfers between levels are recognized at period end.

The accompanying notes are an integral part of the financial statements.

13

Schedule of Investments	October 31, 2015

Global X Uranium ETF

Sector Weightings (unaudited)†:

† Sector weightings percentages are based on the total market value of investments. Repurchase agreements purchased from cash collateral received for securities lending activity are included in total investments. Please see Note 2 and 7 in Notes to Financial Statements for more detailed information.

	Shares	Value
COMMON STOCK — 100.7%
AUSTRALIA— 16.5%
Basic Materials — 16.5%
Bannerman Resources *	16,821,309	$516,050
Berkeley Resources *	8,274,187	2,538,384
Energy Resources of Australia * (A)	10,378,854	2,517,630
Greenland Minerals & Energy * (A)	34,830,609	695,797
Paladin Energy * (A)	40,682,341	7,111,079
Peninsula Energy *	7,968,033	6,992,295
Silex Systems * (A) (B)	9,486,202	3,011,729
TOTAL AUSTRALIA		23,382,964
CANADA— 60.3%
Basic Materials — 56.1%
Cameco	2,786,466	39,443,078
Denison Mines * (A)	18,148,490	7,351,779
Energy Fuels * (A) (B)	1,451,793	3,950,306
Fission 3.0 * (B)	9,579,896	475,938
Fission Uranium *	15,204,190	6,972,533
Laramide Resources * (B)	6,245,849	716,075
Mega Uranium * (B)	24,227,864	1,296,251
Uex * (A) (B)	13,892,565	1,274,206
Uranium Participation * (A)	4,694,232	18,226,544
		79,706,710
Financials — 4.2%
NexGen Energy * (A)	10,680,043	5,958,980
TOTAL CANADA		85,665,690
CHINA— 4.4%
Utilities — 4.4%
CGN Power, Cl H (C)	15,145,800	6,292,755

The accompanying notes are an integral part of the financial statements.

14

Schedule of Investments	October 31, 2015

Global X Uranium ETF

	Shares/Face Amount(1)	Value
COMMON STOCK — continued
FRANCE— 4.2%
Utilities — 4.2%
Areva *	822,434	$5,905,288
HONG KONG— 3.7%
Health Care — 2.7%
CGN Mining *	45,356,700	3,862,585
Industrials — 1.0%
CNNC International *	3,665,000	1,465,981
TOTAL HONG KONG		5,328,566
UNITED STATES— 11.6%
Basic Materials — 11.6%
Centrus Energy, Cl A * (B)	447,240	1,207,548
Energy Fuels * (A) (B)	1,079,399	2,935,965
Uranium Energy * (A) (B)	5,301,722	5,937,929
Uranium Resources * (A) (B)	2,099,765	1,560,125
Ur-Energy * (A) (B)	8,975,014	4,860,868
TOTAL UNITED STATES		16,502,435
TOTAL COMMON STOCK
(Cost $271,531,936)		143,077,698

REPURCHASE AGREEMENTS (D) — 14.7%
Barclays Bank
0.070%, dated 10/30/15, to be repurchased on 11/02/15 repurchase price $19,000,111 (collateralized by U.S. Treasury Obligations, ranging in par value $20-$5,752,259, 0.000%-2.750%, 11/05/15-02/15/45 with a total market value of $19,380,000)	19,000,000	19,000,000
Deutsche Bank
0.050%, dated 10/30/15, to be repurchased on 11/02/15 repurchase price $1,830,615 (collateralized by U.S. Treasury Notes, par value $1,830,615, 3.250%, 07/31/16 with a total market value of $1,880,957)	1,830,607	1,830,607
TOTAL REPURCHASE AGREEMENTS
(Cost $20,830,607)		20,830,607

TIME DEPOSITS — 0.1%
Brown Brothers Harriman
1.104%, 11/02/15, AUD	3	2
0.050%, 11/02/15, CAD	127,538	97,480
0.080%, 11/02/15, GBP	5	8
TOTAL TIME DEPOSITS
(Cost $97,490)		97,490
TOTAL INVESTMENTS — 115.5%
(Cost $292,460,033)		$164,005,795

Percentages are based on Net Assets of $142,056,424.

The accompanying notes are an integral part of the financial statements.

15

Schedule of Investments	October 31, 2015

Global X Uranium ETF

*	Non-income producing security.
(1)	In U.S. Dollars unless otherwise indicated.
(A)	This security or a partial position of this security is on loan at October 31, 2015. The total value of securities on loan at October 31, 2015 was $16,391,367.
(B)	Affiliated investment (see Note 3).
(C)	Security sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." These securities have been determined to be liquid under guidelines established by the board of Trustees.
(D)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of October 31, 2015 was $20,830,607.

AUD — Australian Dollar

CAD — Canadian Dollar

Cl — Class

GBP — British Pound Sterling

The following is a summary of the inputs used as of October 31, 2015, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$143,077,698	$—	$—	$143,077,698
Repurchase Agreements	—	20,830,607	—	20,830,607
Time Deposits	—	97,490	—	97,490
Total Investments in Securities	$143,077,698	$20,928,097	$—	$164,005,795

For the year ended October 31, 2015, there have been no transfers between Level 1, Level 2 or Level 3 investments.

As of October 31, 2015, there were no Level 3 investments.

The accompanying notes are an integral part of the financial statements.

16

Schedule of Investments	October 31, 2015

Global X Lithium ETF

Sector Weightings (unaudited)†:

† Sector weightings percentages are based on the total market value of investments. Repurchase agreements purchased from cash collateral received for securities lending activity are included in total investments. Please see Note 2 and 7 in Notes to Financial Statements for more detailed information.

	Shares	Value
COMMON STOCK — 100.1%
AUSTRALIA— 2.4%
Basic Materials — 2.4%
Galaxy Resources *	6,670,672	$366,458
Orocobre *	485,701	622,009
TOTAL AUSTRALIA		988,467
CANADA— 0.8%
Basic Materials — 0.8%
Avalon Rare Metals * (A)	437,807	38,482
Western Lithium USA * (A)	1,003,609	287,655
TOTAL CANADA		326,137
CHILE— 9.6%
Basic Materials — 9.6%
Sociedad Quimica y Minera de Chile ADR	201,553	3,906,097
CHINA— 4.7%
Industrials — 4.7%
BYD, Cl H *	309,200	1,930,979
FRANCE— 4.7%
Industrials — 4.7%
Blue Solutions *	19,288	465,549
Saft Groupe	55,582	1,442,875
TOTAL FRANCE		1,908,424
HONG KONG— 6.6%
Consumer Goods — 5.6%
FDG Electric Vehicles *	32,890,600	2,291,703
Industrials — 1.0%
Coslight Technology International Group *	1,038,373	388,547
TOTAL HONG KONG		2,680,250
JAPAN— 9.3%
Industrials — 9.3%
GS Yuasa	447,894	1,714,747
Panasonic	174,500	2,075,057
TOTAL JAPAN		3,789,804

The accompanying notes are an integral part of the financial statements.

17

Schedule of Investments	October 31, 2015

Global X Lithium ETF

	Shares/Face Amount	Value
COMMON STOCK — continued
SOUTH KOREA— 11.1%
Basic Materials — 4.9%
LG Chemical	7,450	$1,989,847
Industrials — 6.2%
Samsung SDI	20,237	1,890,479
Vitzrocell *	49,371	619,276
		2,509,755
TOTAL SOUTH KOREA		4,499,602
TAIWAN— 11.3%
Industrials — 11.3%
Advanced Lithium Electrochemistry Cayman *	805,929	913,586
Changs Ascending Enterprise *	260,017	310,769
Dynapack International Technology	922,300	1,517,113
Simplo Technology	526,500	1,873,204
TOTAL TAIWAN		4,614,672
UNITED KINGDOM— 0.2%
Basic Materials — 0.2%
Bacanora Minerals *	63,258	82,553
UNITED STATES— 39.4%
Basic Materials — 28.2%
Albemarle	58,442	3,127,816
Avalon Rare Metals *	110,956	10,419
FMC	204,618	8,329,999
		11,468,234
Consumer Goods — 4.5%
Tesla Motors * (A)	8,879	1,837,331
Industrials — 6.7%
China BAK Battery *	21,214	64,915
Johnson Controls	47,535	2,147,631
Ultralife *	76,731	520,236
		2,732,782
TOTAL UNITED STATES		16,038,347
TOTAL COMMON STOCK
(Cost $49,714,593)		40,765,332

REPURCHASE AGREEMENT (B) — 3.0%
Deutsche Bank
0.050%, dated 10/30/15, to be repurchased on 11/02/15 repurchase price
$1,211,995 (collateralized by U.S. Treasury Notes, par value $1,211,995,
3.250%, 07/31/16 with a total market value of $1,245,325)
(Cost $1,211,990)	$1,211,990	1,211,990

The accompanying notes are an integral part of the financial statements.

18

Schedule of Investments	October 31, 2015

Global X Lithium ETF

	Face Amount(1)	Value
TIME DEPOSIT — 0.0%
Brown Brothers Harriman, 1.104%, 11/02/15, AUD
(Cost $2)	3	$2
TOTAL INVESTMENTS — 103.1%
(Cost $50,926,585)		$41,977,324

Percentages are based on Net Assets of $40,730,959.

*	Non-income producing security.
(1)	In U.S. Dollars unless otherwise indicated.
(A)	This security or a partial position of this security is on loan at October 31, 2015. The total value of securities on loan at October 31, 2015 was $1,089,488.
(B)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of October 31, 2015 was $1,211,990.

ADR — American Depositary Receipt

AUD — Australian Dollar

Cl — Class

The following is a summary of the inputs used as of October 31, 2015, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$40,765,332	$—	$—	$40,765,332
Repurchase Agreement	—	1,211,990	—	1,211,990
Time Deposit	—	2	—	2
Total Investments in Securities	$40,765,332	$1,211,992	$—	$41,977,324

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in
Common Stock
Beginning Balance as of October 31, 2014	$2,701,427
Transfers out of Level 3	(2,291,703)
Transfers into Level 3	-
Net purchases	286,808
Net sales	(750,234)
Realized gain/(loss)	(1,756,221)
Change in unrealized appreciation/(depreciation)	1,809,923
Ending Balance as of October 31, 2015	$-

For the year ended October 31, 2015, the transfers out of Level 3 were due to changes in the availability of observable inputs to determine fair value. Transfers between levels are recognized at period end.

For the year ended October 31, 2015 there have been no transfers between Level 1 and Level 2 investments.

As of October 31, 2015, there were no Level 3 investments.

The accompanying notes are an integral part of the financial statements.

19

Schedule of Investments	October 31, 2015

Global X Fertilizers/Potash ETF

Sector Weightings (unaudited)†:

† Sector weightings percentages are based on the total market value of investments.

	Shares	Value
COMMON STOCK — 99.7%
AUSTRALIA— 10.4%
Basic Materials — 10.4%
Incitec Pivot	219,029	$617,252
Nufarm	95,692	571,432
TOTAL AUSTRALIA		1,188,684
BELGIUM— 4.4%
Basic Materials — 4.4%
Tessenderlo Chemie	15,620	506,771
CANADA— 8.5%
Basic Materials — 8.5%
Agrium	282	26,220
Agrium ^	5,868	546,135
Potash Corp of Saskatchewan	20,153	407,695
TOTAL CANADA		980,050
CHILE— 5.2%
Basic Materials — 5.2%
Sociedad Quimica y Minera de Chile ADR	30,606	593,144
CHINA— 3.9%
Basic Materials — 3.9%
China BlueChemical	947,841	283,737
Sinofert Holdings	948,385	167,648
TOTAL CHINA		451,385
GERMANY— 4.4%
Basic Materials — 4.4%
K+S	20,042	508,212
ISRAEL— 8.7%
Basic Materials — 8.7%
Israel Chemicals	94,041	521,293
The Israel Corp	1,835	473,627
TOTAL ISRAEL		994,920
NETHERLANDS— 5.4%
Basic Materials — 5.4%
OCI *	21,605	613,955
NORWAY— 4.8%
Basic Materials — 4.8%
Yara International	12,197	555,955

The accompanying notes are an integral part of the financial statements.

20

Schedule of Investments	October 31, 2015

Global X Fertilizers/Potash ETF

	Shares/Face Amount(1)	Value
COMMON STOCK — continued
POLAND— 5.2%
Basic Materials — 5.2%
Grupa Azoty	25,188	$602,148
RUSSIA— 4.4%
Basic Materials — 4.4%
Uralkali GDR	42,024	505,128
SOUTH KOREA— 0.8%
Basic Materials — 0.8%
Namhae Chemical	10,708	94,395
SWITZERLAND— 4.4%
Basic Materials — 4.4%
Syngenta	1,509	509,455
TAIWAN— 4.3%
Basic Materials — 4.3%
Taiwan Fertilizer	383,182	490,434
TURKEY— 1.4%
Basic Materials — 1.4%
Bagfas Bandirma Gubre Fabrik	14,255	64,871
Gubre Fabrikalari	39,688	89,828
TOTAL TURKEY		154,699
UNITED STATES— 23.5%
Basic Materials — 23.5%
CF Industries Holdings	10,787	547,656
Compass Minerals International	7,426	603,288
Intrepid Potash *	30,282	116,889
Mosaic	14,269	482,150
Scotts Miracle-Gro, Cl A	10,238	677,346
Terra Nitrogen	2,535	268,152
TOTAL UNITED STATES		2,695,481
TOTAL COMMON STOCK
(Cost $17,349,056)		11,444,816

TIME DEPOSITS — 0.0%
Brown Brothers Harriman
0.030%, 11/02/15	4,171	4,171
1.104%, 11/02/15, AUD	10	7
0.121%, 11/02/15, NOK	7	1
TOTAL TIME DEPOSITS
(Cost $4,179)		4,179
TOTAL INVESTMENTS — 99.7%
(Cost $17,353,235)		$11,448,995

Percentages are based on Net Assets of $11,482,617.

The accompanying notes are an integral part of the financial statements.

21

Schedule of Investments	October 31, 2015

Global X Fertilizers/Potash ETF

*	Non-income producing security.
^	Traded on U.S. stock exchange.
(1)	In U.S. Dollars unless otherwise indicated.

ADR — American Depositary Receipt

AUD — Australian Dollar

Cl — Class

GDR — Global Depositary Receipt

NOK — Norwegian Krone

The following is a summary of the inputs used as of October 31, 2015, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$11,444,816	$—	$—	$11,444,816
Time Deposits	—	4,179	—	4,179
Total Investments in Securities	$11,444,816	$4,179	$—	$11,448,995

For the year ended October 31, 2015, there have been no transfers between Level 1, Level 2 or Level 3 investments.

As of October 31, 2015, there were no Level 3 investments.

The accompanying notes are an integral part of the financial statements.

22

Statements of Assets and Liabilities
October 31, 2015

	Global X Silver Miners ETF	Global X Gold Explorers ETF	Global X Copper Miners ETF
Assets:
Cost of Investments	$267,934,618	$36,390,188	$34,232,642
Cost of Repurchase Agreement	6,827,718	1,037,810	1,082,005
Cost of Affiliated Investments	—	5,148,832	—
Cost of Foreign Currency	—	—	3
Investments, at Value	$144,366,264 *	$24,630,883 *	$19,008,898 *
Repurchase Agreement, at Value	6,827,718	1,037,810	1,082,005
Affiliated Investments, at Value	—	4,476,271	—
Foreign Currency, at Value	—	—	3
Cash	546 (1)	—	—
Receivable for Investment Securities Sold	10,186,302	—	1,894,696
Reclaim Receivable	22,609	—	9,643
Dividend and Interest Receivable	16,032	2,258	4,777
Unrealized Appreciation on Spot Contracts	8,618	—	1,673
Receivable for Fund Shares Sold	—	—	70,190
Total Assets	161,428,089	30,147,222	22,071,885
Liabilities:
Payable for Investment Securities Purchased	9,172,626	—	1,998,832
Obligation to Return Securities Lending Collateral	6,828,264	1,037,810	1,082,005
Cash Overdraft	1,587,335	—	—
Payable due to Investment Adviser	84,050	16,331	10,639
Unrealized Depreciation on Spot Contracts	—	—	1,005
Total Liabilities	17,672,275	1,054,141	3,092,481
Net Assets	$143,755,814	$29,093,081	$18,979,404
Net Assets Consist of:
Paid-in Capital	$473,429,574	$90,118,619	$50,666,697
Undistributed Net Investment Income	225,582	162,412	26,145
Accumulated Net Realized Loss on Investments, Affiliated Investments and Foreign Currency Transactions	(206,327,997)	(48,756,084)	(16,500,351)
Net Unrealized Depreciation on Investments and Affiliated Investments	(123,568,354)	(12,431,866)	(15,223,744)
Net Unrealized Appreciation (Depreciation) on Foreign Currency Translations	(2,991)	—	10,657
Net Assets	$143,755,814	$29,093,081	$18,979,404
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	6,900,000	1,462,379	1,266,667
Net Asset Value, Offering and Redemption Price Per Share	$20.83	$19.89	$14.98
*Includes Market Value of Securities on Loan	$6,097,231	$546,286	$1,069,340

(1)	Cash is restricted, received from securities on loan. (See Note 7 in Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.

23

Statements of Assets and Liabilities
October 31, 2015

	Global X Uranium ETF		Global X Lithium ETF	Global X Fertilizers/Potash ETF
Assets:
Cost of Investments	$203,729,430		$49,714,595	$17,353,235
Cost of Affiliated Investments	67,899,996		—	—
Cost of Repurchase Agreement	20,830,607		1,211,990	—
Cost of Foreign Currency	—		943,413	—
Investments, at Value	$115,948,248	*	$40,765,334 *	$11,448,995
Affiliated Investments, at Value	27,226,940	*	—	—
Repurchase Agreement, at Value	20,830,607		1,211,990	—
Foreign Currency, at Value	—		943,875	—
Cash	160,252	(1)	—	—
Receivable for Investment Securities Sold	1,355,955		4,956,767	—
Dividend and Interest Receivable	113,454		25,539	9,225
Unrealized Appreciation on Spot Contracts	3,294		1,085	—
Reclaim Receivable	—		—	31,160
Total Assets	165,638,750		47,904,590	11,489,380
Liabilities:
Obligation to Return Securities Lending Collateral	20,990,859		1,211,990	—
Cash Overdraft	1,696,554		1,241,168	—
Payable for Investment Securities Purchased	804,723		4,694,538	—
Payable due to Investment Adviser	85,404		25,290	6,763
Unrealized Depreciation on Spot Contracts	4,786		645	—
Total Liabilities	23,582,326		7,173,631	6,763
Net Assets	$142,056,424		$40,730,959	$11,482,617
Net Assets Consist of:
Paid-in Capital	$540,266,379		$100,900,495	$20,626,540
Undistributed (Distributions in Excess of) Net Investment Income	1,074,464		(18,247)	330,845
Accumulated Net Realized Loss on Investment, Affiliated Investments and Foreign Currency Transactions	(270,830,452)		(51,200,629)	(3,567,361)
Net Unrealized Depreciation on Investments and Affiliated Investments	(128,454,238)		(8,949,261)	(5,904,240)
Net Unrealized Appreciation (Depreciation) on Foreign Currency Translations	271		(1,399)	(3,167)
Net Assets	$142,056,424		$40,730,959	$11,482,617
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	9,507,536		1,975,000	1,150,000
Net Asset Value, Offering and Redemption Price Per Share	$14.94		$20.62	$9.98
*Includes Market Value of Securities on Loan	$16,391,367		$1,089,488	$—

(1)	Cash is restricted, received from securities on loan. (See Note 7 in Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.

24

Statements of Operations
For the year ended October 31, 2015

	Global X Silver Miners ETF		Global X Gold Explorers ETF	Global X Copper Miners ETF
Investment Income:
Dividend Income	$1,533,504		$135,885	$383,484
Interest Income	127		14	6
Security Lending Income	83,582		266,487	24,928
Less: Foreign Taxes Withheld	(126,589)		—	(27,129)
Total Investment Income	1,490,624		402,386	381,289
Supervision and Administration Fees(1)	1,117,498		193,765	144,171
Income Tax(3)	–		150	–
Total Expenses	1,117,498		193,915	144,171
Net Investment Income	373,126		208,471	237,118
Net Realized Gain (Loss) on:
Investments	(66,986,628	)(2)	(16,396,433)	(5,619,889) (2)
Affiliated Investments	—		(1,971,364)	—
Foreign Currency Transactions	32,574		(32,532)	5,013
Net Realized Loss on Investments, Affiliated Investments and Foreign Currency Transactions	(66,954,054)		(18,400,329)	(5,614,876)
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	30,509,063		16,110,405	(4,723,123)
Affiliated Investments	—		2,988,794	—
Foreign Currency Translations	4,109		—	2,104
Net Change in Unrealized Appreciation (Depreciation) on Investments, Affiliated Investments and Foreign Currency Translations	30,513,172		19,099,199	(4,721,019)
Net Realized and Unrealized Gain (Loss) on Investments, Affiliated Investments and Foreign Currency Transactions and Translations	(36,440,882)		698,870	(10,335,895)
Net Increase (Decrease) in Net Assets Resulting from Operations	$(36,067,756)		$907,341	$(10,098,777)

(1)	The Supervision and Administration fees includes fees paid by the Funds for the investment advisory services provided by the Adviser. (See Note 3 in Notes to Financial Statements.)
(2)	Includes realized gains (losses) as a result of in-kind transactions. (See Note 4 in Notes to Financial Statements.)
(3)	See Note 2 in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

25

Statements of Operations
For the year ended October 31, 2015

	Global X Uranium ETF	Global X Lithium ETF	Global X Fertilizers/Potash ETF
Investment Income:
Dividend Income	$1,002,308	$566,600	$562,002
Interest Income	72	46	5
Security Lending Income	1,926,672	16,866	—
Less: Foreign Taxes Withheld	(150,346)	(94,860)	(41,262)
Total Investment Income	2,778,706	488,652	520,745
Supervision and Administration Fees(1)	1,340,857	334,037	98,108
Total Expenses	1,340,857	334,037	98,108
Net Investment Income	1,437,849	154,615	422,637
Net Realized Gain (Loss) on:
Investments (2)	(34,567,650)	1,314,822	(1,017,037)
Affiliated Investments (2)	(22,262,769)	—	—
Foreign Currency Transactions	(43,181)	(22,710)	(9,722)
Net Realized Gain (Loss) on Investments, Affiliated Investments and Foreign Currency Transactions	(56,873,600)	1,292,112	(1,026,759)
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	(18,412,701)	(8,203,592)	84,935
Affiliated Investments	(839,762)	—	—
Foreign Currency Translations	270	(1,318)	(1,745)
Net Change in Unrealized Appreciation (Depreciation) on Investments, Affiliated Investments and Foreign Currency Translations	(19,252,193)	(8,204,910)	83,190
Net Realized and Unrealized Loss on Investments, Affiliated Investments and Foreign Currency Transactions and Translations	(76,125,793)	(6,912,798)	(943,569)
Net Decrease in Net Assets Resulting from Operations	$(74,687,944)	$(6,758,183)	$(520,932)

(1)	The Supervision and Administration fees includes fees paid by the Funds for the investment advisory services provided by the Adviser. (See Note 3 in Notes to Financial Statements.)
(2)	Includes realized gains (losses) as a result of in-kind transactions. (See Note 4 in Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.

26

Statements of Changes in Net Assets

	Global X Silver Miners ETF				Global X Gold Explorers ETF
	Year Ended October 31, 2015		Year Ended October 31, 2014		Year Ended October 31, 2015	Year Ended October 31, 2014
Operations:
Net Investment Income	$373,126		$559,003		$208,471	$9,678
Net Realized Loss on Investments, Affiliated Investments and Foreign Currency Transactions	(66,954,054	)(1)	(57,363,296	)(1)	(18,400,329)	(6,993,259	)(1)
Net Change in Unrealized Appreciation (Depreciation) on Investments, Affiliated Investments and Foreign Currency Translations	30,513,172		(23,879,356)		19,099,199	(6,020,331)
Net Increase (Decrease) in Net Assets Resulting from Operations	(36,067,756)		(80,683,649)		907,341	(13,003,912)
Dividends and Distributions from:
Net Investment Income	(129,601)		(1,275,569)		(40,294)	—
Total Dividends and Distributions	(129,601)		(1,275,569)		(40,294)	—
Capital Share Transactions:
Issued	29,928,286		50,580,032		512,019	16,427,825
Redeemed	(20,940,116)		(15,895,569)		—	(7,729,518)
Increase in Net Assets from Capital Share Transactions	8,988,170		34,684,463		512,019	8,698,307
Total Increase (Decrease) in Net Assets	(27,209,187)		(47,274,755)		1,379,066	(4,305,605)
Net Assets:
Beginning of Year	170,965,001		218,239,756		27,714,015	32,019,620
End of Year	$143,755,814		$170,965,001		$29,093,081	$27,714,015
Undistributed (Distributions in Excess of) Net Investment Income/ (Accumulated Net Investment Loss)	$225,582		$(55,245)		$162,412	$(6,566)
Share Transactions:
Issued	1,183,334	(2)	1,333,333	(2)	25,000 (3)	525,000	(3)
Redeemed	(816,667	)(2)	(450,000	)(2)	—	(275,000	)(3)
Net Increase in Shares Outstanding from Share Transactions	366,667		883,333		25,000	250,000

(1)	Includes realized gain (loss) as a result of in-kind transactions. (See Note 4 in Notes to Financial Statements.)
(2)	Adjusted to reflect the effect of a 1 for 3 reverse share split on November 18, 2015. (See Note 9 in the Notes to Financial Statements.)
(3)	Adjusted to reflect the effect of a 1 for2 reverse share split on November 18, 2015. (See Note 9 in the Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.

27

Statements of Changes in Net Assets

	Global X Copper Miners ETF				Global X Uranium ETF
	Year Ended October 31, 2015		Year Ended October 31, 2014		Year Ended October 31, 2015		Year Ended October 31, 2014
Operations:
Net Investment Income	$237,118		$520,075		$1,437,849		$625,871
Net Realized Loss on Investments, Affiliated Investments and Foreign Currency Transactions(1)	(5,614,876)		(4,443,768)		(56,873,600)		(15,576,876)
Net Change in Unrealized Depreciation on Investments, Affiliated Investments and Foreign Currency Translations	(4,721,019)		(631,833)		(19,252,193)		(53,291,525)
Net Decrease in Net Assets Resulting from Operations	(10,098,777)		(4,555,526)		(74,687,944)		(68,242,530)
Dividends and Distributions from:
Net Investment Income	(509,286)		(225,417)		(9,307,517)		(734,117)
Total Dividends and Distributions	(509,286)		(225,417)		(9,307,517)		(734,117)
Capital Share Transactions:
Issued	6,134,592		4,282,425		31,602,266		170,458,752
Redeemed	(3,599,890)		(5,276,910)		(17,906,993)		(7,996,486)
Increase (Decrease) in Net Assets from Capital Share Transactions	2,534,702		(994,485)		13,695,273		162,462,266
Total Increase (Decrease) in Net Assets	(8,073,361)		(5,775,428)		(70,300,188)		93,485,619
Net Assets:
Beginning of Year	27,052,765		32,828,193		212,356,612		118,870,993
End of Year	$18,979,404		$27,052,765		$142,056,424		$212,356,612
Undistributed Net Investment Income	$26,145		$263,104		$1,074,464		$8,946,170
Share Transactions:
Issued	350,000	(2)	150,000	(2)	1,350,000	(3)	5,300,000	(3)
Redeemed	(166,666	)(2)	(183,333	)(2)	(975,000	)(3)	(275,000	)(3)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	183,334		(33,333)		375,000		5,025,000

(1)	Includes realized gain (loss) as a result of in-kind transactions. (See Note 4 in Notes to Financial Statements.)
(2)	Adjusted to reflect the effect of a 1 for 3 reverse share split on November 18, 2015. (See Note 9 in the Notes to Financial Statements.)
(3)	Adjusted to reflect the effect of a 1 for2 reverse share split on November 18, 2015. (See Note 9 in the Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.

28

Statements of Changes in Net Assets

	Global X Lithium ETF				Global X Fertilizers/Potash ETF
	Year Ended October 31, 2015		Year Ended October 31, 2014		Year Ended October 31, 2015	Year Ended October 31, 2014
Operations:
Net Investment Income	$154,615		$414,582		$422,637	$386,118
Net Realized Gain (Loss) on Investments and Foreign Currency Transactions(1)	1,292,112		(9,617,499)		(1,026,759)	(926,245)
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Transactions	(8,204,910)		4,632,660		83,190	(642,621)
Net Decrease in Net Assets Resulting from Operations	(6,758,183)		(4,570,257)		(520,932)	(1,182,748)
Dividends and Distributions from:
Net Investment Income	(471,239)		(160,079)		(350,078)	(366,898)
Total Dividends and Distributions	(471,239)		(160,079)		(350,078)	(366,898)
Capital Share Transactions:
Issued	3,158,262		10,505,000		—	—
Redeemed	(5,587,104)		(6,490,918)		(3,407,437)	(5,553,179)
Increase (Decrease) in Net Assets from Capital Share Transactions	(2,428,842)		4,014,082		(3,407,437)	(5,553,179)
Total Decrease in Net Assets	(9,658,264)		(716,254)		(4,278,447)	(7,102,825)
Net Assets:
Beginning of Year	50,389,223		51,105,477		15,761,064	22,863,889
End of Year	$40,730,959		$50,389,223		$11,482,617	$15,761,064
Undistributed (Distributions in Excess of) Net Investment Income	$(18,247)		$289,051		$330,845	$305,048
Share Transactions:
Issued	125,000	(2)	375,000	(2)	—	—
Redeemed	(250,000	)(2)	(250,000	)(2)	(300,000)	(500,000)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	(125,000)		125,000		(300,000)	(500,000)

(1)	Includes realized gain (loss) as a result of in-kind transactions. (See Note 4 in Notes to Financial Statements.)
(2)	Adjusted to reflect the effect of a 1 for2 reverse share split on November 18, 2015. (See Note 9 in the Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.

29

Financial Highlights

Selected Per Share Data & Ratios

For a Share Outstanding Throughout the Period

	Net Asset Value, Beginning of Period ($)	Net Investment Income (Loss) ($)*	Net Realized and Unrealized Gain (Loss) on Investments ($)	Total from Operations ($)	Distribution from Net Investment Income ($)	Distribution from Capital Gains ($)	Total from Distributions ($)	Net Asset Value, End of Period ($)	Total Return (%)**	Net Assets End of Period ($)(000)	Ratio of Expenses to Average Net Assets (%)		Ratio of Net Investment Income (Loss) to Average Net Assets (%)		Portfolio Turnover (%)††
Global X Silver Miners ETF
2015(1)	26.16	0.06	(5.37)	(5.31)	(0.02)	—	(0.02)	20.83	(20.35)	143,756	0.65		0.22		26.75
2014(1)	38.64	0.09	(12.35)	(12.26)	(0.22)	—	(0.22)	26.16	(31.85)	170,965	0.65		0.24		24.23
2013(1)	74.94	0.34	(36.03)	(35.69)	(0.61)	—	(0.61)	38.64	(47.97)	218,240	0.65		0.67		23.79
2012(1)	70.98	0.40	3.67	4.07	(0.11)	—	(0.11)	74.94	5.76	385,967	0.65		0.62		18.13
2011(1)	60.60	0.12	10.99	11.11	(0.73)	—	(0.73)	70.98	18.20	363,106	0.65		0.16		26.50
Global X Gold Explorers ETF
2015(2)	19.28	0.14	0.50	0.64	(0.03)	—	(0.03)	19.89	3.36	29,093	0.65		0.70		57.53
2014(2)	26.96	0.01	(7.69)	(7.68)	—	—	—	19.28	(28.49)	27,714	0.65		0.02		29.94
2013(2)(3)	69.44	(0.25)	(39.35)	(39.60)	(2.88)	—	(2.88)	26.96	(59.16)	32,020	0.65		(0.65)		31.73
2012(2)(3)	106.88	(0.49)	(34.92)	(35.41)	(2.03)	—	(2.03)	69.44	(33.42)	41,251	0.65		(0.65)		43.12
2011(2)(3)(4)	123.92	(0.83)	(16.21)	(17.04)	—	—	—	106.88	(13.75)	27,392	0.65	†	(0.65	)†	29.96
Global X Copper Miners ETF
2015(1)	24.96	0.21	(9.68)	(9.47)	(0.51)	—	(0.51)	14.98	(38.64)	18,979	0.65		1.07		29.72
2014(1)	29.40	0.45	(4.69)	(4.24)	(0.20)	—	(0.20)	24.96	(14.49)	27,053	0.65		1.59		15.77
2013(1)	38.79	0.52	(8.63)	(8.11)	(1.28)	—	(1.28)	29.40	(21.69)	32,828	0.65		1.63		37.06
2012(1)	44.76	0.72	(3.97)	(3.25)	(1.70)	(1.02)	(2.72)	38.79	(7.08)	31,041	0.65		1.84		28.90
2011(1)	49.89	1.05	(5.90)	(4.85)	(0.28)	—	(0.28)	44.76	(9.85)	45,517	0.65		1.91		15.78
Global X Uranium ETF
2015(2)	23.26	0.15	(7.50)	(7.35)	(0.97)	—	(0.97)	14.94	(33.01)	142,056	0.69		0.74		22.37
2014(2)	28.94	0.09	(5.60)	(5.51)	(0.17)	—	(0.17)	23.26	(19.18)	212,357	0.69		0.30		20.90
2013(2)(5)	42.06	0.18	(12.56)	(12.38)	(0.74)	—	(0.74)	28.94	(29.88)	118,871	0.69		0.51		73.16
2012(2)(5)	60.54	0.15	(18.63)	(18.48)	—	—	—	42.06	(30.53)	135,668	0.69		0.30		55.90
2011(2)(5)(6)	100.68	0.87	(38.68)	(37.81)	(2.33)	—	(2.33)	60.54	(38.70)	199,349	0.69	†	1.10	†	24.17
Global X Lithium ETF
2015(2)	24.00	0.08	(3.22)	(3.14)	(0.24)	—	(0.24)	20.62	(13.18)	40,731	0.75		0.35		31.14
2014(2)	25.88	0.20	(2.00)	(1.80)	(0.08)	—	(0.08)	24.00	(6.97)	50,389	0.75		0.75		43.37
2013(2)	28.82	0.06	(2.31)	(2.25)	(0.69)	—	(0.69)	25.88	(8.00)	51,105	0.75		0.21		38.46
2012(2)	31.80	0.43	(3.37)	(2.94)	(0.04)	—	(0.04)	28.82	(9.25)	69,871	0.75		1.40		28.78
2011(2)	39.66	(0.09)	(7.24)	(7.33)	(0.49)	(0.04)	(0.53)	31.80	(18.86)	107,301	0.75		(0.22)		24.87
Global X Fertilizers/Potash ETF
2015	10.87	0.33	(0.97)	(0.64)	(0.25)	—	(0.25)	9.98	(6.01)	11,483	0.69		2.97		30.64
2014	11.73	0.23	(0.90)	(0.67)	(0.19)	—	(0.19)	10.87	(5.79)	15,761	0.69		1.98		18.79
2013	13.85	0.25	(2.21)	(1.96)	(0.16)	—	(0.16)	11.73	(14.33)	22,864	0.69		1.93		14.12
2012	14.06	0.19	(0.29)	(0.10)	(0.09)	(0.02)	(0.11)	13.85	(0.61)	28,383	0.69		1.42		24.05
2011(7)	15.05	0.06	(1.05)	(0.99)	—	—	—	14.06	(6.58)	35,160	0.69	†	0.90	†	7.55

(1)	Per share amounts have been adjusted for a 1 for 3 reverse share split on November 18, 2015. For more information see Note 9 in the Notes to Financial Statements.
(2)	Per share amounts have been adjusted for a 1 for 2 reverse share split on November 18, 2015. For more information see Note 9 in the Notes to Financial Statements.
(3)	Per share amounts have been adjusted for a 1 for 4 reverse share split on May 16, 2013. For more information see Note 9 in the Notes to Financial Statements
(4)	The Fund commenced operations on November 3, 2010.
(5)	Per share amounts have been adjusted for a 1 for 3 reverse share split on May 16, 2013. For more information see Note 9 in the Notes to Financial Statements.
(6)	The Fund commenced operations on November 4, 2010.
(7)	The Fund commenced operations on May 25, 2011.
*	Per share data calculated using average shares method.
**	Total return is based on the change in net asset value of a share during the year or period and assumes reinvestment of dividends and distributions at net asset value. Total return is for the period indicated and periods of less than one year have not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
†	Annualized.
††	Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of in-kind transfers.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

30

Notes to Financial Statements
October 31, 2015

1. ORGANIZATION

The Global X Funds (the “Trust”) is a Delaware statutory trust formed on March 6, 2008. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. As of October 31, 2015, the Trust had ninety-one portfolios, forty-seven of which were operational. The financial statements herein and the related notes pertain to the Global X Silver Miners ETF, Global X Gold Explorers ETF, Global X Copper Miners ETF, Global X Uranium ETF, Global X Lithium ETF and Global X Fertilizers/Potash ETF (the “Funds”). Each Fund has elected non-diversified status.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies followed by the Funds.

USE OF ESTIMATES — The Funds are investment companies that apply the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. The preparation of financial statements in conformity with U.S. generally accepted accounting principles ("U.S. GAAP") requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could materially differ from those estimates.

SECURITY VALUATION — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded (or at approximately 4:00 pm if a security’s primary exchange is normally open at that time), or, if there is no such reported sale, at the most recent mean between the quoted bid and asked prices (absent both bid and asked prices on such exchange, the bid price may be used).

For securities traded on NASDAQ, the NASDAQ official closing price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates as of reporting date. The exchange rates used by the Trust for valuation are captured as of the New York or London close each day. Prices for most securities held in the Funds are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Funds seek to obtain a bid price from at least one independent broker.

Securities for which market prices are not “readily available” are valued in accordance with Fair Value Procedures established by the Board of Trustees (the “Board”). The Funds’ Fair Value Procedures are implemented through a Fair Value Committee (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair

31

Notes to Financial Statements (continued)
October 31, 2015

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

SECURITY VALUATION (continued)

Value Procedures include: the security's trading has been halted or suspended; the security has been de-listed from its primary trading exchange; the security's primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security's primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. In addition, the Funds may fair value their securities if an event that may materially affect the value of the Funds’ securities that traded outside of the United States (a “Significant Event”) has occurred between the time of the security's last close and the time that the Funds calculate their net asset value. A Significant Event may relate to a single issuer or to an entire market sector. Events that may be Significant Events include: government actions, natural disasters, armed conflict, acts of terrorism and significant market fluctuations. If Global X Management Company LLC (the “Adviser”) becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Funds calculate net asset value, it may request that a Committee meeting be called. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration all relevant information reasonably available to the Committee. As of October 31, 2015, there was $377,503 of fair valued securities in the Global X Copper Miners ETF. There were no other securities priced using the Fair Value Procedures.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

The three levels of the fair value hierarchy are described below:

Level 1 – Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date

Level 2 – Other significant observable inputs (including quoted prices in non-active markets, quoted prices for similar investments, fair value of investments for which the Funds have the ability to fully redeem tranches at net asset value as of the measurement date or within the near term, and short-term investments valued at amortized cost)

Level 3 – Significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments and fair value of investments for which the Funds do not have the ability to fully redeem tranches at net asset value as of the measurement date or within the near term)

32

Notes to Financial Statements (continued)
October 31, 2015

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

SECURITY VALUATION (concluded)

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement. For the year ended October 31, 2015 there have been no significant changes to the Funds’ fair valuation methodologies.

The following table summarizes the quantitative inputs and assumptions used for items categorized as material Level 3 investments as of October 31, 2015. The disclosures below also include qualitative information on the sensitivity of the fair value measurements to changes in the significant unobservable inputs.

Global X Copper Miners ETF

Quantitative information about Level 3 fair value measurements

				Discount Percentage
Assets	Fair Value at 10/31/15	Valuation Technique(s)	Unobservable Input	Range
Common Stock	$377,503	Discount from the Last Traded Price	Last Traded Price Comparability Adjustment %	20%

The unobservable input used to determine fair value of the Level 3 asset may have similar or diverging impacts on valuation. Significant increases and decreases in this input could result in significantly higher or lower fair value measurement.

REPURCHASE AGREEMENTS — Securities pledged as collateral for repurchase agreements are held by Citibank N.A. and are designated as being held on each Fund’s behalf by its custodian under a book-entry system. Each Fund monitors the adequacy of the collateral on a daily basis and can require the seller to provide additional collateral in the event the market value of the securities pledged falls below the carrying value of the repurchase agreement, including accrued interest. It is the Funds’ policy to only enter into repurchase agreements with banks and other financial institutions which are deemed by the Adviser to be creditworthy. The Funds bear the risk of loss in the event that the other party to a repurchase agreement defaults on its obligations and the Funds are prevented from exercising their rights to dispose of the underlying securities received as collateral and the risk of a possible decline in the value of the underlying securities during the period. For financial statement purposes, the Funds record the securities lending collateral (included in Repurchase Agreements, at value or restricted cash) as an asset and the obligation to return securities lending collateral as a liability on the Statements of Assets and Liabilities.

Repurchase agreements are entered into by the Funds under Master Repurchase Agreements (“MRA”) which permit the Funds, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from the Funds.

33

Notes to Financial Statements (continued)
October 31, 2015

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

At October 31, 2015, the open repurchase agreements by counterparty which are subject to a MRA on a net payment basis are as follows:

		Fair Value of Non-cash	Cash Collateral
	Repurchase Agreements	Collateral Received	Received	Net Amount(1)
Global X Silver Miners ETF
Barclays	$5,000,000	$5,000,000	$-	$-
Deutsche Bank	1,827,718	1,827,718	-	-
Global X Gold Explorers ETF
Deutsche Bank	1,037,810	1,037,810	-	-
Global X Copper Miners ETF
Deutsche Bank	1,082,005	1,082,005	-	-
Global X Uranium ETF
Barclays	19,000,000	19,000,000	-	-
Deutsche Bank	1,830,607	1,830,607		-
Global X Lithium ETF
Deutsche Bank	1,211,990	1,211,990	-	-

(1) Net Amount represents the net amount receivable due from the counterparty in the event of default.

FEDERAL INCOME TAXES — It is each Fund’s intention to qualify or continue to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended. Accordingly, no provisions for Federal income taxes have been made in the financial statements.

During the year ended October 31, 2015, the Global X Gold Explorers ETF incurred federal excise tax in the amount of $150. No other provisions for Federal income taxes have been made in the financial statements.

The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Funds did not record any tax provision in the current period. Management’s conclusions regarding tax positions may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last three tax year ends, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

As of and during the year ended October 31, 2015, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the year, the Funds did not incur any interest or penalties.

34

Notes to Financial Statements (continued)
October 31, 2015

2. SIGNIFICANT ACCOUNTING POLICIES (concluded)

SECURITY TRANSACTIONS AND INVESTMENT INCOME — Security transactions are accounted for on the trade date for financial reporting purposes. Costs used in determining realized gains and losses on the sale of investment securities are based on specific identification. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis from the settlement date.

FOREIGN CURRENCY TRANSACTIONS AND TRANSLATION — The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the relevant rates of exchange prevailing on the respective dates of such transactions. The Funds do not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains and losses on investments on the Statement of Operations. Net realized and unrealized gains and losses on foreign currency transactions and translations represent net foreign exchange gains or losses from foreign currency spot contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent amounts actually received or paid.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS — The Funds distribute their net investment income on a pro rata basis. Any net realized capital gains are distributed annually. All distributions are recorded on ex-dividend date.

CREATION UNITS — The Funds issue and redeem shares (“Shares”) at Net Asset Value (“NAV”) and only in large blocks of Shares (each block of Shares for a Fund is called a “Creation Unit” or multiples thereof). Purchasers of Creation Units (“Authorized Participants“) at NAV must pay a standard creation transaction fee per transaction. The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an investor on the same day.

An Authorized Participant who holds Creation Units and wishes to redeem at NAV would also pay a standard redemption fee per transaction to Brown Brothers Harriman & Co. (“BBH”), the Funds’ Custodian, on the date of such redemption, regardless of the number of Creation Units redeemed that day.

If a Creation Unit is purchased or redeemed for cash, a higher transaction fee will be charged. The following table discloses Creation Unit breakdown:

		Creation	Value at October
	Creation Unit Shares	Fee	31, 2015	Redemption Fee
Global X Silver Miners ETF	50,000	$1,000	$1,041,500	$1,000
Global X Gold Explorers ETF	50,000	1,000	994,500	1,000
Global X Copper Miners ETF	50,000	1,000	749,000	1,000
Global X Uranium ETF	50,000	1,000	747,000	1,000
Global X Lithium ETF	50,000	1,000	1,031,000	1,000
Global X Fertilizers/Potash ETF	50,000	1,000	499,000	1,000

35

Notes to Financial Statements (continued)
October 31, 2015

3. RELATED PARTY TRANSACTIONS

The Adviser serves as the investment adviser and the administrator for the Funds. Subject to the supervision of the Board of Trustees, the Adviser is responsible for managing the investment activities of the Funds and the Funds’ business affairs and other administrative matters and provides or causes to be furnished all supervisory, administrative and other services reasonably necessary for the operation of the Funds, including certain distribution services (provided pursuant to a separate distribution services agreement), certain shareholder and distribution-related services (provided pursuant to a separate Rule 12b-1 Plan and related agreements) and investment advisory services (provided pursuant to a separate investment advisory agreement), under what is essentially an "all-in" fee structure. For its service to the Funds, under the supervision and administration agreement, each Fund pays a monthly fee to the Adviser at the annual rate (stated as a percentage of the average daily net assets of the Fund). In addition, the Funds bear other expenses, directly and indirectly, that are not covered by the supervision and administration agreement, which may vary and affect the total expense ratios of the Funds, such as taxes, brokerage fees, commissions, acquired fund fees and other transaction expenses, interest expenses, and extraordinary expenses (such as litigation and indemnification expenses).

Supervision and
Administration Fee
Global X Silver Miners ETF	0.65%
Global X Gold Explorers ETF	0.65%
Global X Copper Miners ETF	0.65%
Global X Uranium ETF	0.69%
Global X Lithium ETF	0.75%
Global X Fertilizers/Potash ETF	0.69%

The Adviser and MCCA Lithium ETF, LLC (“MCCA”), a single purpose limited liability firm, had entered into an agreement, pursuant to which MCCA agreed to assist the Adviser, in its capacity as sponsor of the Global X Lithium ETF, by providing initial capital and additional financial resources to the Adviser in connection with the listing, launch and the continuing operation of the Global X Lithium Fund. In return, the Adviser agreed to compensate MCCA for its financial assistance to the Adviser with respect to the Global X Lithium ETF by sharing with MCCA fifty percent (50%) of the Adviser’s Net Profits with respect to the Global X Lithium ETF. The agreement was terminated on August 7, 2015.

SEI Investments Global Funds Services (“SEIGFS”) serves as Sub-Administrator to the Funds. As Sub-Administrator, SEIGFS provides the Funds with the required general administrative services, including, without limitation: office space, equipment, and personnel; clerical and general back office services; bookkeeping, internal accounting and secretarial services; the calculation of NAV; and assistance with the preparation and filing of reports, registration statements, proxy statement and other materials required to be filed or furnished by the Funds under federal and state securities laws. As compensation for these services, the Sub-Administrator receives certain out-of-pocket costs, transaction fees and asset-based fees which are accrued daily and paid monthly by the Adviser.

36

Notes to Financial Statements (continued)
October 31, 2015

3. RELATED PARTY TRANSACTIONS (continued)

SEI Investments Distribution Co. (“SIDCO”) serves as each Funds’ underwriter and distributor of Shares pursuant to a distribution agreement. Under the distribution agreement, SIDCO, as agent, receives orders to create and redeem Shares in Creation Unit Aggregations and transmits such orders to the Trust’s custodian and transfer agent. SIDCO has no obligation to sell any specific quantity of Fund Shares. SIDCO bears the following costs and expenses relating to the distribution of Shares: (1) the costs of processing and maintaining records of creations of Creation Units; (2) all costs of maintaining the records required of a registered broker/dealer; (3) the expenses of maintaining its registration or qualification as a dealer or broker under Federal or state laws; (4) filing fees; and (5) all other expenses incurred in connection with the distribution services as contemplated in the distribution agreement. SIDCO receives no fee for its distribution services under the distribution agreement.

BBH, located at 50 Post Office Square, Boston, MA 02110, serves as Custodian of the Funds’ assets. As Custodian, BBH has agreed to (1) make receipts and disbursements of money on behalf of the Funds, (2) collect and receive all income and other payments and distributions on account of the Funds’ portfolio investments, (3) respond to correspondence from shareholders, security brokers and others relating to its duties; and (4) make periodic reports to the Funds concerning the Funds’ operations. BBH does not exercise any supervisory function over the purchase and sale of securities. As compensation for these services, the Custodian receives certain out-of-pocket costs, transaction fees and asset-based fees which are accrued daily and paid monthly by the Adviser from its fees. BBH also serves as Transfer Agent. As Transfer Agent, BBH has agreed to (1) issue and redeem shares of each Fund, (2) make dividend and other distributions to shareholders of each Fund, (3) respond to correspondence by shareholders and others relating to its duties; (4) maintain shareholder accounts, and (5) make periodic reports to the Funds. As compensation for these services, the Transfer Agent receives certain out-of-pocket costs, transaction fees and asset-based fees which are accrued daily and paid monthly by the Adviser from its fees.

At October 31, 2015, Global X Gold Explorers ETF and Global X Uranium ETF own greater than 5% of the outstanding shares of the following common stocks. These investments are noted as “Affiliated Investment” in the Schedules of Investments.

			Changes in
			Unrealized
Value at	Purchases at	Proceeds from	Appreciation	Realized Gain	Value at	Dividend
10/31/2014	Cost	Sales	(Depreciation)	(Loss)	10/31/15	Income
Global X Gold Explorers ETF
Gold Canyon Resources
$1,052,934	$1,343,365	$(842,920)	$3,676,137	$(1,843,944)	$3,385,572	$—
Gryphon Minerals
$1,000,895	$933,911	$(29,344)	$(687,343)	$(127,420)	$1,090,699	$—
Totals:
$2,053,829	$2,277,276	$(872,264)	$2,988,794	$(1,971,364)	$4,476,271	$—

37

Notes to Financial Statements (continued)
October 31, 2015

3. RELATED PARTY TRANSACTIONS (concluded)

			Changes in
			Unrealized
Value at	Purchases at	Proceeds from	Appreciation	Realized Gain	Value at	Dividend
10/31/2014	Cost	Sales	(Depreciation)	(Loss)	10/31/15	Income
Global X Uranium ETF
Centrus Energy
$262,223	$1,393,515	$(37,996)	$(408,282)	$(1,912)	$1,207,548	$—
Energy Fuels
$9,988,789	$11,229,434	$(6,014,042)	$(5,753,506)	$(2,564,404)	$6,886,271	$—
Fission 3.0
$1,010,852	$186,055	$(349,986)	$(5,748)	$(365,235)	$475,938	$—
Laramide Resources
$2,248,253	$302,040	$(388,742)	$(49,359)	$(1,396,117)	$716,075	$—
Mega Uranium
$2,739,735	$401,640	$(402,023)	$(397,761)	$(1,045,340)	$1,296,251	$—
Silex Systems
$5,937,210	$729,027	$(1,352,295)	$3,685,212	$(5,987,425)	$3,011,729	$—
UEX
$4,611,399	$647,938	$(1,010,705)	$(273,487)	$(2,700,939)	$1,274,206	$—
Uranium Energy
$9,171,155	$2,337,799	$(4,786,647)	$3,796,610	$(4,580,988)	$5,937,929	$—
Uranium Resources
$4,030,695	$600,976	$(886,435)	$(261,145)	$(1,923,966)	$1,560,125	$—
Ur-Energy
$8,366,330	$1,420,867	$(2,057,590)	$(1,172,296)	$(1,696,443)	$4,860,868	$—
Totals:
$48,366,641	$19,249,291	$(17,286,461)	$(839,762)	$(22,262,769)	$27,226,940	$—

4. INVESTMENT TRANSACTIONS

For the year ended October 31, 2015, the purchases and sales of investments in securities, excluding in-kind transactions, long-term U.S. Government and short-term securities were:

	Purchases	Sales and Maturities
Global X Silver Miners ETF	$47,412,008	$45,106,147
Global X Gold Explorers ETF	17,135,047	16,913,970
Global X Copper Miners ETF	6,540,448	6,930,172
Global X Uranium ETF	42,865,629	49,501,721
Global X Lithium ETF	13,890,690	14,414,817
Global X Fertilizers/Potash ETF	4,308,013	4,466,313

38

Notes to Financial Statements (continued)
October 31, 2015

4. INVESTMENT TRANSACTIONS (concluded)

For the years ended October 31, 2015 and October 31, 2014 in-kind transactions associated with creations and redemptions were, respectively:

	Purchases	Sales and Maturities	Realized Gain (Loss)
Global X Silver Miners ETF	$29,988,868	$20,953,183	$1,128,279
Global X Gold Explorers ETF	511,642	-	-
Global X Copper Miners ETF	6,123,996	3,576,659	(190,048)
Global X Uranium ETF	31,551,324	17,897,881	(3,478,497)
Global X Lithium ETF	2,552,262	4,456,568	564,779
Global X Fertilizers/Potash ETF	-	3,189,800	117,962

	Purchases	Sales and Maturities	Realized Gain
Global X Silver Miners ETF	$50,460,864	$15,836,571	$1,273,352
Global X Gold Explorers ETF	16,459,659	7,748,634	874,815
Global X Copper Miners ETF	4,274,343	5,265,265	522,868
Global X Uranium ETF	170,157,507	7,973,974	1,260,399
Global X Lithium ETF	8,850,976	5,301,237	1,530,749
Global X Fertilizers/Potash ETF	-	5,184,776	126,429
Global X Junior Miners ETF	2,439,784	1,615,215	225,508

During the year ended October 31, 2015, there were no purchases or sales of long-term U.S. Government securities for the Funds.

5. TAX INFORMATION

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to undistributed net investment income (loss), accumulated net realized gain (loss) or paid-in capital, as appropriate, in the period that the differences arise.

The following differences, primarily attributable to investment in master limited partnership, non-deductible excise tax paid, foreign currency, redemptions in-kind and sales of passive foreign investment companies have been reclassified to/from the following accounts during the fiscal year ended October 31, 2015.

Global X Funds	Paid-in Capital	Undistributed Net Investment Income	Accumulated Net Realized Gain (Loss)
Global X Silver Miners ETF	$(122,246)	$37,302	$84,944
Global X Gold Explorers ETF	(150)	801	(651)
Global X Copper Miners ETF	(286,517)	35,209	251,308
Global X Uranium ETF	(7,336,678)	(2,038)	7,338,716
Global X Lithium ETF	511,900	9,326	(521,226)
Global X Fertilizers/Potash ETF	143,174	(46,762)	(96,412)

These reclassifications have no impact on net assets or net asset value per share.

39

Notes to Financial Statements (continued)
October 31, 2015

5. TAX INFORMATION (continued)

The tax character of dividends and distributions declared during the years ended October 31, 2015 and 2014 were as follows:

Global X Funds	Ordinary Income	Long-Term Capital Gain	Return of Capital	Totals

Global X Silver Miners ETF
2015	$129,601	$–	$–	$129,601
2014	1,275,569	–	–	1,275,569
Global X Gold Explorers ETF
2015	$40,294	$–	$–	$40,294
2014	–	–	–	–
Global X Copper Miners ETF
2015	$509,286	$–	$–	$509,286
2014	225,417	–	–	225,417
Global X Uranium ETF
2015	$9,307,517	$–	$–	$9,307,517
2014	734,117	–	–	734,117
Global X Lithium ETF
2015	$471,239	$–	$–	$471,239
2014	160,079	–	–	160,079
Global X Fertilizers/Potash ETF
2015	$350,078	$–	$–	$350,078
2014	366,898	–	–	366,898

As of October 31, 2015, the components of tax basis accumulated losses were as follows:

	Global X Funds
	Global X Silver Miners ETF	Global X Gold Explorers ETF	Global X Copper Miners ETF
Undistributed Ordinary Income	$313,290	$2,809,191	$205,680
Capital Loss Carryforwards	(185,016,525)	(39,820,135)	(13,014,245)
Unrealized Depreciation on Investments and Foreign Currency	(144,970,525)	(24,014,595)	(18,878,720)
Other Temporary Differences	–	1	(8)
Total Accumulated Losses	$(329,673,760)	$(61,025,538)	$(31,687,293)

	Global X Funds
	Global X Uranium ETF	Global X Lithium ETF	Global X Fertilizers/Potash ETF
Undistributed Ordinary Income	$2,214,134	$–	$330,847
Capital Loss Carryforwards	(231,930,607)	(50,804,114)	(3,330,550)
Unrealized Depreciation on Investments and Foreign Currency	(168,493,485)	(9,365,417)	(6,144,214)
Other Temporary Differences	3	(5)	(6)
Total Accumulated Losses	$(398,209,955)	$(60,169,536)	$(9,143,923)

40

Notes to Financial Statements (continued)
October 31, 2015

5. TAX INFORMATION (concluded)

For Federal income tax purposes, capital losses incurred in taxable years beginning before December 22, 2010 may be carried forward for a maximum period of eight years and applied against future gains. As of October 31, 2015, the Funds that had capital loss carryforwards are listed below:

	Global X Silver	Global X Gold	Global X	Global X
Expiration Date	Miners ETF	Explorers ETF	Uranium ETF	Lithium ETF
Oct. 2019	$8,433,465	$130,976	$12,705,798	$7,329,308

During the fiscal year ended October 31, 2015, the following funds utilized capital loss carryforwards to offset capital gains.

Global X Funds
Global X Lithium ETF	$1,695,799

For taxable years beginning after December 22, 2010, a RIC is permitted to carry forward net capital losses to offset capital gains realized in later years, and the losses carried forward retain their original character as either long-term or short-term losses. Net capital losses of a RIC realized in taxable years beginning before that date (pre-2011 losses) can be carried forward up to 8 years and are characterized in later years as short-term losses. If a Fund uses pre-2011 loss carryforwards in later years, the carryforwards will not reduce the Fund’s current earnings and profits, while loss carryforwards from later years will reduce the Fund’s current earnings and profits. To the extent that later year capital gains are offset by pre-2011 loss carryforwards, distributions of such gains will be treated as ordinary dividend distributions. Losses carried forward under these new provisions are as follows:

Global X Funds	Short-Term Loss	Long-Term Loss	Total
Global X Silver Miners ETF	$19,717,142	$156,865,918	$176,583,060
Global X Gold Explorers ETF	6,155,815	33,533,344	39,689,159
Global X Copper M iners ETF	2,294,456	10,719,789	13,014,245
Global X Uranium ETF	50,760,288	168,464,521	219,224,809
Global X Lithium ETF	10,348,428	33,126,378	43,474,806
Global X Fertilizers/Potash ETF	941,537	2,389,013	3,330,550

The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments held by the Funds at October 31, 2015 were as follows:

Global X Funds	Federal Tax Cost	Aggregated Gross Unrealized Appreciation	Aggregated Gross Unrealized Depreciation	Net Unrealized Depreciation
Global X Silver Miners ETF	$296,161,516	$1,165,387	$(146,132,921)	$(144,967,534)
Global X Gold Explorers ETF	54,159,559	2,607,422	(26,622,017)	(24,014,595)
Global X Copper Miners ETF	38,980,280	–	(18,889,377)	(18,889,377)
Global X Uranium ETF	332,499,551	1,006,781	(169,500,537)	(168,493,756)
Global X Lithium ETF	51,341,342	1,707,234	(11,071,252)	(9,364,018)
Global X Fertilizers/Potash ETF	17,590,042	689,652	(6,830,699)	(6,141,047)

The preceding differences between book and tax cost are primarily due to mark-to-market treatment of passive foreign investment companies and wash sales.

41

Notes to Financial Statements (continued)
October 31, 2015

6. CONCENTRATION OF RISKS

The Funds invest in securities of foreign issuers in various countries. These investments may involve certain considerations and risks not typically associated with investments in the United States as a result of, among other factors, the possibility of future political and economic developments and the level of governmental supervision and regulation of securities markets in the respective countries.

The securities markets of emerging countries are less liquid and subject to greater price volatility, and have a smaller market capitalization, than the U.S. securities markets. In certain countries, there may be fewer publicly traded securities and the market may be dominated by a few issues or sectors. Issuers and securities markets in such countries are not subject to as extensive and frequent accounting, financial and other reporting requirements or as comprehensive government regulations as are issuers and securities markets in the United States. In particular, the assets and profits appearing on the financial statements of emerging country issuers may not reflect their financial position or results of operations in the same manner as financial statements for U.S. issuers. Substantially less information may be publicly available about emerging country issuers than is available about issuers in the United States.

The Funds may be subject to taxes imposed by countries in which they invest. Such taxes are generally based on either income or gains earned or repatriated. The Funds accrue and apply such taxes to net investment income, net realized gains and net unrealized gains as income and/or capital gains are earned.

The Funds use a replication strategy. A replication strategy is an indexing strategy that involves investing in the securities of the underlying index in approximately the same proportions as in the underlying index. The Funds may utilize a representative sampling strategy with respect to their underlying indices when a replication strategy might be detrimental to their shareholders, such as when there are practical difficulties or substantial costs involved in compiling a portfolio of equity securities to follow its underlying index, or, in certain instances, when securities in the underlying index become temporarily illiquid, unavailable or less liquid, or due to legal restrictions (such as diversification requirements that apply to the Funds but not the underlying indexes). Commodity related securities are susceptible to fluctuations in certain commodity markets. Any negative changes in commodity markets could have a great impact on these Funds.

7. LOANS OF PORTFOLIO SECURITIES

The Funds may lend portfolio securities having a market value up to one-third of the Funds’ total assets. Security loans made pursuant to a securities lending agreement are required at all times to be secured by collateral equal to at least 102% for U.S.-based securities and 105% for foreign-based securities. Such collateral will be cash securities issued or guaranteed by the U.S. Government or any agencies. Cash collateral received in connection with these loans can be invested in repurchase agreements or U.S. Treasury obligations and is recognized in the Schedule of Investments and Statement of Assets and Liabilities. The obligation to return securities lending collateral is also recognized as a liability in the Statement of Assets and Liabilities. It is the Funds’ policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Funds if and to the extent that the market value of the securities loans were to increase and

42

Notes to Financial Statements (continued)
October 31, 2015

7. LOANS OF PORTFOLIO SECURITIES (continued)

the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Funds could also experience delays and costs in gaining access to the collateral. The Funds bear the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested.

As of October 31, 2015, the value of securities on loan was $6,097,231, $546,286, $1,069,340, $16,391,367 and $1,089,488 for the Global X Silver Miners ETF, Global X Gold Explorers ETF, Global X Copper Miners ETF, Global X Uranium ETF and Global X Lithium ETF, respectively and the value of securities purchased with the cash collateral held from securities on loan was $6,827,718, $1,037,810, $1,082,005, $20,830,607 and $1,211,990 for the Global X Silver Miners ETF, Global X Gold Explorers ETF, Global X Copper Miners ETF, Global X Uranium ETF and Global X Lithium ETF, respectively.

At October 31, 2015, the following Funds had securities on loan, by counterparty:

	Market Value	Cash Collateral
Global X Silver Miners ETF
Citigroup	$557,546	$691,900
Deutsche Bank Securities	2,616,074	2,906,100
JPMorgan	1,939,196	2,154,600
Merrill Lynch Pierce Fenner & Smith	32,663	35,026
Morgan Stanley	744,571	815,500
SG Americas Securities	207,181	225,138
Global X Gold Explorers ETF
Barclays Capital	81,592	87,500
Deutsche Bank Securities	37,974	42,544
Jefferies & Co.	135,390	600,000
Merrill Lynch Pierce Fenner & Smith	271,817	286,800
Morgan Stanley	15,294	16,560
SG Americas Securities	4,219	4,406
Global X Copper Miners ETF
Citigroup	199,385	199,293
Credit Suisse	142,643	142,562
UBS Securities	727,312	740,150

43

Notes to Financial Statements (continued)
October 31, 2015

7. LOANS OF PORTFOLIO SECURITIES (concluded)

	Market Value	Cash Collateral
Global X Uranium ETF
Barclays Capital	340,969	667,447
BMO Capital Markets	252,250	280,215
Citigroup	225,840	333,050
Credit Suisse	3,112,683	3,522,228
Deutsche Bank Securities	867,182	958,106
Goldman Sachs & Co.	275,893	319,569
JPMorgan	3,723,138	5,124,806
Macquarie Capital	2,219,775	2,534,750
Merrill Lynch Pierce Fenner & Smith	687,140	759,021
Morgan Stanley	3,913,356	5,632,260
Scotia Capital USA	282,123	319,507
UBS Securities	491,018	539,900
Global X Lithium ETF
Citigroup	105,104	183,350
Goldman Sachs & Co.	11,813	13,440
Morgan Stanley	972,571	1,015,200

8. CONTRACTUAL OBLIGATIONS

The Funds enter into contracts in the normal course of business that contain a variety of indemnifications. The Funds’ maximum exposure under these arrangements is unknown. However, the Funds have not had prior gains or losses pursuant to these contracts. Management has reviewed the Funds’ existing contracts and expects the risk of loss to be remote.

Pursuant to the Trust’s organizational documents, the Trustees of the Trust and the Trust’s officers are indemnified against certain liabilities that may arise out of the performance of their duties.

44

Notes to Financial Statements (continued)
October 31, 2015

9. REVERSE SHARE SPLIT

Effective May 16, 2013, the Global X Gold Explorers ETF, Global X Uranium ETF and the Global X Junior Miners ETF executed a reverse share split for shareholders of record after the close of markets on May 15, 2013. The effect of this transaction was to divide the number of outstanding shares of the Fund by the ratio below, resulting in a corresponding increase in the net asset value per share. The capital share activity presented in the statement of changes in net assets for each of the years in the period then ended, and per share data in the financial highlights for each of the years in the period then ended have been given retroactive effect to reflect these reverse share splits. There were no changes in net assets, results of operations or total return as a result of these transactions. The details of the reverse splits are as follows:

May 16, 2013:

Fund Name	Ratio
Global X Gold Explorers ETF	1:4
Global X Uranium ETF	1:3
Global X Junior Miners ETF	1:3

Effective November 18, 2015, the Global X Silver Miners ETF, Global X Gold Explorers ETF, Global X Copper Miners ETF, Global X Uranium ETF and the Global X Lithium ETF executed a reverse share split for shareholders of record after the close of markets on November 17, 2015. The effect of this transaction was to divide the number of outstanding shares of the Fund by the ratio below, resulting in a corresponding increase in the net asset value per share. The capital share activity presented in the statement of changes in net assets for each of the years in the period then ended, and per share data in the financial highlights for each of the years in the period then ended have been given retroactive effect to reflect these reverse share splits. There were no changes in net assets, results of operations or total return as a result of these transactions. The details of the reverse splits are as follows:

November 18, 2015:

Fund Name	Ratio
Global X Silver Miners ETF	1:3
Global X Gold Explorers ETF	1:2
Global X Copper Miners ETF	1:3
Global X Uranium ETF	1:2
Global X Lithium ETF	1:2

10. RECENT ACCOUNTING PRONOUCEMENT

In June 2014, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2014-11, Transfers and Servicing (Topic 860): Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures. ASU 2014-11 changes the accounting for repurchase-to-maturity transactions and repurchase financing arrangements and requires enhanced disclosures about repurchase agreements and other similar transactions. This update requires repurchase-to-maturity transactions to be accounted for as secured borrowings. This update also eliminates existing guidance for repurchase financings and requires instead that entities consider the initial transfer and the related repurchase agreement separately when applying the derecognition requirements under U.S. GAAP. The accounting changes in this update are effective for fiscal

45

Notes to Financial Statements (concluded)
October 31, 2015

10. RECENT ACCOUNTING PRONOUCEMENT (concluded)

periods and interim periods beginning after December 15, 2014, and early adoption is prohibited. At this time, management is currently evaluating the implications of ASU No. 2014-11 and its impact on the financial statement disclosures has not yet been determined.

11. SUBSEQUENT EVENTS

The Funds have been evaluated regarding the need for additional disclosures and/or adjustments resulting from subsequent events. Based on this evaluation, no additional disclosure or adjustments were required to the financial statements as of the date the financial statements were issued, except as follows:

Subsequent to October 31, 2015 the following portfolios were added to the Trust; Global X Internet of Things ETF, Global X Healthy Lifestyles ETF, Global X Big Data ETF, Global X FinTech ETF and Global X Conscious Companies ETF.

46

Report of Independent Registered Public Accounting Firm
October 31, 2015

The Board of Trustees and Shareholders of Global X Funds

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Global X Silver Miners ETF, Global X Gold Explorers ETF, Global X Copper Miners ETF, Global X Uranium ETF, Global X Lithium ETF and Global X Fertilizers/Potash ETF (six of the series constituting Global X Funds) (the “Funds”) as of October 31, 2015, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years or periods then ended. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Funds’ internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2015, by correspondence with the custodian and brokers, or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the Funds listed above at October 31, 2015, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years or periods then ended, in conformity with U.S. generally accepted accounting principles.

Philadelphia, Pennsylvania
December 30, 2015

47

Disclosure of Fund Expenses (unaudited)

All Exchange Traded Funds (“ETF”) have operating expenses. As a shareholder of an ETF, your investment is affected by these ongoing costs, which include (among others) costs for ETF management, administrative services, commissions, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns. In addition, a shareholder is responsible for brokerage fees as a result of their investment in the Fund.

Operating expenses such as these are deducted from an ETF’s gross income and directly reduce its final investment return. These expenses are expressed as a percentage of the ETF’s average net assets; this percentage is known as the ETF’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (May 1, 2015 to October 31, 2015).

The table on the next page illustrates your Fund’s costs in two ways:

Actual Fund Return. This section helps you to estimate the actual expenses that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Funds, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Funds under “Expenses Paid During Period.”

Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other funds. It assumes that the Funds had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other funds.

NOTE: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

48

Disclosure of Fund Expenses (unaudited) (concluded)

	Beginning Account Value 5/1/2015	Ending Account Value 10/31/2015	Annualized Expense Ratios	Expenses Paid During Period(1)
Global X Silver Miners ETF
Actual Fund Return	$1,000.00	$781.50	0.65%	$2.92
Hypothetical 5% Return	1,000.00	1,021.93	0.65	3.31
Global X Gold Explorers ETF
Actual Fund Return	$1,000.00	$894.80	0.65%	$3.10
Hypothetical 5% Return	1,000.00	1,021.93	0.65	3.31
Global X Copper Miners ETF
Actual Fund Return	$1,000.00	$624.50	0.65%	$2.66
Hypothetical 5% Return	1,000.00	1,021.93	0.65	3.32
Global X Uranium ETF
Actual Fund Return	$1,000.00	$639.00	0.69%	$2.85
Hypothetical 5% Return	1,000.00	1,021.72	0.69	3.52
Global X Lithium ETF
Actual Fund Return	$1,000.00	$819.60	0.75%	$3.44
Hypothetical 5% Return	1,000.00	1,021.42	0.75	3.82
Global X Fertilizers/Potash ETF
Actual Fund Return	$1,000.00	$853.00	0.69%	$3.22
Hypothetical 5% Return	1,000.00	1,021.72	0.69	3.52

(1)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied 184/365 (to reflect the one-half year period.)

49

Supplemental Information (unaudited)

Net asset value, or “NAV”, is the price per Share at which the Funds issue and redeem Shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The “Market Price” of the Funds generally is determined using the midpoint between the highest bid and the lowest offer on the stock exchange on which the Shares of the Funds are listed for trading, as of the time that the Funds’ NAV is calculated. The Funds’ Market Price may be at, above or below their NAV. The NAV of the Funds will fluctuate with changes in the market value of the Funds’ holdings. The Market Price of the Funds will fluctuate in accordance with changes in its NAV, as well as market supply and demand.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of the Funds on a given day, generally at the time NAV is calculated. A premium is the amount that the Funds are trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that the Funds are trading below the reported NAV, expressed as a percentage of the NAV.

Further information regarding premiums and discounts is available on the Funds’ website at www.GlobalXFunds.com.

50

Trustees and Officers of the Trust (unaudited)

Set forth below are the names, addresses, year of birth, position with the Trust, Term of Office and Length of Time Served, the principal occupations for the last five years, number of Funds in fund complex overseen by trustee, and other directorships outside the fund complex of each of the persons currently serving as Trustees and Officers of the Trust.

Name, Address (Year of Birth)	Position(s) Held with Funds	Principal Occupation(s) During the Past 5 Years	Number of Funds in Trust Overseen by Trustee	Other Directorships Held by Trustees
Independent Trustees[2]
Sanjay Ram Bharwani 623 Fifth Ave, 15th floor New York, NY 10022 (1974)	Trustee (since 2008)	CEO of Risk Advisors Inc. (since 2007) (consulting firm).	47[3]	None.
Scott R. Chichester[1] 623 Fifth Ave, 15th floor New York, NY 10022 (1970)	Trustee (since 2008)	CFO, AdeptPros Inc. (app development, training and consulting) (since 2012); Founder, Madison Park Advisors LLC (advisory services) (since 2011); CFO, Sterling Seal & Supply Inc. (since 2011), President & Treasurer, Bayview Acquisition Corp (since 2010), CPA, Penda Aiken Inc. (2009-2011) (consultant); Founder and President, DirectPay USA LLC (since 2006) (payroll company); Proprietor, Scott R. Chichester CPA (since 2001) (CPA firm).	47[3]	Director of AdeptPros Inc. (since 2015); Director of Sterling Seal & Supply Inc. (since 2011); Director of Bayview Acquisition Corp. (since 2010); Trustee of ARK ETF Trust (since 2014).
Kartik Kiran Shah 623 Fifth Ave, 15th floor New York, NY 10022 (1977)	Trustee (since 2008)	President and Chief Business Officer, Oxeia Biopharmaceuticals, Inc. (2015-present); Vice President, Business Development, Cynvenio Biosystems (2012-2014); Independent Consultant, Self-Employed (2011-2012) (non-financial services); Director, Wireless Generation (2008-2011) (software).	47[3]	Director of Oxeia Biopharmaceuticals, Inc. (2015-present).

51

Trustees and Officers of the Trust (unaudited)

The Trust’s Statement of Additional Information (“SAI”) includes additional information about the Trustees and Officers. The SAI may be obtained without charge by calling 1-888-493-8631. The following chart lists Trustees and Officers as of October 31, 2015.

Name, Address (Year of Birth)	Position(s) Held with Funds	Principal Occupation(s) During the Past 5 Years	Number of Funds in Trust Overseen by Trustee	Other Directorships Held by Trustees
Interested Trustee / Officers[2]
Bruno del Ama 623 Fifth Ave, 15th floor New York, NY 10022 (1976)	Trustee (since 2008), President, Chief Executive Officer (since 2008)	Chief Executive Officer, Global X Management Company (“GXMC”) (since 2008); Chief Compliance Officer, GXMC (2008-2013).	47[3]	None.
Luis Berruga 623 Fifth Ave, 15th floor New York, NY 10022 (1977)	Chief Operating Officer, Treasurer, Principal Accounting Officer and Chief Financial Officer (since 9/2015)	Chief Financial Officer, GXMC (since 9/2015) and Chief Operating Officer (since 2/2014); Investment Banker, Jefferies (2012-2014); Regional Product Specialist, Morgan Stanley (2005-2012).	N/A	N/A
Daphne Tippens Chisolm 623 Fifth Ave, 15th floor New York, NY 10022 (1969)	Secretary (since 2012) and Chief Compliance Officer (since 2/2015)	General Counsel, GXMC (since 2011); Chief Compliance Officer, GXMC (1/2014 - 5/2014 and 2/2015-present); Founder and President of Law Offices of DT Chisolm, P.C. (since 2009) (law firm).	N/A	N/A
Dianne M. Descoteaux[4] One Freedom Valley Drive Oaks, PA 19456 (1977)	Assistant Secretary (since 2011)	Counsel, SEI Investments (since 2010); Associate, Morgan, Lewis & Bockius LLP (2006-2010).	N/A	N/A

52

Trustees and Officers of the Trust (unaudited)

Name, Address (Year of Birth)	Position(s) Held with Funds	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustees
Lisa Whittaker[4] One Freedom Valley Drive Oaks, PA 19456 (1978)	Assistant Secretary (since 2013)	Counsel at SEI Investments (since 2012); Associate Counsel and Compliance Officer at The Glendale Trust Company (2011-2012); Associate of Drinker Biddle & Reath LLP (2006-2011).	N/A
Peter Rodriguez[4] One Freedom Valley Drive Oaks, PA 19456 (1962)	Assistant Treasurer (since 2011)	Fund Accounting Director, SEI Investments Global Funds Services (since 2011); Mutual Fund Trading Director, SEI Global Trust Company (2009-2011); Asset Data Services Director, SEI Global Wealth Services (2006-2009).	N/A

[1]	Mr. Chichester is currently married to a sister of Mr. del Ama’s wife. While an “immediate family member” (as defined in Section 2(a)(19) of the 1940 Act) of Mr. del Ama would be considered an Interested Person, Mr. Chichester is not considered an immediate family member for this purpose. Although this fact was taken into consideration in determining whether Mr. Chichester should be considered to be an Independent Trustee for purposes of the Section 2(a)(19) of the 1940 Act, it was determined that this relationship was not one that should disqualify Mr. Chichester from serving as an Independent Trustee of the Trust.

[2]	Each Trustee serves until his or her successor is duly elected or appointed and qualified.

[3]	As of October 31, 2015, the Trust had ninety-one investment portfolios, forty-seven of which were operational.

[4]	These officers of the Trust also serve as officers of one or more mutual funds for which SEI Investments Company or an affiliate acts as investment manager, administrator or distributor.

53

Notice to Shareholders (unaudited)

For shareholders that do not have an October 31, 2015 tax year end, this notice is for informational purposes only. For shareholders with an October 31, 2015 tax year end, please consult your tax advisor as to the pertinence of this notice. For the fiscal year ended October 31, 2015, the Funds have designated the following items with regard to distributions paid during the year.

	Long-Term Capital Gain Distributions	Ordinary Income Distributions	Total Distributions	Qualifying for Corporate Dividends Received Deduction (1)	Qualifying Dividend Income (2)	U.S. Government Interest (3)	Interest Related Dividends (4)	Short Term Capital Gain Dividends (5)	Foreign Tax Credit
Global X Silver Miners ETF	0.00%	100.00%	100.00%	73.75%	100.00%	0.00%	0.00%	0.00%	48.93%
Global X Gold Explorers ETF	0.00%	100.00%	100.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Global X Copper Miners ETF	0.00%	100.00%	100.00%	8.59%	100.00%	0.00%	0.00%	0.00%	4.28%
Global X Uranium ETF	0.00%	100.00%	100.00%	0.00%	5.06%	0.00%	0.00%	0.00%	0.48%
Global X Lithium ETF	0.00%	100.00%	100.00%	10.61%	100.00%	0.00%	0.00%	0.00%	0.00%
Global X Fertilizers/Potash ETF	0.00%	100.00%	100.00%	36.55%	97.84%	0.00%	0.00%	0.00%	10.53%

(1) Qualifying dividends represent dividends which qualify for the corporate dividends received deduction and is reflected as a percentage of ordinary Income distributions (the total of short term capital gain and net investment income distributions).

(2) The percentage in this column represents the amount of "Qualifying Dividend Income" as created by the Jobs and Growth Relief Reconciliation Act of 2003 and its reflected as a percentage of ordinary income distributions (the total of short term capital gain and net investment income distributions). It is the intention of each of the aforementioned funds to designate the maximum amount permitted by law.

(3) "U.S. Government Interest" represents the amount of interest that was derived from U.S. Government obligations and distributed during the fiscal year. Generally, interest from direct U.S. Government obligations is exempt from state income tax. However, for shareholders who are residents of California, Connecticut and New York, the statutory threshold requirements were not satisfied to permit exemption of these amounts from state income.

(4) The percentage in this column represents the amount of "Qualifying Interest Income" as created by the American Jobs Creation Act of 2004 and is a percentage of net investment income that is exempt from U.S. withholding tax when paid for foreign investors.

(5) The percentage of this column represents the amount of “Short Term Capital Gain Dividend” is reflected as a percentage of short term capital gain distribution that is exempted from U.S. withholding tax when paid to foreign investors.

The Funds intend to pass through a foreign tax credit to shareholders. For the fiscal year ended October 31, 2015, the total amount of foreign source income and foreign tax credit are as follows:

Fund Name	Foreign Source Income	Foreign Tax Credit Pass Through
Global X Silver Miners ETF	$1,536,439	$124,154
Global X Gold Explorers ETF	135,885	-
Global X Copper Miners ETF	385,970	22,775
Global X Uranium ETF	1,002,380	45,138
Global X Lithium ETF	-	-
Global X Fertilizers/Potash ETF	419,523	41,181

The information reported herein may differ from the information and distributions taxable to the shareholders for the calendar year ending December 31, 2015. Complete information will be computed and reported in conjunction with your 2015 Form 1099-DIV.

54

Notes

Notes

623 Fifth Avenue, 15th floor

New York, NY 10022

1-888-GXFund-1

(1-888-493-8631)

www.globalxfunds.com

Investment Adviser and Administrator:

Global X Management Company LLC

623 Fifth Avenue, 15th floor

New York, NY 10022

Distributor:

SEI Investments Distribution Co.

One Freedom Valley Drive

Oaks, PA 19456

Sub-Administrator:

SEI Investments Global Funds Services

One Freedom Valley Drive

Oaks, PA 19456

Counsel for Global X Funds and the Independent Trustees:

K&L Gates LLP

1601 K Street N.W.

Washington, DC 20006

Custodian and Transfer Agent:

Brown Brothers Harriman & Co.

50Post Office Square

Boston, MA 02110

Independent Registered Public Accounting Firm:

Ernst & Young LLP

2005 Market Street

Suite 700

Philadelphia, PA 19103

This information must be preceded or accompanied by a current prospectus for the Funds described.

GLX-AR-001-0700

Global X China Consumer ETF (ticker: CHIQ)

Global X China Energy ETF (ticker: CHIE)

Global X China Financials ETF (ticker: CHIX)

Global X China Industrials ETF (ticker: CHII)

Global X China Materials ETF (ticker: CHIM)

Global X NASDAQ China Technology ETF (ticker: QQQC)

Global X Southeast Asia ETF (ticker: ASEA)

Global X FTSE Andean 40 ETF (ticker: AND)

Global X MSCI Colombia ETF (ticker: GXG)

Global X Brazil Mid Cap ETF (ticker: BRAZ)

Global X Brazil Consumer ETF (ticker: BRAQ)

Global X MSCI Argentina ETF (ticker: ARGT)

Global X FTSE Greece 20 ETF (ticker: GREK)

Global X MSCI Norway ETF (ticker: NORW)

Global X FTSE Nordic Region ETF (ticker: GXF)

Global X MSCI Nigeria ETF (ticker: NGE)

Global X Next Emerging & Frontier ETF (ticker: EMFM)

Global X FTSE Portugal 20 ETF (ticker: PGAL)

Global X MSCI Pakistan ETF (ticker: PAK)

Annual Report

October 31, 2015

The Funds file their complete schedules of Fund holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that Global X Funds uses to determine how to vote proxies relating to Fund securities, as well as information relating to how the Funds voted proxies relating to Fund securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-888-GXFund-1; and (ii) on the Commission’s website at http://www.sec.gov.

Management Discussion of Fund Performance (unaudited)

Global X China Consumer ETF

Global X China Consumer ETF

The Global X China Consumer ETF (“Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Solactive China Consumer Total Return Index (“Underlying Index”). The Fund is passively managed, which means the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Underlying Index.

The Underlying Index is designed to measure the equity performance of the investable universe of companies in the consumer sector of the Chinese economy, as defined by the index provider. It is made up of securities of companies that have their main business operations in the consumer sector and generally includes companies whose businesses involve: general retail, diversified consumer services, food production and retail, beverages, household goods, leisure goods, personal goods, automobiles, auto components and distributors, tobacco, media, and travel and leisure.

For the 12-month period ended October 31, 2015 (the “reporting period”), the Fund increased 1.34%, while the Underlying Index increased 2.15%. The Fund had a net asset value of $13.82 per share on October 31, 2014 and ended the reporting period with a net asset value of $13.72 on October 31, 2015.

During the reporting period, the highest returns came from China Southern Airlines and Ctrip.com International which returned 119.77% and 61.39%, respectively. The worst performers were China Yurun Food Group and E-Commerce China Dangdang, which returned -50.20% and -47.94%, respectively.

The Chinese government is striving to transform its country from a manufacturing and export based economy to one led by domestic consumption. Despite overall sluggish economic growth in China, retail sales remained strong, rising 11% year over year in October 2015. The consumer sector has benefitted from rising household income and urbanization in China, ultimately leading to positive returns during the reporting period.

	AVERAGE ANNUAL TOTAL RETURN FOR THE YEAR ENDED OCTOBER 31, 2015
	One Year Return		Three Year Return		Five Year Return		Annualized Inception to Date*
	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price
Global X China Consumer ETF	1.34%	1.20%	0.71%	0.47%	-6.52%	-6.75%	-1.27%	-1.31%
Solactive China Consumer Total Return Index	2.15%	2.15%	1.36%	1.36%	-5.98%	-5.98%	-0.73%	-0.73%
S&P 500 Index	5.20%	5.20%	16.20%	16.20%	14.33%	14.33%	13.78%	13.78%

Growth of a $10,000 Investment

(At Net Asset Value)

*Fund commenced operations on November 30, 2009.

The S&P 500 Index is a market capitalization-weighted composite index of 500 large capitalization U.S. companies.

 1

Management Discussion of Fund Performance (unaudited)

Global X China Consumer ETF

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, it may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund's performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike a Fund's returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

There are no assurances that the Fund will meet its stated objectives.

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

See definition of comparative indices on previous page.

 2

Management Discussion of Fund Performance (unaudited)

Global X China Energy ETF

Global X China Energy ETF

The Global X China Energy ETF (“Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Solactive China Energy Total Return Index (“Underlying Index”). The Fund is passively managed, which means the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Underlying Index.

The Underlying Index is designed to measure the equity performance of the investable universe of companies in the energy sector of the Chinese economy, as defined by the index provider. It is made up of securities of companies that have their main business operations in the energy sector and generally includes companies whose businesses involve: oil, gas, consumable fuels, alternative energy and electricity production and distribution, and energy equipment and services.

For the 12-month period ended October 31, 2015 (the “reporting period”), the Fund decreased 20.89%, while the Underlying Index decreased 20.41%. The Fund had a net asset value of $15.03 per share on October 31, 2014 and ended the reporting period with a net asset value of $11.61 on October 31, 2015.

During the reporting period, the highest returns came from Tianneng Power International and China Power International Development which returned 103.74% and 45.01%, respectively. The worst performers were Yingli Green Energy Holding and Shunfeng International Clean Energy, which returned -75.94% and -61.49%, respectively.

Chinese energy companies were negatively impacted by the global fall in energy prices as well as slowing economic growth in China. Falling energy prices have not only hurt Chinese energy companies domestically, but have also made some overseas investments unviable. The Chinese government is taking measures to bring improvements in the Energy sector, including increasing efficiency and encouraging green energy investments.

	AVERAGE ANNUAL TOTAL RETURN FOR THE YEAR ENDED OCTOBER 31, 2015
	One Year Return		Three Year Return		Five Year Return		Annualized Inception to Date*
	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price
Global X China Energy ETF	-20.89%	-20.62%	-3.60%	-3.37%	-4.20%	-4.34%	-2.83%	-2.83%
Solactive China Energy Total Return Index	-20.41%	-20.41%	-2.85%	-2.85%	-3.50%	-3.50%	-2.05%	-2.05%
S&P 500 Index	5.20%	5.20%	16.20%	16.20%	14.33%	14.33%	13.65%	13.65%

Growth of a $10,000 Investment

(At Net Asset Value)

*Fund commenced operations on December 15, 2009.

The S&P 500 Index is a market capitalization-weighted composite index of 500 large capitalization U.S. companies.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, it may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund's performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike a Fund's returns, do not reflect any fees or expenses. If such fees and

 3

Management Discussion of Fund Performance (unaudited)

Global X China Energy ETF

expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

There are no assurances that the Fund will meet its stated objectives.

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

See definition of comparative indices on previous page.

 4

Management Discussion of Fund Performance (unaudited)

Global X China Financials ETF

Global X China Financials ETF

The Global X China Financials ETF (“Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Solactive China Financials Total Return Index (“Underlying Index”). The Fund is passively managed, which means the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Underlying Index.

The Underlying Index is designed to measure the equity performance of the investable universe of companies in the financials sector of the Chinese economy, as defined by index provider. It is made up of securities of companies that have their main business operations in the financials sector and generally includes companies whose businesses involve: banking; insurance, real estate, and financial services.

For the 12-month period ended October 31, 2015 (the “reporting period”), the Fund increased 11.50%, while the Underlying Index increased 11.96%. The Fund had a net asset value of $13.50 per share on October 31, 2014 and ended the reporting period with a net asset value of $14.90 on October 31, 2015.

During the reporting period, the highest returns came from Evergrande Real Estate Group and Hopson Development Holdings, which returned 107.21% and 49.82%, respectively. The worst performers were China Galaxy Securities and Agile Property Holdings, which returned -48.05% and -37.23%, respectively.

In the third quarter of 2015, China's Financial Services sector outpaced the rest of the country's economy, partially reversing the sector's underperformance earlier in the year. In an effort to ease credit within the economy, China's government cut bank reserve requirement levels, leading banks to increase their lending to a record level of over $165 billion. While lending has remained strong, the country's Real Estate sector has experienced declines.

	AVERAGE ANNUAL TOTAL RETURN FOR THE YEAR ENDED OCTOBER 31, 2015
	One Year Return		Three Year Return		Five Year Return		Annualized Inception to Date*
	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price
Global X China Financials ETF	11.50%	11.53%	8.95%	9.12%	1.55%	1.35%	1.16%	1.10%
Solactive China Financials Total Return Index	11.96%	11.96%	9.67%	9.67%	1.93%	1.93%	1.60%	1.60%
S&P 500 Index	5.20%	5.20%	16.20%	16.20%	14.33%	14.33%	13.72%	13.72%

Growth of a $10,000 Investment

(At Net Asset Value)

*Fund commenced operations on December 10, 2009.

The S&P 500 Index is a market capitalization-weighted composite index of 500 large capitalization U.S. companies.

 5

Management Discussion of Fund Performance (unaudited)

Global X China Financials ETF

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, it may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund's performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike a Fund's returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

There are no assurances that the Fund will meet its stated objectives.

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

See definition of comparative indices on previous page.

 6

Management Discussion of Fund Performance (unaudited)

Global X China Industrials ETF

Global X China Industrials ETF

The Global X China Industrials ETF (“Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Solactive China Industrials Total Return Index (“Underlying Index”). The Fund is passively managed, which means the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Underlying Index.

The Underlying Index is designed to measure the equity performance of the investable universe of companies in the industrials sector of the Chinese economy, as defined by the index provider. It is made up of securities of companies that have their main business operations in the industrial sector and generally includes companies whose businesses involve: construction and materials, electronic and electrical equipment, industrial engineering, industrial transportation, and support services, and trading companies, shipbuilding and aerospace.

For the 12-month period ended October 31, 2015 (the “reporting period”), the Fund increased 12.49%, while the Underlying Index increased 17.38%. The Fund had a net asset value of $12.93 per share on October 31, 2014 and ended the reporting period with a net asset value of $14.44 on October 31, 2015.

During the reporting period, the highest returns came from China Shanshui Cement Group and China Communications Construction which returned 120.10% and 67.73%, respectively. The worst performers were China Huarong Energy and Weichai Power which returned -74.72% and -44.20%, respectively.

In the third quarter of 2015, China's GDP expanded by 6.9%, the most sluggish rate since the global financial crisis. Weaker demand for manufactured Chinese goods led to a 6.1% decline in exports. Despite these negative indicators, the Fund delivered positive returns for the 12-month period ended October 31, 2015, as the Chinese government devalued the currency and implemented measures to revive the economy.

	AVERAGE ANNUAL TOTAL RETURN FOR THE YEAR ENDED OCTOBER 31, 2015
	One Year Return		Three Year Return		Five Year Return		Annualized Inception to Date*
	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price
Global X China Industrials ETF	12.49%	13.13%	9.48%	9.95%	-2.36%	-2.26%	-0.32%	-0.15%
Solactive China Industrials Total Return Index	17.38%	17.38%	11.62%	11.62%	-1.01%	-1.01%	0.96%	0.96%
S&P 500 Index	5.20%	5.20%	16.20%	16.20%	14.33%	14.33%	13.78%	13.78%

Growth of a $10,000 Investment

(At Net Asset Value)

*Fund commenced operations on November 30, 2009.

The S&P 500 Index is a market capitalization-weighted composite index of 500 large capitalization U.S. companies.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, it may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund's performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike a Fund's returns, do not reflect any fees or expenses. If such fees and

 7

Management Discussion of Fund Performance (unaudited)

Global X China Industrials ETF

expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

There are no assurances that the Fund will meet its stated objectives.

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

See definition of comparative indices on previous page.

 8

Management Discussion of Fund Performance (unaudited)

Global X China Materials ETF

Global X China Materials ETF

The Global X China Materials ETF (“Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Solactive China Materials Total Return Index (“Underlying Index”). The Fund is passively managed, which means the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Underlying Index.

The Underlying Index is designed to measure the equity performance of the investable universe of companies in the materials sector of the Chinese economy, as defined by the index provider. It is made up of securities of companies that have their main business operations in the basic materials sector and generally includes companies whose businesses involve: chemicals, metals and mining, and forestry and paper products.

For the 12-month period ended October 31, 2015 (the “reporting period”), the Fund decreased 8.95%, while the Underlying Index decreased 6.63%. The Fund had a net asset value of $14.80 per share on October 31, 2014 and ended the reporting period with a net asset value of $13.29 on October 31, 2015.

During the reporting period, the highest returns came from West China Cement and Hunan Nonferrous Metals, which returned 74.46% and 67.90%, respectively. The worst performers were North Mining Shares and Fosun International which returned -76.65% and -59.85%, respectively.

The materials sector in China has underperformed on account of falling commodity prices and rising costs. This has led to narrowing profits in the mining and raw materials sectors as well as a reduction in investments in fixed assets.

	AVERAGE ANNUAL TOTAL RETURN FOR THE YEAR ENDED OCTOBER 31, 2015
	One Year Return		Three Year Return		Five Year Return		Annualized Inception to Date*
	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price
Global X China Materials ETF	-8.95%	-11.32%	-5.11%	-5.04%	-13.60%	-13.81%	-12.21%	-12.31%
Solactive China Materials Total Return Index	-6.63%	-6.63%	-2.84%	-2.84%	-12.17%	-12.17%	-10.87%	-10.87%
S&P 500 Index	5.20%	5.20%	16.20%	16.20%	14.33%	14.33%	13.33%	13.33%

Growth of a $10,000 Investment

(At Net Asset Value)

*Fund commenced operations on January 12, 2010.

The S&P 500 Index is a market capitalization-weighted composite index of 500 large capitalization U.S. companies.

 9

Management Discussion of Fund Performance (unaudited)

Global X China Materials ETF

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, it may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund's performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike a Fund's returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

There are no assurances that the Fund will meet its stated objectives.

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

See definition of comparative indices on previous page.

 10

Management Discussion of Fund Performance (unaudited)

Global X NASDAQ China Technology ETF

Global X NASDAQ China Technology ETF

The Global X NASDAQ China Technology ETF (“Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the NASDAQ OMX China Technology Index (“Underlying Index”). The Fund is passively managed, which means the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Underlying Index.

The Underlying Index is designed to track the performance of the technology sector in China as defined by the index provider. It is made up of securities of companies that have their main business operations in the technology sector and generally includes companies whose businesses involve: computer services, internet, software, computer hardware, electronic office equipment, semiconductors, and telecommunications equipment.

For the 12-month period ended October 31, 2015 (the “reporting period”), the Fund decreased 5.94%, while the Underlying Index decreased 5.48%. The Fund had a net asset value of $23.48 per share on October 31, 2014 and ended the reporting period with a net asset value of $22.01 on October 31, 2015.

During the reporting period, the highest returns came from NetEase and TravelSky Technology, which returned 52.59% and 37.70%, respectively. The worst performers were 500.com and SunCorp Technologies, which returned -62.40% and -62.25%, respectively.

The technology industry in China has witnessed significant growth despite the economy growing by its slowest pace since the global financial crisis. The sector has effectively capitalized on China's nearly 650 million internet users, through areas such as mobile games and e-commerce. As a result, many technology companies in China grew their sales and earnings during the reporting period, but fell short of meeting lofty growth expectations.

	AVERAGE ANNUAL TOTAL RETURN FOR THE YEAR ENDED OCTOBER 31, 2015
	One Year Return		Three Year Return		Five Year Return		Annualized Inception to Date*
	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price
Global X NASDAQ China Technology ETF	-5.94%	-6.68%	17.29%	16.92%	5.74%	5.34%	7.44%	7.16%
Hybrid NASDAQ OMX China Technology Index/Solactive China Technology Index**	-5.48%	-5.48%	18.56%	18.56%	6.49%	6.49%	8.18%	8.18%
S&P 500 Index	5.20%	5.20%	16.20%	16.20%	14.33%	14.33%	13.89%	13.89%

Growth of a $10,000 Investment

(At Net Asset Value)

*Fund commenced operations on December 8, 2009.

** Reflects performance of Solactive China Technology Index through December 12, 2011 and NASDAQ OMX China Technology Index thereafter. The inception of the NASDAQ OMX China Technology Index was on November 14, 2011.

The S&P 500 Index is a market capitalization-weighted composite index of 500 large capitalization U.S. companies.

 11

Management Discussion of Fund Performance (unaudited)

Global X NASDAQ China Technology ETF

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, it may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund's performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike a Fund's returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

There are no assurances that the Fund will meet its stated objectives.

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

See definition of comparative indices on previous page.

 12

Management Discussion of Fund Performance (unaudited)

Global X Southeast Asia ETF

Global X Southeast Asia ETF

The Global X Southeast Asia ETF (“Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the FTSE/ASEAN 40 Index (“Underlying Index”). The Fund is passively managed, which means the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Underlying Index.

The Underlying Index tracks the equity performance of the 40 largest and most liquid companies in the five Association of Southeast Asian Nations ("ASEAN") regions: Singapore, Malaysia, Indonesia, Thailand and the Philippines, as defined by the index provider.

For the 12-month period ended October 31, 2015 (the “reporting period”), the Fund decreased 19.97%, while the Underlying Index decreased 19.65%. The Fund had a net asset value of $16.76 per share on October 31, 2014 and ended the reporting period with a net asset value of $13.07 on October 31, 2015.

During the reporting period, the highest returns came from Unilever Indonesia and The Siam Cement, which returned 9.88% and 9.05%, respectively. The worst performers were Perusahaan Gas Negara and PTT Exploration & Production, which returned -54.03% and -48.02%, respectively.

The Southeast Asia region consisting of Singapore, Malaysia, Indonesia, Thailand, and the Philippines was negatively impacted by falling Chinese demand for their goods and services. Singapore marginally escaped a technical recession in the third quarter of 2015, which could be broadly atrributed to falling exports to China, and a weak manufacturing sector. Malaysia faced economic issues arising from high levels of household debt and the impact of falling energy prices. The region continues to exhibit strong demographics and a growing consumer class, which are expected to be drivers of future growth across this region.

	AVERAGE ANNUAL TOTAL RETURN FOR THE YEAR ENDED OCTOBER 31, 2015
	One Year Return		Three Year Return		Annualized Inception to Date*
	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price
Global X Southeast Asia ETF	-19.97%	-20.71%	-5.26%	-5.52%	-0.67%	-0.83%
FTSE/ASEAN 40 Index	-19.65%	-19.65%	-4.75%	-4.75%	-0.13%	-0.13%
S&P 500 Index	5.20%	5.20%	16.20%	16.20%	12.20%	12.20%

Growth of a $10,000 Investment

(At Net Asset Value)

*Fund commenced operations on February 16, 2011.

The S&P 500 Index is a market capitalization-weighted composite index of 500 large capitalization U.S. companies.

 13

Management Discussion of Fund Performance (unaudited)

Global X Southeast Asia ETF

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, it may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund's performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike a Fund's returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

There are no assurances that the Fund will meet its stated objectives.

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

See definition of comparative indices on previous page.

 14

Management Discussion of Fund Performance (unaudited)

Global X FTSE Andean 40 ETF

Global X FTSE Andean 40 ETF

The Global X FTSE Andean 40 ETF (“Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the FTSE Andean 40 Index (“Underlying Index”). The Fund is passively managed, which means the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Underlying Index.

The Underlying Index is a free-float adjusted, modified capitalization-weighted index designed to measure performance of the 40 largest and most liquid companies in the Chile, Colombia, and Peru markets, as defined by the index provider.

For the 12-month period ended October 31, 2015 (the “reporting period”), the Fund decreased 30.33%, while the Underlying Index decreased 30.10%. The Fund had a net asset value of $10.60 per share on October 31, 2014 and ended the reporting period with a net asset value of $7.23 on October 31, 2015.

During the reporting period, the highest returns came from Cia Cervecerias Unidas and Embotelladora Andina, which returned 15.47% and 12.75%, respectively. The worst performers were Pacific Exploration & Production Corp. and CAP, which returned -86.70% and -70.45%, respectively.

The Andean nations of Colombia, Peru, and Chile were affected negatively by the sell-off in commodity prices, leading to a reduction of trade and a widening of current account deficits. This was coupled with a fall in investments in primary economic sectors leading to a slowdown in these economies and depreciation of their currencies, which negatively impacted returns.

	AVERAGE ANNUAL TOTAL RETURN FOR THE YEAR ENDED OCTOBER 31, 2015
	One Year Return		Three Year Return		Annualized Inception to Date*
	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price
Global X FTSE Andean 40 ETF	-30.33%	-29.86%	-19.01%	-18.88%	-12.77%	-12.72%
FTSE Andean 40 Index	-30.10%	-30.10%	-18.66%	-18.66%	-12.34%	-12.34%
S&P 500 Index	5.20%	5.20%	16.20%	16.20%	12.70%	12.70%

Growth of a $10,000 Investment

(At Net Asset Value)

*Fund commenced operations on February 2, 2011.

The S&P 500 Index is a market capitalization-weighted composite index of 500 large capitalization U.S. companies.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, it may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund's performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike a Fund's returns, do not reflect any fees or expenses. If such fees and

 15

Management Discussion of Fund Performance (unaudited)

Global X FTSE Andean 40 ETF

expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

There are no assurances that the Fund will meet its stated objectives.

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

See definition of comparative indices on previous page.

 16

Management Discussion of Fund Performance (unaudited)

Global X MSCI Colombia ETF

Global X MSCI Colombia ETF

The Global X MSCI Colombia ETF (“Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI All Colombia Capped Index (the “Underlying Index”). The Fund is passively managed, which means the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Underlying Index.

The Underlying Index is designed to measure broad-based equity market performance in Colombia, as defined by the index provider.

For the 12-month period ended October 31, 2015 (the “reporting period”), the Fund decreased 47.93%, while the Underlying Index decreased 47.11%. The Fund had a net asset value of $17.42 per share on October 31, 2014 and ended the reporting period with a net asset value of $8.79 on October 31, 2015.

During the reporting period, the highest returns came from Empresa de Energia de Bogotá and ISAGEN, which returned -11.05% and -14.62%, respectively. The worst performers were Pacific Exploration & Production Corp. and Avianca Holdings which returned -86.7% and -69.47%, respectively.

Colombia's economy has been negatively impacted by falling oil prices, given the country's reliance on crude oil exports. The oil price collapse has also pushed the Colombian peso down, which has put further pressure on returns. Despite the economy's struggles, the political environment has been improving, as the government and rebel groups have recommitted to the peace talks.

	AVERAGE ANNUAL TOTAL RETURN FOR THE YEAR ENDED OCTOBER 31, 2015
	One Year Return		Three Year Return		Five Year Return		Annualized Inception to Date*
	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price
Global X MSCI Colombia ETF	-47.93%	-48.58%	-23.92%	-24.33%	-15.59%	-15.74%	4.69%	4.59%
Hybrid MSCI All Colombia Capped Index/FTSE Colombia 20 Index**	-47.11%	-47.11%	-23.18%	-23.18%	-14.82%	-14.82%	5.79%	5.79%
S&P 500 Index	5.20%	5.20%	16.20%	16.20%	14.33%	14.33%	16.75%	16.75%

Growth of a $10,000 Investment

(At Net Asset Value)

*Fund commenced operations on February 5, 2009.

** Reflects performance of the FTSE Colombia 20 Index through July 14, 2014 and MSCI All Colombia Capped Index thereafter. The inception of the MSCI All Colombia Capped Index was on June 30, 2014.

Effective July 15, 2014, the Fund changed its index from the FTSE Colombia 20 Index to the MSCI All Colombia Capped Index (“New Index”). This change was effected due to the planned migration to the New Index, potentially allowing for broader access to the local market.

The S&P 500 Index is a market capitalization-weighted composite index of 500 large capitalization U.S. companies.

 17

Management Discussion of Fund Performance (unaudited)

Global X MSCI Colombia ETF

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, it may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund's performance assumes the reinvestment of all dividends and all capital gains. The Fund’s performace reflects contractual fee waivers in effect until at least March 1, 2016. Absent these waivers performance would be lower. Index returns assume reinvestment of dividends and, unlike a Fund's returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

There are no assurances that the Fund will meet its stated objectives.

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

See definition of comparative indices on previous page.

 18

Management Discussion of Fund Performance (unaudited)

Global X Brazil Mid Cap ETF

Global X Brazil Mid Cap ETF

The Global X Brazil Mid Cap ETF (“Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Solactive Brazil Mid Cap Index (“Underlying Index”). The Fund is passively managed, which means the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Underlying Index.

The Underlying Index is designed to measure the equity performance of Brazilian mid-market capitalization companies, as defined by the index provider.

For the 12-month period ended October 31, 2015 (the “reporting period”), the Fund decreased 41.75%, while the Underlying Index decreased 41.43%. The Fund had a net asset value of $12.22 per share on October 31, 2014 and ended the reporting period with a net asset value of $6.87 on October 31, 2015.

During the reporting period, the highest returns came from Klabin and Fibria Celulose, which returned 13.81% and 9.74%, respectively. The worst performers were Via Varejo and Cia Brasileira de Distribuicao Grupo pao de Acucar, which returned -78.85% and -67.37%, respectively.

During the reporting period, Brazil's currency, the real, reached a 12-year low versus the U.S. dollar on account of political uncertainty, a downgrade in credit rating and the government’s failure to meet fiscal targets. The government has indicated that it will attempt to reduce spending and increase taxes to bring the budget deficit under control. Mid-cap companies in Brazil tend to be more sensitive to domestic economic and political trends, which ultimately weighed on returns during the reporting period.

	AVERAGE ANNUAL TOTAL RETURN FOR THE YEAR ENDED OCTOBER 31, 2015
	One Year Return		Three Year Return		Five Year Return		Annualized Inception to Date*
	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price
Global X Brazil Mid Cap ETF	-41.75%	-41.91%	-20.80%	-20.94%	-15.18%	-15.56%	-11.19%	-11.33%
Solactive Brazil Mid Cap Index	-41.43%	-41.43%	-20.29%	-20.29%	-14.49%	-14.49%	-10.50%	-10.50%
S&P 500 Index	5.20%	5.20%	16.20%	16.20%	14.33%	14.33%	14.74%	14.74%

Growth of a $10,000 Investment

(At Net Asset Value)

*Fund commenced operations on June 21, 2010.

The S&P 500 Index is a market capitalization-weighted composite index of 500 large capitalization U.S. companies.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, it may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund's performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike a Fund's returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

 19

Management Discussion of Fund Performance (unaudited)

Global X Brazil Mid Cap ETF

There are no assurances that the Fund will meet its stated objectives.

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

See definition of comparative indices on previous page.

 20

Management Discussion of Fund Performance (unaudited)

Global X Brazil Consumer ETF

Global X Brazil Consumer ETF

The Global X Brazil Consumer ETF (“Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Solactive Brazil Consumer Index (“Underlying Index”). The Fund is passively managed, which means the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Underlying Index.

The Underlying Index is designed to measure the equity performance of the consumer sector of the Brazilian economy, as defined by the index provider. It is comprised of securities of companies that have their main business operations in the consumer sector and are domiciled, principally traded in or have their main business operations in Brazil. The stocks are screened for liquidity and weighted according to modified free-float market capitalization. A specific capping methodology is applied at the semi-annual index review to facilitate compliance with the rules governing the listing of financial products on exchanges in the United States.

For the 12-month period ended October 31, 2015 (the “reporting period”), the Fund decreased 47.30%, while the Underlying Index decreased 46.97%. The Fund had a net asset value of $16.57 per share on October 31, 2014 and ended the reporting period with a net asset value of $8.49 on October 31, 2015.

During the reporting period, the highest returns came from Raia Drogasil and Minerva, which returned 11.46% and 2.38%, respectively. The worst performers were Via Varejo and Gol Linhas Aéreas Inteligentes, which returned -88.52% and

-82.68%, respectively.

During the reporting period, Brazil's currency, the real, reached a 12 year low versus the US dollar on account of political uncertainty, a downgrade in credit rating and the government’s failure to meet fiscal targets. The government has indicated that it will attempt to reduce spending and increase taxes to bring the budget deficit under control. The Brazilian consumer sector was further negatively impacted by the country entering a recession in Q2 2015, which weakened Brazil's finances and hurt consumer confidence.

	AVERAGE ANNUAL TOTAL RETURN FOR THE YEAR ENDED OCTOBER 31, 2015
	One Year Return		Three Year Return		Five Year Return		Annualized Inception to Date*
	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price
Global X Brazil Consumer ETF	-47.30%	-47.22%	-22.76%	-22.83%	-14.53%	-14.93%	-9.51%	-9.64%
Solactive Brazil Consumer Index	-46.97%	-46.97%	-22.01%	-22.01%	-13.66%	-13.66%	-8.58%	-8.58%
S&P 500 Index	5.20%	5.20%	16.20%	16.20%	14.33%	14.33%	15.90%	15.90%

Growth of a $10,000 Investment

(At Net Asset Value)

*Fund commenced operations on July 7, 2010.

The S&P 500 Index is a market capitalization-weighted composite index of 500 large capitalization U.S. companies.

 21

Management Discussion of Fund Performance (unaudited)

Global X Brazil Consumer ETF

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, it may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund's performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike a Fund's returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

There are no assurances that the Fund will meet its stated objectives.

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

See definition of comparative indices on previous page.

 22

Management Discussion of Fund Performance (unaudited)

Global X MSCI Argentina ETF

Global X MSCI Argentina ETF

The Global X MSCI Argentina ETF (“Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI All Argentina 25/50 Index (“Underlying Index”). The Fund is passively managed, which means the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Underlying Index.

The Underlying Index is designed to represent the performance of the broad Argentina equity universe, while including a minimum number of constituents, as defined by the index provider. The broad Argentina equity universe includes securities that are classified in Argentina according to the MSCI Global Investable Market Index Methodology, together with companies that are headquartered or listed in Argentina and carry out the majority of their operations in Argentina.

For the 12-month period ended October 31, 2015 (the “reporting period”), the Fund decreased 6.04%, while the Underlying Index decreased 5.06%. The Fund had a net asset value of $21.18 per share on October 31, 2014 and ended the reporting period with a net asset value of $19.81 on October 31, 2015.

During the reporting period, the highest returns came from Transportadora de Gas del Sur and Grupo Clarin, which returned 93.65% and 92.63%, respectively. The worst performers were EPI Holdings and Arcos Dorados Holdings, which returned -73.79% and -49.45%, respectively.

During the reporting period, political instability and soaring inflation weighed heavily on the Argentine economy. However, during the presidential elections and the consequent run-off election, markets rallied largely following expectations that the business-friendly presidential candidate could emerge as the new president and would bring about much-needed changes to the existing policies and open up the economy to foreign investment.

	AVERAGE ANNUAL TOTAL RETURN FOR THE YEAR ENDED OCTOBER 31, 2015
	One Year Return		Three Year Return		Annualized Inception to Date*
	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price
Global X MSCI Argentina ETF	-6.04%	-5.52%	6.31%	6.64%	-7.46%	-7.37%
Hybrid FTSE Argentina 20/MSCI All Argentina 25/50 Index**	-5.06%	-5.06%	7.52%	7.52%	-6.52%	-6.52%
S&P 500 Index	5.20%	5.20%	16.20%	16.20%	12.79%	12.79%

Growth of a $10,000 Investment

(At Net Asset Value)

*Fund commenced operations on March 2, 2011.

**Reflects performance of the FTSE Argentina 20 Index through August 14, 2014 and the MSCI All Argentina 25/50 Index (“New Index”) thereafter. This change was effected due to the planned migration to the New Index, potentially allowing for broader access to the local market.

The S&P 500 Index is a market capitalization-weighted composite index of 500 large capitalization U.S. companies.

 23

Management Discussion of Fund Performance (unaudited)

Global X MSCI Argentina ETF

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, it may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund's performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike a Fund's returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

There are no assurances that the Fund will meet its stated objectives.

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

See definition of comparative indices on previous page.

 24

Management Discussion of Fund Performance (unaudited)

Global X FTSE Greece 20 ETF

Global X FTSE Greece 20 ETF

The Global X FTSE Greece 20 ETF (“Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the FTSE/ATHEX Custom Capped Index (“Underlying Index”). The Fund is passively managed, which means the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Underlying Index.

The Underlying Index is designed to reflect broad-based equity market performance in Greece, as defined by the index provider.

For the 12-month period ended October 31, 2015 (the “reporting period”), the Fund decreased 33.66%, while the Underlying Index decreased 33.05%. The Fund had a net asset value of $15.84 per share on October 31, 2014 and ended the reporting period with a net asset value of $10.41 on October 31, 2015.

During the reporting period, the highest returns came from Motor Oil Hellas Corith Refineries and Bank of Cyprus, which returned 68.85% and 22.21%, respectively. The worst performers were Piraeus Bank and Eurobank Ergasias, which returned -92.93% and -90.14%, respectively.

During the reporting period, Greece was mired in a renewed debt crisis. As a result, its economic and stock market performance has been significantly volatile. After the European Central Bank refused to increase emergency funding to Greek banks, capital controls were imposed and the stock market closed for five weeks. However, in August 2015, Greece received its third Euro zone bail-out worth $95 billion. Political stability following general elections was restored and the Government is implementing reforms focusing primarily on fiscal sustainability.

	AVERAGE ANNUAL TOTAL RETURN FOR THE YEAR ENDED OCTOBER 31, 2015
	One Year Return		Three Year Return		Annualized Inception to Date*
	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price
Global X FTSE Greece 20 ETF	-33.66%	-32.66%	-13.27%	-13.15%	-8.87%	-8.72%
FTSE/ATHEX Custom Capped Index	-33.05%	-33.05%	-12.81%	-12.81%	-7.93%	-7.93%
S&P 500 Index	5.20%	5.20%	16.20%	16.20%	16.10%	16.10%

Growth of a $10,000 Investment

(At Net Asset Value)

*Fund commenced operations on December 7, 2011.

The S&P 500 Index is a market capitalization-weighted composite index of 500 large capitalization U.S. companies.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, it may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund's performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike a Fund's returns, do not reflect any fees or expenses. If such fees and

 25

Management Discussion of Fund Performance (unaudited)

Global X FTSE Greece 20 ETF

expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

There are no assurances that the Fund will meet its stated objectives.

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

See definition of comparative indices on previous page.

 26

Management Discussion of Fund Performance (unaudited)

Global X MSCI Norway ETF

Global X MSCI Norway ETF

The Global X MSCI Norway ETF (“Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI Norway IMI 25/50 Index (“Underlying Index”). The Fund is passively managed, which means the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Underlying Index.

The Underlying Index is designed to measure broad-based equity market performance in Norway, as defined by the index provider. The Underlying Index consists of stocks traded primarily on the Norwegian stock exchange. The Underlying Index may include large-, mid- or small-capitalization companies.

For the 12-month period ended October 31, 2015 (the “reporting period”), the Fund decreased 22.50%, while the Underlying Index decreased 22.50%. The Fund had a net asset value of $14.82 per share on October 31, 2014 and ended the reporting period with a net asset value of $10.75 on October 31, 2015.

During the reporting period, the highest returns came from Ocean Yield and Bakkafrost P, which returned 43.68% and 36.97%, respectively. The worst performers were Seadrill and Odfjell Drilling, which returned -72.03% and -70.31%, respectively.

Owing to the continuous decline in oil prices, Norway witnessed stock market decline. The country has made attempts to revive the sluggish economy. For instance, the central bank reduced its deposit rate to a record low and signaled the possibility of another cut in the coming year. While declines in the country's currency negatively hurt returns, it could help the country regain global competitiveness in other sectors of its economy.

	AVERAGE ANNUAL TOTAL RETURN FOR THE YEAR ENDED OCTOBER 31, 2015
	One Year Return		Three Year Return		Annualized Inception to Date*
	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price
Global X MSCI Norway ETF	-22.50%	-22.85%	-7.11%	-7.05%	-3.41%	-3.41%
Hybrid MSCI Norway IMI 25/50 Index/FTSE Norway 30 Index**	-22.50%	-22.50%	-6.50%	-6.50%	-2.60%	-2.60%
S&P 500 Index	5.20%	5.20%	16.20%	16.20%	13.80%	13.80%

Growth of a $10,000 Investment

(At Net Asset Value)

*Fund commenced operations on November 9, 2010.

**Reflects performance of the FTSE Norway 30 Index through July 14, 2014 and the MSCI Norway IMI 25/50 Index (“New Index”) thereafter. This change was effected due to the planned migration to the New Index, potentially allowing for broader access to the local market.

The S&P 500 Index is a market capitalization-weighted composite index of 500 large capitalization U.S. companies.

 27

Management Discussion of Fund Performance (unaudited)

Global X MSCI Norway ETF

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, it may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund's performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike a Fund's returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

There are no assurances that the Fund will meet its stated objectives.

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

See definition of comparative indices on previous page.

 28

Management Discussion of Fund Performance (unaudited)

Global X FTSE Nordic Region ETF

Global X FTSE Nordic Region ETF

The Global X FTSE Nordic Region ETF (“Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the FTSE Nordic 30 Index (“Underlying Index”). The Fund is passively managed, which means the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Underlying Index.

The Underlying Index is designed to reflect broad-based equity market performance in Sweden, Denmark, Norway and Finland, as defined by the index provider. The Underlying Index tracks the equity performance of the 30 largest and most liquid companies in Sweden, Denmark, Norway and Finland.

For the 12-month period ended October 31, 2015 (the “reporting period”), the Fund decreased 5.05%, while the Underlying Index decreased 5.16%. The Fund had a net asset value of $24.36 per share on October 31, 2014 and ended the reporting period with a net asset value of $22.29 on October 31, 2015.

During the reporting period, the highest returns came from Svenska Cellulosa and Novo Nordisk, which returned 32.96% and 18.73%, respectively. The worst performers were Seadrill and Norsk Hydro, which returned -56.36% and -39.66%, respectively.

Although the Nordic countries (Sweden, Denmark, Finland, and Norway) exhibited healthy public finances and ran current account surplus, the slowdown in exports to China has weighed on their stock market performance. Norway in particular, has been significantly hit by the fall in the oil prices.

	AVERAGE ANNUAL TOTAL RETURN FOR THE YEAR ENDED OCTOBER 31, 2015
	One Year Return		Three Year Return		Five Year Return		Annualized Inception to Date*
	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price
Global X FTSE Nordic Region ETF	-5.05%	-5.61%	9.28%	9.26%	5.80%	5.62%	9.53%	9.46%
FTSE Nordic 30 Index	-5.16%	-5.16%	8.99%	8.99%	5.65%	5.65%	9.45%	9.45%
S&P 500 Index	5.20%	5.20%	16.20%	16.20%	14.33%	14.33%	15.27%	15.27%

Growth of a $10,000 Investment

(At Net Asset Value)

*Fund commenced operations on August 17, 2009.

The S&P 500 Index is a market capitalization-weighted composite index of 500 large capitalization U.S. companies.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, it may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund's performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike a Fund's returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

 29

Management Discussion of Fund Performance (unaudited)

Global X FTSE Nordic Region ETF

There are no assurances that the Fund will meet its stated objectives.

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

See definition of comparative indices on previous page.

 30

Management Discussion of Fund Performance (unaudited)

Global X MSCI Nigeria ETF

Global X MSCI Nigeria ETF

The Global X MSCI Nigeria ETF (“Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI All Nigeria Select 25/50 Index (“Underlying Index”). The Fund is passively managed, which means the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Underlying Index.

The Underlying Index is designed to reflect broad-based equity market performance in Nigeria, as defined by the index provider.

For the 12-month period ended October 31, 2015 (the “reporting period”), the Fund decreased 37.25%, while the Underlying Index decreased 35.76%. The Fund had a net asset value of $13.02 per share on October 31, 2014 and ended the reporting period with a net asset value of $7.94 on October 31, 2015.

During the reporting period, the highest returns came from Forte Oil and Oando, which returned 38.36% and 0.21%, respectively. The worst performers were Access Bank and United Bank for Africa, which returned -99.86% and -94.21%, respectively.

The oil dependent economy has been hurt by falling crude oil prices. Crude makes up about two-thirds of government income and 90 percent of the country's exports. Foreign-exchange reserves dropped 30% since the beginning of 2014 to $30 billion. Despite the economy's struggles, the political enviroment appears to be stabilizing as the markets reacted positively to the election of Muhammadu Buhari.

	AVERAGE ANNUAL TOTAL RETURN FOR THE YEAR ENDED OCTOBER 31, 2015
	One Year Return		Annualized Inception to Date*
	Net Asset Value	Market Price	Net Asset Value	Market Price
Global X MSCI Nigeria ETF	-37.25%	-39.10%	-21.21%	-20.65%
Hybrid MSCI All Nigeria Select 25/50 Index/Solactive Nigeria Index**	-35.76%	-35.76%	-19.83%	-19.83%
S&P 500 Index	5.20%	5.20%	13.82%	13.82%

Growth of a $10,000 Investment

(At Net Asset Value)

*Fund commenced operations on April 2, 2013.

**Reflects performance of the Solactive Nigeria Index through August 14, 2014 and the MSCI All Nigeria Select 25/50 Index (“New Index”) thereafter. This change was effected due to the planned migration to the New Index, potentially allowing for broader access to the local market.

The S&P 500 Index is a market capitalization-weighted composite index of 500 large capitalization U.S. companies.

 31

Management Discussion of Fund Performance (unaudited)

Global X MSCI Nigeria ETF

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, it may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund's performance assumes the reinvestment of all dividends and all capital gains. The Fund’s performance reflects contractual fee waivers in effect until at least March 1, 2016. Absent these waivers performance would be lower. Index returns assume reinvestment of dividends and, unlike a Fund's returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

There are no assurances that the Fund will meet its stated objectives.

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

See definition of comparative indices on previous page.

 32

Management Discussion of Fund Performance (unaudited)

Global X Next Emerging & Frontier ETF

Global X Next Emerging & Frontier ETF

The Global X Next Emerging & Frontier ETF (“Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Solactive Next Emerging & Frontier Index (“Underlying Index”). The Fund is passively managed, which means the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Underlying Index.

The Underlying Index is designed to reflect equity performance of next emerging markets and frontier markets companies, as defined by the the index provider. Next Emerging markets are defined as emerging market countries, excluding the BRICs (Brazil, Russia, India and China) and the most developed tier of emerging markets (currently, South Korea and Taiwan). Frontier markets are those emerging market countries that generally have smaller economies or less developed capital markets. The Underlying Index is comprised of common stocks, ADRs and GDRs of selected companies globally that are domiciled, principally traded in or have their main business operations in these markets or that generate at least 50% of their revenues from these markets. The Underlying Index screens the largest stocks according to free-float market capitalization, which may include small- or mid-cap companies, and weights them by modified liquidity.

For the 12-month period ended October 31, 2015 (the “reporting period”), the Fund decreased 23.29%, while the Underlying Index decreased 22.92%. The Fund had a net asset value of $25.55 per share on October 31, 2014 and ended the reporting period with a net asset value of $19.27 on October 31, 2015.

During the reporting period, the highest returns came from Kernel Holding and Cable & Wireless Communications, which returned 76.06% and 53.84%, respectively. The worst performers were Afren and Kumba Iron Ore, which returned

-97.56% and -81.89%, respectively.

Many emerging and frontier markets have experienced declines in their stock markets and currencies as commodity prices fell and expectations of rising interest rates in the United States became more prevalent. Weak global demand for commodity exports and manufactured goods have hampered the performance for many of these economies. Despite this slowdown, many of the next emerging and frontier market countries have attractive demographics and among the highest economic growth rates in the world, fueling optimism for future growth.

	AVERAGE ANNUAL TOTAL RETURN FOR THE YEAR ENDED OCTOBER 31, 2015
	One Year Return		Annualized Inception to Date*
	Net Asset Value	Market Price	Net Asset Value	Market Price
Global X Next Emerging & Frontier ETF	-23.29%	-23.66%	-11.61%	-12.19%
Solactive Next Emerging & Frontier Index	-22.92%	-22.92%	-11.00%	-11.00%
S&P 500 Index	5.20%	5.20%	10.69%	10.69%

Growth of a $10,000 Investment

(At Net Asset Value)

*Fund commenced operations on November 6, 2013.

 33

Management Discussion of Fund Performance (unaudited)

Global X Next Emerging & Frontier ETF

The S&P 500 Index is a market capitalization-weighted composite index of 500 large capitalization U.S. companies.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, it may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund's performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike a Fund's returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

There are no assurances that the Fund will meet its stated objectives.

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

See definition of comparative indices above.

 34

Management Discussion of Fund Performance (unaudited)

Global X FTSE Portugal 20 ETF

Global X FTSE Portugal 20 ETF

The Global X FTSE Portugal 20 ETF (“Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the FTSE Portugal 20 Index (“Underlying Index”). The Fund is passively managed, which means the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Underlying Index.

The Underlying Index is designed to reflect broad-based equity market performance in Portugal, as defined the index provider.

For the 12-month period ended October 31, 2015 (the “reporting period”), the Fund decreased 12.39%, while the Underlying Index decreased 12.09%. The Fund had a net asset value of $12.65 per share on October 31, 2014 and ended the reporting period with a net asset value of $10.85 on October 31, 2015.

During the reporting period, the highest returns came from Altri and Jeronimo Martins, which returned 73.54% and 64.54%, respectively. The worst performers were Sonae Industria and Pharol SGPS, which returned -95.54% and -74.10%, respectively.

Political uncertainty prevailed as a key story line in Portugal during the reporting period, which contributed to stock market declines. Although austerity measures implemented following the Euro-zone debt crisis is credited with helping the economy out of recession, Portuguese unemployment still remains at high levels at 12%. The newly formed government has indicated that it hopes to reverse the austerity measures and improve the economic wellbeing of its citizens by raising the minimum wage, lifting a freeze on pensions, and cancelling pay cuts for civil servants.

	AVERAGE ANNUAL TOTAL RETURN FOR THE YEAR ENDED OCTOBER 31, 2015
	One Year Return		Annualized Inception to Date*
	Net Asset Value	Market Price	Net Asset Value	Market Price
Global X FTSE Portugal 20 ETF	-12.39%	-13.17%	-14.38%	-14.70%
FTSE Portugal 20 Index	-12.09%	-12.09%	-13.95%	-13.95%
S&P 500 Index	5.20%	5.20%	10.85%	10.85%

Growth of a $10,000 Investment

(At Net Asset Value)

*Fund commenced operations on November 12, 2013.

The S&P 500 Index is a market capitalization-weighted composite index of 500 large capitalization U.S. companies.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, it may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund's performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike a Fund's returns, do not reflect any fees or expenses. If such fees and

 35

Management Discussion of Fund Performance (unaudited)

Global X FTSE Portugal 20 ETF

expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

There are no assurances that the Fund will meet its stated objectives.

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

See definition of comparative indices on previous page.

 36

Management Discussion of Fund Performance (unaudited)

Global X MSCI Pakistan ETF

Global X MSCI Pakistan ETF

The Global X MSCI Pakistan ETF (“Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI All Pakistan Select 25/50 Index (“Underlying Index”). The Fund is passively managed, which means the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Underlying Index.

The Underlying Index is designed to represent the performance of the broad Pakistan equity universe, while including a minimum number of constituents, as defined by the index provider. The broad Pakistan equity universe includes securities that are classified in Pakistan according to the MSCI Global Investable Market Index Methodology, together with companies that are headquartered or listed in Pakistan and carry out the majority of their operations in Pakistan.

For the period from the Fund's commencement date on April 22, 2015 through October 31, 2015 (the “reporting period”), the Fund decreased 7.26%, while the Underlying Index decreased 5.72%. The Fund had a net asset value of $15.28 per share on April 22, 2015 and ended the reporting period with a net asset value of $14.17 on October 31, 2015.

During the reporting period, the highest returns came from Fauji Fertilizer Bin Qasim and Abbott Laboratories Pakistan, which returned 16.87% and 12.93%, respectively. The worst performers were Pakistan Petroleum and Oil & Gas Development, which returned -29.38% and -26.25%, respectively.

Pakistan earned praise from the International Monetary Fund for improving political stability and government efforts to control budget deficits and foreign reserves. Many are optimistc about the country's growth prospects stemming from planned improvements in the domestic energy supply and investment related to the China-Pakistan Economic Corridor.

	AVERAGE ANNUAL TOTAL RETURN FOR THE PERIOD ENDED OCTOBER 31, 2015
	Cumulative Inception to Date*
	Net Asset Value	Market Price
Global X MSCI Pakistan ETF*	-7.26%	-6.41%
MSCI All Pakistan Select 25/50 Index	-5.72%	-5.72%
S&P 500 Index	-0.27%	-0.27%

Growth of a $10,000 Investment

(At Net Asset Value)

*Fund commenced operations on April 22, 2015. Total return is for the period indicated and has not been annualized.

The S&P 500 Index is a market capitalization-weighted composite index of 500 large capitalization U.S. companies.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, it may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund's performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike a Fund's returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

 37

Management Discussion of Fund Performance (unaudited)

Global X MSCI Pakistan ETF

There are no assurances that the Fund will meet its stated objectives.

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

See definition of comparative indices on previous page.

 38

Schedule of Investments	October 31, 2015

Global X China Consumer ETF

Sector Weightings (unaudited)†:

† Sector weightings percentages are based on the total market value of investments. Repurchase agreements purchased from cash collateral received for securities lending activity are included in total investments. Please see Note 2 and Note 8 in Notes to Financial Statements for more detailed information.

	Shares	Value
COMMON STOCK — 100.0%
CHINA— 77.8%
Consumer Goods — 40.7%
ANTA Sports Products	1,003,396	$2,815,946
Belle International Holdings, Cl A	4,634,496	4,508,858
BYD, Cl H * (A)	689,600	4,306,608
China Yurun Food Group * (A)	1,606,688	346,211
Dongfeng Motor Group, Cl H	3,016,046	4,374,183
Great Wall Motor, Cl H	3,547,997	4,339,945
Guangzhou Automobile Group, Cl H	2,459,117	2,163,995
Hengan International Group	403,149	4,366,958
Li Ning * (A)	1,612,669	842,739
Tingyi Cayman Islands Holding	2,248,325	3,864,168
Tsingtao Brewery, Cl H	388,617	1,862,830
Want Want China Holdings (A)	5,304,909	4,421,841
		38,214,282
Consumer Services — 34.2%
Air China, Cl H	2,037,328	1,968,953
Alibaba Group Holding ADR *	59,147	4,958,293
China Southern Airlines, Cl H	1,944,595	1,653,512
Ctrip.com International ADR *	54,637	5,079,602
E-Commerce China Dangdang ADR, Cl A *	48,832	330,593
Golden Eagle Retail Group (A)	533,247	685,988
GOME Electrical Appliances Holding	13,699,605	2,527,765
Homeinns Hotel Group ADR *	26,667	799,477
Intime Retail Group (A)	2,053,084	2,272,933
JD.com ADR *	158,336	4,373,240
New Oriental Education & Technology Group ADR	55,564	1,528,566
Vipshop Holdings ADR *	228,425	4,687,281
Wumart Stores, Cl H * (A)	632,911	451,607
Youku.com ADR *	32,649	794,677
		32,112,487

Industrials — 2.9%
China Resources Enterprise	1,459,188	2,763,949

The accompanying notes are an integral part of the financial statements.

 39

Schedule of Investments	October 31, 2015

Global X China Consumer ETF

	Shares/Face Amount(1)	Value
COMMON STOCK — continued
TOTAL CHINA		$73,090,718
HONG KONG— 22.2%
Consumer Goods — 12.9%
Biostime International Holdings (A)	213,700	476,476
Bosideng International Holdings	3,316,662	320,963
China Agri-Industries Holdings (A)	2,408,856	888,934
China Foods *	862,613	395,127
China Mengniu Dairy	2,266,252	4,403,782
Shenzhou International Group Holdings	578,062	2,852,979
Skyworth Digital Holdings	2,068,787	1,537,556
Uni-President China Holdings	1,522,343	1,251,252
		12,127,069
Consumer Services — 9.3%
Ajisen China Holdings	649,493	311,753
China Dongxiang Group	3,835,488	974,944
Chow Tai Fook Jewellery Group (A)	1,269,679	1,086,176
Melco Crown Entertainment ADR (A)	231,388	4,333,897
Sun Art Retail Group (A)	2,472,225	2,028,793
		8,735,563
TOTAL HONG KONG		20,862,632
TOTAL COMMON STOCK
(Cost $108,872,764)		93,953,350

REPURCHASE AGREEMENTS (B) — 11.2%
Barclays Bank
0.070%, dated 10/30/15, to be repurchased on 11/02/15 repurchase price $8,000,047 (collateralized by U.S. Treasury Obligations, ranging in par value $0.00-$4,512,269, 0.000%-2.750%, 11/05/15-02/15/45 with a total market value of $8,160,000)	8,000,000	8,000,000
Deutsche Bank
0.050%, dated 10/30/15, to be repurchased on 11/02/15 repurchase price $2,561,556 (collateralized by U.S. Treasury Obligations, par value $2,561,556, 3.250%, 07/31/16 with a total market value of $2,631,998)	2,561,545	2,561,545
TOTAL REPURCHASE AGREEMENTS
(Cost $10,561,545)		10,561,545

TIME DEPOSITS — 0.2%
Brown Brothers Harriman
0.030%, 11/02/15	167,289	167,289
0.005%, 11/02/15, HKD	100,414	12,956
TOTAL TIME DEPOSITS
(Cost $180,245)		180,245

TOTAL INVESTMENTS — 111.4%
(Cost $119,614,554)		$104,695,140

The accompanying notes are an integral part of the financial statements.

 40

Schedule of Investments	October 31, 2015

Global X China Consumer ETF

Percentages are based on Net Assets of $93,950,939.

*	Non-income producing security.
(1)	In U.S. Dollars unless otherwise indicated.
(A)	This security or a partial position of this security is on loan at October 31, 2015. The total value of securities on loan at October 31, 2015 was $9,955,736.
(B)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of October 31, 2015 was $10,561,545.

ADR — American Depositary Receipt

Cl — Class

HKD — Hong Kong Dollar

The following is a summary of the inputs used as of October 31, 2015, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$93,953,350	$—	$—	$93,953,350
Repurchase Agreements	—	10,561,545	—	10,561,545
Time Deposits	—	180,245	—	180,245
Total Investments in Securities	$93,953,350	$10,741,790	$—	$104,695,140

For the year ended October 31, 2015, there have been no transfers between Level 1, Level 2 or Level 3 investments.

As of October 31, 2015, there were no Level 3 investments.

The accompanying notes are an integral part of the financial statements.

 41

Schedule of Investments	October 31, 2015

Global X China Energy ETF

Sector Weightings (unaudited)†:

† Sector weightings percentages are based on the total market value of investments.

	Shares	Value
COMMON STOCK — 99.9%
CHINA— 56.2%
Basic Materials — 6.7%
China Coal Energy, Cl H	44,491	$19,116
China Shenhua Energy, Cl H	47,230	79,955
Yanzhou Coal Mining, Cl H	36,975	17,843
		116,914
Consumer Goods — 0.5%
Tianneng Power International *	12,615	9,181
Oil & Gas — 32.0%
Anton Oilfield Services Group *	24,728	3,286
China Longyuan Power Group, Cl H	64,726	59,464
China Oilfield Services, Cl H	37,766	42,200
China Petroleum & Chemical, Cl H	250,627	179,479
Huaneng Renewables, Cl H	71,800	22,420
JA Solar Holdings ADR *	588	5,010
JinkoSolar Holding ADR *	459	11,883
Kunlun Energy	63,905	52,278
PetroChina, Cl H	220,613	172,503
Trina Solar ADR *	768	7,826
		556,349
Utilities — 17.0%
CGN Power, Cl H (A)	173,100	71,919
Datang International Power Generation, Cl H	55,412	20,520
ENN Energy Holdings	14,851	85,560
Huadian Fuxin Energy, Cl H	48,900	15,080
Huadian Power International, Cl H	33,361	24,536
Huaneng Power International, Cl H	71,961	78,274
		295,889
TOTAL CHINA		978,333
HONG KONG— 43.7%
Basic Materials — 0.4%
Shougang Fushan Resources Group	54,815	7,426

The accompanying notes are an integral part of the financial statements.

 42

Schedule of Investments	October 31, 2015

Global X China Energy ETF

	Shares/Face Amount(1)	Value
COMMON STOCK — continued
Industrials — 3.9%
Beijing Enterprises Holdings	10,543	$66,862
Oil & Gas — 17.6%
China Gas Holdings	33,037	52,688
China Oil & Gas Group *	89,920	6,265
CNOOC	155,685	174,566
GCL-Poly Energy Holdings	218,111	45,310
Shunfeng International Clean Energy *	34,000	10,924
Xinjiang Goldwind Science & Technology, Cl H	9,120	17,204
		306,957
Utilities — 21.8%
Beijing Jingneng Clean Energy, Cl H	42,800	14,911
China Power International Development	68,284	43,173
China Resources Gas Group	16,690	45,978
China Resources Power Holdings	35,431	80,553
Hong Kong & China Gas	44,233	89,835
Power Assets Holdings	8,980	89,625
Towngas China	20,600	14,087
		378,162
TOTAL HONG KONG		759,407
TOTAL COMMON STOCK
(Cost $2,478,209)		1,737,740

TIME DEPOSITS — 0.4%
Brown Brothers Harriman
0.030%, 11/02/15	7,688	7,688
0.005%, 11/02/15, HKD	7	1
TOTAL TIME DEPOSITS
(Cost $7,689)		7,689
TOTAL INVESTMENTS — 100.3%
(Cost $2,485,898)		$1,745,429

Percentages are based on Net Assets of $1,740,803.

*	Non-income producing security.
(1)	In U.S. Dollars unless otherwise indicated.
(A)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." These securities have been determined to be liquid under guidelines established by the board of Trustees.

ADR — American Depositary Receipt

Cl — Class

HKD — Hong Kong Dollar

The accompanying notes are an integral part of the financial statements.

 43

Schedule of Investments	October 31, 2015

Global X China Energy ETF

The following is a summary of the inputs used as of October 31, 2015, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$1,737,740	$—	$—	$1,737,740
Time Deposits	—	7,689	—	7,689
Total Investments in Securities	$1,737,740	$7,689	$—	$1,745,429

For the year ended October 31, 2015, there have been no transfers between Level 1, Level 2 or Level 3 investments.

As of October 31, 2015, there were no Level 3 investments.

The accompanying notes are an integral part of the financial statements.

 44

Schedule of Investments	October 31, 2015

Global X China Financials ETF

Sector Weightings (unaudited)†:

† Sector weightings percentages are based on the total market value of investments.

	Shares	Value
COMMON STOCK — 100.0%
CHINA— 70.5%
Financials — 70.5%
Agile Property Holdings	353,112	$192,728
Agricultural Bank of China, Cl H	6,658,788	2,732,216
Bank of China, Cl H	5,765,934	2,730,413
Bank of Communications, Cl H	1,980,071	1,466,511
China Citic Bank, Cl H *	2,131,122	1,383,149
China Construction Bank, Cl H	7,877,526	5,722,568
China Everbright Bank, Cl H	812,800	399,578
China Galaxy Securities, Cl H	859,500	749,696
China Life Insurance, Cl H	718,040	2,598,808
China Merchants Bank, Cl H	991,134	2,602,492
China Minsheng Banking, Cl H*	1,516,255	1,527,974
China Pacific Insurance Group, Cl H	565,512	2,262,019
Chongqing Rural Commercial Bank, Cl H	629,167	396,979
CITIC Securities, Cl H	510,396	1,107,710
Country Garden Holdings	1,974,997	754,312
Evergrande Real Estate Group	1,091,861	839,665
Guangzhou R&F Properties	230,693	229,797
Industrial & Commercial Bank of China, Cl H	8,987,237	5,740,161
Longfor Properties	297,838	400,443
PICC Property & Casualty, Cl H	1,156,942	2,642,272
Ping An Insurance Group of China, Cl H	497,314	2,800,965
Shui On Land	852,201	235,314
Sino-Ocean Land Holdings	1,108,452	647,900
SOHO China	465,959	240,492
TOTAL CHINA		40,404,162
HONG KONG— 29.5%
Financials — 24.7%
Cheung Kong Property Holdings	375,650	2,641,634
China Everbright	213,641	505,565
China Jinmao Holdings Group	1,027,658	283,762
China Overseas Land & Investment	830,366	2,699,994
China Resources Land	673,708	1,760,311
China Taiping Insurance Holdings *	364,530	1,152,370
Haitong Securities, Cl H	711,900	1,247,416
KWG Property Holding	292,585	212,169

The accompanying notes are an integral part of the financial statements.

 45

Schedule of Investments	October 31, 2015

Global X China Financials ETF

	Shares/Face Amount(1)	Value
COMMON STOCK — continued
Financials — continued
New China Life Insurance, Cl H	234,511	$1,034,861
People's Insurance Group of China, Cl H	2,039,000	1,094,469
Poly Property Group	518,307	168,531
Shenzhen Investment	724,118	294,315
Shimao Property Holdings	295,304	521,252
Sunac China Holdings	448,400	276,558
Yuexiu Property	1,556,745	269,163
		14,162,370
Industrials — 4.8%
CK Hutchison Holdings	200,050	2,749,039
TOTAL HONG KONG		16,911,409
TOTAL COMMON STOCK
(Cost $61,665,900)		57,315,571

TIME DEPOSITS — 0.1%
Brown Brothers Harriman
0.030%, 11/02/15	83,734	83,734
0.005%, 11/02/15, HKD	38	5
TOTAL TIME DEPOSITS
(Cost $83,739)		83,739
TOTAL INVESTMENTS — 100.1%
(Cost $61,749,639)		$57,399,310

Percentages are based on Net Assets of $57,357,654.

*	Non-income producing security.
(1)	In U.S. Dollars unless otherwise indicated.

Cl — Class

HKD — Hong Kong Dollar

The following is a summary of the inputs used as of October 31, 2015, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$57,315,571	$—	$—	$57,315,571
Time Deposits	—	83,739	—	83,739
Total Investments in Securities	$57,315,571	$83,739	$—	$57,399,310

For the year ended October 31, 2015, there have been no transfers between Level 1, Level 2 or Level 3 investments.

As of October 31, 2015, there were no Level 3 investments.

The accompanying notes are an integral part of the financial statements.

 46

Schedule of Investments	October 31, 2015

Global X China Industrials ETF

Sector Weightings (unaudited)†:

† Sector weightings percentages are based on the total market value of investments.

	Shares	Value
COMMON STOCK — 100.0%
CHINA— 67.8%
Basic Materials — 1.1%
China Zhongwang Holdings	186,708	$82,632
Consumer Goods — 5.0%
BYD, Cl H *	57,944	361,865
Consumer Services — 1.4%
Guangshen Railway, Cl H	188,188	97,614
Industrials — 60.3%
Anhui Conch Cement, Cl H	110,237	337,819
China Communications Construction, Cl H	252,583	349,375
China COSCO Holdings, Cl H *(A) (B)	336,262	190,587
China Lesso Group Holdings	130,345	106,125
China National Building Material, Cl H	379,817	237,689
China National Materials	140,146	33,815
China Railway Construction, Cl H	222,211	334,316
China Railway Group, Cl H	360,168	342,968
China Shanshui Cement Group (A) (B)	243,852	105,318
China Shipping Container Lines, Cl H *(A) (B)	488,452	174,290
China Shipping Development, Cl H (A) (B)	148,244	93,375
China South Locomotive and Rolling Stock	264,063	338,337
Dongfang Electric, Cl H	42,843	51,466
First Tractor, Cl H	52,541	35,931
Haitian International Holdings	83,796	147,263
Harbin Power Equipment, Cl H	83,271	49,855
Hollysys Automation Technologies	5,555	118,821
Jiangsu Expressway, Cl H	161,179	218,785
Metallurgical Corp of China, Cl H (A) (B)	379,941	132,027
Sany Heavy Equipment International Holdings	117,894	28,751
Shanghai Electric Group, Cl H (A) (B)	371,151	227,256
Weichai Power, Cl H	128,918	137,732
Zhejiang Expressway, Cl H	189,200	233,872
Zhuzhou CSR Times Electric, Cl H	50,133	326,992
		4,352,765

The accompanying notes are an integral part of the financial statements.

 47

Schedule of Investments	October 31, 2015

Global X China Industrials ETF

	Shares/Face Amount(1)	Value
COMMON STOCK — continued
TOTAL CHINA		$4,894,876
HONG KONG— 28.7%
Consumer Goods — 3.1%
AviChina Industry & Technology, Cl H	274,400	224,828
Industrials — 24.0%
Beijing Capital International Airport, Cl H	182,571	196,232
China Huarong Energy *	724,218	29,903
China International Marine Containers Group, Cl H	58,100	103,604
China Merchants Holdings International	104,411	348,257
China Resources Cement Holdings	228,941	92,461
China State Construction International	225,300	343,033
Shanghai Industrial Holdings	60,899	161,086
Shenzhen International Holdings	125,696	191,704
Sunny Optical Technology Group	88,164	206,585
Zoomlion Heavy Industry Science and Technology	167,900	64,343
		1,737,208
Oil & Gas — 1.6%
China High Speed Transmission Equipment Group	124,950	112,534
TOTAL HONG KONG		2,074,570
SINGAPORE— 3.5%
Industrials — 3.5%
Yangzijiang Shipbuilding Holdings	280,043	249,949
TOTAL COMMON STOCK
(Cost $8,703,114)		7,219,395

TIME DEPOSITS — 0.1%
Brown Brothers Harriman
0.030%, 11/02/15	4,789	4,789
0.005%, 11/02/15, HKD	20,542	2,651
TOTAL TIME DEPOSITS
(Cost $7,440)		7,440
TOTAL INVESTMENTS — 100.1%
(Cost $8,710,554)		$7,226,835

Percentages are based on Net Assets of $7,222,274.

*	Non-income producing security.
(1)	In U.S. Dollars unless otherwise indicated.
(A)	Security is fair valued using methods determined in good faith by the Fair Value Committee of the Fund. The total value of such securities as of October 31, 2015, was $922,853 and represents 12.8% of Net Assets.
(B)	Security considered illiquid. The total value of such securities as of October 31, 2015 was $922,853 and represented 12.8% of Net Assets.

Cl — Class

HKD — Hong Kong Dollar

The accompanying notes are an integral part of the financial statements.

 48

Schedule of Investments	October 31, 2015

Global X China Industrials ETF

The following is a summary of the inputs used as of October 31, 2015, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Common Stock	$6,296,542	$—	$922,853	$7,219,395
Time Deposits	—	7,440	—	7,440
Total Investments in Securities	$6,296,542	$7,440	$922,853	$7,226,835

(1)Please see Note 2 for details on the unobservable inputs and the interrelationships and sensitivity between these inputs for those Level 3 securities that are not valued by third party pricing vendors or broker quotes.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in Common Stock

Beginning Balance as of October 31, 2014	$507,987
Transfers out of Level 3	(665,329)
Transfers into Level 3	922,853
Net purchases	661,541
Net sales	(959,582)
Realized gain (loss)	181,864
Net merger receipt	363,140
Change in unrealized appreciation (depreciation)	(89,621)
Ending Balance as of October 31, 2015	$922,853

For the year ended October 31, 2015, the transfers in and out of Level 3 were due to changes in the availability of observable inputs to determine fair value. Transfers between levels are recognized at period end.

Net change in unrealized appreciation (depreciation) from investments (Level 3) still held as of October 31, 2015 is $(185,352).

For the year ended October 31, 2015, there have been no transfers between Level 1 and Level 2.

The accompanying notes are an integral part of the financial statements.

 49

Schedule of Investments	October 31, 2015

Global X China Materials ETF

Sector Weightings (unaudited)†:

† Sector weightings percentages are based on the total market value of investments.

	Shares	Value
COMMON STOCK — 98.2%
CHINA— 61.6%
Basic Materials — 57.1%
Aluminum Corp of China, Cl H *	184,499	$59,753
Angang Steel, Cl H	113,584	47,485
China BlueChemical	176,329	52,784
China Hongqiao Group	120,582	63,013
China Molybdenum, Cl H	119,788	66,926
Dongyue Group	111,057	30,523
Fosun International	35,600	65,135
Jiangxi Copper, Cl H	47,641	63,070
Maanshan Iron & Steel, Cl H *	180,025	38,792
Real Gold Mining *(A) (B)	97,864	1
Sinofert Holdings	186,630	32,991
Sinopec Shanghai Petrochemical, Cl H	162,810	68,064
Sinopec Yizheng Chemical Fibre, Cl H *	194,014	61,583
Zhaojin Mining Industry	84,844	48,169
Zijin Mining Group, Cl H	224,649	60,582
		758,871
Industrials — 4.5%
BBMG, Cl H	84,900	59,922
TOTAL CHINA		818,793
HONG KONG— 34.9%
Basic Materials — 24.5%
China Lumena New Materials *(A) (B)	413,450	667
China Precious Metal Resources Holdings *	358,400	16,186
China Silver Group	68,400	18,093
Fufeng Group	110,544	58,480
Kingboard Chemical Holdings	49,400	69,988
Kingboard Laminates Holdings	79,228	33,122
Nine Dragons Paper Holdings	99,200	65,919
North Mining Shares, Cl C *	1,222,056	13,245
Yingde Gases	110,949	49,676
		325,376
Industrials — 10.4%
Citic Pacific	36,400	68,102
TCC International Holdings	148,000	29,218

The accompanying notes are an integral part of the financial statements.

 50

Schedule of Investments	October 31, 2015

Global X China Materials ETF

	Shares/Face Amount(1)	Value
COMMON STOCK — continued
Industrials — continued
West China Cement	242,100	$41,859
		139,179
TOTAL HONG KONG		464,555
SINGAPORE— 1.7%
Basic Materials — 1.7%
Midas Holdings*	98,566	22,170
TOTAL COMMON STOCK
(Cost $2,431,750)		1,305,518

TIME DEPOSITS — 0.1%

Brown Brothers Harriman
0.030%, 11/02/15	780	780
0.005%, 11/02/15, HKD	5	1
TOTAL TIME DEPOSITS
(Cost $781)		781
TOTAL INVESTMENTS — 98.3%
(Cost $2,432,531)		$1,306,299

Percentages are based on Net Assets of $1,328,518.

*	Non-income producing security.
(1)	In U.S. Dollars unless otherwise indicated.
(A)	Security is fair valued using methods determined in good faith by the Fair Value Committee of the Fund. The total value of such securities as of October 31, 2015, was $668 and represents 0.1% of Net Assets.
(B)	Security considered illiquid. The total value of such securities as of October 31, 2015 was $668 and represented 0.1% of Net Assets.

Cl — Class

HKD — Hong Kong Dollar

The following is a summary of the inputs used as of October 31, 2015, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$1,304,850	$—	$668	$1,305,518
Time Deposits	—	781	—	781
Total Investments in Securities	$1,304,850	$781	$668	$1,306,299

The accompanying notes are an integral part of the financial statements.

 51

Schedule of Investments	October 31, 2015

Global X China Materials ETF

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in Common Stock

Beginning Balance as of October 31, 2014	$121,942
Net purchases	1,341
Net sales	(144,602)
Realized gain	14,738
Change in unrealized appreciation (depreciation)	7,249
Ending Balance as of October 31, 2015	$668

For the year ended October 31, 2015, there have been no transfers between Level 1, Level 2 or Level 3 investments.

Net change in unrealized appreciation (depreciation) from investments (Level 3) still held as of October 31, 2015 is $7,249.

For the year ended October 31, 2015, there have been no transfers between Level 1 and Level 2.

The accompanying notes are an integral part of the financial statements.

 52

Schedule of Investments	October 31, 2015

Global X NASDAQ China Technology ETF

Sector Weightings (unaudited)†:

† Sector weightings percentages are based on the total market value of investments.

	Shares	Value
COMMON STOCK — 99.9%
CHINA— 69.3%
Technology — 69.3%
21Vianet Group ADR *	19,224	$385,249
Autohome ADR *	12,050	435,487
Baidu ADR *	7,292	1,367,031
China Communications Services, Cl H	332,003	133,657
China Finance Online ADR *	7,361	29,959
ChinaCache International Holdings ADR *	3,668	27,547
Coolpad Group *	980,515	172,062
Kingdee International Software Group	700,349	290,076
Lenovo Group	1,308,703	1,222,566
NetEase ADR	9,662	1,396,449
Qihoo 360 Technology ADR *	20,298	1,158,813
Semiconductor Manufacturing International *	6,116,974	568,279
Shanghai Baosight Software, Cl B	42,947	170,414
Sohu.com *	10,921	551,729
Tencent Holdings	63,125	1,194,065
Travelsky Technology, Cl H	122,555	181,537
V1 Group	1,234,878	94,009
Vimicro International ADR *	7,512	96,304
YY ADR *	9,829	559,663
ZTE, Cl H	266,313	643,954
TOTAL CHINA		10,678,850
HONG KONG— 25.2%
Technology — 25.2%
Alibaba Health Information Technology *	775,929	620,735
ASM Pacific Technology	69,243	494,076
BYD Electronic International *	296,281	194,587
China Public Procurement *	3,417,200	62,170
Chinasoft International *	583,176	254,337
Comba Telecom Systems Holdings	403,189	83,238
Digital China Holdings*	308,638	316,200
FIH Mobile	891,119	426,582
Hi Sun Technology China *	676,900	131,885
Ju Teng International Holdings	301,744	165,470
PAX Global Technology	242,300	318,269
Suncorp Technologies *	4,566,600	126,685
TCL Communication Technology Holdings	170,032	127,029

The accompanying notes are an integral part of the financial statements.

 53

Schedule of Investments	October 31, 2015

Global X NASDAQ China Technology ETF

	Shares/Face Amount(1)	Value
COMMON STOCK — continued
Technology — continued
VTech Holdings	46,382	$563,459
TOTAL HONG KONG		3,884,722
UNITED STATES— 5.4%
Technology — 5.4%
NQ Mobile ADR *	28,735	110,917
SINA *	13,815	658,147
Weibo ADR *	3,508	56,549
TOTAL UNITED STATES		825,613
TOTAL COMMON STOCK
(Cost $15,242,864)		15,389,185

TIME DEPOSITS — 0.1%

Brown Brothers Harriman
0.030%, 11/02/15	21,238	21,238
0.005%, 11/02/15, HKD	6	1
TOTAL TIME DEPOSITS
(Cost $21,239)		21,239
TOTAL INVESTMENTS — 100.0%
(Cost $15,264,103)		$15,410,424

Percentages are based on Net Assets of $15,404,435.

*	Non-income producing security.
(1)	In U.S. Dollars unless otherwise indicated.

ADR — American Depositary Receipt

Cl — Class

HKD — Hong Kong Dollar

The following is a summary of the inputs used as of October 31, 2015, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$15,389,185	$—	$—	$15,389,185
Time Deposits	—	21,239	—	21,239
Total Investments in Securities	$15,389,185	$21,239	$—	$15,410,424

For the year ended October 31, 2015, there have been no transfers between Level 1, Level 2 or Level 3 investments.

As of October 31, 2015, there were no Level 3 investments.

The accompanying notes are an integral part of the financial statements.

 54

Schedule of Investments	October 31, 2015

Global X Southeast Asia ETF

Sector Weightings (unaudited)†:

† Sector weightings percentages are based on the total market value of investments.

	Shares	Value
COMMON STOCK — 99.7%
INDONESIA— 17.2%
Consumer Goods — 4.0%
Astra International	997,431	$429,943
Unilever Indonesia	55,996	151,368
		581,311
Financials — 8.9%
Bank Central Asia	608,856	573,826
Bank Mandiri	459,260	291,913
Bank Rakyat Indonesia Persero	533,860	410,512
		1,276,251
Telecommunications — 3.5%
Telekomunikasi Indonesia ADR	12,517	497,676
Utilities — 0.8%
Perusahaan Gas Negara	523,539	114,748
TOTAL INDONESIA		2,469,986
MALAYSIA— 25.2%
Basic Materials — 1.4%
Petronas Chemicals Group	141,424	209,041
Financials — 10.0%
CIMB Group Holdings	267,605	287,164
Malayan Banking	259,881	499,678
Public Bank	154,429	649,925
		1,436,767
Health Care — 1.4%
IHH Healthcare	137,200	201,520
Industrials — 2.2%
Sime Darby	160,346	312,033

The accompanying notes are an integral part of the financial statements.

 55

Schedule of Investments	October 31, 2015

Global X Southeast Asia ETF

	Shares	Value
COMMON STOCK — continued
Oil & Gas — 1.5%
Petronas Gas	39,239	$209,896
Telecommunications — 5.1%
Axiata Group	219,428	315,147
DiGi.Com	183,500	224,677
Maxis	129,006	197,893
		737,717
Utilities — 3.6%
Tenaga Nasional	175,255	516,464
TOTAL MALAYSIA		3,623,438
PHILIPPINES— 4.7%
Consumer Services — 2.1%
SM Investments	15,727	293,916
Financials — 1.2%
SM Prime Holdings	382,400	176,417
Telecommunications — 1.4%
Philippine Long Distance Telephone ADR	4,256	201,819
TOTAL PHILIPPINES		672,152
SINGAPORE— 37.3%
Consumer Goods — 1.6%
Wilmar International	103,621	231,584
Consumer Services — 3.4%
Genting Singapore	298,645	173,792
Jardine Cycle & Carriage	5,418	126,195
Singapore Airlines	24,873	191,809
		491,796
Financials — 22.6%
CapitaLand	124,888	276,439
DBS Group Holdings	88,353	1,089,508
Oversea-Chinese Banking	158,436	1,021,548
United Overseas Bank	59,577	864,834
		3,252,329
Oil & Gas — 2.5%
Keppel	70,807	357,953
Telecommunications — 7.2%
Singapore Telecommunications	362,434	1,029,980
TOTAL SINGAPORE		5,363,642
THAILAND— 15.3%
Consumer Services — 2.1%
CP ALL NVDR	218,563	307,251

The accompanying notes are an integral part of the financial statements.

 56

Schedule of Investments	October 31, 2015

Global X Southeast Asia ETF

	Shares/Face Amount(1)	Value
COMMON STOCK — continued
Financials — 4.7%
Bangkok Bank NVDR	23,201	$109,262
Kasikornbank NVDR	57,518	278,958
Siam Commercial Bank NVDR	77,171	289,656
		677,876
Industrials — 2.5%
Airports of Thailand NVDR	21,300	178,460
Siam Cement NVDR	14,886	190,012
		368,472
Oil & Gas — 3.3%
PTT Exploration & Production NVDR	68,480	140,551
PTT NVDR	42,114	325,616
		466,167
Telecommunications — 2.7%
Advanced Info Service NVDR	58,611	383,956
TOTAL THAILAND		2,203,722
TOTAL COMMON STOCK
(Cost $18,293,623)		14,332,940
TIME DEPOSITS — 0.2%
Brown Brothers Harriman
0.030%, 11/02/15	29,368	29,368
0.010%, 11/02/15, SGD	3	2
TOTAL TIME DEPOSITS
(Cost $29,370)		29,370
TOTAL INVESTMENTS — 99.9%
(Cost $18,322,993)		$14,362,310

Percentages are based on Net Assets of $14,375,833.

(1)	In U.S. Dollars unless otherwise indicated.

ADR — American Depositary Receipt

NVDR — Non-Voting Depositary Receipt

SGD — Singapore Dollar

The following is a summary of the inputs used as of October 31, 2015, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$14,332,940	$—	$—	$14,332,940
Time Deposits	—	29,370	—	29,370
Total Investments in Securities	$14,332,940	$29,370	$—	$14,362,310

For the year ended October 31, 2015, there have been no transfers between Level 1, Level 2 or Level 3 investments.

As of October 31, 2015, there were no Level 3 investments.

The accompanying notes are an integral part of the financial statements.

 57

Schedule of Investments	October 31, 2015

Global X FTSE Andean 40 ETF

Sector Weightings (unaudited)†:

† Sector weightings percentages are based on the total market value of investments.

	Shares	Value
COMMON STOCK — 94.6%
CHILE— 49.1%
Basic Materials — 5.1%
CAP	2,551	$6,750
Empresas CMPC	38,959	96,259
Sociedad Quimica y Minera de Chile ADR	3,188	61,784
		164,793
Consumer Goods — 2.9%
Cia Cervecerias Unidas ADR	2,576	61,747
Vina Concha y Toro	19,500	33,201
		94,948
Consumer Services — 8.2%
Cencosud	40,300	88,565
Latam Airlines Group ADR *	11,735	64,660
SACI Falabella	16,725	112,247
		265,472
Financials — 11.7%
Banco de Chile	3,888	412
Banco de Chile ADR	1,396	88,548
Banco de Credito e Inversiones	1,546	63,104
Banco Santander Chile ADR	5,424	103,002
Corpbanca ADR	3,717	50,923
Parque Arauco	17,964	30,045

The accompanying notes are an integral part of the financial statements.

 58

Schedule of Investments	October 31, 2015

Global X FTSE Andean 40 ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Sociedad Matriz Banco de Chile, Cl B	161,020	$45,823
		381,857
Oil & Gas — 3.8%
Empresas COPEC	13,129	123,116
Technology — 0.8%
Sonda	16,324	26,258
Telecommunications — 1.1%
ENTEL Chile	3,765	34,862
Utilities — 15.5%
AES Gener	87,831	42,269
Aguas Andinas, Cl A	101,242	53,294
Colbun	245,396	65,154
E.CL	18,272	26,430
Empresa Nacional de Electricidad ADR	3,613	136,499
Enersis ADR	13,713	181,697
		505,343
TOTAL CHILE		1,596,649
COLOMBIA— 29.1%
Consumer Goods — 2.5%
Grupo Nutresa	10,775	81,311
Consumer Services — 1.6%
Almacenes Exito	11,624	52,502
Financials — 12.5%
BanColombia ADR	4,456	154,267
Financiera Colombiana	5,569	73,573
Grupo Aval Acciones y Valores ADR	3,153	25,255
Grupo de Inversiones Suramericana	12,167	154,764
		407,859
Industrials — 5.2%
Cementos Argos	20,282	67,338
Grupo Argos	16,796	103,396
		170,734
Oil & Gas — 4.6%
Ecopetrol ADR	12,817	119,454
Pacific Exploration and Production*	16,132	31,442
		150,896
Utilities — 2.7%
Interconexion Electrica	17,260	41,427
Isagen	42,430	45,049
		86,476
TOTAL COLOMBIA		949,778

The accompanying notes are an integral part of the financial statements.

 59

Schedule of Investments	October 31, 2015

Global X FTSE Andean 40 ETF

	Shares/Face Amount	Value
COMMON STOCK — continued
PERU— 16.4%
Basic Materials — 6.7%
Cia de Minas Buenaventura ADR *	10,703	$68,606
Southern Copper	5,390	149,627
		218,233
Financials — 9.7%
Credicorp	1,056	119,729
Credicorp Ltd.	1,722	194,896
		314,625
TOTAL PERU		532,858
TOTAL COMMON STOCK
(Cost $5,445,340)		3,079,285
PREFERRED STOCK — 5.1%
CHILE— 0.9%
Consumer Goods — 0.9%
Embotelladora Andina	8,230	30,210
COLOMBIA— 4.2%
Financials — 3.0%
Banco Davivienda	5,180	42,673
Grupo Aval Acciones y Valores	134,171	53,826
		96,499
Industrials — 1.2%
Grupo Argos	6,530	38,798
TOTAL COLOMBIA		135,297
TOTAL PREFERRED STOCK
(Cost $229,510)		165,507
TIME DEPOSIT — 0.3%
Brown Brothers Harriman, 0.030%, 11/02/15
(Cost $9,463)	$9,463	9,463
TOTAL INVESTMENTS — 100.0%
(Cost $5,684,313)		$3,254,255

Percentages are based on Net Assets of $3,252,788.

*	Non-income producing security.

ADR — American Depositary Receipt

Cl — Class

Ltd. — Limited

The accompanying notes are an integral part of the financial statements.

 60

Schedule of Investments	October 31, 2015

Global X FTSE Andean 40 ETF

The following is a summary of the inputs used as of October 31, 2015, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$3,079,285	$—	$—	$3,079,285
Preferred Stock	165,507	—	—	165,507
Time Deposit	—	9,463	—	9,463
Total Investments in Securities	$3,244,792	$9,463	$—	$3,254,255

For the year ended October 31, 2015, there have been no transfers between Level 1, Level 2 and Level 3 investments.

As of October 31, 2015, there were no Level 3 investments.

The accompanying notes are an integral part of the financial statements.

 61

Schedule of Investments	October 31, 2015

Global X MSCI Colombia ETF

Sector Weightings (unaudited)†:

† Sector weightings percentages are based on the total market value of investments.

	Shares	Value
COMMON STOCK — 88.5%
COLOMBIA— 88.5%
Basic Materials — 2.4%
Mineros	2,435,898	$1,600,625
Consumer Goods — 4.9%
Grupo Nutresa	430,178	3,246,233
Consumer Services — 3.2%
Almacenes Exito	479,193	2,164,365
Financials — 34.3%
Banco de Bogota	11,617	237,040
BanColombia ADR (A)	323,905	11,213,591
Bolsa de Valores de Colombia	217,229,526	1,239,594
Celsia ESP	1,604,535	1,659,194
Financiera Colombiana	74,548	984,863
Grupo Aval Acciones y Valores	301,311	119,837
Grupo Aval Acciones y Valores ADR	151,369	1,212,466
Grupo de Inversiones Suramericana	486,030	6,182,322
Interbolsa *(B) (C)	1,320,603	457
		22,849,364
Industrials — 16.7%
Cementos Argos	879,720	2,920,737
Cemex Latam Holdings *	673,036	2,346,257
Construcciones El Condor	2,751,553	1,027,729
Constructora Conconcreto	3,657,544	1,498,941
Grupo Argos	538,805	3,316,870
		11,110,534
Oil & Gas — 12.8%
Canacol Energy *	885,464	2,050,641
Ecopetrol ADR (A)	497,406	4,635,824
Pacific Exploration and Production	945,084	1,841,987
		8,528,452

The accompanying notes are an integral part of the financial statements.

 62

Schedule of Investments	October 31, 2015

Global X MSCI Colombia ETF

	Shares/Face Amount	Value
COMMON STOCK — continued
Utilities — 14.2%
Empresa de Energia de Bogota	4,965,996	$3,211,625
Interconexion Electrica	1,302,933	3,127,220
Isagen	2,949,738	3,131,833
		9,470,678
TOTAL COMMON STOCK
(Cost $89,667,293)		58,970,251

PREFERRED STOCK — 11.2%
COLOMBIA—11.2%
Consumer Services — 1.5%
Avianca Holdings	1,929,476	987,593
Financials — 8.3%
Banco Davivienda	368,740	3,037,658
Grupo Aval Acciones y Valores	1,431,941	574,460
Grupo de Inversiones Suramericana	153,703	1,932,782
		5,544,900
Industrials — 1.4%
Grupo Argos	158,438	941,368
TOTAL PREFERRED STOCK
(Cost $10,803,828)		7,473,861

TIME DEPOSIT — 0.3%
Brown Brothers Harriman, 0.030%, 11/02/15
(Cost $198,414)	$198,414	198,414
TOTAL INVESTMENTS — 100.0%
(Cost $100,669,535)		$66,642,526

Percentages are based on Net Assets of $66,615,982.

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at October 31, 2015. The total value of securities on loan at October 31, 2015 was $1,243,616.
(B)	Security is fair valued using methods determined in good faith by the Fair Value Committee of the Fund. The total value of such security as of October 31, 2015, was $457 and represents 0.0% of Net Assets.
(C)	Security considered illiquid. The total value of such security as of October 31, 2015 was $457 and represented 0.0% of Net Assets.

ADR — American Depositary Receipt

The accompanying notes are an integral part of the financial statements.

 63

Schedule of Investments	October 31, 2015

Global X MSCI Colombia ETF

The following is a summary of the inputs used as of October 31, 2015, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$57,942,065	$1,027,729	$457	$58,970,251
Preferred Stock	7,473,861	—	—	7,473,861
Time Deposit	—	198,414	—	198,414
Total Investments in Securities	$65,415,926	$1,226,143	$457	$66,642,526

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in Common Stock

Beginning Balance as of October 31, 2014	$3,471,731
Transfers out of Level 3	(1,600,625)
Net purchases	1,607,983
Net sales	(1,920,696)
Realized gain (loss)	(1,642,503)
Change in unrealized appreciation (depreciation)	84,567
Ending Balance as of October 31, 2015	$457

For the year ended October 31, 2015, the transfers in and out of Level 3 were due to changes in the availability of observable inputs to determine fair value. Transfers between levels are recognized at period end.

Net change in unrealized appreciation (depreciation) from investments (Level 3) still held as of October 31, 2015 is $(184).

For the year ended October 31, 2015, the transfers between Level 1 and Level 2 in the amount of $1,027,729, were due to changes in the availability of observable inputs to determine fair value. Transfers between levels are recognized at period end.

The accompanying notes are an integral part of the financial statements.

 64

Schedule of Investments	October 31, 2015

Global X Brazil Mid Cap ETF

Sector Weightings (unaudited)†:

† Sector weightings percentages are based on the total market value of investments.

	Shares	Value
COMMON STOCK — 92.8%
BRAZIL— 92.8%
Basic Materials — 10.4%
Cia Siderurgica Nacional ADR	44,605	$54,864
Fibria Celulose ADR	16,574	224,080
Gerdau ADR	32,718	45,478
		324,422
Consumer Goods — 4.5%
Cosan Industria e Comercio	3,943	25,349
Hypermarcas *	11,887	54,121
M Dias Branco	1,316	23,933
Natura Cosmeticos	6,089	36,278
		139,681
Consumer Services — 13.4%
B2W Cia Digital *	3,050	11,569
Cia Brasileira de Distribuicao Grupo Pao de Acucar ADR	4,531	59,492
Kroton Educacional	49,400	126,724
Localiza Rent a Car	4,772	32,280
Lojas Renner	20,755	99,897
Raia Drogasil	6,480	67,419
Via Varejo	13,690	15,137
		412,518
Financials — 18.8%
BM&F Bovespa	55,806	165,517
BR Malls Participacoes	13,671	39,836
CETIP - Mercados Organizados	7,112	63,096
Grupo BTG Pactual, Cl Miscellaneous	29,917	223,386
Multiplan Empreendimentos Imobiliarios	2,437	26,674
Porto Seguro	2,986	25,116
Qualicorp	9,080	38,270
		581,895

The accompanying notes are an integral part of the financial statements.

 65

Schedule of Investments	October 31, 2015

Global X Brazil Mid Cap ETF

	Shares/Face Amount	Value
COMMON STOCK — continued
Industrials — 14.2%
CCR	29,088	$91,722
Embraer ADR	3,351	98,419
Klabin	30,984	176,780
WEG	18,770	70,321
		437,242
Telecommunications — 5.2%
Tim Participacoes ADR	14,357	159,506
Utilities — 26.3%
Centrais Eletricas Brasileiras ADR *	33,346	42,016
Cia de Saneamento Basico do Estado de Sao Paulo ADR	20,919	91,834
Cia Energetica de Minas Gerais ADR	22,047	42,991
Cia Paranaense de Energia ADR	3,275	27,051
CPFL Energia ADR*	15,896	127,327
Equatorial Energia	5,330	47,689
Tractebel Energia	6,697	59,013
Transmissora Alianca de Energia Eletrica	10,840	56,123
Ultrapar Participacoes ADR	18,377	318,106
		812,150
TOTAL COMMON STOCK
(Cost $4,701,162)		2,867,414
PREFERRED STOCK — 6.4%
BRAZIL— 6.4%
Basic Materials — 3.9%
Braskem	4,654	26,372
Suzano Papel e Celulose	20,590	88,656
Usinas Siderurgicas de Minas Gerais	11,240	8,130
		123,158
Consumer Services — 2.1%
Lojas Americanas	14,839	64,512
Utilities — 0.4%
Cia de Transmissao de Energia Eletrica Paulista	990	11,436
TOTAL PREFERRED STOCK
(Cost $239,908)		199,106
CORPORATE OBLIGATION — 0.3%
Hypermarcas
11.300%, 10/15/18(A)(B)
(Cost $27,733)	$59,000	7,911

TOTAL INVESTMENTS — 99.5%
(Cost $4,968,803)		$3,074,431

Percentages are based on Net Assets of $3,089,321.

The accompanying notes are an integral part of the financial statements.

 66

Schedule of Investments	October 31, 2015

Global X Brazil Mid Cap ETF

*	Non-income producing security.
(A)	Security considered illiquid. The total value of such securities as of October 31, 2015 was $7,911 and represented 0.3% of Net Assets.
(B)	Security is fair valued using methods determined in good faith by the Fair Value Committee of the Fund. The total value of such securities as of October 31, 2015, was $7,911 and represents 0.3% of Net Assets.

ADR — American Depositary Receipt

Cl — Class

The following is a summary of the inputs used as of October 31, 2015, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3(a)	Total
Common Stock	$2,867,414	$—	$—	$2,867,414
Preferred Stock	199,106	—	—	199,106
Corporate Obligation	—	—	7,911	7,911
Total Investments in Securities	$3,066,520	$—	$7,911	$3,074,431

(a) A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has over 1% of Level 3 investments at the beginning and/or end of the period in relation to net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

For the year ended October 31, 2015, there have been no transfers between Level 1, Level 2 and Level 3 investments.

The accompanying notes are an integral part of the financial statements.

 67

Schedule of Investments	October 31, 2015

Global X Brazil Consumer ETF

Sector Weightings (unaudited)†:

† Sector weightings percentages are based on the total market value of investments.

	Shares	Value
COMMON STOCK — 92.3%
BRAZIL— 92.3%
Consumer Goods — 51.2%
AMBEV ADR	37,072	$180,541
Arezzo Industria e Comercio	6,082	33,229
BRF ADR	11,057	169,504
Cia Hering	20,173	79,513
Cosan, Cl A	24,232	84,812
Cosan Industria e Comercio	17,937	115,313
Gafisa ADR*	24,202	31,221
Grendene	10,157	47,698
Hypermarcas *	32,950	150,020
JBS	43,206	160,182
M Dias Branco	6,118	111,261
Marfrig Alimentos *	35,286	58,479
Minerva *	14,335	47,589
Natura Cosmeticos	23,986	142,906
Sao Martinho	7,207	83,308
SLC Agricola	5,906	26,459
		1,522,035
Consumer Services — 41.1%
B2W Cia Digital *	14,544	55,169
Cia Brasileira de Distribuicao Grupo Pao de Acucar ADR	7,795	102,348
CVC Brasil Operadora e Agencia de Viagens	10,260	38,972
Estacio Participacoes	39,900	160,487
GAEC Educacao	4,870	16,851
Gol Linhas Aereas Inteligentes ADR	14,496	12,878
Kroton Educacional	57,908	148,550
Localiza Rent a Car	21,001	142,059
Lojas Renner	31,275	150,531
Multiplus	6,462	57,733
Raia Drogasil	18,862	196,244
Restoque Comercio e Confeccoes de Roupas*	43,209	34,175
Smiles	8,101	63,440
Via Varejo	37,574	41,546
		1,220,983

The accompanying notes are an integral part of the financial statements.

 68

Schedule of Investments	October 31, 2015

Global X Brazil Consumer ETF

	Shares/Face Amount	Value
COMMON STOCK — continued
TOTAL COMMON STOCK
(Cost $5,179,003)		$2,743,018
PREFERRED STOCK — 6.9%
BRAZIL— 6.9%
Consumer Goods — 1.1%
Alpargatas	15,758	33,823
Consumer Services — 5.8%
Lojas Americanas	39,462	171,558
TOTAL PREFERRED STOCK
(Cost $245,663)		205,381
CORPORATE OBLIGATION — 0.4%
Hypermarcas
11.300%, 10/15/18(A)(B) (Cost $39,485)	$84,000	11,264

TOTAL INVESTMENTS — 99.6%
(Cost $5,464,151)		$2,959,663

Percentages are based on Net Assets of $2,970,632.

*	Non-income producing security.
(A)	Security considered illiquid. The total value of such securities as of October 31, 2015 was $11,264 and represented 0.4% of Net Assets.
(B)	Security is fair valued using methods determined in good faith by the Fair Value Committee of the Fund. The total value of such security as of October 31, 2015, was $11,264 and represents 0.4% of Net Assets.

ADR — American Depositary Receipt

Cl — Class

The accompanying notes are an integral part of the financial statements.

 69

Schedule of Investments	October 31, 2015

Global X Brazil Consumer ETF

The following is a summary of the inputs used as of October 31, 2015, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3(a)	Total
Common Stock	$2,743,018	$—	$—	$2,743,018
Preferred Stock	205,381	—	—	205,381
Corporate Obligation	—	—	11,264	11,264
Total Investments in Securities	$2,948,399	$—	$11,264	$2,959,663

(a) A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has over 1% of Level 3 investments at the beginning and/or end of the period in relation to net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

For the year ended October 31, 2015, there have been no transfers between Level 1, Level 2 and Level 3 investments.

The accompanying notes are an integral part of the financial statements.

 70

Schedule of Investments	October 31, 2015

Global X MSCI Argentina ETF

Sector Weightings (unaudited)†:

† Sector weightings percentages are based on the total market value of investments.

	Shares	Value
COMMON STOCK — 99.8%
ARGENTINA— 83.3%
Basic Materials — 18.8%
Tenaris ADR	114,076	$2,882,701
Consumer Goods — 2.4%
Cresud SACIF y A ADR *	28,269	361,282
Consumer Services — 14.7%
Arcos Dorados Holdings, Cl A	105,290	324,293
Grupo Clarin GDR, Cl B	31,402	491,441
MercadoLibre	14,596	1,435,808
		2,251,542
Financials — 19.1%
Banco Macro ADR *	13,980	862,985
BBVA Banco Frances ADR*	37,271	866,551
Grupo Financiero Galicia ADR	32,443	867,850
IRSA Inversiones y Representaciones ADR *	18,998	341,774
		2,939,160
Oil & Gas — 17.2%
Petrobras Argentina ADR	70,032	439,801
Transportadora de Gas del Sur ADR*	86,574	536,759
YPF ADR	78,233	1,671,057
		2,647,617
Telecommunications — 5.0%
Telecom Argentina ADR	39,508	770,801
Utilities — 6.1%
Empresa Distribuidora Y Comercializadora Norte ADR *	15,775	291,207
Pampa Energia ADR *	26,582	643,816
		935,023
TOTAL ARGENTINA		12,788,126

The accompanying notes are an integral part of the financial statements.

 71

Schedule of Investments	October 31, 2015

Global X MSCI Argentina ETF

	Shares/Face Amount	Value
COMMON STOCK — continued
CANADA— 5.7%
Basic Materials — 4.1%
Pan American Silver	7,237	$54,871
Pan American Silver^	28,761	217,721
Silver Standard Resources *	50,986	351,803
		624,395
Industrials — 1.6%
Finning International	15,628	249,647
TOTAL CANADA		874,042
CHILE— 6.7%
Consumer Goods — 4.8%
Cia Cervecerias Unidas ADR	15,193	364,176
Embotelladora Andina ADR, Cl B	16,657	367,287
		731,463
Consumer Services — 1.9%
Cencosud	133,538	293,470
TOTAL CHILE		1,024,933
HONG KONG— 0.7%
Consumer Goods — 0.7%
EPI Holdings *	2,062,690	106,460
MEXICO— 1.9%
Consumer Goods — 1.9%
Arca Continental	46,470	296,638
SPAIN— 1.5%
Industrials — 1.5%
Prosegur Cia de Seguridad	52,970	236,980
TOTAL COMMON STOCK
(Cost $18,070,726)		15,327,179
U.S. TREASURY OBLIGATION — 19.5%
United States Treasury Bills
0.000%, 11/12/15(A)
(Cost $3,000,005)	$3,000,000	2,999,991
TOTAL INVESTMENTS — 119.3%
(Cost $21,070,731)		$18,327,170

Percentages are based on Net Assets of $15,355,058.

*	Non-income producing security.
(A)	The rate reported on the Schedule of Investments is the effective yield at time of purchase.
^	Traded on the U.S. Stock Exchange.

ADR — American Depositary Receipt

Cl — Class

GDR — Global Depositary Receipt

The accompanying notes are an integral part of the financial statements.

 72

Schedule of Investments	October 31, 2015

Global X MSCI Argentina ETF

The following is a summary of the inputs used as of October 31, 2015, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$15,327,179	$—	$—	$15,327,179
U.S. Treasury Obligation	—	2,999,991	—	2,999,991
Total Investments in Securities	$15,327,179	$2,999,991	$—	$18,327,170

For the year ended October 31, 2015, there have been no transfers between Level 1, Level 2 and Level 3 investments.

As of October 31, 2015, there were no Level 3 investments.

The accompanying notes are an integral part of the financial statements.

 73

Schedule of Investments	October 31, 2015

Global X FTSE Greece 20 ETF

Sector Weightings (unaudited)†:

† Sector weightings percentages are based on the total market value of investments.

	Shares	Value
COMMON STOCK — 99.5%
BELGIUM— 0.9%
Industrials — 0.9%
Viohalco *	356,415	$901,609
Viohalco^ *	710,700	1,744,444
TOTAL BELGIUM		2,646,053
GREECE— 76.5%
Basic Materials — 3.5%
Mytilineos Holdings	1,052,729	5,640,077
Mytilineos Holdings ADR (A)	996,200	5,337,241
		10,977,318
Consumer Goods — 4.6%
JUMBO	1,213,922	11,800,492
JUMBO ADR *	340,000	2,805,000
		14,605,492
Consumer Services — 14.5%
FF Group	385,297	7,793,107
FF Group ADR (A)	286,300	5,790,761
OPAP	1,733,136	15,411,865
OPAP ADR	3,670,900	16,592,468
		45,588,201
Financials — 13.5%
Alpha Bank AE *	83,638,301	10,625,019
Eurobank Ergasias *	195,356,844	6,689,860
National Bank of Greece ADR *	25,711,575	19,851,907
Piraeus Bank *	51,729,847	5,314,358
		42,481,144

The accompanying notes are an integral part of the financial statements.

 74

Schedule of Investments	October 31, 2015

Global X FTSE Greece 20 ETF

	Shares/Face Amount(1)	Value
COMMON STOCK — continued
Industrials — 8.7%
Ellaktor *	3,318,939	$6,525,983
Metka	536,581	5,174,593
Metka ADR (B)	130,000	1,253,668
Titan Cement	318,208	7,012,626
Titan Cement ADR *(B)	679,800	7,490,648
		27,457,518
Oil & Gas — 8.8%
Hellenic Petroleum	1,810,742	10,601,300
Motor Oil Hellas Corinth Refineries	696,435	8,608,695
Motor Oil Hellas Corinth Refineries ADR * (A)	1,388,300	8,580,388
		27,790,383
Real Estate Investment Trusts — 2.9%
Grivalia Properties	997,852	9,115,874
Telecommunications — 12.2%
Hellenic Telecommunications Organization	4,119,714	38,545,807
Utilities — 7.8%
Athens Water Supply & Sewage	1,067,170	6,790,203
Public Power	2,458,685	14,231,833
Terna Energy	863,575	2,747,383
Terna Energy ADR (B)	88,800	565,017
		24,334,436
TOTAL GREECE		240,896,173
SWITZERLAND— 22.1%
Consumer Goods — 22.1%
Coca-Cola HBC	2,909,805	69,655,564
TOTAL COMMON STOCK
(Cost $389,428,447)		313,197,790
U.S. TREASURY OBLIGATION — 12.7%
United States Treasury Bills
0.000%, 11/12/15(C)
(Cost $40,000,061)	40,000,000	39,999,880
TIME DEPOSIT — 0.0%
Brown Brothers Harriman, 0.080%, 11/02/15, GBP
(Cost $1)	1	1
TOTAL INVESTMENTS — 112.2%
(Cost $429,428,509)		$353,197,671

Percentages are based on Net Assets of $314,907,191.

*	Non-income producing security.
^	Traded on the Ghana Stock Exchange.

The accompanying notes are an integral part of the financial statements.

 75

Schedule of Investments	October 31, 2015

Global X FTSE Greece 20 ETF

(1)	In U.S. Dollars unless otherwise indicated.
(A)	Security considered illiquid. The total value of such securities as of October 31, 2015 was $19,708,390 and represented 6.3% of Net Assets.
(B)	Security is fair valued using methods determined in good faith by the Fair Value Committee of the Fund. The total value of such securities as of October 31, 2015, was $9,309,333 and represents 3.0% of Net Assets.
(C)	The rate reported on the Schedule of Investments is the effective yield at time of purchase.

ADR — American Depositary Receipt

GBP — British Pound Sterling

The following is a summary of the inputs used as of October 31, 2015, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$284,180,067	$29,017,723	$—	$313,197,790
U.S. Treasury Obligation	—	39,999,880	—	39,999,880
Time Deposit	—	1	—	1
Total Investments in Securities	$284,180,067	$69,017,604	$—	$353,197,671

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in Common Stock

Beginning Balance as of October 31, 2014	$534,734
Net sales	(7,793)
Realized gain (loss)	(1,111,748)
Change in unrealized appreciation (depreciation)	584,807
Ending Balance as of October 31, 2015	$-

For the year ended October 31, 2015, there have been no transfers between Level 1, Level 2 or Level 3 investments.

As of October 31, 2015, there were no Level 3 investments.

The accompanying notes are an integral part of the financial statements.

 76

Schedule of Investments	October 31, 2015

Global X MSCI Norway ETF

Sector Weightings (unaudited)†:

† Sector weightings percentages are based on the total market value of investments. Repurchase agreements purchased from cash collateral received for securities lending activity are included in total investments. Please see Note 2 and Note 8 in Notes to Financial Statements for more detailed information.

	Shares	Value
COMMON STOCK — 99.7%
NORWAY— 97.2%
Basic Materials — 11.2%
Borregaard	77,597	$415,413
Norsk Hydro	857,654	3,087,303
Yara International	84,067	3,831,885
		7,334,601
Consumer Goods — 14.3%
Austevoll Seafood	99,318	613,270
Bakkafrost P	27,785	896,417
Kongsberg Automotive Holding *	361,893	209,562
Leroy Seafood Group	20,800	732,516
Marine Harvest	215,531	2,901,153
Orkla	387,793	3,311,121
Salmar	38,503	632,480
		9,296,519
Consumer Services — 6.8%
Norwegian Air Shuttle * (A)	20,711	764,382
Schibsted, Cl A	45,790	1,542,243
Schibsted, Cl B *	53,936	1,689,125
XXL (B)	39,544	424,096
		4,419,846
Financials — 20.0%
Aker, Cl A	23,200	459,240
DnB	535,148	6,842,872
Entra (B)	56,910	485,919
Gjensidige Forsikring	150,548	2,298,660
Norwegian Property	237,368	258,076

The accompanying notes are an integral part of the financial statements.

 77

Schedule of Investments	October 31, 2015

Global X MSCI Norway ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Protector Forsikring	43,209	$312,765
Selvaag Bolig	50,468	143,737
Sparebank 1 Nord Norge	74,939	309,965
SpareBank 1 SMN	97,700	614,825
Storebrand *	364,588	1,280,957
		13,007,016
Industrials — 4.2%
Avance Gas Holding (A) (B)	20,030	276,952
BW LPG (B)	59,250	404,018
Golden Ocean Group*	96,543	188,253
Hexagon Composites (A)	78,200	121,064
Hoegh LNG Holdings	47,918	577,612
Ocean Yield (A)	40,607	328,722
Stolt-Nielsen	28,890	392,629
Thin Film Electronics * (A)	391,749	185,185
Wilh Wilhelmsen, Cl B	57,827	252,171
		2,726,606
Oil & Gas — 25.8%
Akastor SA	129,986	170,513
Aker Solutions	122,686	492,959
BW Offshore	390,700	163,450
Det Norske Oljeselskap *	89,672	552,648
DNO International * (A)	512,284	515,807
Fred Olsen Energy	31,360	145,834
Petroleum Geo-Services (A)	158,790	663,924
ProSafe	188,770	524,250
Renewable Energy * (A)	1,683,894	303,474
Scatec Solar (A) (B)	35,700	178,040
Statoil	623,117	10,029,608
Subsea 7	187,324	1,466,616
TGS Nopec Geophysical	75,940	1,503,220
		16,710,343
Technology — 3.0%
Atea	64,383	601,085
Nordic Semiconductor * (A)	134,144	647,591
Opera Software (A)	112,920	707,935
		1,956,611
Telecommunications — 11.9%
Telenor	409,116	7,750,277
TOTAL NORWAY		63,201,819

The accompanying notes are an integral part of the financial statements.

 78

Schedule of Investments	October 31, 2015

Global X MSCI Norway ETF

	Shares/Face Amount(1)	Value
COMMON STOCK — continued
UNITED KINGDOM— 2.5%
Oil & Gas — 2.5%
Seadrill *	258,038	$1,622,305
TOTAL COMMON STOCK
(Cost $101,513,002)		64,824,124
REPURCHASE AGREEMENTS (C) — 10.6%
Barclays Bank
0.070%, dated 10/30/15, to be repurchased on 11/02/15 repurchase price $5,000,029 (collateralized by U.S. Treasury Obligations, ranging in par value $11-$2,850,422, 0.000%-2.750%, 11/05/15-02/15/45 with a total market value of $5,100,000)	5,000,000	5,000,000
Deutsche Bank
0.050%, dated 10/30/15, to be repurchased on 11/02/15 repurchase price $1,910,374 (collateralized by U.S. Treasury Bills, par value $1,910,374, 3.250%, 07/31/16 with a total market value of $1,962,909)	1,910,366	1,910,366
TOTAL REPURCHASE AGREEMENTS
(Cost $6,910,366)		6,910,366
TIME DEPOSITS — 0.1%
Brown Brothers Harriman
0.030%, 11/02/15	51,859	51,859
0.121%, 11/02/15, NOK	608	72
TOTAL TIME DEPOSITS
(Cost $51,931)		51,931
TOTAL INVESTMENTS — 110.4%
(Cost $108,475,299)		$71,786,421

Percentages are based on Net Assets of $65,023,841.

*	Non-income producing security.
(1)	In U.S. Dollars unless otherwise indicated.
(A)	This security or a partial position of this security is on loan at October 31, 2015. The total value of securities on loan at October 31, 2015 was $1,870,159.
(B)	Security sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." These securities have been determined to be liquid under guidelines established by the board of Trustees.
(C)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of October 31, 2015 was $6,910,366.

Cl — Class

NOK — Norwegian Krone

The accompanying notes are an integral part of the financial statements.

 79

Schedule of Investments	October 31, 2015

Global X MSCI Norway ETF

The following is a summary of the inputs used as of October 31, 2015, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$64,824,124	$—	$—	$64,824,124
Repurchase Agreements	—	6,910,366	—	6,910,366
Time Deposits	—	51,931	—	51,931
Total Investments in Securities	$64,824,124	$6,962,297	$—	$71,786,421

For the year ended October 31, 2015, there have been no transfers between Level 1, Level 2 and Level 3 investments.

As of October 31, 2015, there were no Level 3 investments.

The accompanying notes are an integral part of the financial statements.

 80

Schedule of Investments	October 31, 2015

Global X FTSE Nordic Region ETF

Sector Weightings (unaudited)†:

† Sector weightings percentages are based on the total market value of investments. Repurchase agreements purchased from cash collateral received for securities lending activity are included in total investments. Please see Note 2 and Note 8 in Notes to Financial Statements for more detailed information.

	Shares	Value
COMMON STOCK — 99.1%
DENMARK— 28.4%
Consumer Goods — 3.8%
Carlsberg, Cl B	9,781	$805,522
Pandora	10,700	1,240,187
		2,045,709
Financials — 3.5%
Danske Bank	66,573	1,839,060
Health Care — 19.4%
Coloplast, Cl B	9,265	667,785
Novo Nordisk ADR	160,052	8,511,565
Novozymes, Cl B	21,090	982,463
		10,161,813
Industrials — 1.7%
A P Moller - Maersk, Cl B	609	902,062
TOTAL DENMARK		14,948,644
FINLAND— 13.2%
Financials — 4.1%
Sampo, Cl A	44,171	2,170,344
Industrials — 2.9%
Kone, Cl B	35,484	1,523,218
Technology — 5.0%
Nokia ADR	351,966	2,611,588
Utilities — 1.2%
Fortum	41,149	620,467
TOTAL FINLAND		6,925,617

The accompanying notes are an integral part of the financial statements.

 81

Schedule of Investments	October 31, 2015

Global X FTSE Nordic Region ETF

	Shares	Value
COMMON STOCK — continued
NORWAY— 8.7%
Basic Materials — 1.4%
Yara International	16,267	$741,471
Financials — 2.4%
DnB	100,126	1,280,299
Oil & Gas — 2.5%
Statoil ADR (A)	82,117	1,327,011
Telecommunications — 2.4%
Telenor	64,846	1,228,440
TOTAL NORWAY		4,577,221
SWEDEN— 48.8%
Consumer Goods — 3.1%
Svenska Cellulosa, Cl B	54,323	1,612,234
Consumer Services — 6.1%
Hennes & Mauritz, Cl B	82,085	3,212,461
Financials — 19.1%
Investor, Cl B	42,371	1,583,869
Nordea Bank	274,665	3,056,883
Skandinaviska Enskilda Banken, Cl A	136,035	1,440,304
Svenska Handelsbanken, Cl A	124,091	1,698,205
Swedbank, Cl A	98,045	2,264,367
		10,043,628
Industrials — 11.7%
Assa Abloy, Cl B	87,927	1,760,414
Atlas Copco, Cl A	57,933	1,521,509
Sandvik	92,051	866,202
SKF, Cl B	38,479	681,578
Volvo, Cl B	132,663	1,386,634
		6,216,337
Technology — 6.4%
Ericsson ADR	257,517	2,508,215
Hexagon, Cl B	23,730	829,479
		3,337,694
Telecommunications — 2.4%
TeliaSonera	242,561	1,249,235
TOTAL SWEDEN		25,671,589
TOTAL COMMON STOCK
(Cost $51,204,366)		52,123,071

The accompanying notes are an integral part of the financial statements.

 82

Schedule of Investments	October 31, 2015

Global X FTSE Nordic Region ETF

	Shares/Face Amount(1)	Value

REPURCHASE AGREEMENT (B) — 1.1%
Deutsche Bank
0.050%, dated 10/30/15, to be repurchased on 11/02/15 repurchase price $595,002 (collateralized by U.S. Treasury Bills, par value $595,002, 3.250%, 07/31/16 with a total market value of $611,365)
(Cost $595,000)	595,000	$595,000
TIME DEPOSITS — 0.0%
Brown Brothers Harriman
0.030%, 11/02/15	5,117	5,117
0.121%, 11/02/15, NOK	27	3
TOTAL TIME DEPOSITS
(Cost $5,120)		5,120
TOTAL INVESTMENTS — 100.2%
(Cost $51,804,486)		$52,723,191

Percentages are based on Net Assets of $52,595,789.

(1)	In U.S. Dollars unless otherwise indicated.
(A)	This security or a partial position of this security is on loan at October 31, 2015. The total value of securities on loan at October 31, 2015 was $565,600.
(B)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of October 31, 2015 was $595,000.

ADR — American Depositary Receipt

Cl — Class

NOK — Norwegian Krone

The following is a summary of the inputs used as of October 31, 2015, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$52,123,071	$—	$—	$52,123,071
Repurchase Agreement	—	595,000	—	595,000
Time Deposits	—	5,120	—	5,120
Total Investments in Securities	$52,123,071	$600,120	$—	$52,723,191

For the year ended October 31, 2015, there have been no transfers between Level 1, Level 2 and Level 3 investments.

As of October 31, 2015, there were no Level 3 investments.

The accompanying notes are an integral part of the financial statements.

 83

Schedule of Investments	October 31, 2015

Global X MSCI Nigeria ETF

Sector Weightings (unaudited)†:

† Sector weightings percentages are based on the total market value of investments.

	Shares	Value
COMMON STOCK — 99.9%
NIGERIA— 99.9%
Consumer Goods — 36.2%
Flour Mills of Nigeria	5,922,489	$629,590
Guinness Nigeria	1,808,151	1,135,488
Nestle Nigeria	433,807	1,798,016
Nigerian Breweries	6,337,189	4,356,917
Unilever Nigeria	5,081,138	987,382
		8,907,393
Financials — 46.8%
Access Bank	36,732,480	848,879
Diamond Bank	42,125,168	554,473
Ecobank Transnational *	11,886,296	1,110,701
FBN Holdings	36,441,515	933,694
First City Monument Bank	44,673,779	439,892
Guaranty Trust Bank	21,455,950	2,488,912
Stanbic IBTC Holdings	11,517,943	1,094,219
Transnational Corp of Nigeria	66,036,000	600,478
UAC of Nigeria	5,285,024	703,077
United Bank for Africa	50,326,762	884,922
Zenith Bank	20,971,600	1,854,309
		11,513,556
Industrials — 9.3%
Dangote Cement	1,504,100	1,231,919
Lafarge Africa	2,208,933	1,065,459
		2,297,378
Oil & Gas — 7.6%
Forte Oil	1,010,363	1,472,018
Oando *	13,622,165	411,300
		1,883,318
TOTAL COMMON STOCK
(Cost $32,253,655)		24,601,645

The accompanying notes are an integral part of the financial statements.

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Schedule of Investments	October 31, 2015

Global X MSCI Nigeria ETF

	Shares/Face Amount(1)	Value
TIME DEPOSITS — 0.1%
Brown Brothers Harriman
0.030%, 11/02/15	20,411	$20,411
0.080%, 11/02/15, GBP	1	1
0.121%, 11/02/15, NOK	18	2
TOTAL TIME DEPOSITS
(Cost $20,414)		20,414
TOTAL INVESTMENTS — 100.0%
(Cost $32,274,069)		$24,622,059

Percentages are based on Net Assets of $24,623,123.

*	Non-income producing security.
(1)	In U.S. Dollars unless otherwise indicated.

GBP — British Pound Sterling

NOK — Norwegian Krone

The following is a summary of the inputs used as of October 31, 2015, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$23,129,627	$1,472,018	$—	$24,601,645
Time Deposits	—	20,414	—	20,414
Total Investments in Securities	$23,129,627	$1,492,432	$—	$24,622,059

For the year ended October 31, 2015, the transfers between Level 1 and Level 2, in the amount of $3,494,926, were due to changes in the availability of observable inputs to determine fair value. Transfers between levels are recognized at period end.

As of October 31, 2015, there were no Level 3 investments.

The accompanying notes are an integral part of the financial statements.

 85

Schedule of Investments	October 31, 2015

Global X Next Emerging & Frontier ETF

Sector Weightings (unaudited)†:

† Sector weightings percentages are based on the total market value of investments.

	Shares	Value
COMMON STOCK — 99.5%
ARGENTINA— 2.5%
Consumer Services — 1.2%
MercadoLibre	12,915	$1,270,448
Oil & Gas — 1.3%
YPF ADR	67,569	1,443,274
TOTAL ARGENTINA		2,713,722
AUSTRALIA— 1.2%
Oil & Gas — 1.2%
Oil Search	236,827	1,326,369
BANGLADESH— 1.0%
Health Care — 0.3%
Square Pharmaceuticals	120,719	376,980
Telecommunications — 0.7%
GrameenPhone	222,900	712,112
TOTAL BANGLADESH		1,089,092
CANADA— 1.7%
Basic Materials — 1.7%
Endeavour Mining *	306,992	159,556
First Quantum Minerals	85,793	457,703
Turquoise Hill Resources *	213,501	577,669
Yamana Gold	291,602	638,608
		1,833,536

The accompanying notes are an integral part of the financial statements.

 86

Schedule of Investments	October 31, 2015

Global X Next Emerging & Frontier ETF

	Shares	Value
COMMON STOCK — continued
TOTAL CANADA		$1,833,536
CHILE— 4.3%
Basic Materials — 0.2%
Empresas CMPC	88,800	219,405
Consumer Services — 1.4%
Cencosud	66,600	146,363
Latam Airlines Group *	80,080	428,129
SACI Falabella	135,680	910,595
		1,485,087
Financials — 0.4%
Banco de Chile	1,969,299	208,595
Banco Santander Chile	4,344,800	206,463
		415,058
Oil & Gas — 0.2%
Empresas COPEC	18,870	176,951
Utilities — 2.1%
AES Gener	215,400	103,664
Empresa Nacional de Electricidad	883,449	1,107,874
Enersis	4,005,853	1,057,771
		2,269,309
TOTAL CHILE		4,565,810
CHINA— 0.2%
Oil & Gas — 0.2%
SPT Energy Group	2,439,400	239,216
COLOMBIA— 0.6%
Consumer Services — 0.1%
Almacenes Exito	12,210	55,149
Financials — 0.1%
Grupo de Inversiones Suramericana	10,401	132,301
Industrials — 0.1%
Cementos Argos	39,846	132,292
Oil & Gas — 0.3%
Ecopetrol	583,448	272,403
TOTAL COLOMBIA		592,145
CZECH REPUBLIC— 1.2%
Financials — 0.2%
Komercni Banka	1,221	253,881
Utilities — 1.0%
CEZ	51,941	1,044,002

The accompanying notes are an integral part of the financial statements.

 87

Schedule of Investments	October 31, 2015

Global X Next Emerging & Frontier ETF

	Shares	Value
COMMON STOCK — continued
TOTAL CZECH REPUBLIC		$1,297,883
EGYPT— 0.5%
Financials — 0.3%
Commercial International Bank Egypt SAE	54,600	359,011
Telecommunications — 0.2%
Global Telecom Holding SAE *	282,503	65,788
Telecom Egypt	171,900	147,495
		213,283
TOTAL EGYPT		572,294
FRANCE— 0.1%
Oil & Gas — 0.1%
Etablissements Maurel et Prom	29,941	108,451
HONG KONG— 0.8%
Consumer Goods — 0.4%
CP Pokphand *	3,729,700	447,558
Consumer Services — 0.4%
NagaCorp	645,083	457,795
TOTAL HONG KONG		905,353
HUNGARY— 1.0%
Financials — 0.7%
OTP Bank	35,910	698,571
Health Care — 0.2%
Richter Gedeon Nyrt	15,546	260,497
Oil & Gas — 0.1%
MOL Hungarian Oil & Gas	2,997	136,038
TOTAL HUNGARY		1,095,106
INDONESIA— 8.3%
Consumer Goods — 1.8%
Astra International	2,335,597	1,006,760
Gudang Garam	85,114	267,079
Indofood CBP Sukses Makmur TBK	222,300	214,383
Indofood Sukses Makmur	444,400	179,383
Unilever Indonesia	103,969	281,048
		1,948,653
Financials — 3.2%
Bank Central Asia	1,461,768	1,377,666
Bank Mandiri	1,936,618	1,230,946
Bank Rakyat Indonesia Persero	1,050,600	807,859
		3,416,471

The accompanying notes are an integral part of the financial statements.

 88

Schedule of Investments	October 31, 2015

Global X Next Emerging & Frontier ETF

	Shares	Value
COMMON STOCK — continued
Health Care — 0.2%
Kalbe Farma	2,388,900	$249,580
Industrials — 1.2%
Indocement Tunggal Prakarsa	167,200	219,880
Semen Indonesia Persero	1,142,485	817,998
United Tractors	133,200	176,140
		1,214,018
Telecommunications — 1.3%
Telekomunikasi Indonesia Persero	7,208,005	1,411,321
Utilities — 0.6%
Perusahaan Gas Negara	3,043,939	667,165
TOTAL INDONESIA		8,907,208
JAPAN— 0.8%
Industrials — 0.6%
Namura Shipbuilding	73,900	654,031
Oil & Gas — 0.2%
Inpex	20,900	200,124
TOTAL JAPAN		854,155
KENYA— 0.3%
Telecommunications — 0.3%
Safaricom	2,010,700	282,739
KUWAIT— 0.9%
Financials — 0.9%
Kuwait Finance House	349,095	645,086
National Bank of Kuwait SAK	131,219	355,055
TOTAL KUWAIT		1,000,141
MALAYSIA— 10.0%
Basic Materials — 0.2%
Petronas Chemicals Group	126,990	187,706
Consumer Goods — 0.4%
British American Tobacco Malaysia	9,985	143,685
IOI	166,000	164,609
Kuala Lumpur Kepong	28,350	150,329
		458,623
Consumer Services — 0.3%
Genting	88,800	153,374
Genting Malaysia	212,000	212,197
		365,571

The accompanying notes are an integral part of the financial statements.

 89

Schedule of Investments	October 31, 2015

Global X Next Emerging & Frontier ETF

	Shares	Value
COMMON STOCK — continued
Financials — 2.2%
CIMB Group Holdings	317,370	$340,567
Malayan Banking	474,026	911,419
Public Bank	250,100	1,052,562
		2,304,548
Health Care — 0.3%
IHH Healthcare	215,252	316,164
Industrials — 1.2%
MISC	133,200	279,981
Sime Darby	479,699	933,493
		1,213,474
Oil & Gas — 0.7%
Petronas Dagangan	22,200	116,271
Petronas Gas	29,249	156,458
Sapurakencana Petroleum	1,074,967	527,975
		800,704
Telecommunications — 3.2%
Axiata Group	663,667	953,172
DiGi.Com	943,002	1,154,607
Maxis	658,596	1,010,276
Telekom Malaysia	188,085	291,584
		3,409,639
Utilities — 1.5%
Tenaga Nasional	489,873	1,443,620
YTL	420,600	147,837
		1,591,457
TOTAL MALAYSIA		10,647,886
MEXICO— 10.8%
Basic Materials — 2.8%
Fresnillo	82,211	926,858
Grupo Mexico, Cl B	430,668	1,049,002
Industrias Penoles	9,954	131,772
Mexichem	315,317	819,734
		2,927,366
Consumer Goods — 1.2%
Arca Continental	45,938	293,242
Coca-Cola Femsa	22,200	170,199
Gruma, Cl B	26,000	398,760
Grupo Bimbo, Ser A *	88,800	250,947
Grupo Lala, Cl B	84,681	216,150
		1,329,298

The accompanying notes are an integral part of the financial statements.

 90

Schedule of Investments	October 31, 2015

Global X Next Emerging & Frontier ETF

	Shares	Value
COMMON STOCK — continued
Consumer Services — 2.2%
Grupo Elektra	8,547	$170,126
Grupo Televisa	103,421	601,551
Wal-Mart de Mexico	549,680	1,454,950
		2,226,627
Financials — 1.1%
Grupo Financiero Banorte, Cl O	114,984	615,173
Grupo Financiero Inbursa, Cl O	288,600	577,942
		1,193,115
Industrials — 2.1%
Alfa, Cl A	521,870	1,081,076
Cemex, Cl Preference *	574,838	363,779
Grupo Aeroportuario del Sureste, Cl B	13,200	204,428
Promotora y Operadora de Infraestructura *	52,513	659,782
		2,309,065
Telecommunications — 1.1%
America Movil	1,315,367	1,169,834
Utilities — 0.3%
Infraestructura Energetica Nova	73,240	351,782
TOTAL MEXICO		11,507,087
NIGERIA— 0.3%
Consumer Goods — 0.1%
Nigerian Breweries	198,400	136,403
Financials — 0.2%
Guaranty Trust Bank	1,400,900	162,506
TOTAL NIGERIA		298,909
OMAN— 0.5%
Financials — 0.1%
BankMuscat SAOG	65,410	91,064
Telecommunications — 0.4%
Oman Telecommunications SAOG	99,510	421,302
TOTAL OMAN		512,366
PAKISTAN— 1.0%
Basic Materials — 0.2%
Fauji Fertilizer	124,500	148,099
Industrials — 0.4%
Lucky Cement *	84,000	426,202
Oil & Gas — 0.4%
Oil & Gas Development	94,300	123,294

The accompanying notes are an integral part of the financial statements.

 91

Schedule of Investments	October 31, 2015

Global X Next Emerging & Frontier ETF

	Shares	Value
COMMON STOCK — continued
Oil & Gas — continued
Pakistan Petroleum	276,600	$333,199
		456,493
TOTAL PAKISTAN		1,030,794
PANAMA— 0.7%
Consumer Services — 0.7%
Copa Holdings, Cl A	15,679	792,103
PERU— 0.6%
Financials — 0.6%
Credicorp Ltd.	5,239	592,950
PHILIPPINES— 5.0%
Basic Materials — 0.1%
DMCI Holdings	627,830	166,277
Consumer Goods — 0.7%
JG Summit Holdings	189,449	288,908
Universal Robina	94,817	406,243
		695,151
Consumer Services — 1.4%
Jollibee Foods	42,100	185,233
SM Investments	67,334	1,258,378
		1,443,611
Financials — 0.6%
Ayala Land	399,900	306,203
SM Prime Holdings	782,297	360,906
		667,109
Industrials — 0.6%
Alliance Global Group	455,400	177,413
Ayala	19,980	332,858
International Container Terminal Services	88,800	156,472
		666,743
Telecommunications — 1.1%
Globe Telecom	3,170	154,370
Philippine Long Distance Telephone	21,564	1,013,259
		1,167,629
Utilities — 0.5%
Aboitiz Power	261,558	234,631
Manila Electric	39,960	277,381
		512,012
TOTAL PHILIPPINES		5,318,532

The accompanying notes are an integral part of the financial statements.

 92

Schedule of Investments	October 31, 2015

Global X Next Emerging & Frontier ETF

	Shares	Value
COMMON STOCK — continued
POLAND— 5.1%
Basic Materials — 0.8%
KGHM Polska Miedz	34,946	$815,193
Consumer Goods — 0.1%
LPP *	77	145,805
Financials — 1.5%
Bank Pekao	11,824	461,185
Bank Zachodni	2,355	190,557
Powszechna Kasa Oszczednosci Bank Polski	56,891	422,974
Powszechny Zaklad Ubezpieczen	5,514	537,852
		1,612,568
Oil & Gas — 1.7%
Polski Koncern Naftowy Orlen S.A.	93,056	1,516,329
Polskie Gornictwo Naftowe i Gazownictwo	150,800	268,548
		1,784,877
Telecommunications — 0.2%
Orange Polska *	102,300	188,286
Utilities — 0.8%
PGE	231,750	865,720
TOTAL POLAND		5,412,449
QATAR— 1.9%
Financials — 0.7%
Qatar National Bank	15,020	753,011
Industrials — 0.9%
Industries Qatar QSC	30,136	1,018,262
Telecommunications — 0.3%
Ooredoo QSC	12,790	273,350
TOTAL QATAR		2,044,623
RUSSIA— 0.1%
Oil & Gas — 0.1%
Bashneft OAO *	5,250	157,882
SINGAPORE— 0.7%
Consumer Goods — 0.7%
Thai Beverage	1,656,007	798,147
SOUTH AFRICA— 11.4%
Basic Materials — 2.0%
Anglo American Platinum *	16,095	282,937
AngloGold Ashanti *	45,130	384,826

The accompanying notes are an integral part of the financial statements.

 93

Schedule of Investments	October 31, 2015

Global X Next Emerging & Frontier ETF

	Shares	Value
COMMON STOCK — continued
Basic Materials — continued
Gold Fields ADR	302,068	$764,232
Impala Platinum Holdings	56,620	155,097
Kumba Iron Ore	18,336	79,577
Sasol	14,943	479,656
		2,146,325
Consumer Goods — 1.6%
Steinhoff International Holdings	187,911	1,152,918
Tiger Brands	23,483	538,556
		1,691,474
Consumer Services — 3.2%
Mr Price Group	17,400	267,806
Naspers, Cl N	13,703	2,011,783
Shoprite Holdings	40,204	419,318
Woolworths Holdings	99,318	737,477
		3,436,384
Financials — 1.3%
FirstRand	208,480	766,927
Standard Bank Group	59,965	625,116
		1,392,043
Health Care — 1.6%
Aspen Pharmacare Holdings	26,441	595,230
Mediclinic International	93,156	820,323
Netcare	117,400	335,109
		1,750,662
Industrials — 0.7%
Bidvest Group	27,910	715,607
Telecommunications — 1.0%
MTN Group	36,143	413,088
Vodacom Group	64,310	697,707
		1,110,795
TOTAL SOUTH AFRICA		12,243,290
SOUTH KOREA— 0.5%
Consumer Goods — 0.5%
Youngone *	11,700	491,584
THAILAND— 9.5%
Consumer Goods — 0.5%
Charoen Pokphand Foods NVDR	924,757	538,201
Consumer Services — 0.8%
CP ALL NVDR	602,222	846,590

The accompanying notes are an integral part of the financial statements.

 94

Schedule of Investments	October 31, 2015

Global X Next Emerging & Frontier ETF

	Shares	Value
COMMON STOCK — continued
Financials — 0.5%
Siam Commercial Bank NVDR	145,860	$547,475
Health Care — 0.5%
Bangkok Dusit Medical Services NVDR	600,600	320,838
Bumrungrad Hospital NVDR	34,400	208,910
		529,748
Industrials — 2.9%
Airports of Thailand NVDR	109,494	917,388
CH Karnchang NVDR	1,156,800	918,805
Siam Cement NVDR	103,100	1,316,016
		3,152,209
Oil & Gas — 2.0%
PTT Exploration & Production NVDR	257,960	529,446
PTT Global Chemical NVDR	313,231	490,972
PTT NVDR	140,991	1,090,111
		2,110,529
Technology — 0.6%
Intouch Holdings NVDR	292,730	617,270
Telecommunications — 1.7%
Advanced Info Service NVDR	177,454	1,162,488
Total Access Communication NVDR	210,821	403,060
True NVDR *	1,011,500	287,232
		1,852,780
TOTAL THAILAND		10,194,802
TURKEY— 9.3%
Basic Materials — 1.6%
Eregli Demir ve Celik Fabrikalari	1,177,873	1,674,816
Consumer Goods — 0.4%
Anadolu Efes Biracilik Ve Malt Sanayii	16,650	131,526
Coca-Cola Icecek	9,990	126,779
Ford Otomotiv Sanayi	14,430	169,992
		428,297
Consumer Services — 2.1%
BIM Birlesik Magazalar	64,489	1,313,435
Turk Hava Yollari *	317,175	937,930
		2,251,365
Financials — 1.2%
Akbank	170,000	437,320
Turkiye Garanti Bankasi	170,925	444,396
Turkiye Is Bankasi, Cl C	262,644	449,226
		1,330,942

The accompanying notes are an integral part of the financial statements.

 95

Schedule of Investments	October 31, 2015

Global X Next Emerging & Frontier ETF

	Shares	Value
COMMON STOCK — continued
Industrials — 0.2%
Enka Insaat ve Sanayi	120,315	$213,638
Oil & Gas — 2.7%
KOC Holding	276,136	1,251,887
Tupras Turkiye Petrol Rafinerileri	62,043	1,640,785
		2,892,672
Telecommunications — 1.1%
Turk Telekomunikasyon	83,936	181,329
Turkcell Iletisim Hizmetleri	234,840	935,618
		1,116,947
TOTAL TURKEY		9,908,677
UKRAINE— 0.6%
Consumer Goods — 0.6%
Kernel Holding	46,531	630,536
UNITED ARAB EMIRATES— 3.1%
Financials — 2.4%
Emaar Properties PJSC	847,171	1,487,721
First Gulf Bank PJSC	229,961	773,236
National Bank of Abu Dhabi PJSC	128,874	305,264
		2,566,221
Industrials — 0.7%
DP World	35,080	708,967
TOTAL UNITED ARAB EMIRATES		3,275,188
UNITED KINGDOM— 1.9%
Financials — 0.5%
Bank of Georgia Holdings	15,654	483,521
Oil & Gas — 0.6%
Premier Oil	174,473	184,578
Tullow Oil	163,600	512,655
		697,233
Telecommunications — 0.8%
Cable & Wireless Communications	739,662	840,759
TOTAL UNITED KINGDOM		2,021,513
UNITED STATES— 0.5%
Oil & Gas — 0.5%
Kosmos Energy *	68,624	468,016
Pacific Drilling *	50,606	80,969
TOTAL UNITED STATES		548,985

The accompanying notes are an integral part of the financial statements.

 96

Schedule of Investments	October 31, 2015

Global X Next Emerging & Frontier ETF

	Shares/Face Amount(1)	Value
COMMON STOCK — continued
VIETNAM— 0.6%
Financials — 0.1%
Bank for Foreign Trade of Vietnam JSC	60,800	$129,845
Oil & Gas — 0.5%
PetroVietnam Gas JSC	69,970	146,610
PetroVietnam Technical Service	336,200	325,129
		471,739
TOTAL VIETNAM		601,584
TOTAL COMMON STOCK
(Cost $135,579,420)		106,413,107

PREFERRED STOCK — 0.3%
CHILE— 0.2%
Basic Materials — 0.2%
Sociedad Quimica y Minera de Chile	7,090	136,592
COLOMBIA— 0.1%
Financials — 0.1%
Banco Davivienda	13,800	113,683
TOTAL PREFERRED STOCK
(Cost $410,124)		250,275

CORPORATE OBLIGATION — 0.0%
BankMuscat SAOG
0.035%, 03/19/18
(Cost $–)	22,009	5,374

CONVERTIBLE BOND — 0.0%
BankMuscat SAOG
4.500%, 03/20/17
(Cost $–)	2,702	702

TIME DEPOSITS — 1.0%
Brown Brothers Harriman
0.030%, 11/02/15	1,059,428	1,059,428
1.032%, 11/02/15, AUD	7	5
0.050%, 11/02/15, CAD	25	19
0.005%, 11/02/15, HKD	65,683	8,475
4.900%, 05/01/15, ZAR	10,288	745
TOTAL TIME DEPOSITS
(Cost $1,068,672)		1,068,672
TOTAL INVESTMENTS — 100.8%
(Cost $137,058,216)		$107,738,130

Percentages are based on Net Assets of $106,925,030.

The accompanying notes are an integral part of the financial statements.

 97

Schedule of Investments	October 31, 2015

Global X Next Emerging & Frontier ETF

*	Non-income producing security.
(1)	In U.S. Dollars unless otherwise indicated.

ADR — American Depositary Receipt

AUD — Australian Dollar

CAD — Canadian Dollar

Cl — Class

HKD — Hong Kong Dollar

Ltd. — Limited

NVDR — Non-Voting Depositary Receipt

Ser — Series

ZAR — South African Rand

The following is a summary of the inputs used as of October 31, 2015, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$106,413,107	$—	$—	$106,413,107
Preferred Stock	250,275	—	—	250,275
Corporate Obligation	—	5,374	—	5,374
Convertible Bond	—	702	—	702
Time Deposits	—	1,068,672	—	1,068,672
Total Investments in Securities	$106,663,382	$1,074,748	$—	$107,738,130

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in Common Stock

Beginning Balance as of October 31, 2014	$1,024,905
Transfers out of Level 3	(798,147)
Net purchases	68,036
Net sales	(123,043)
Realized gain (loss)	14,392
Change in unrealized appreciation (depreciation)	(186,143)
Ending Balance as of October 31, 2015	$-

For the year ended October 31, 2015, the transfers out of Level 3 were due to changes in the availability of observable inputs to determine fair value. Transfers between levels are recognized at period end.

The accompanying notes are an integral part of the financial statements.

 98

Schedule of Investments	October 31, 2015

Global X FTSE Portugal 20 ETF

Sector Weightings (unaudited)†:

† Sector weightings percentages are based on the total market value of investments. Repurchase agreements purchased from cash collateral received for securities lending activity are included in total investments. Please see Note 2 and Note 8 in Notes to Financial Statements for more detailed information.

	Shares	Value
COMMON STOCK — 99.6%
PORTUGAL— 99.6%
Basic Materials — 12.5%
Altri	294,009	$1,396,872
Portucel	465,209	1,903,983
Semapa-Sociedade de Investimento e Gestao	97,017	1,379,282
		4,680,137
Consumer Services — 21.6%
Jeronimo Martins	335,335	4,735,941
NOS SGPS (A)	203,876	1,702,382
Sonae	1,380,381	1,659,031
		8,097,354
Financials — 10.5%
Banco BPI, Cl G *	1,434,747	1,752,900
Banco Comercial Portugues, Cl R * (A)	28,071,017	1,621,759
Banco Espirito Santo *(B) (C)	2,085,614	—
BANIF - Banco Internacional do Funchal * (A)	127,414,646	408,173
Sonae Capital *	355,869	165,894
		3,948,726
Industrials — 7.2%
Cimpor Cimentos de Portugal *	151,699	98,702
CTT-Correios de Portugal	153,850	1,756,445
Mota-Engil	273,832	691,190
Sonae Industria *	13,352,321	134,222
		2,680,559
Oil & Gas — 15.0%
Galp Energia	516,274	5,610,087

The accompanying notes are an integral part of the financial statements.

 99

Schedule of Investments	October 31, 2015

Global X FTSE Portugal 20 ETF

	Shares/Face Amount	Value
COMMON STOCK — continued
Telecommunication Services — 3.4%
Pharol SGPS *	2,205,735	$935,645
Sonaecom	134,145	317,114
		1,252,759
Utilities — 29.4%
EDP Renovaveis	244,735	1,787,810
Energias de Portugal	2,018,836	7,511,035
REN - Redes Energeticas Nacionais	552,038	1,693,447
		10,992,292
TOTAL COMMON STOCK
(Cost $47,071,288)		37,261,914

REPURCHASE AGREEMENT (D) — 7.4%
Deutsche Bank
0.050%, dated 10/30/15, to be repurchased on 11/02/15 repurchase price $2,773,674 (collateralized by U.S. Treasury Bills, par value $2,773,674, 3.250%, 07/31/16 with a total market value of $2,849,950) (Cost $2,773,662)	$2,773,662	2,773,662

TIME DEPOSIT — 0.0%
Brown Brothers Harriman, 0.030%, 11/02/15
(Cost $16,783)	16,783	16,783

TOTAL INVESTMENTS — 107.0%
(Cost $49,861,733)		$40,052,359

Percentages are based on Net Assets of $37,448,523.

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at October 31, 2015. The total value of securities on loan at October 31, 2015 was $1,960,486.
(B)	Security is fair valued using methods determined in good faith by the Fair Value Committee of the Fund. The total value of such security as of October 31, 2015, was $0 and represents 0.0% of Net Assets.
(C)	Security considered illiquid. The total value of such security as of October 31, 2015 was $0 and represented 0.0% of Net Assets.
(D)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of October 31, 2015 was $2,773,662.

Cl — Class

Amounts designated as “—“ are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

 100

Schedule of Investments	October 31, 2015

Global X FTSE Portugal 20 ETF

The following is a summary of the inputs used as of October 31, 2015, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$37,261,914	$—	$—	$37,261,914
Repurchase Agreement	—	2,773,662	—	2,773,662
Time Deposit	—	16,783	—	16,783
Total Investments in Securities	$37,261,914	$2,790,445	$—	$40,052,359

For the period ended October 31, 2015, there have been no transfers between Level 1, Level 2 or Level 3 investments.

As of October 31, 2015, there were no Level 3 investments.

The accompanying notes are an integral part of the financial statements.

 101

Schedule of Investments	October 31, 2015

Global X MSCI Pakistan ETF

Sector Weightings (unaudited)†:

† Sector weightings percentages are based on the total market value of investments.

	Shares	Value
COMMON STOCK — 100.4%
PAKISTAN— 100.4%
Basic Materials — 14.4%
Engro	99,200	$287,314
Fatima Fertilizer	299,400	132,319
Fauji Fertilizer	249,900	297,271
Fauji Fertilizer Bin Qasim	179,300	98,869
		815,773
Consumer Goods — 6.8%
Indus Motor	11,300	127,925
Nishat Mills	96,100	93,750
Pak Elektron	111,600	81,455
PAK Suzuki Motor	18,250	80,564
		383,694
Financials — 36.3%
Askari Bank	315,500	66,951
Bank Al Habib	540,600	220,318
Bank Alfalah	468,300	127,472
Habib Bank	284,800	566,010
MCB Bank	276,100	640,780
National Bank of Pakistan	353,600	186,938
United Bank	162,600	252,923
		2,061,392
Industrials — 12.1%
DG Khan Cement	55,200	73,626
Fauji Cement	423,500	143,655
Lucky Cement	72,800	369,376
Maple Leaf Cement Factory	145,300	97,844
		684,501
Oil & Gas — 19.9%
Attock Petroleum	14,800	72,660

The accompanying notes are an integral part of the financial statements.

 102

Schedule of Investments	October 31, 2015

Global X MSCI Pakistan ETF

	Shares	Value
COMMON STOCK — continued
Oil & Gas — continued
National Refinery	24,600	$53,774
Oil & Gas Development	295,440	386,277
Pakistan Oilfields	48,770	147,438
Pakistan Petroleum	131,500	158,408
Pakistan State Oil	79,820	255,301
Shell Pakistan	24,700	51,404
		1,125,262
Telecommunications — 1.2%
Pakistan Telecommunication	407,080	67,943
Utilities — 9.7%
Hub Power	259,842	256,764
K-Electric *	1,162,900	83,434
Kot Addu Power	181,700	145,811
SUI Southern Gas *	179,300	64,763
		550,772
TOTAL COMMON STOCK
(Cost $6,149,851)		5,689,337
TOTAL INVESTMENTS — 100.4%
(Cost $6,149,851)		$5,689,337

Percentages are based on Net Assets of $5,666,859.

*	Non-income producing security.

As of October 31, 2015, all of the Fund's investments were considered Level 1, in accordance with the authorative guidance on fair value measuremnts and disclosure under U.S. GAAP.

For the period ended October 31, 2015, there have been no transfers between Level 1, Level 2 or Level 3 investments.

As of October 31, 2015, there were no Level 3 investments.

The accompanying notes are an integral part of the financial statements.

 103

Statements of Assets and Liabilities
October 31, 2015

	Global X China Consumer ETF	Global X China Energy ETF	Global X China Financials ETF	Global X China Industrials ETF
Assets:
Cost of Investments	$109,053,009	$2,485,898	$61,749,639	$8,710,554
Cost of Repurchase Agreement	10,561,545	—	—	—
Investments, at Value	$94,133,595 *	$1,745,429	$57,399,310	$7,226,835
Repurchase Agreement, at Value	10,561,545	—	—	—
Receivable for Investment Securities Sold	5,957,870	94,110	4,839,982	478,703
Receivable for Capital Shares Sold	—	—	—	174,480
Dividend and Interest Receivable	50,924	468	21,966	6,326
Total Assets	110,703,934	1,840,007	62,261,258	7,886,344
Liabilities:
Obligation to Return Securities Lending Collateral	10,561,545	—	—	—
Payable for Investment Securities Purchased	6,142,546	98,219	4,872,026	618,313
Payable for Capital Shares Redeemed	—	—	—	41,751
Payable due to Investment Adviser	48,904	985	31,578	4,006
Total Liabilities	16,752,995	99,204	4,903,604	664,070
Net Assets	$93,950,939	$1,740,803	$57,357,654	$7,222,274
Net Assets Consist of:
Paid-in Capital	$133,581,768	$3,191,064	$60,788,725	$10,226,457
Undistributed Net Investment Income	3,540,439	48,201	2,726,593	95,160
Accumulated Net Realized Loss on Investments and Foreign Currency Translations	(28,251,856)	(757,993)	(1,807,334)	(1,615,624)
Net Unrealized Depreciation on Investments	(14,919,414)	(740,469)	(4,350,329)	(1,483,719)
Net Unrealized Appreciation (Depreciation) on Foreign Currency Translations	2	—	(1)	—
Net Assets	$93,950,939	$1,740,803	$57,357,654	$7,222,274
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	6,850,000	150,000	3,850,000	500,000
Net Asset Value, Offering and Redemption Price Per Share	$13.72	$11.61	$14.90	$14.44
*Includes Market Value of Securities on Loan	$9,955,736	$—	$—	$—

The accompanying notes are an integral part of the financial statements.

 104

Statements of Assets and Liabilities
October 31, 2015

	Global X China Materials ETF	Global X NASDAQ China Technology ETF	Global X Southeast Asia ETF	Global X FTSE Andean 40 ETF
Assets:
Cost of Investments	$2,432,531	$15,264,103	$18,322,993	$5,684,313
Cost of Foreign Currency	—	—	4,086	165
Investments, at Value	$1,306,299	$15,410,424	$14,362,310	$3,254,255
Foreign Currency, at Value	—	—	4,088	164
Receivable for Investment Securities Sold	114,499	—	—	—
Receivable for Capital Shares Sold	1,341	—	—	—
Dividend and Interest Receivable	—	2,112	14,518	378
Reclaim Receivable	—	—	2,908	—
Total Assets	1,422,139	15,412,536	14,383,824	3,254,797
Liabilities:
Payable for Investment Securities Purchased	91,815	—	—	—
Payable for Capital Shares Redeemed	1,071	—	—	—
Payable due to Investment Adviser	735	8,101	7,968	2,009
Unrealized Depreciation on Forward Foreign Currency Contracts	—	—	23	—
Total Liabilities	93,621	8,101	7,991	2,009
Net Assets	$1,328,518	$15,404,435	$14,375,833	$3,252,788
Net Assets Consist of:
Paid-in Capital	$3,382,230	$17,135,090	$21,833,153	$8,315,005
Undistributed Net Investment Income	70,631	91,745	447,921	80,784
Accumulated Net Realized Loss on Investments and Foreign Currency Translations	(998,110)	(1,968,721)	(3,944,740)	(2,712,945)
Net Unrealized Appreciation (Depreciation) on Investments	(1,126,232)	146,321	(3,960,683)	(2,430,058)
Net Unrealized Appreciation (Depreciation) on Foreign Currency Translations	(1)	—	182	2
Net Assets	$1,328,518	$15,404,435	$14,375,833	$3,252,788
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	99,971	700,000	1,100,000	450,000
Net Asset Value, Offering and Redemption Price Per Share	$13.29	$22.01	$13.07	$7.23

The accompanying notes are an integral part of the financial statements.

 105

Statements of Assets and Liabilities
October 31, 2015

	Global X MSCI Colombia ETF		Global X Brazil Mid Cap ETF	Global X Brazil Consumer ETF	Global X MSCI Argentina ETF
Assets:
Cost of Investments	$100,669,535		$4,968,803	$5,464,151	$21,070,731
Cost of Foreign Currency	—		23,116	23,449	—
Investments, at Value	$66,642,526	*	$3,074,431	$2,959,663	$18,327,170
Cash	1,298,800	(1)	—	—	—
Foreign Currency, at Value	—		23,330	23,730	—
Dividend and Interest Receivable	8,263		8,883	6,127	31,816
Reclaim Receivable	—		—	—	536
Total Assets	67,949,589		3,106,644	2,989,520	18,359,522
Liabilities:
Obligation to Return Securities Lending Collateral	1,298,800		—	—	—
Payable due to Investment Adviser	34,807		1,818	2,111	8,602
Cash Overdraft	—		15,175	15,829	2,995,769
Unrealized Depreciation on Forward Foreign Currency Contracts	—		35	—	—
Payable due to Custodian	—		295	948	93
Total Liabilities	1,333,607		17,323	18,888	3,004,464
Net Assets	$66,615,982		$3,089,321	$2,970,632	$15,355,058
Net Assets Consist of:
Paid-in Capital	$158,784,678		$11,877,345	$9,664,211	$21,299,554
Undistributed Net Investment Income	491,296		55,329	36,221	44,367
Accumulated Net Realized Loss on Investments and Foreign Currency Translations	(58,633,037)		(6,948,322)	(4,224,885)	(3,245,285)
Net Unrealized Depreciation on Investments	(34,027,009)		(1,894,372)	(2,504,488)	(2,743,561)
Net Unrealized Appreciation (Depreciation) on Foreign Currency Translations	54		(659)	(427)	(17)
Net Assets	$66,615,982		$3,089,321	$2,970,632	$15,355,058
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	7,580,000		450,000	350,000	774,975
Net Asset Value, Offering and Redemption Price Per Share	$8.79		$6.87	$8.49	$19.81
*Includes Market Value of Securities on Loan	$1,243,616		$—	$—	$—

(1) Cash is restricted, received from securities on loan. (See Note 8 in Notes to Financial Statements).

The accompanying notes are an integral part of the financial statements.

 106

Statements of Assets and Liabilities
October 31, 2015

	Global X FTSE Greece 20 ETF	Global X MSCI Norway ETF	Global X FTSE Nordic Region ETF	Global X MSCI Nigeria ETF
Assets:
Cost of Investments	$429,428,509	$101,564,933	$51,209,486	$32,274,069
Cost of Repurchase Agreement	—	6,910,366	595,000	—
Investments, at Value	$353,197,671	$64,876,055 *	$52,128,191 *	$24,622,059
Repurchase Agreement, at Value	—	6,910,366	595,000	—
Receivable for Investment Securities Sold	2,599,542	—	—	383,481
Receivable for Capital Shares Sold	137,558	—	—	—
Dividend and Interest Receivable	97,147	5,674	17,710	26,890
Reclaim Receivable	—	170,522	472,406	3,583
Due from Broker	—	—	—	5,766
Total Assets	356,031,918	71,962,617	53,213,307	25,041,779
Liabilities:
Cash Overdraft	38,189,750	—	3	—
Payable for Capital Shares Redeemed	2,602,111	—	—	403,311
Payable for Investment Securities Purchased	137,558	—	—	—
Payable due to Investment Adviser	146,527	28,410	22,515	15,345
Obligation to Return Securities Lending Collateral	—	6,910,366	595,000	—
Payable due to Custodian	35,553	—	—	—
Payable for Foreign Capital Gains Tax	12,924	—	—	—
Due to Broker	304	—	—	—
Total Liabilities	41,124,727	6,938,776	617,518	418,656
Net Assets	$314,907,191	$65,023,841	$52,595,789	$24,623,123
Net Assets Consist of:
Paid-in Capital	$464,217,944	$111,358,023	$53,205,019	$36,977,531
Undistributed Net Investment Income	3,523,899	1,890,655	1,135,677	820,220
Accumulated Net Realized Loss on Investments and Foreign Currency Translations	(76,603,828)	(11,485,775)	(2,582,537)	(5,521,045)
Net Unrealized Appreciation (Depreciation) on Investments	(76,230,838)	(36,688,878)	918,705	(7,652,010)
Net Unrealized Appreciation (Depreciation) on Foreign Currency Translations	14	(50,184)	(81,075)	(1,573)
Net Assets	$314,907,191	$65,023,841	$52,595,789	$24,623,123
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	30,250,000	6,050,000	2,360,000	3,100,000
Net Asset Value, Offering and Redemption Price Per Share	$10.41	$10.75	$22.29	$7.94
*Includes Market Value of Securities on Loan	$—	$1,870,159	$565,600	$—

The accompanying notes are an integral part of the financial statements.

 107

Statements of Assets and Liabilities
October 31, 2015

	Global X Next Emerging & Frontier ETF	Global X FTSE Portugal 20 ETF	Global X MSCI Pakistan ETF
Assets:
Cost of Investments	$137,058,216	$47,088,071	$6,149,851
Cost of Repurchase Agreement	—	2,773,662	—
Cost of Foreign Currency	124,422	—	—
Investments, at Value	$107,738,130	$37,278,697 *	$5,689,337
Foreign Currency, at Value	124,432	—	—
Repurchase Agreement, at Value	—	2,773,662	—
Dividend and Interest Receivable	73,802	1,430	78,269
Receivable for Investment Securities Sold	472,449	—	—
Reclaim Receivable	15,977	191,493	—
Unrealized Appreciation on Forward Foreign Currency Contracts	110	—	—
Due from Broker	8,226	—	—
Total Assets	108,433,126	40,245,282	5,767,606
Liabilities:
Payable for Capital Shares Redeemed	1,443,951	—	—
Payable due to Investment Adviser	46,463	17,475	3,257
Unrealized Depreciation on Forward Foreign Currency Contracts	73	—	—
Obligation to Return Securities Lending Collateral	—	2,773,662	—
Cash Overdraft	—	—	73,640
Payable due to Custodian	17,479	4,282	1,910
Payable for Foreign Capital Gains Tax	130	—	—
Accrued Foreign Capital Gains Tax on Appreciated Securities	—	—	21,940
Due to Broker	—	1,340	—
Total Liabilities	1,508,096	2,796,759	100,747
Net Assets	$106,925,030	$37,448,523	$5,666,859
Net Assets Consist of:
Paid-in Capital	$144,153,390	$51,598,705	$6,047,981
Undistributed Net Investment Income	2,242,259	1,003,581	110,195
Accumulated Net Realized Loss on Investments and Foreign Currency Translations	(10,161,190)	(5,326,902)	(8,372)
Net Unrealized Depreciation on Investments	(29,320,086)	(9,809,374)	(460,514)
Net Unrealized Appreciation (Depreciation) on Foreign Currency Translations	10,657	(17,487)	(22,431)
Net Assets	$106,925,030	$37,448,523	$5,666,859
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	5,550,000	3,450,000	400,000
Net Asset Value, Offering and Redemption Price Per Share	$19.27	$10.85	$14.17
*Includes Market Value of Securities on Loan	$—	$1,960,486	$—

The accompanying notes are an integral part of the financial statements.

 108

Statements of Operations
For the year ended October 31, 2015

	Global X China Consumer ETF	Global X China Energy ETF	Global X China Financials ETF	Global X China Industrials ETF
Investment Income:
Dividend Income	$4,689,255	$72,629	$3,536,205	$156,816
Interest Income	52	1	25	11
Security Lending Income	130,292	—	—	—
Less: Foreign Taxes Withheld	(54,330)	(5,532)	(279,138)	(10,484)
Total Investment Income	4,765,269	67,098	3,257,092	146,343
Supervision and Administration Fees(1)	686,886	18,887	530,409	46,914
Total Expenses	686,886	18,887	530,409	46,914
Net Investment Income	4,078,383	48,211	2,726,683	99,429
Net Realized Gain (Loss) on:
Investments (2)	(12,632,137)	79,381	3,005,060	861,936
Foreign Currency Transactions	(1,446)	(10)	(176)	(409)
Net Realized Gain (Loss) on Investments and Foreign Currency Transactions	(12,633,583)	79,371	3,004,884	861,527
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	7,370,040	(693,919)	(2,867,617)	(1,121,417)
Foreign Currency Translation	(62)	—	(3)	—
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Translations	7,369,978	(693,919)	(2,867,620)	(1,121,417)
Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions and Translations	(5,263,605)	(614,548)	137,264	(259,890)
Net Increase (Decrease) in Net Assets Resulting from Operations	$(1,185,222)	$(566,337)	$2,863,947	$(160,461)

(1)	The Supervision and Administration fees includes fees paid by the Funds for the investment advisory services provided by the Adviser. (See Note 3 in Notes to Financial Statements.)

(2)	Includes realized gains/(losses) as a result of in-kind transactions. (See Note 4 in Notes to Financial Statements).

The accompanying notes are an integral part of the financial statements.

 109

Statements of Operations
For the year ended October 31, 2015

	Global X China Materials ETF	Global X NASDAQ China Technology ETF	Global X Southeast Asia ETF	Global X FTSE Andean 40 ETF
Investment Income:
Dividend Income	$93,853	$228,228	$673,713	$180,344
Interest Income	1	12	10	—
Less: Foreign Taxes Withheld	(4,017)	(5,106)	(29,989)	(22,423)
Total Investment Income	89,837	223,134	643,734	157,921
Supervision and Administration Fees(1)	19,188	123,615	144,236	41,546
Total Expenses	19,188	123,615	144,236	41,546
Net Investment Income	70,649	99,519	499,498	116,375
Net Realized Gain (Loss) on:
Investments (2)	(389,789)	426,009	(3,070,663)	(1,885,525)
Foreign Currency Transactions	(18)	918	(3,087)	(8,477)
Net Realized Gain (Loss) on Investments and Foreign Currency Transactions	(389,807)	426,927	(3,073,750)	(1,894,002)
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	(339,996)	(2,620,410)	(2,491,295)	(313,548)
Foreign Currency Translation	3	—	(577)	4
Net Change in Unrealized Depreciation on Investments and Foreign Currency Translations	(339,993)	(2,620,410)	(2,491,872)	(313,544)
Net Realized and Unrealized Loss on Investments and Foreign Currency Transactions and Translations	(729,800)	(2,193,483)	(5,565,622)	(2,207,546)
Net Decrease in Net Assets Resulting from Operations	$(659,151)	$(2,093,964)	$(5,066,124)	$(2,091,171)

(1)	The Supervision and Administration fees includes fees paid by the Funds for the investment advisory services provided by the Adviser. (See Note 3 in Notes to Financial Statements).

(2)	Includes realized gains/(losses) as a result of in-kind transactions. (See Note 4 in Notes to Financial Statements).

The accompanying notes are an integral part of the financial statements.

 110

Statements of Operations
For the year ended October 31, 2015

	Global X MSCI Colombia ETF	Global X Brazil Mid Cap ETF	Global X Brazil Consumer ETF	Global X MSCI Argentina ETF
Investment Income:
Dividend Income	$2,479,537	$136,359	$117,128	$254,680
Interest Income	129	11,010	15,673	11,253
Security Lending Income	23,303	—	—	—
Less: Foreign Taxes Withheld	(11,875)	(3,455)	(3,108)	(32,722)
Total Investment Income	2,491,094	143,914	129,693	233,211
Supervision and Administration Fees(1)	496,154	33,680	49,093	130,732
Custodian Fees	82,051	–	–	658
Total Expenses	578,205	33,680	49,093	131,390
Waiver of Supervision and Administration Fees	(51,075)	–	–	–
Waiver of Custodian Fees	(82,051)	–	–	–
Net Expenses	445,079	33,680	49,093	131,390
Net Investment Income	2,046,015	110,234	80,600	101,821
Net Realized Gain (Loss) on:
Investments (2)	(32,824,227)	(2,031,038)	(1,698,344)	(418,091)
Foreign Currency Transactions	(624,950)	(3,274)	(14,205)	1,618
Net Realized Loss on Investments and Foreign Currency Transactions	(33,449,177)	(2,034,312)	(1,712,549)	(416,473)
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	(18,878,800)	(863,107)	(2,485,783)	(1,540,975)
Foreign Currency Translations	(9,306)	67	13	(14)
Net Change in Unrealized Depreciation on Investments and Foreign Currency Translations	(18,888,106)	(863,040)	(2,485,770)	(1,540,989)
Net Realized and Unrealized Loss on Investments and Foreign Currency Transactions	(52,337,283)	(2,897,352)	(4,198,319)	(1,957,462)
Net Decrease in Net Assets Resulting from Operations	$(50,291,268)	$(2,787,118)	$(4,117,719)	$(1,855,641)

(1)	The Supervision and Administration fees includes fees paid by the Funds for the investment advisory services provided by the Adviser. (See Note 3 in Notes to Financial Statements).

(2)	Includes realized gains/(losses) as a result of in-kind transactions. (See Note 4 in Notes to Financial Statements).

The accompanying notes are an integral part of the financial statements.

 111

Statements of Operations
For the year ended October 31, 2015

	Global X FTSE Greece 20 ETF		Global X MSCI Norway ETF		Global X FTSE Nordic Region ETF		Global X MSCI Nigeria ETF
Investment Income:
Dividend Income	$5,625,414		$3,141,012		$1,829,732		$1,171,987
Interest Income	122		151		5		204
Security Lending Income	7,412		381,972		6,542		—
Less: Foreign Taxes Withheld	(351,200)		(580,022)		(146,864)		(97,626)
Total Investment Income	5,281,748		2,943,113		1,689,415		1,074,565
Supervision and Administration Fees(1)	1,303,599		451,912		279,063		166,192
Custodian Fees	156,613		–		–		58,656
Total Expenses	1,460,212		451,912		279,063		224,848
Waiver of Custodian Fees	–		–		–		(58,656)
Net Expenses	1,460,212		451,912		279,063		166,192
Net Investment Income	3,821,536		2,491,201		1,410,352		908,373
Net Realized Gain (Loss) on:
Investments	(76,175,038	)(2)	(26,663,663	)(2)	(334,205	)(2)	(4,464,364)
Foreign Currency Transactions	(50,393)		(161,375)		8,655		33,138
Net Realized Loss on Investments and Foreign Currency Transactions	(76,225,431)		(26,825,038)		(325,550)		(4,431,226)
Net Change in Unrealized Depreciation on:
Investments	(8,460,313)		(7,350,161)		(3,970,539)		(5,676,912)
Foreign Currency Translation	(425)		(37,681)		(41,875)		(971)
Net Change in Unrealized Depreciation on Investments and Foreign Currency Translations	(8,460,738)		(7,387,842)		(4,012,414)		(5,677,883)
Net Realized and Unrealized Loss on Investments and Foreign Currency Transactions and Translations	(84,686,169)		(34,212,880)		(4,337,964)		(10,109,109)
Net Decrease in Net Assets Resulting from Operations	$(80,864,633)		$(31,721,679)		$(2,927,612)		$(9,200,736)

(1)	The Supervision and Administration fees includes fees paid by the Funds for the investment advisory services provided by the Adviser. (See Note 3 in Notes to Financial Statements).

(2)	Includes realized gains/(losses) as a result of in-kind transactions. (See Note 4 in Notes to Financial Statements).

The accompanying notes are an integral part of the financial statements.

 112

Statements of Operations
For the year or period ended October 31, 2015

	Global X Next Emerging & Frontier ETF		Global X FTSE Portugal 20 ETF		Global X MSCI Pakistan ETF(3)
Investment Income:
Dividend Income	$3,964,729		$1,412,262		$148,315
Interest Income	—		7		—
Security Lending Income	—		33,018		—
Less: Foreign Taxes Withheld	(344,979)		(214,273)		(15,405)
Total Investment Income	3,619,750		1,231,014		132,910
Supervision and Administration Fees(1)	633,469		205,875		16,940
Custodian Fees	111,494		23,497		5,421
Total Expenses	744,963		229,372		22,361
Net Investment Income	2,874,787		1,001,642		110,549
Net Realized Gain (Loss) on:
Investments	(10,586,106	)(2)	(4,826,440	)(2)	(7,787)
Foreign Currency Transactions	(93,235)		1,939		(939)
Net Realized Loss on Investments and Foreign Currency Transactions	(10,679,341)		(4,824,501)		(8,726)
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	(27,228,926)		(1,686,810)		(460,514)
Foreign Capital Gains Tax on Appreciated Securities	—		—		(21,940)
Foreign Currency Translation	2,084		(11,320)		(491)
Net Change in Unrealized Depreciation on Investments and Foreign Currency Translations	(27,226,842)		(1,698,130)		(482,945)
Net Realized and Unrealized Loss on Investments and Foreign Currency Transactions and Translations	(37,906,183)		(6,522,631)		(491,671)
Net Decrease in Net Assets Resulting from Operations	$(35,031,396)		$(5,520,989)		$(381,122)

(1)	The Supervision and Administration fees includes fees paid by the Funds for the investment advisory services provided by the Adviser. (See Note 3 in Notes to Financial Statements).
(2)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in Notes to Financial Statements).

(3)	The Fund commenced operations on April 22, 2015.

The accompanying notes are an integral part of the financial statements.

 113

Statements of Changes in Net Assets

	Global X China Consumer ETF		Global X China Energy ETF
	Year Ended October 31, 2015	Year Ended October 31, 2014	Year Ended October 31, 2015	Year Ended October 31, 2014
Operations:
Net Investment Income	$4,078,383	$1,913,938	$48,211	$81,755
Net Realized Gain (Loss) on Investments and Foreign Currency Transactions(1)	(12,633,583)	(2,704,977)	79,371	134,132
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Translations	7,369,978	(22,387,593)	(693,919)	(382,964)
Net Decrease in Net Assets Resulting from Operations	(1,185,222)	(23,178,632)	(566,337)	(167,077)
Dividends and Distributions from:
Net Investment Income	(2,353,761)	(1,981,753)	(81,629)	(85,026)
Total Dividends and Distributions	(2,353,761)	(1,981,753)	(81,629)	(85,026)
Capital Share Transactions:
Issued	4,518,462	48,155,014	—	1,700,115
Redeemed	(41,042,576)	(59,534,481)	(2,120,068)	(1,473,525)
Increase (Decrease) in Net Assets from Capital Share Transactions	(36,524,114)	(11,379,467)	(2,120,068)	226,590
Total Decrease in Net Assets	(40,063,097)	(36,539,852)	(2,768,034)	(25,513)
Net Assets:
Beginning of Year	134,014,036	170,553,888	4,508,837	4,534,350
End of Year	$93,950,939	$134,014,036	$1,740,803	$4,508,837
Undistributed Net Investment Income	$3,540,439	$1,730,708	$48,201	$81,629
Share Transactions:
Issued	350,000	3,050,000	—	100,000
Redeemed	(3,200,000)	(4,100,000)	(150,000)	(100,000)
Net Decrease in Shares Outstanding from Share Transactions	(2,850,000)	(1,050,000)	(150,000)	—

(1)	Includes realized gains/(losses) as a result of in-kind transactions. (See Note 4 in Notes to Financial Statements).

The accompanying notes are an integral part of the financial statements.

 114

Statements of Changes in Net Assets

	Global X China Financials ETF		Global X China Industrials ETF
	Year Ended October 31, 2015	Year Ended October 31, 2014	Year Ended October 31, 2015	Year Ended October 31, 2014
Operations:
Net Investment Income	$2,726,683	$581,521	$99,429	$45,160
Net Realized Gain (Loss) on Investments and Foreign Currency Transactions(1)	3,004,884	(2,274,890)	861,527	(488,702)
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Translations	(2,867,620)	(2,627,366)	(1,121,417)	713,362
Net Increase (Decrease) in Net Assets Resulting from Operations	2,863,947	(4,320,735)	(160,461)	269,820
Dividends and Distributions from:
Net Investment Income	(617,666)	(243,282)	(44,362)	(65,300)
Total Dividends and Distributions	(617,666)	(243,282)	(44,362)	(65,300)
Capital Share Transactions:
Issued	45,839,534	43,844,234	6,125,108	2,505,369
Redeemed	(39,313,495)	(33,212,829)	(4,518,645)	(1,137,500)
Increase in Net Assets from Capital Share Transactions	6,526,039	10,631,405	1,606,463	1,367,869
Total Increase in Net Assets	8,772,320	6,067,388	1,401,640	1,572,389
Net Assets:
Beginning of Year	48,585,334	42,517,946	5,820,634	4,248,245
End of Year	$57,357,654	$48,585,334	$7,222,274	$5,820,634
Undistributed Net Investment Income	$2,726,593	$580,994	$95,160	$39,452
Share Transactions:
Issued	2,850,000	3,200,000	350,000	200,000
Redeemed	(2,600,000)	(2,800,000)	(300,000)	(100,000)
Net Increase in Shares Outstanding from Share Transactions	250,000	400,000	50,000	100,000

(1)	Includes realized gains/(losses) as a result of in-kind transactions. (See Note 4 in Notes to Financial Statements).

The accompanying notes are an integral part of the financial statements.

 115

Statements of Changes in Net Assets

	Global X China Materials ETF		Global X NASDAQ China Technology ETF
	Year Ended October 31, 2015	Year Ended October 31, 2014	Year Ended October 31, 2015	Year Ended October 31, 2014
Operations:
Net Investment Income	$70,649	$30,707	$99,519	$54,398
Net Realized Gain (Loss) on Investments and Foreign Currency Transactions(1)	(389,807)	116,946	426,927	222,294
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Translations	(339,993)	(240,082)	(2,620,410)	1,408,514
Net Increase (Decrease) in Net Assets Resulting from Operations	(659,151)	(92,429)	(2,093,964)	1,685,206
Dividends and Distributions from:
Net Investment Income	(30,768)	(36,867)	(64,823)	(3,666)
Total Dividends and Distributions	(30,768)	(36,867)	(64,823)	(3,666)
Capital Share Transactions:
Issued	4,880,764	3,210,002	2,507,379	11,389,496
Redeemed	(5,821,646)	(2,390,367)	(7,251,028)	(1,081,619)
Increase (Decrease) in Net Assets from Capital Share Transactions	(940,882)	819,635	(4,743,649)	10,307,877
Total Increase (Decrease) in Net Assets	(1,630,801)	690,339	(6,902,436)	11,989,417
Net Assets:
Beginning of Year	2,959,319	2,268,980	22,306,871	10,317,454
End of Year	$1,328,518	$2,959,319	$15,404,435	$22,306,871
Undistributed Net Investment Income	$70,631	$30,768	$91,745	$54,302
Share Transactions:
Issued	250,000	200,000	100,000	500,000
Redeemed	(350,000)	(150,000)	(350,000)	(50,000)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	(100,000)	50,000	(250,000)	450,000

(1)	Includes realized gains/(losses) as a result of in-kind transactions. (See Note 4 in Notes to Financial Statements).

The accompanying notes are an integral part of the financial statements.

 116

Statements of Changes in Net Assets

	Global X Southeast Asia ETF		Global X FTSE Andean 40 ETF
	Year Ended October 31, 2015	Year Ended October 31, 2014	Year Ended October 31, 2015	Year Ended October 31, 2014
Operations:
Net Investment Income	$499,498	$782,192	$116,375	$162,703
Net Realized Loss on Investments and Foreign Currency Transactions(1)	(3,073,750)	(1,187,065)	(1,894,002)	(783,510)
Net Change in Unrealized Depreciation on Investments and Foreign Currency Translations	(2,491,872)	(370,487)	(313,544)	(785,045)
Net Decrease in Net Assets Resulting from Operations	(5,066,124)	(775,360)	(2,091,171)	(1,405,852)
Dividends and Distributions from:
Net Investment Income	(689,799)	(1,423,135)	(168,007)	(153,480)
Total Dividends and Distributions	(689,799)	(1,423,135)	(168,007)	(153,480)
Capital Share Transactions:
Issued	1,664,730	871,105	432,014	1,612,500
Redeemed	(10,868,937)	(18,970,966)	(3,930,506)	(1,425,000)
Increase (Decrease) in Net Assets from Capital Share Transactions	(9,204,207)	(18,099,861)	(3,498,492)	187,500
Total Decrease in Net Assets	(14,960,130)	(20,298,356)	(5,757,670)	(1,371,832)
Net Assets:
Beginning of Year	29,335,963	49,634,319	9,010,458	10,382,290
End of Year	$14,375,833	$29,335,963	$3,252,788	$9,010,458
Undistributed Net Investment Income	$447,921	$641,309	$80,784	$140,219
Share Transactions:
Issued	100,000	50,000	50,000	150,000
Redeemed	(750,000)	(1,200,000)	(450,000)	(150,000)
Net Decrease in Shares Outstanding from Share Transactions	(650,000)	(1,150,000)	(400,000)	—

(1)	Includes realized gains/(losses) as a result of in-kind transactions. (See Note 4 in Notes to Financial Statements).

The accompanying notes are an integral part of the financial statements.

 117

Statements of Changes in Net Assets

	Global X MSCI Colombia ETF		Global X Brazil Mid Cap ETF
	Year Ended October 31, 2015	Year Ended October 31, 2014	Year Ended October 31, 2015	Year Ended October 31, 2014
Operations:
Net Investment Income	$2,046,015	$2,347,157	$110,234	$272,879
Net Realized Loss on Investments and Foreign Currency Transactions(1)	(33,449,177)	(1,311,327)	(2,034,312)	(484,122)
Net Change in Unrealized Depreciation on Investments and Foreign Currency Translations	(18,888,106)	(19,271,052)	(863,040)	(902,819)
Net Decrease in Net Assets Resulting from Operations	(50,291,268)	(18,235,222)	(2,787,118)	(1,114,062)
Dividends and Distributions from:
Net Investment Income	(2,318,237)	(4,567,150)	(242,176)	(531,843)
Total Dividends and Distributions	(2,318,237)	(4,567,150)	(242,176)	(531,843)
Capital Share Transactions:
Issued	45,234,599	29,655,286	—	—
Redeemed	(26,696,623)	(55,789,957)	(1,823,648)	(2,802,000)
Increase (Decrease) in Net Assets from Capital Share Transactions	18,537,976	(26,134,671)	(1,823,648)	(2,802,000)
Total Decrease in Net Assets	(34,071,529)	(48,937,043)	(4,852,942)	(4,447,905)
Net Assets:
Beginning of Year	100,687,511	149,624,554	7,942,263	12,390,168
End of Year	$66,615,982	$100,687,511	$3,089,321	$7,942,263
Undistributed Net Investment Income	$491,296	$1,165,141	$55,329	$209,391
Share Transactions:
Issued	4,150,000	1,550,000	—	—
Redeemed	(2,350,000)	(3,050,000)	(200,000)	(200,000)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	1,800,000	(1,500,000)	(200,000)	(200,000)

(1)	Includes realized gains(losses) as a result of in-kind transactions. (See Note 4 in Notes to Financial Statements).

The accompanying notes are an integral part of the financial statements.

 118

Statements of Changes in Net Assets

	Global X Brazil Consumer ETF		Global X MSCI Argentina ETF
	Year Ended October 31, 2015	Year Ended October 31, 2014	Year Ended October 31, 2015	Year Ended October 31, 2014
Operations:
Net Investment Income	$80,600	$269,976	$101,821	$69,027
Net Realized Gain (Loss) on Investments and Foreign Currency Transactions(1)	(1,712,549)	146,889	(416,473)	216,289
Net Change in Unrealized Depreciation on Investments and Foreign Currency Transactions	(2,485,770)	(1,193,505)	(1,540,989)	(1,390,959)
Net Decrease in Net Assets Resulting from Operations	(4,117,719)	(776,640)	(1,855,641)	(1,105,643)
Dividends and Distributions from:
Net Investment Income	(240,598)	(185,072)	(90,100)	(45,738)
Total Dividends and Distributions	(240,598)	(185,072)	(90,100)	(45,738)
Capital Share Transactions:
Issued	—	—	4,191,155	33,130,182
Redeemed	(2,613,701)	(7,882,187)	(7,542,603)	(17,921,744)
Increase (Decrease) in Net Assets from Capital Share Transactions	(2,613,701)	(7,882,187)	(3,351,448)	15,208,438
Total Increase (Decrease) in Net Assets	(6,972,018)	(8,843,899)	(5,297,189)	14,057,057
Net Assets:
Beginning of Year	9,942,650	18,786,549	20,652,247	6,595,190
End of Year	$2,970,632	$9,942,650	$15,355,058	$20,652,247
Undistributed Net Investment Income	$36,221	$238,743	$44,367	$31,028
Share Transactions:
Issued	—	—	200,000	1,500,000
Redeemed	(250,000)	(450,000)	(400,000)	(850,000)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	(250,000)	(450,000)	(200,000)	650,000

(1)	Includes realized gains/(losses) as a result of in-kind transactions. (See Note 4 in Notes to Financial Statements).

The accompanying notes are an integral part of the financial statements.

 119

Statements of Changes in Net Assets

	Global X FTSE Greece 20 ETF		Global X MSCI Norway ETF
	Year Ended October 31, 2015	Year Ended October 31, 2014	Year Ended October 31, 2015	Year Ended October 31, 2014
Operations:
Net Investment Income	$3,821,536	$747,129	$2,491,201	$4,715,125
Net Realized Gain (Loss) on Investments and Foreign Currency Transactions(1)	(76,225,431)	3,451,956	(26,825,038)	1,465,465
Net Change in Unrealized Depreciation on Investments and Foreign Currency Translations	(8,460,738)	(88,239,623)	(7,387,842)	(35,374,857)
Net Decrease in Net Assets Resulting from Operations	(80,864,633)	(84,040,538)	(31,721,679)	(29,194,267)
Dividends and Distributions from:
Net Investment Income	(956,353)	(53,067)	(4,921,308)	(2,012,342)
Net Realized Gains	—	(99,419)	—	—
Total Dividends and Distributions	(956,353)	(152,486)	(4,921,308)	(2,012,342)
Capital Share Transactions:
Issued	336,524,730	365,866,512	41,588,211	157,097,512
Redeemed	(79,997,814)	(236,410,164)	(122,958,997)	(23,318,063)
Increase (Decrease) in Net Assets from Capital Share Transactions	256,526,916	129,456,348	(81,370,786)	133,779,449
Total Increase (Decrease) in Net Assets	174,705,930	45,263,324	(118,013,773)	102,572,840
Net Assets:
Beginning of Year	140,201,261	94,937,937	183,037,614	80,464,774
End of Year	$314,907,191	$140,201,261	$65,023,841	$183,037,614
Undistributed Net Investment Income	$3,523,899	$707,125	$1,890,655	$4,442,674
Share Transactions:
Issued	28,000,000	16,150,000	3,200,000	9,000,000
Redeemed	(6,600,000)	(11,500,000)	(9,500,000)	(1,450,000)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	21,400,000	4,650,000	(6,300,000)	7,550,000

(1)	Includes realized gains/(losses) as a result of in-kind transactions. (See Note 4 in Notes to Financial Statements).

The accompanying notes are an integral part of the financial statements.

 120

Statements of Changes in Net Assets

	Global X FTSE Nordic Region ETF			Global X MSCI Nigeria ETF
	Year Ended October 31, 2015		Year Ended October 31, 2014	Year Ended October 31, 2015	Year Ended October 31, 2014
Operations:
Net Investment Income	$1,410,352		$1,941,897	$908,373	$443,264
Net Realized Gain (Loss) on Investments and Foreign Currency Transactions	(325,550	)(1)	3,135,947 (1)	(4,431,226)	(1,146,397)
Net Change in Unrealized Depreciation on Investments and Foreign Currency Translations	(4,012,414)		(2,958,708)	(5,677,883)	(1,689,895)
Net Increase (Decrease) in Net Assets Resulting from Operations	(2,927,612)		2,119,136	(9,200,736)	(2,393,028)
Dividends and Distributions from:
Net Investment Income	(2,045,741)		(1,480,041)	(505,208)	(76,054)
Net Realized Gains	—		—	—	(16,784)
Total Dividends and Distributions	(2,045,741)		(1,480,041)	(505,208)	(92,838)
Capital Share Transactions:
Issued	2,475,978		13,753,500	19,080,421	14,117,633
Redeemed	(4,833,389)		(10,480,721)	(1,675,335)	(677,320)
Increase (Decrease) in Net Assets from Capital Share Transactions	(2,357,411)		3,272,779	17,405,086	13,440,313
Total Increase (Decrease) in Net Assets	(7,330,764)		3,911,874	7,699,142	10,954,447
Net Assets:
Beginning of Year	59,926,553		56,014,679	16,923,981	5,969,534
End of Year	$52,595,789		$59,926,553	$24,623,123	$16,923,981
Undistributed Net Investment Income	$1,135,677		$1,695,771	$820,220	$383,917
Share Transactions:
Issued	100,000		550,000	2,000,000	950,000
Redeemed	(200,000)		(450,000)	(200,000)	(50,000)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	(100,000)		100,000	1,800,000	900,000

(1)	Includes realized gains/(losses) as a result of in-kind transactions. (See Note 4 in Notes to Financial Statements).

The accompanying notes are an integral part of the financial statements.

 121

Statements of Changes in Net Assets

	Global X Next Emerging & Frontier ETF		Global X FTSE Portugal 20 ETF
	Year Ended October 31, 2015	Period Ended October 31, 2014(1)	Year Ended October 31, 2015	Period Ended October 31, 2014(2)
Operations:
Net Investment Income	$2,874,787	$1,853,596	$1,001,642	$574,014
Net Realized Loss on Investments and Foreign Currency Transactions(3)	(10,679,341)	(238,800)	(4,824,501)	(1,289,384)
Net Change in Unrealized Depreciation on Investments and Foreign Currency Translations	(27,226,842)	(2,082,587)	(1,698,130)	(8,128,731)
Net Decrease in Net Assets Resulting from Operations	(35,031,396)	(467,791)	(5,520,989)	(8,844,101)
Dividends and Distributions from:
Net Investment Income	(2,316,518)	(28,312)	(575,663)	—
Total Dividends and Distributions	(2,316,518)	(28,312)	(575,663)	—
Capital Share Transactions:
Issued	8,809,775	156,318,000	25,089,819	53,026,360
Redeemed	(16,563,940)	(3,794,788)	(18,236,165)	(7,490,738)
Increase (Decrease) in Net Assets from Capital Share Transactions	(7,754,165)	152,523,212	6,853,654	45,535,622
Total Increase (Decrease) in Net Assets	(45,102,079)	152,027,109	757,002	36,691,521
Net Assets:
Beginning of Year/Period	152,027,109	—	36,691,521	—
End of Year/Period	$106,925,030	$152,027,109	$37,448,523	$36,691,521
Undistributed Net Investment Income	$2,242,259	$1,775,431	$1,003,581	$575,664
Share Transactions:
Issued	400,000	6,100,000	2,200,000	3,450,000
Redeemed	(800,000)	(150,000)	(1,650,000)	(550,000)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	(400,000)	5,950,000	550,000	2,900,000

(1)	Commenced operations on November 6, 2013.
(2)	Commenced operations on November 12, 2013.
(3)	Includes realized gains(losses) as a result of in-kind transactions. (See Note 4 in Notes to Financial Statements).

The accompanying notes are an integral part of the financial statements.

 122

Statements of Changes in Net Assets

Global X MSCI Pakistan ETF
Period Ended October 31, 2015(1)
Operations:
Net Investment Income	$110,549
Net Realized Loss on Investments and Foreign Currency Transactions	(8,726)
Net Change in Unrealized Depreciation on Investments and Foreign Currency Translations	(482,945)
Net Decrease in Net Assets Resulting from Operations	(381,122)
Capital Share Transactions:
Issued	6,047,981
Increase in Net Assets from Capital Share Transactions	6,047,981
Total Increase in Net Assets	5,666,859
Net Assets:
Beginning of Period	—
End of Period	$5,666,859
Undistributed Net Investment Income	$110,195
Share Transactions:
Issued	400,000
Net Increase in Shares Outstanding from Share Transactions	400,000

(1)	Commenced operations on April 22, 2015.

The accompanying notes are an integral part of the financial statements.

 123

Financial Highlights

Selected Per Share Data & Ratios

For a Share Outstanding Throughout the Period

	Net Asset Value, Beginning of Period ($)	Net Investment Income ($)*	Net Realized and Unrealized Gain (Loss) on Investments ($)	Total from Operations ($)	Distribution from Net Investment Income ($)	Distribution from Capital Gains ($)	Total from Distributions ($)	Net Asset Value, End of Period ($)	Total Return (%)**	Net Assets End of Period ($)(000)	Ratio of Expenses to Average Net Assets (%)	Ratio of Net Investment Income to Average Net Assets (%)	Portfolio Turnover (%)
Global X China Consumer ETF
2015	13.82	0.53	(0.37)	0.16	(0.26)	—	(0.26)	13.72	1.34	93,951	0.65	3.86	24.57
2014	15.87	0.17	(2.07)	(1.90)	(0.15)	—	(0.15)	13.82	(12.09)	134,014	0.65	1.18	18.89
2013	14.00	0.16	1.88	2.04	(0.17)	—	(0.17)	15.87	14.66	170,554	0.65	1.11	27.76
2012	15.29	0.24	(1.47)	(1.23)	(0.06)	—	(0.06)	14.00	(8.06)	126,715	0.65	1.73	17.32
2011	20.33	0.17	(5.02)	(4.85)	(0.19)	—	(0.19)	15.29	(23.99)	136,858	0.65	0.98	12.37
Global X China Energy ETF
2015	15.03	0.22	(3.31)	(3.09)	(0.33)	—	(0.33)	11.61	(20.89)	1,741	0.65	1.66	15.62
2014	15.11	0.29	(0.09)	0.20	(0.28)	—	(0.28)	15.03	1.34	4,509	0.65	1.90	12.65
2013	13.76	0.26	1.34	1.60	(0.25)	—	(0.25)	15.11	11.72	4,534	0.65	1.82	24.41
2012	13.78	0.25	(0.01)	0.24	(0.26)	—	(0.26)	13.76	1.87	4,816	0.65	1.85	17.22
2011	15.72	0.27	(2.07)	(1.80)	(0.14)	—	(0.14)	13.78	(11.57)	4,822	0.65	1.70	11.39
Global X China Financials ETF
2015	13.50	0.54	1.02	1.56	(0.16)	—	(0.16)	14.90	11.50	57,358	0.65	3.34	15.88
2014	13.29	0.23	0.05 ^	0.28	(0.07)	—	(0.07)	13.50	2.08	48,585	0.65	1.76	6.90
2013	12.03	0.27	1.36	1.63	(0.37)	—	(0.37)	13.29	13.61	42,518	0.65	2.09	33.49
2012	10.92	0.20	0.92	1.12	(0.01)	—	(0.01)	12.03	10.28	6,013	0.65	1.76	14.02
2011	14.77	0.03	(3.56)	(3.53)	(0.32)	—	(0.32)	10.92	(24.29)	10,924	0.65	0.25	41.54
Global X China Industrials ETF
2015	12.93	0.21	1.40	1.61	(0.10)	—	(0.10)	14.44	12.49	7,222	0.65	1.38	23.87
2014	12.14	0.15	0.83	0.98	(0.19)	—	(0.19)	12.93	8.13	5,821	0.65	1.24	10.61
2013	11.40	0.15	0.75	0.90	(0.16)	—	(0.16)	12.14	7.89	4,248	0.65	1.28	19.01
2012	11.39	0.16	(0.13)	0.03	(0.02)	—	(0.02)	11.40	0.30	4,561	0.65	1.48	23.00
2011	17.13	0.13	(5.64)	(5.51)	(0.23)	—	(0.23)	11.39	(32.56)	4,558	0.65	0.88	20.13
Global X China Materials ETF
2015	14.80	0.40	(1.70)	(1.30)	(0.21)	—	(0.21)	13.29	(8.95)	1,329	0.65	2.39	28.59
2014	15.13	0.19	(0.27)	(0.08)	(0.25)	—	(0.25)	14.80	(0.57)	2,959	0.65	1.26	13.51
2013(1)	16.28	0.17	(1.05)	(0.88)	(0.27)	—	(0.27)	15.13	(5.63)	2,269	0.65	1.65	31.07
2012(1)	19.16	0.25	(3.13)	(2.88)	—	—	—	16.28	(15.03)	2,441	0.65	1.50	50.30
2011(1)	29.18	0.01	(9.74)	(9.73)	(0.29)	—	(0.29)	19.16	(33.69)	2,875	0.65	0.05	36.82
Global X NASDAQ China Technology ETF
2015	23.48	0.12	(1.52)	(1.40)	(0.07)	—	(0.07)	22.01	(5.94)	15,404	0.65	0.52	44.95
2014	20.63	0.06	2.80	2.86	(0.01)	—	(0.01)	23.48	13.85	22,307	0.65	0.29	64.79
2013	13.77	0.02	6.92	6.94	(0.08)	—	(0.08)	20.63	50.68	10,317	0.65	0.14	57.24
2012	15.38	0.05	(1.47)	(1.42)	(0.19)	—	(0.19)	13.77	(9.17)	2,754	0.65	0.35	53.45
2011	17.21	0.38	(2.05)	(1.67)	(0.03)	(0.13)	(0.16)	15.38	(9.81)	4,614	0.65	2.26	16.79

(1)	Per share amounts have been restated for a 1 for 2 reverse share split on May 16, 2013. See Note 7 in the Notes to Financial Statements.
^	The amount shown for a share outstanding throughout the period does not accord with the aggregate net gains on investments for the period because of the sales and repurchases of fund shares in relation to fluctuating market value of the investments of the Fund.
*	Per share data calculated using average shares method.
**	Total Return is for the period indicated and has not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

 124

Financial Highlights

Selected Per Share Data & Ratios

For a Share Outstanding Throughout the Period

	Net Asset Value, Beginning of Period ($)	Net Investment Income ($)*	Net Realized and Unrealized Gain (Loss) on Investments ($)	Total from Operations ($)	Distribution from Net Investment Income ($)	Distribution from Capital Gains ($)	Total from Distributions ($)	Net Asset Value, End of Period ($)	Total Return (%)**	Net Assets End of Period ($)(000)	Ratio of Expenses to Average Net Assets (%)		Ratio of Net Investment Income to Average Net Assets (%)		Portfolio Turnover (%)
Global X Southeast Asia ETF
2015	16.76	0.34	(3.61)	(3.27)	(0.42)	—	(0.42)	13.07	(19.97)	14,376	0.65		2.26		24.06
2014	17.12	0.39	(0.16)	0.23	(0.59)	—	(0.59)	16.76	1.68	29,336	0.65		2.36		8.36
2013	16.75	0.47	0.28 ^	0.75	(0.38)	—	(0.38)	17.12	4.50	49,634	0.65		2.73		24.07
2012	15.51	0.51	1.10	1.61	(0.37)	—	(0.37)	16.75	10.77	32,656	0.65		3.23		9.69
2011(1)	15.08	0.38	0.05	0.43	—	—	—	15.51	2.85	23,262	0.62	†	3.46	†	2.68	††
Global X FTSE Andean 40 ETF
2015	10.60	0.17	(3.34)	(3.17)	(0.20)	—	(0.20)	7.23	(30.33)	3,253	0.72		2.02		21.91
2014	12.21	0.19	(1.63)	(1.44)	(0.17)	—	(0.17)	10.60	(11.84)	9,010	0.72		1.71		19.94
2013	14.37	0.23	(2.13)	(1.90)	(0.26)	—	(0.26)	12.21	(13.52)	10,382	0.72		1.71		22.05
2012	13.61	0.23	0.77	1.00	(0.24)	—	(0.24)	14.37	7.63	8,620	0.72		1.65		25.80
2011(2)	14.88	0.19	(1.46)	(1.27)	—	—	—	13.61	(8.53)	6,806	0.72	†	1.81	†	15.83	††
Global X MSCI Colombia ETF
2015	17.42	0.31	(8.53)	(8.22)	(0.41)	—	(0.41)	8.79	(47.93)	66,616	0.61	@	2.80		66.93
2014	20.55	0.40	(2.78)	(2.38)	(0.75)	—	(0.75)	17.42	(11.73)	100,688	0.66	@	2.12		47.57
2013	21.89	0.42	(1.31)	(0.89)	(0.45)	—	(0.45)	20.55	(4.21)	149,625	0.75	@	2.05		52.06
2012	19.19	0.39	2.52	2.91	(0.21)	—	(0.21)	21.89	15.41	182,379	0.78	@	1.92		61.70
2011	22.99	0.29	(3.88)	(3.59)	(0.13)	(0.08)	(0.21)	19.19	(15.69)	141,613	0.81	@	1.39		63.11
Global X Brazil Mid Cap ETF
2015	12.22	0.21	(5.19)	(4.98)	(0.37)	—	(0.37)	6.87	(41.75)	3,089	0.69		2.26		31.63
2014	14.58	0.39	(2.04)	(1.65)	(0.71)	—	(0.71)	12.22	(11.59)	7,942	0.69		2.99		17.72
2013	15.55	0.50	(1.02)	(0.52)	(0.45)	—	(0.45)	14.58	(3.52)	12,390	0.69		3.32		16.38
2012	15.55	0.47	(0.13)	0.34	(0.34)	—	(0.34)	15.55	2.42	20,994	0.69		2.98		34.81
2011	18.28	0.46	(2.94)	(2.48)	(0.23)	(0.02)	(0.25)	15.55	(13.73)	23,329	0.69		2.68		16.90
Global X Brazil Consumer ETF
2015	16.57	0.15	(7.83)	(7.68)	(0.40)	—	(0.40)	8.49	(47.30)	2,971	0.77		1.26		29.16
2014	17.89	0.33	(1.44)	(1.11)	(0.21)	—	(0.21)	16.57	(6.20)	9,943	0.78	‡	1.98		18.59
2013	19.43	0.15	(1.45)	(1.30)	(0.24)	—	(0.24)	17.89	(6.80)	18,787	0.77		0.80		15.01
2012	16.78	0.14	2.73	2.87	(0.22)	—	(0.22)	19.43	17.49	25,257	0.77		0.83		49.88
2011	19.95	0.28	(3.42)	(3.14)	(0.02)	(0.01)	(0.03)	16.78	(15.74)	29,361	0.77		1.53		37.28
Global X MSCI Argentina ETF
2015	21.18	0.11	(1.39)	(1.28)	(0.09)	—	(0.09)	19.81	(6.04)	15,355	0.74		0.58		26.88
2014	20.29	0.10	0.91 ^	1.01	(0.12)	—	(0.12)	21.18	5.03	20,652	0.74		0.49		95.29
2013(3)	16.84	0.10	3.53	3.63	(0.18)	—	(0.18)	20.29	21.73	6,595	0.74		0.57		26.52
2012(3)	22.04	0.24	(4.85)	(4.61)	(0.59)	—	(0.59)	16.84	(21.44)	2,946	0.74		1.25		29.51
2011(3)(4)	29.86	0.45	(8.27)	(7.82)	—	—	—	22.04	(26.19)	3,857	0.75	†	2.53	†	40.86	††

(1)	The Fund commenced operations on February 16, 2011.
(2)	The Fund commenced operations on February 2, 2011.
(3)	Per share amounts have been restated for a 1 for 2 reverse share split on May 16, 2013. See Note 7 in the Notes to Financial Statements.
(4)	The Fund commenced operations on March 2, 2011.
^	The amount shown for a share outstanding throughout the period does not accord with the aggregate net gains on investments for the period because of the sales and repurchases of fund shares in relation to fluctuating market value of the investments of the Fund.
*	Per share data calculated using average shares method.
**	Total Return is for the period indicated and has not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
†	Annualized.
††	Portfolio turnover rate is for the period indicated and has not been annualized. Excludes effect of in-kind transfers.
@	The ratio of Expenses to Average Net Assets includes the effect of a waiver. If these offsets were excluded, the ratio would have been 0.79%, 0.78%, 0.80%, 0.83%, and 0.83% for the years ended October 31, 2015, 2014, 2013, 2012, and 2011, respectively.
‡	The ratio of Expenses to Average Net Assets includes the effect of income taxes. If these expenses were excluded, the ratio would have been 0.77% for the Global X Brazil Consumer ETF.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

 125

Financial Highlights

Selected Per Share Data & Ratios

For a Share Outstanding Throughout the Period

	Net Asset Value, Beginning of Period ($)	Net Investment Income ($)*	Net Realized and Unrealized Gain (Loss) on Investments ($)	Total from Operations ($)	Distribution from Net Investment Income ($)	Distribution from Capital Gains ($)	Total from Distributions ($)	Net Asset Value, End of Period ($)	Total Return (%)**	Net Assets End of Period ($)(000)	Ratio of Expenses to Average Net Assets (%)		Ratio of Net Investment Income to Average Net Assets (%)		Portfolio Turnover (%)
Global X FTSE Greece 20 ETF
2015	15.84	0.18	(5.48)	(5.30)	(0.13)	—	(0.13)	10.41	(33.66)	314,907	0.62		1.61		29.35
2014	22.60	0.08	(6.83)	(6.75)	(0.01)	—	(0.01)	15.84	(29.83)	140,201	0.62		0.38		64.19
2013	16.16	0.15	6.32	6.47	(0.02)	(0.01)	(0.03)	22.60	40.14	94,938	0.61		0.84		77.29
2012(1)	15.18	0.25	0.76	1.01	(0.03)	—	(0.03)	16.16	6.70	25,863	0.62	†	1.93	†	23.99	††
Global X MSCI Norway ETF
2015	14.82	0.34	(3.58)	(3.24)	(0.83)	—	(0.83)	10.75	(22.50)	65,024	0.50		2.76		16.05
2014	16.76	0.63	(2.18)	(1.55)	(0.39)	—	(0.39)	14.82	(9.46)	183,038	0.50		3.76		26.50
2013	15.09	0.50	1.60	2.10	(0.43)	—	(0.43)	16.76	14.21	80,465	0.50		3.23		11.01
2012	13.96	0.49	1.00	1.49	(0.36)	—	(0.36)	15.09	11.24	61,129	0.50		3.52		23.39
2011(2)	14.80	0.44	(1.27)	(0.83)	(0.01)	—	(0.01)	13.96	(5.62)	74,707	0.50	†	3.03	†	24.26	††
Global X FTSE Nordic Region ETF
2015	24.36	0.59	(1.81)	(1.22)	(0.85)	—	(0.85)	22.29	(5.05)	52,596	0.50		2.53		7.76
2014	23.74	0.79	0.46	1.25	(0.63)	—	(0.63)	24.36	5.30	59,927	0.50		3.16		6.05
2013	18.65	0.62	4.97	5.59	(0.50)	—	(0.50)	23.74	30.54	56,015	0.50		2.92		8.95
2012	17.47	0.50	1.27	1.77	(0.53)	(0.06)	(0.59)	18.65	10.84	26,293	0.50		2.88		10.15
2011	19.22	0.53	(2.11)	(1.58)	(0.17)	—	(0.17)	17.47	(8.34)	29,005	0.50		2.74		3.59
Global X MSCI Nigeria ETF
2015	13.02	0.34	(5.11)	(4.77)	(0.31)	—	(0.31)	7.94	(37.25)	24,623	0.68	@	3.72		34.00
2014	14.92	0.47	(2.16)	(1.69)	(0.17)	(0.04)	(0.21)	13.02	(11.55)	16,924	0.68	@	3.14		54.75
2013(3)	15.31	0.30	(0.69)	(0.39)	—	—	—	14.92	(2.55)	5,970	0.68	†@	3.54	†	5.44	††
Global X Next Emerging & Frontier ETF
2015	25.55	0.49	(6.37)	(5.88)	(0.40)	—	(0.40)	19.27	(23.29)	106,925	0.58		2.22		19.72
2014(4)	25.08	0.51	0.01 ^	0.52	(0.05)	—	(0.05)	25.55	2.07	152,027	0.58	†‡	2.00	†	24.14	††
Global X FTSE Portugal 20 ETF
2015	12.65	0.30	(1.87)	(1.57)	(0.23)	—	(0.23)	10.85	(12.39)	37,449	0.61		2.68		35.26
2014(5)	15.04	0.38	(2.77)	(2.39)	—	—	—	12.65	(15.89)	36,692	0.61	†	2.58	†	53.58	††
Global X MSCI Pakistan ETF
2015(6)	15.28	0.35	(1.46)	(1.11)	—	—	—	14.17	(7.26)	5,667	0.90	†	4.43	†	19.31	††

(1)	The Fund commenced operations on December 7, 2011.
(2)	The Fund commenced operations on November 9, 2010.
(3)	The Fund commenced operations on April 2, 2013.
(4)	The Fund commenced operations on November 6, 2013.
(5)	The Fund commenced operations on November 12, 2013.
(6)	The Fund commenced operations on April 22, 2015.
^	The amount shown for a share outstanding throughout the period does not accord with the aggregate net gains on investments for the period because of the sales and repurchases of fund shares in relation to fluctuating market value of the investments of the Fund.
*	Per share data calculated using average shares method.
**	Total Return is for the period indicated and has not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
†	Annualized.
††	Portfolio turnover rate is for the period indicated and has not been annualized. Excludes effect of in-kind transfers.
@	The ratio of Expenses to Average Net Assets includes the effect of a waiver. If these offsets were excluded, the ratio would have been 0.92%, 0.92% and 0.92% for the years and or period ended October 31, 2015, 2014, and 2013, respectively.
‡	The ratio of Expenses to Average Net Assets includes the effect of income taxes. If these expenses were excluded, the ratio would have been 0.58% for the Global X Next Emerging & Frontier ETF.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

 126

Notes to Financial Statements
October 31, 2015

1. ORGANIZATION

The Global X Funds (the "Trust") is a Delaware statutory trust formed on March 6, 2008. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. As of October 31, 2015, the Trust had ninety-one portfolios, forty-seven of which were operational. The financial statements herein and the related notes pertain to the Global X China Consumer ETF, Global X China Energy ETF, Global X China Financials ETF, Global X China Industrials ETF, Global X China Materials ETF, Global X NASDAQ China Technology ETF, Global X Southeast Asia ETF, Global X FTSE Andean 40 ETF, Global X MSCI Colombia ETF, Global X Brazil Mid Cap ETF, Global X Brazil Consumer ETF, Global X MSCI Argentina ETF, Global X FTSE Greece 20 ETF, Global X MSCI Norway ETF, Global X FTSE Nordic Region ETF, Global X MSCI Nigeria ETF, Global X Next Emerging & Frontier ETF, Global X FTSE Portugal 20 ETF and Global X MSCI Pakistan ETF (each a “Fund”, and collectively, the “Funds”). Each Fund has elected non-diversification status.

The Global X MSCI Pakistan ETF commenced operations on April 22, 2015.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the Significant Accounting Policies followed by the Funds.

USE OF ESTIMATES — The Funds are investment companies that apply the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. The preparation of financial statements in conformity with U.S. generally accepted accounting principles ("U.S. GAAP") requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ and the Nigerian Stock Exchange), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded (or at approximately 4:00 pm if a security’s primary exchange is normally open at that time), or, if there is no such reported sale, at the most recent mean between the quoted bid and asked prices (absent both bid and asked prices on such exchange, the bid price may be used).

For securities traded on NASDAQ and the Nigerian Stock Exchange, the Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. Prices for most securities held in the Funds are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Funds seek to obtain a bid price from at least one independent broker.

 127

Notes to Financial Statements
October 31, 2015 (continued)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

Securities for which market prices are not "readily available" are valued in accordance with Fair Value Procedures established by the Board of Trustees (the “Board”). The Funds’ Fair Value Procedures are implemented through a Fair Value Committee (the "Committee") designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security's trading has been halted or suspended; the security has been de-listed from its primary trading exchange; the security's primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security's primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. In addition, the Funds may fair value their securities if an event that may materially affect the value of the Funds’ securities that traded outside of the United States (a “Significant Event”) has occurred between the time of the security's last close and the time that the Funds calculate net asset value. A Significant Event may relate to a single issuer or to an entire market sector. Events that may be Significant Events include: government actions, natural disaster, armed conflict, acts of terrorism and significant market fluctuations. If Global X Management Company LLC (the “Adviser”) becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Funds calculate net asset value, it may request that a Committee meeting be called. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. As of October 31, 2015, there were securities valued using Fair Value Procedures of $922,853, $668, $457, $7,911, $11,264 and $9,309,333 in Global X China Industrials ETF, Global X China Materials ETF, Global X MSCI Colombia ETF, Global X Brazil Mid Cap ETF, Global X Brazil Consumer ETF and Global X FTSE Greece 20 ETF, respectively. There were no other securities priced using the Fair Value Procedures.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

Level 1 – Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date

Level 2 – Other significant observable inputs (including quoted prices in non-active markets, quoted prices for similar investments, fair value of investments for which the Funds have the ability to fully redeem tranches at net asset value as of the measurement date or within the near term, and short-term investments valued at amortized cost)

Level 3 – Significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments, fair value of investments for which the Funds do not have the ability to fully redeem tranches at net asset value as of the measurement date or within the near term)

 128

Notes to Financial Statements
October 31, 2015 (continued)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

For the year ended October 31, 2015, there have been no significant changes to the Funds’ fair valuation methodologies.

The following table summarizes the quantitative inputs and assumptions used for items categorized as material Level 3 investments as of October 31, 2015. The disclosures below also include qualitative information on the sensitivity of the fair value measurements to changes in the significant unobservable inputs.

Global X China Industrials ETF

Quantitative information about Level 3 fair value measurements

	Fair Value at
Assets	10/31/2015	Valuation Technique(s)	Unobservable Input	Discount Percentage
Common Stock	$922,853	Discount from the Last Traded Price	Last Traded Price Comparability Adjustment %	1-33%

The unobservable input used to determine fair value of the Level 3 asset may have similar or diverging impacts on valuation. Significant increases and decreases in this input could result in significantly higher or lower fair value measurement.

DUE TO/FROM BROKERS — Due to/from brokers includes cash and collateral balances with the Funds’ clearing brokers or counterparties at October 31, 2015. The Funds continuously monitor the credit standing of each broker or counterparty with whom they conduct business.  In the event a broker or counterparty is unable to fulfill its obligations, the Funds would be subject to counterparty credit risk.

 129

Notes to Financial Statements
October 31, 2015 (continued)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

REPURCHASE AGREEMENTS — Securities pledged as collateral for repurchase agreements are held by Citibank, N.A. and are designated as being held on each Fund’s behalf by its custodian under a book-entry system. Each Fund monitors the adequacy of the collateral on a daily basis and can require the seller to provide additional collateral in the event the market value of the securities pledged falls below the carrying value of the repurchase agreement, including accrued interest. It is the Funds’ policy to only enter into repurchase agreements with banks and other financial institutions which are deemed by the Adviser to be creditworthy. The Fund bears the risk of loss in the event that the other party to a repurchase agreement defaults on its obligations and the Fund is prevented from exercising its rights to dispose of the underlying securities received as collateral and the risk of a possible decline in the value of the underlying securities during the period. For financial statement purposes, the Funds record the securities lending collateral (included in Repurchase Agreements, at value or restricted cash) as an asset and the obligation to return securities lending collateral as a liability on the Statements of Assets and Liabilities.

Repurchase agreements are entered into by the Funds under Master Repurchase Agreements (“MRA”) which permit the Funds, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from the Funds.

At October 31, 2015, the open repurchase agreements by counterparty which are subject to a MRA on a net payment basis are as follows:

		Fair Value of Non-cash	Cash Collateral
	Repurchase Agreements	Collateral Received	Received	Net Amount(1)
Global X China Consumer ETF
Barclays	$8,000,000	$8,000,000	$-	$-
Deutsche Bank	2,561,545	2,561,545	-	-
Global X MSCI Norway ETF
Barclays	5,000,000	5,000,000	-	-
Deutsche Bank	1,910,366	1,910,366	-	-
Global X FTSE Nordic Region ETF
Deutsche Bank	595,000	595,000	-	-
Global X FTSE Portugal 20 ETF
Deutsche Bank	2,773,662	2,773,662	-	-

(1)Net Amount represents the net amount receivable due from the counterparty in the event of default.

FEDERAL INCOME TAXES — It is each Fund’s intention to qualify or continue to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended. Accordingly, no provisions for Federal income taxes have been made in the financial statements.

The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is "more-likely-than-not" (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year.

 130

Notes to Financial Statements
October 31, 2015 (continued)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

The Funds did not record any tax provision in the current period. However, management’s conclusions regarding tax positions may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last three tax year ends, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

As of and during the year ended October 31, 2015, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the year, the Funds did not incur any interest or penalties.

SECURITY TRANSACTIONS AND INVESTMENT INCOME — Security transactions are accounted for on the trade date for financial reporting purposes. Costs used in determining realized gains and losses on the sale of investment securities are based on specific identification. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis from the settlement date.

FOREIGN CURRENCY TRANSACTIONS AND TRANSLATION — The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the relevant rates of exchange prevailing on the respective dates of such transactions. The Funds do not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains and losses on investments on the Statement of Operations. Net realized and unrealized gains and losses on foreign currency transactions and translations represent net foreign exchange gains or losses from foreign currency spot contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent amounts actually received or paid.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS — The Funds distribute their net investment income on a pro rata basis. Any net realized capital gains are distributed annually. All distributions are recorded on ex-dividend date.

CREATION UNITS — The Funds issue and redeem shares ("Shares") at Net Asset Value (“NAV”) and only in large blocks of Shares, (each block of Shares for a Fund is called a "Creation Unit" or multiples thereof). Purchasers of Creation Units ("Authorized Participants") at NAV must pay a standard creation transaction fee per transaction. The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an investor on the same day. An Authorized Participant who holds Creation Units and wishes to redeem at NAV would also pay a standard redemption fee per transaction payable to Brown Brothers Harriman & Co. (“BBH”), the Fund’s custodian (“Custodian”), on the date of such redemption, regardless of the number of Creation Units redeemed that day.

 131

Notes to Financial Statements
October 31, 2015 (continued)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

If a Creation Unit is purchased or redeemed for cash, a higher Transaction Fee will be charged. The following table discloses Creation Unit breakdown:

			Value at
	Creation Unit	Creation	October 31,	Redemption
	Shares	Fee	2015	Fee
Global X China Consumer ETF	50,000	$1,900	$686,000	$1,900
Global X China Energy ETF	50,000	1,900	580,500	1,900
Global X China Financials ETF	50,000	1,900	745,000	1,900
Global X China Industrials ETF	50,000	1,900	722,000	1,900
Global X China Materials ETF	50,000	1,900	664,500	1,900
Global X NASDAQ China Technology ETF	50,000	1,900	1,100,500	1,900
Global X Southeast Asia ETF	50,000	2,300	653,500	2,300
Global X FTSE Andean 40 ETF	50,000	2,300	361,500	2,300
Global X MSCI Colombia ETF	50,000	2,500	439,500	2,500
Global X Brazil Mid Cap ETF	50,000	1,900	343,500	1,900
Global X Brazil Consumer ETF	50,000	1,500	424,500	1,500
Global X MSCI Argentina ETF	50,000	1,000	990,500	1,000
Global X FTSE Greece 20 ETF	50,000	1,000	520,500	1,000
Global X MSCI Norway ETF	50,000	1,400	537,500	1,400
Global X FTSE Nordic Region ETF	50,000	1,400	1,114,500	1,400
Global X MSCI Nigeria ETF	50,000	2,300	397,000	2,300
Global X Next Emerging & Frontier ETF	50,000	9,500	963,500	9,500
Global X FTSE Portugal 20 ETF	50,000	1,000	542,500	1,000
Global X MSCI Pakistan ETF	50,000	3,800	708,500	3,800

3. RELATED PARTY TRANSACTIONS

The Adviser serves as the investment adviser and the administrator for the Funds. Subject to the supervision of the Board of Trustees, the Adviser is responsible for managing the investment activities of the Funds and the Funds’ business affairs and other administrative matters and provides or causes to be furnished all supervisory, administrative and other services reasonably necessary for the operation of the Funds, including certain distribution services (provided pursuant to a separate distribution services agreement), certain shareholder and distribution-related services (provided pursuant to a separate Rule 12b-1 Plan and related agreements) and investment advisory services (provided pursuant to a separate Investment Advisory Agreement), under what is essentially an "all-in" fee structure. For its service to the Funds, under the Supervision and Administration Agreement, each Fund pays a monthly fee to the Adviser at the annual rate (stated as a percentage of the average daily net assets of the Fund). In addition, the Funds bear other expenses, directly and indirectly that are not covered by the Supervision and Administration Agreement, which may vary and affect the total expense ratios of the Funds, such as taxes, brokerage fees, commissions and other transaction expenses, interest expenses, acquired fund fees and extraordinary expenses (such as litigation and indemnification expenses). In addition, the Global X MSCI Colombia ETF, Global X MSCI Argentina ETF, Global X FTSE Greece 20 ETF, Global X MSCI Nigeria ETF, Global X Next Emerging & Frontier ETF, Global X FTSE Portugal 20 ETF and Global X MSCI Pakistan ETF pay custodial fees that are not covered by the Supervision and Administration Agreement. Pursuant to an agreement with the Custodian, the Global X MSCI Colombia ETF, Global X MSCI Argentina ETF,

 132

Notes to Financial Statements
October 31, 2015 (continued)

3. RELATED PARTY TRANSACTIONS (continued)

Global X FTSE Greece 20 ETF, Global X MSCI Nigeria ETF, Global X Next Emerging & Frontier ETF, Global X FTSE Portugal 20 ETF and Global X MSCI Pakistan ETF may pay up to 0.11%, 0.01%, 0.06%, 0.24%, 0.09%, 0.06% and 0.20%, respectively, in Custody Fees (in addition to the

Supervision and Administration Fee).

Supervision
and
Administration
Fee
Global X China Consumer ETF	0.65%
Global X China Energy ETF	0.65%
Global X China Financials ETF	0.65%
Global X China Industrials ETF	0.65%
Global X China Materials ETF	0.65%
Global X NASDAQ China Technology ETF	0.65%
Global X Southeast Asia ETF	0.65%
Global X FTSE Andean 40 ETF	0.72%
Global X MSCI Colombia ETF*	0.61%
Global X Brazil Mid Cap ETF	0.69%
Global X Brazil Consumer ETF	0.77%
Global X MSCI Argentina ETF	0.74%
Global X FTSE Greece 20 ETF	0.55%
Global X MSCI Norway ETF	0.50%
Global X FTSE Nordic Region ETF	0.50%
Global X MSCI Nigeria ETF**	0.68%
Global X Next Emerging & Frontier ETF	0.49%
Global X FTSE Portugal 20 ETF	0.55%
Global X MSCI Pakistan ETF	0.68%

*Pursuant to an expense limitation agreement, the Adviser has agreed to waive or reimburse fees and/or limit fund expenses to the extent necessary to assure that the operating expenses of the Global X MSCI Colombia Fund (the “Fund”) (exclusive of taxes, brokerage fees, commissions, and other transaction expenses, interest and extraordinary expenses (such as litigation and indemnification expenses)) will not exceed 0.61% of the Fund’s average daily net assets per year until at least March 1, 2016. The Fund (at a later date) may reimburse the Adviser for the fees and expenses it waived or reimbursed and/or limited pursuant to the expense limitation agreement during any of the prior three fiscal years, provided that, among other things, any reimbursement made to the Adviser does not cause Total Annual Fund Operating Expenses to exceed the maximum permitted rate during the period in which it is paid and the Board of Trustees has approved such reimbursement to the Adviser. At October 31, 2015, the amounts of waivers/reimbursements subject to recoupment for Global X MSCI Colombia ETF were $133,126 expiring in 2018, $132,223 expiring in 2017, $84,928 expiring in 2016 and $77,243 expiring in 2015. As of October 31, 2015, there had been no recoupment of previously waived and reimbursed fees.

**Pursuant to an expense limitation agreement, the Adviser has agreed to waive or reimburse fees and/or limit fund expenses to the extent necessary to assure that the operating expenses of the Global X MSCI Nigeria Fund (the “Fund”) (exclusive of taxes, brokerage fees, commissions, and other transaction expenses, interest and extraordinary expenses (such as litigation and indemnification expenses)) will not exceed 0.68% of the Fund’s average daily net assets per year until at least March 1, 2016. The Fund (at a later date) may reimburse the Adviser for the fees and expenses it waived or reimbursed and/or limited pursuant to the expense limitation agreement during any of the prior three fiscal years, provided that, among other things, any reimbursement made to the Adviser does not cause Total Annual Fund Operating Expenses of the Fund to exceed the maximum permitted rate during the period in which it is paid and the Board of Trustees has approved such reimbursement to the Adviser. At October 31, 2015, the amounts of waivers/reimbursements subject to recoupment for Global X MSCI Nigeria ETF were $58,656 expiring in 2018, $33,893 expiring in 2017 and $5,469 expiring in 2016. As of October 31, 2015, there had been no recoupment of previously waived and reimbursed fees.

 133

Notes to Financial Statements
October 31, 2015 (continued)

3. RELATED PARTY TRANSACTIONS (continued)

SEI Investments Global Funds Services (“SEIGFS”) serves as Sub-Administrator to the Funds. As Sub-Administrator, SEIGFS provides the Funds with the required general administrative services, including, without limitation: office space, equipment, and personnel; clerical and general back office services; bookkeeping, internal accounting and secretarial services; the calculation of NAV; and assistance with the preparation and filing of reports, registration statements, proxy statements and other materials required to be filed or furnished by the Funds under federal and state securities laws. As compensation for these services, the Sub-Administrator receives certain out-of-pocket costs, transaction fees and asset-based fees which are accrued daily and paid monthly by the Adviser.

SEI Investments Distribution Co. (“SIDCO”) serves as each Fund’s underwriter and distributor of Shares pursuant to a Distribution Agreement. Under the Distribution Agreement, SIDCO, as agent, receives orders to create and redeem Shares in Creation Unit Aggregations and transmits such orders to the Trust’s custodian and transfer agent. The Distributor has no obligation to sell any specific quantity of Fund Shares. SIDCO bears the following costs and expenses relating to the distribution of Shares: (i) the costs of processing and maintaining records of creations of Creation Units; (ii) all costs of maintaining the records required of a registered broker/dealer; (iii) the expenses of maintaining its registration or qualification as a dealer or broker under Federal or state laws; (iv) filing fees; and (v) all other expenses incurred in connection with the distribution services as contemplated in the Distribution Agreement. SIDCO receives no fee for its distribution services under the Distribution Agreement.

BBH, located at 50 Post Office Square, Boston, MA 02110, serves as Custodian of the Funds’ assets. As Custodian, BBH has agreed to (1) make receipts and disbursements of money on behalf of the Fund, (2) collect and receive all income and other payments and distributions on account of the Funds’ portfolio investments, (3) respond to correspondence from shareholders, security brokers and others relating to its duties; and (4) make periodic reports to the Funds concerning the Funds’ operations. BBH does not exercise any supervisory function over the purchase and sale of securities. As compensation for these services, the Custodian receives certain out-of-pocket costs, transaction fees and asset-based fees which are accrued daily and paid monthly by the Adviser from its fees. BBH also serves as Transfer Agent. As Transfer Agent, BBH has agreed to (1) issue and redeem shares of each Fund, (2) make dividend and other distributions to shareholders of each Fund, (3) respond to correspondence by shareholders and others relating to its duties; (4) maintain shareholder accounts, and (5) make periodic reports to the Funds. As compensation for these services, the Transfer Agent receives certain out of-pocket costs, transaction fees and asset-based fees which are accrued daily and paid monthly by the Adviser from its fees.

 134

Notes to Financial Statements
October 31, 2015 (continued)

4. INVESTMENT TRANSACTIONS

For the year or period ended October 31, 2015, the purchases and sales of investments in securities, excluding in-kind transactions, long-term U.S. Government and short-term securities were:

	Purchases	Sales and Maturities
Global X China Consumer ETF	$30,751,542	$25,971,341
Global X China Energy ETF	455,467	486,280
Global X China Financials ETF	14,503,566	12,523,990
Global X China Industrials ETF	1,932,432	1,702,740
Global X China Materials ETF	840,759	835,957
Global X NASDAQ China Technology ETF	9,336,099	8,508,746
Global X Southeast Asia ETF	5,307,091	7,879,757
Global X FTSE Andean 40 ETF	1,242,394	2,927,625
Global X MSCI Colombia ETF	61,866,261	49,605,675
Global X Brazil Mid Cap ETF	1,562,630	2,596,914
Global X Brazil Consumer ETF	1,870,841	4,097,089
Global X MSCI Argentina ETF	4,740,155	4,876,287
Global X FTSE Greece 20 ETF	72,684,808	68,861,352
Global X MSCI Norway ETF	15,119,515	16,399,266
Global X FTSE Nordic Region ETF	4,280,707	5,049,826
Global X MSCI Nigeria ETF	25,991,844	8,134,895
Global X Next Emerging & Frontier ETF	25,443,507	27,112,857
Global X FTSE Portugal 20 ETF	13,331,652	13,060,614
Global X MSCI Pakistan ETF	7,073,642	911,490

During the year or period ended October 31, 2015, there were no purchases or sales of long-term U.S. Government securities for the Funds.

 135

Notes to Financial Statements
October 31, 2015 (continued)

4. INVESTMENT TRANSACTIONS (continued)

For the year or period ended October 31, 2015 and October 31, 2014, in-kind transactions associated with creations and redemptions were, respectively:

		Sales and	Realized Gain
	Purchases	Maturities	(Loss)
Global X China Consumer ETF	$1,135,345	$41,029,893	$(3,147,297)
Global X China Energy ETF	-	2,122,033	219,731
Global X China Financials ETF	45,882,818	39,106,611	3,401,732
Global X China Industrials ETF	6,131,493	4,518,457	1,036,289
Global X China Materials ETF	4,885,323	5,808,257	(332,946)
Global X NASDAQ China Technology ETF	1,415,138	6,938,264	1,274,116
Global X Southeast Asia ETF	1,207,349	8,031,728	(919,877)
Global X FTSE Andean 40 ETF	234,771	2,109,859	(480,205)
Global X MSCI Colombia ETF	15,101,015	9,743,616	(280,459)
Global X Brazil Mid Cap ETF	-	892,420	(229,856)
Global X Brazil Consumer ETF	-	513,276	(471,937)
Global X MSCI Argentina ETF	4,124,088	7,272,609	164,299
Global X FTSE Greece 20 ETF	334,382,731	79,994,697	(11,482,974)
Global X MSCI Norway ETF	41,440,084	122,868,376	(20,092,704)
Global X FTSE Nordic Region ETF	2,472,391	4,832,278	1,294,820
Global X MSCI Nigeria ETF	-	-	-
Global X Next Emerging & Frontier ETF	6,537,161	12,195,780	(829,169)
Global X FTSE Portugal 20 ETF	25,105,756	18,233,849	(1,050,630)
Global X MSCI Pakistan ETF	-	-	-

		Sales and	Realized Gain
	Purchases	Maturities	(Loss)
Global X China Consumer ETF	$47,940,122	$59,438,708	$8,591,703
Global X China Energy ETF	1,699,167	1,473,707	285,984
Global X China Financials ETF	43,833,368	33,262,860	(1,909,351)
Global X China Industrials ETF	2,505,310	1,137,325	(192,086)
Global X China Materials ETF	3,140,144	2,325,727	242,887
Global X NASDAQ China Technology ETF	11,399,519	1,083,174	427,255
Global X Southeast Asia ETF	618,059	13,850,456	(775,180)
Global X FTSE Andean 40 ETF	861,619	778,248	(48,376)
Global X MSCI Colombia ETF	10,416,753	19,375,791	(1,830,863)
Global X Brazil Mid Cap ETF	-	1,446,513	210,770
Global X Brazil Consumer ETF	-	1,757,766	(6,808)
Global X MSCI Argentina ETF	31,901,934	17,604,834	1,741,787
Global X FTSE Greece 20 ETF	362,238,361	236,278,267	16,402,582
Global X MSCI Norway ETF	156,687,697	23,285,532	3,808,749
Global X FTSE Nordic Region ETF	13,746,411	10,481,543	3,016,773
Global X MSCI Nigeria ETF	3,562,309	-	-
Global X Next Emerging & Frontier ETF	107,644,116	2,778,201	215,323
Global X FTSE Portugal 20 ETF	53,044,408	7,499,502	396,498

 136

Notes to Financial Statements
October 31, 2015 (continued)

5. TAX INFORMATION

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to undistributed net investment income (loss), accumulated net realized gain (loss) or paid-in capital, as appropriate, in the period that the differences arise.

The following differences, primarily attributable to foreign currency, redemptions in-kind and sales of passive foreign investment companies, have been reclassified to/from the following accounts during the fiscal period ended October 31, 2015.

Global X Funds	Paid-in Capital	Undistributed Net Investment Income/(Loss)	Accumulated Net Realized Gain/(Loss)
Global X China Consumer ETF	$(5,132,406)	$85,109	$5,047,297
Global X China Energy ETF	214,899	(10)	(214,889)
Global X China Financials ETF	3,340,376	36,582	(3,376,958)
Global X China Industrials ETF	939,021	641	(939,662)
Global X China Materials ETF	(333,360)	(18)	333,378
Global X NASDAQ China Technology ETF	1,209,798	2,747	(1,212,545)
Global X Southeast Asia ETF	(946,998)	(3,087)	950,085
Global X FTSE Andean 40 ETF	(572,037)	(7,803)	579,840
Global X MSCI Colombia ETF	(325,167)	(401,623)	726,790
Global X Brazil Mid Cap ETF	(229,958)	(22,120)	252,078
Global X Brazil Consumer ETF	(480,057)	(42,524)	522,581
Global X MSCI Argentina ETF	(53,088)	1,618	51,470
Global X FTSE Greece 20 ETF	(17,050,388)	(48,409)	17,098,797
Global X MSCI Norway ETF	(22,212,881)	(121,912)	22,334,793
Global X FTSE Nordic Region ETF	1,173,086	75,295	(1,248,381)
Global X MSCI Nigeria ETF	(30,368)	33,138	(2,770)
Global X Next Emerging & Frontier ETF	(830,963)	(91,441)	922,404
Global X FTSE Portugal 20 ETF	(1,187,069)	1,938	1,185,131
Global X MSCI Pakistan ETF(1)	—	(354)	354

(1) Commenced operations on April 22, 2015.

 137

Notes to Financial Statements
October 31, 2015 (continued)

5. TAX INFORMATION (continued)

The tax character of dividends and distributions declared during the periods ended October 31, 2015 and 2014 were as follows:

Global X Funds	Ordinary Income	Long-Term Capital Gain	Totals

Global X China Consumer ETF
2015	$2,353,761	$–	$2,353,761
2014	1,981,753	–	1,981,753
Global X China Energy ETF
2015	$81,629	$–	$81,629
2014	85,026	–	85,026
Global X China Financials ETF
2015	$617,666	$–	$617,666
2014	243,282	–	243,282
Global X China Industrials ETF
2015	$44,362	$–	$44,362
2014	65,300	–	65,300
Global X China Materials ETF
2015	$30,768	$–	$30,768
2014	36,867	–	36,867
Global X NASDAQ China Technology ETF
2015	$64,823	$–	$64,823
2014	3,666	–	3,666
Global X Southeast Asia ETF
2015	$689,799	$–	$689,799
2014	1,423,135	–	1,423,135
Global X FTSE Andean 40 ETF
2015	$168,007	$–	$168,007
2014	153,480	–	153,480
Global X MSCI Colombia ETF
2015	$2,318,237	$–	$2,318,237
2014	4,567,150	–	4,567,150
Global X Brazil Mid Cap ETF
2015	$242,176	$–	$242,176
2014	531,843	–	531,843
Global X Brazil Consumer ETF
2015	$240,598	$–	$240,598
2014	185,072	–	185,072
Global X MSCI Argentina ETF
2015	$90,100	$–	$90,100
2014	45,738	–	45,738
Global X FTSE Greece 20 ETF
2015	$956,353	$–	$956,353
2014	118,994	33,492	152,486
Global X MSCI Norway ETF
2015	$4,921,308	$–	$4,921,308
2014	2,012,342	–	2,012,342
Global X FTSE Nordic Region ETF
2015	$2,045,741	$–	$2,045,741
2014	1,480,041	–	1,480,041
Global X MSCI Nigeria ETF
2015	$505,208	$–	$505,208
2014	92,838	–	92,838
Global X Next Emerging & Frontier ETF
2015	$2,316,518	$–	$2,316,518
2014	28,312	–	28,312
Global X FTSE Portugal 20 ETF
2015	$575,663	$–	$575,663
2014	–	–	–
Global X MSCI Pakistan ETF(1)
2015	$–	$–	$–

(1)Commenced operations on April 22, 2015.

 138

Notes to Financial Statements
October 31, 2015 (continued)

5. TAX INFORMATION (continued)

As of October 31, 2015, the components of tax basis accumulated losses were as follows:

	Global X China Consumer ETF	Global X China Energy ETF	Global X China Financials ETF
Undistributed Ordinary Income	$3,897,491	$48,200	$2,771,631
Capital Loss Carryforwards	(27,019,305)	(754,956)	(1,667,972)
Unrealized Depreciation on Investments and Foreign Currency	(16,509,018)	(743,505)	(4,534,728)
Other Temporary Differences	3	-	(2)
Total Accumulated Losses	$(39,630,829)	$(1,450,261)	$(3,431,071)

	Global X China Industrials ETF	Global X China Materials ETF	Global X NASDAQ China Technology ETF
Undistributed Ordinary Income	$95,164	$70,632	$94,445
Capital Loss Carryforwards	(1,586,527)	(963,423)	(1,635,512)
Unrealized Depreciation on Investments and Foreign Currency	(1,512,818)	(1,160,921)	(189,589)
Other Temporary Differences	(2)	-	1
Total Accumulated Losses	$(3,004,183)	$(2,053,712)	$(1,730,655)

	Global X Southeast Asia ETF	Global X FTSE Andean 40 ETF	Global X MSCI Colombia ETF
Undistributed Ordinary Income	$447,920	$81,274	$808,120
Capital Loss Carryforwards	(3,827,248)	(2,451,855)	(49,177,815)
Unrealized Depreciation on Investments and Foreign Currency	(4,077,989)	(2,691,638)	(43,798,998)
Other Temporary Differences	(3)	2	(3)
Total Accumulated Losses	$(7,457,320)	$(5,062,217)	$(92,168,696)

	Global X Brazil Mid Cap ETF	Global X Brazil Consumer ETF	Global X MSCI Argentina ETF
Undistributed Ordinary Income	$55,360	$36,222	$44,367
Capital Loss Carryforwards	(6,915,882)	(3,765,955)	(2,436,274)
Unrealized Depreciation on Investments and Foreign Currency	(1,927,501)	(2,963,846)	(3,552,587)
Other Temporary Differences	(1)	—	(2)
Total Accumulated Losses	$(8,788,024)	$(6,693,579)	$(5,944,496)

	Global X FTSE Greece 20 ETF	Global X MSCI Norway ETF	Global X FTSE Nordic Region ETF
Undistributed Ordinary Income	$3,839,733	$1,890,658	$1,487,702
Capital Loss Carryforwards	(16,532,722)	(10,016,662)	(1,999,710)
Unrealized Depreciation on Investments and Foreign Currency	(136,617,759)	(38,208,171)	(97,219)
Other Temporary Differences	(5)	(7)	(3)
Total Accumulated Losses	$(149,310,753)	$(46,334,182)	$(609,230)

 139

Notes to Financial Statements
October 31, 2015 (continued)

5. TAX INFORMATION (continued)

	Global X MSCI Nigeria ETF	Global X Next Emerging & Frontier ETF	Global X FTSE Portugal 20 ETF
Undistributed Ordinary Income	$820,219	$2,268,026	$1,003,582
Capital Loss Carryforwards	(4,348,029)	(10,016,854)	(2,579,572)
Unrealized Depreciation on Investments and Foreign Currency	(8,826,598)	(29,479,531)	(12,574,191)
Other Temporary Differences	—	(1)	(1)
Total Accumulated Losses	$(12,354,408)	$(37,228,360)	$(14,150,182)

Global X MSCI Pakistan ETF
Undistributed Ordinary Income	$131,535
Capital Loss Carryforwards	-
Unrealized Depreciation on Investments and Foreign Currency	(512,657)
Other Temporary Differences	-
Total Accumulated Losses	$(381,122)

For Federal income tax purposes, capital loss carryforwards represent realized losses of the Funds that may be carried forward for a maximum period of eight years and applied against future gains. As of October 31, 2015, the Funds that had capital loss carryforwards are listed below:

			Global X	Global X	Global X
		Global X	China	China	China
	Global X China	China	Financials	Industrials	Materials
Expiration date	Consumer ETF	Energy ETF	ETF	ETF	ETF
October 2019	$1,341,121	$33,912	$-	$-	$-
October 2018	173,208	-	551,954	94,810	-
	$1,514,329	$33,912	$551,954	$94,810	$-

	Global X		Global X	Global X
	NASDAQ	Global X	FTSE	MSCI	Global X
	China	Southeast	Andean 40	Colombia	Brazil Mid
Expiration date	Technology	Asia ETF	ETF	ETF	Cap ETF
October 2019	$236,466	$-	$120,886	$8,249,654	$918,379
October 2018	-	-	-	-	-
	$236,466	$-	$120,886	$8,249,654	$918,379

		Global X
		MSCI	Global X	Global X	Glob al X
	Glob al X Brazil	Argentina	FTSE Greece	MSCI	FTSE Nordic
Expiration date	Consumer ETF	ETF	20 ETF	Norway ETF	Region ETF
October 2019	$563,593	$414,683	$-	$1,802,290	$-
October 2018	-	-	-	-	-
	$563,593	$414,683	$-	$1,802,290	$-

 140

Notes to Financial Statements
October 31, 2015 (continued)

5. TAX INFORMATION (continued)

		Global X	Global X
		Next	FTSE	Global X
	Glob al X MS CI	Emerging &	Portugal 20	MSCI
Expiration date	Nigeria ETF	Frontier ETF	ETF	Pakistan ETF
October 2019	$-	$-	$-	$-
October 2018	-	-	-	-
	$-	$-	$-	$-

For taxable years beginning after December 22, 2010, a RIC is permitted to carry forward net capital losses to offset capital gains realized in later years, and the losses carried forward retain their original character as either long-term or short-term losses. Net capital losses of a RIC realized in taxable years beginning before that date (pre-2011 losses) can be carried forward up to 8 years and are characterized in later years as short-term losses. If a Fund uses pre-2011 loss carryforwards in later years, the carryforwards will not reduce the Fund’s current earnings and profits, while loss carryforwards from later years will reduce the Fund’s current earnings and profits. To the extent that later year capital gains are offset by pre-2011 loss carryforwards, distributions of such gains will be treated as ordinary dividend distributions. Losses carried forward under these new provisions are as follows:

Global X Funds	Short-Term Loss	Long-Term Loss	Total
Global X China Consumer ETF	$2,811,294	$22,693,682	$25,504,976
Global X China Energy ETF	98,914	622,130	721,044
Global X China Financials ETF	934,694	181,324	1,116,018
Global X China Industrials ETF	141,546	1,350,171	1,491,717
Global X China Materials ETF	14,977	948,446	963,423
Global X NASDAQ China Technology ETF	1,399,046	—	1,399,046
Global X Southeast Asia ETF	1,694,186	2,133,062	3,827,248
Global X FTSE Andean 40 ETF	420,645	1,910,324	2,330,969
Global X MSCI Colombia ETF	17,015,026	23,913,135	40,928,161
Global X Brazil Mid Cap ETF	968,019	5,029,484	5,997,503
Global X Brazil Consumer ETF	1,095,948	2,106,414	3,202,362
Global X MSCI Argentina ETF	707,481	1,314,110	2,021,591
Global X FTSE Greece 20 ETF	9,838,003	6,694,719	16,532,722
Global X MSCI Norway ETF	5,176,585	3,037,787	8,214,372
Global X FTSE Nordic Region ETF	751,648	1,248,062	1,999,710
Global X MSCI Nigeria ETF	2,607,050	1,740,979	4,348,029
Global X Next Emerging & Frontier ETF	4,117,627	5,899,227	10,016,854
Global X FTSE Portugal 20 ETF	2,579,572	—	2,579,572
Global X MSCI Pakistan ETF(1)	—	—	—

(1) Commenced operations on April 22, 2015.

During the year ended October 31, 2015 the following funds utilized capital loss carryforwards to offset capital gains amounting to:

Global X Funds
Global X China Consumer ETF	$35,678
Global X China Financials ETF	325,234
Global X China Materials ETF	14,406
Global X NASDAQ China Technology ETF	436,300
Global X FTSE Portugal 20 ETF	32,893

 141

Notes to Financial Statements
October 31, 2015 (continued)

5. TAX INFORMATION (continued)

The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments held by the Funds at October 31, 2015 were as follows:

Global X Funds	Federal Tax Cost	Aggregated Gross Unrealized Appreciation	Aggregated Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Global X China Consumer ETF	$121,204,160	$8,004,646	$(24,513,666)	$(16,509,020)
Global X China Energy ETF	2,488,934	58,515	(802,020)	(743,505)
Global X China Financials ETF	61,934,038	2,331,577	(6,866,305)	(4,534,728)
Global X China Industrials ETF	8,739,653	249,550	(1,762,368)	(1,512,818)
Global X China Materials ETF	2,467,219	637	(1,161,557)	(1,160,920)
Global X NASDAQ China Technology ETF	15,600,012	1,691,487	(1,881,075)	(189,588)
Global X Southeast Asia ETF	18,440,481	66,900	(4,145,071)	(4,078,171)
Global X FTSE Andean 40 ETF	5,945,895	20,796	(2,712,436)	(2,691,640)
Global X MSCI Colombia ETF	110,441,578	298,944	(44,097,996)	(43,799,052)
Global X Brazil Mid Cap ETF	5,001,274	62,891	(1,989,734)	(1,926,843)
Global X Brazil Consumer ETF	5,923,083	148,662	(3,112,082)	(2,963,420)
Global X MSCI Argentina ETF	21,879,740	1,932,624	(5,485,194)	(3,552,570)
Global X FTSE Greece 20 ETF	489,815,444	20,222,332	(156,840,105)	(136,617,773)
Global X MSCI Norway ETF	109,944,408	717,541	(38,875,528)	(38,157,987)
Global X FTSE Nordic Region ETF	52,739,336	5,928,185	(5,944,330)	(16,145)
Global X MSCI Nigeria ETF	33,447,084	623,878	(9,448,903)	(8,825,025)
Global X Next Emerging & Frontier ETF	137,228,319	2,917,974	(32,408,163)	(29,490,189)
Global X FTSE Portugal 20 ETF	52,609,063	1,441,035	(13,997,739)	(12,556,704)
Global X MSCI Pakistan ETF(1)	6,179,563	50,061	(540,287)	(490,226)

(1) Commenced operations on April 22, 2015.

The preceding differences between book and tax cost are primarily due to mark to market treatment of passive foreign investment companies and wash sales.

6. CONCENTRATION OF RISKS

The Funds invest in securities of foreign issuers in several countries. These investments may involve certain considerations and risks not typically associated with investments in the United States as a result of, among other factors, the possibility of future political and economic developments and the level of governmental supervision and regulation of securities markets in the respective countries.

The securities markets of emerging countries are less liquid and subject to greater price volatility, and have a smaller market capitalization, than the U.S. securities markets. In certain countries, there may be fewer publicly traded securities and the market may be dominated by a few issues or sectors.

Issuers and securities markets in such countries are not subject to as extensive and frequent accounting, financial and other reporting requirements or as comprehensive government regulations are issuers and securities markets in the U.S. In particular, the assets and profits appearing on the financial statements of emerging country issuers may not reflect their financial position or results of operations in the same manner as financial statements for U.S. issuers. Substantially less information may be publicly available about emerging country issuers than is available about issuers in the United States.

The Funds may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Funds accrue and apply such taxes to net

 142

Notes to Financial Statements
October 31, 2015 (continued)

6. CONCENTRATION OF RISKS (continued)

investment income, net realized gains and net unrealized gains as income and/or capital gains are earned.

The Funds use a replication strategy. A replication strategy is an indexing strategy that involves investing in the securities of the underlying index in approximately the same proportions as in the underlying index. The Funds may utilize a representative sampling strategy with respect to their underlying index when a replication strategy might be detrimental to its shareholders, such as when there are practical difficulties or substantial costs involved in compiling a portfolio of equity securities to follow its underlying index, or, in certain instances, when securities in the underlying index become temporarily illiquid, unavailable or less liquid, or due to legal restrictions (such as diversification requirements that apply to the Funds but not the underlying indexes).

Certain Funds may invest in commodity related securities, which are susceptible to fluctuations in certain commodity markets. Any negative changes in commodity markets could have a great impact on those securities.

7. REVERSE SHARE SPLIT

Effective May 16, 2013, the Global X China Materials ETF and the Global X MSCI Argentina ETF executed a 1-for-2 reverse share split for shareholders of record after the close of markets on May 15, 2013. The effect of this transaction was to divide the number of outstanding shares of the Funds by two, resulting in a corresponding increase in the net asset value per share. The per share data in the financial highlights for each of the years in the period then ended have been given retroactive effect to reflect these reverse share splits. There were no changes in net assets, results of operations or total return as a result of these transactions.

8. LOANS OF PORTFOLIO SECURITIES

The Funds may lend portfolio securities having a market value up to one-third of the Funds’ total assets. Security loans made pursuant to a securities lending agreement are required at all times to be secured by collateral equal to at least 102% for U.S. based securities and 105% for foreign based securities. Such collateral received in connection with these loans will be cash and can be invested in repurchase agreements or U.S. Treasury obligations and is recognized in the Schedule of Investments and Statement of Assets and Liabilities. The obligation to return securities lending collateral is also recognized as a liability in the Statement of Assets and Liabilities. It is the Funds’ policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Funds if and to the extent that the market value of the securities loans were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Funds could also experience delays and costs in gaining access to the collateral. The Funds bear the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested.

 143

Notes to Financial Statements
October 31, 2015 (continued)

8. LOANS OF PORTFOLIO SECURITIES (continued)

As of October 31, 2015, the value of the securities on loan was $9,955,736, $1,243,616, $1,870,159, $565,600 and $1,960,486 for the Global X China Consumer ETF, Global X MSCI Colombia ETF, Global X MSCI Norway ETF, Global X FTSE Nordic Region ETF and Global X FTSE Portugal 20 ETF, respectively. The value of securities purchased with the cash collateral held from securities on loan was $10,561,545, $6,910,366, $595,000 and $2,773,662 for the Global X China Consumer ETF, Global X MSCI Norway ETF, Global X FTSE Nordic Region ETF and Global X FTSE Portugal 20 ETF, respectively. The value of the cash collateral held from securities on loan was $1,298,800 for the Global X MSCI Columbia ETF.

At October 31, 2015, the following Funds had securities on loan, by counterparty:

	Market Value	Cash Collateral
Global X China Consumer ETF
BMO Capital Markets Corp	$7,216	$7,702
BNP Paribas Prime Brokerage	13,088	15,185
Credit Suisse	267,196	280,849
Deutsche Bank	274,329	290,527
Goldman Sachs	4,725,705	5,027,751
JPMorgan	79,404	83,830
Macquarie Capital	16,053	16,920
ML Pierce, Fenner & Smith	850,822	897,786
Morgan Stanley	3,273,211	3,462,025
Nomura Securities	187,425	203,970
Scotia Capital	261,287	275,000
Global X MSCI Colombia ETF
BMO Capital Markets Corp	495,824	532,000
JPMorgan	747,792	766,800
Global X MSCI Norway ETF
Citigroup	447,625	462,540
Credit Suisse	354,308	362,880
Goldman Sachs	79,997	82,302
JPMorgan	25,308	26,326
Morgan Stanley	504,371	526,027
Nomura Securities	41,812	43,500
Scotia Capital	210,601	232,920
UBS Securities	206,137	210,171
Global X FTSE Nordic Region ETF
Deutsche Bank	565,600	595,000
Global X FTSE Portugal 20 ETF
Credit Suisse	1,914,007	2,628,574
ML Pierce, Fenner & Smith	14,560	45,449
Morgan Stanley	31,919	99,639

 144

Notes to Financial Statements
October 31, 2015 (concluded)

9. CONTRACTUAL OBLIGATIONS

The Funds enter into contracts in the normal course of business that contain a variety of indemnifications. The Funds’ maximum exposure under these arrangements is unknown. However the Funds have not had prior gains or losses pursuant to these contracts. Management has reviewed the Funds’ existing contracts and expects the risk of loss to be remote.

Pursuant to the Trust’s organizational documents, the Trustees of the Trust and the Trust’s officers are indemnified against certain liabilities that may arise out of the performance of their duties.

10. NEW ACCOUNTING PRONOUNCMENT

In June 2014, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2014-11, Transfers and Servicing (Topic 860): Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures. ASU 2014-11 changes the accounting for repurchase-to-maturity transactions and repurchase financing arrangements and requires enhanced disclosures about repurchase agreements and other similar transactions. This update requires repurchase-to-maturity transactions to be accounted for as secured borrowings. This update also eliminates existing guidance for repurchase financings and requires instead that entities consider the initial transfer and the related repurchase agreement separately when applying the derecognition requirements under U.S. GAAP. The accounting changes in this update are effective for fiscal periods and interim periods beginning after December 15, 2014, and early adoption is prohibited. At this time, management is currently evaluating the implications of ASU No. 2014-11 and its impact on the Funds’ financial statement disclosures has not yet been determined.

11. SUBSEQUENT EVENTS

The Funds have been evaluated regarding the need for additional disclosures and/or adjustments resulting from subsequent events. Based on this evaluation, no additional disclosure or adjustments were required to the financial statements as of the date the financial statements were issued, except as follows:

Subsequent to October 31, 2015 the following portfolios were added to the Trust: Global X Internet of Things ETF, Global X Healthy Lifestyles ETF, Global X Big Data ETF, Global X FinTech ETF and Global X Conscious Companies ETF.

 145

Report of Independent Registered Public Accounting Firm
October 31, 2015

The Board of Trustees and Shareholders of Global X Funds

We have audited the accompanying statements of assets and liabilities, including the schedule of investments, of Global X China Consumer ETF, Global X China Energy ETF, Global X China Financials ETF, Global X China Industrials ETF, Global X China Materials ETF, Global X NASDAQ China Technology ETF, Global X Southeast Asia ETF, Global X FTSE Andean 40 ETF, Global X MSCI Colombia ETF, Global X Brazil Mid Cap ETF, Global X Brazil Consumer ETF, Global X MSCI Argentina ETF, Global X FTSE Greece 20 ETF, Global X MSCI Norway ETF, Global X FTSE Nordic Region ETF, Global X MSCI Nigeria ETF, Global X Next Emerging & Frontier ETF, Global X FTSE Portugal 20 ETF, and Global X MSCI Pakistan ETF (nineteen of the series constituting the Global X Funds) (the “Funds”) as of October 31, 2015, and the related statements of operations for the year or period then ended, the statements of changes in net assets for each of the two years or periods then ended, and the financial highlights for each of the five years or periods then ended. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Funds’ internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2015, by correspondence with the custodian and brokers, or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the Funds listed above at October 31, 2015, the results of their operations for the year or period then ended, the changes in their net assets for each of the two years or periods then ended, and their financial highlights for each of the five years or periods then ended, in conformity with U.S. generally accepted accounting principles.

Philadelphia, Pennsylvania

December 30, 2015

 146

Disclosure of Fund Expenses (unaudited)

ETFs have operating expenses. As a shareholder of an ETF, your investment is affected by these ongoing costs, which include (among others) costs for ETF management, administrative services, brokerage fees, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns. In addition, a shareholder is responsible for brokerage fees as a result of their investment in a Fund.

Operating expenses such as these are deducted from an ETF’s gross income and directly reduce your final investment return. These expenses are expressed as a percentage of the ETF’s average net assets; this percentage is known as the ETF’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from May 1, 2015 through October 31, 2015.

The table on the next page illustrates your Fund’s costs in two ways:

Actual Fund Return. This section helps you to estimate the actual expenses that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Funds, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Funds under “Expenses Paid During Period.”

Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other funds. It assumes that the Funds had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other funds.

NOTE: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

 147

Disclosure of Fund Expenses (unaudited) (continued)

	Beginning Account Value 5/1/2015	Ending Account Value 10/31/2015	Annualized Expense Ratios	Expenses Paid During Period(1)
Global X China Consumer ETF
Actual Fund Return	$1,000.00	$885.70	0.65%	$3.09
Hypothetical 5% Return	1,000.00	1,021.93	0.65	3.31
Global X China Energy ETF
Actual Fund Return	$1,000.00	$746.10	0.65%	$2.86
Hypothetical 5% Return	1,000.00	1,021.93	0.65	3.31
Global X China Financials ETF
Actual Fund Return	$1,000.00	$772.80	0.65%	$2.90
Hypothetical 5% Return	1,000.00	1,021.93	0.65	3.31
Global X China Industrials ETF
Actual Fund Return	$1,000.00	$739.40	0.65%	$2.85
Hypothetical 5% Return	1,000.00	1,021.93	0.65	3.31
Global X China Materials ETF
Actual Fund Return	$1,000.00	$657.30	0.65%	$2.72
Hypothetical 5% Return	1,000.00	1,021.93	0.65	3.31
Global X NASDAQ China Technology ETF
Actual Fund Return	$1,000.00	$783.80	0.65%	$2.92
Hypothetical 5% Return	1,000.00	1,021.93	0.65	3.31
Global X Southeast Asia ETF
Actual Fund Return	$1,000.00	$814.80	0.65%	$2.97
Hypothetical 5% Return	1,000.00	1,021.93	0.65	3.31
Global X FTSE Andean 40 ETF
Actual Fund Return	$1,000.00	$781.60	0.72%	$3.23
Hypothetical 5% Return	1,000.00	1,021.58	0.72	3.67
Global X MSCI Colombia ETF
Actual Fund Return	$1,000.00	$711.20	0.61%	$2.63
Hypothetical 5% Return	1,000.00	1,022.13	0.61	3.11
Global X Brazil Mid Cap ETF
Actual Fund Return	$1,000.00	$697.80	0.69%	$2.95
Hypothetical 5% Return	1,000.00	1,021.73	0.69	3.52
Global X Brazil Consumer ETF
Actual Fund Return	$1,000.00	$648.90	0.77%	$3.20
Hypothetical 5% Return	1,000.00	1,021.32	0.77	3.92
Global X MSCI Argentina ETF
Actual Fund Return	$1,000.00	$880.70	0.74%	$3.52
Hypothetical 5% Return	1,000.00	1,021.46	0.74	3.79
Global X FTSE Greece 20 ETF
Actual Fund Return	$1,000.00	$858.90	0.62%	$2.92
Hypothetical 5% Return	1,000.00	1,022.06	0.62	3.18
Global X MSCI Norway ETF
Actual Fund Return	$1,000.00	$816.90	0.50%	$2.29
Hypothetical 5% Return	1,000.00	1,022.68	0.50	2.55
Global X FTSE Nordic Region ETF
Actual Fund Return	$1,000.00	$913.20	0.50%	$2.41
Hypothetical 5% Return	1,000.00	1,022.68	0.50	2.55
Global X MSCI Nigeria ETF
Actual Fund Return	$1,000.00	$784.60	0.68%	$3.06
Hypothetical 5% Return	1,000.00	1,021.78	0.68	3.46

 148

Disclosure of Fund Expenses (unaudited) (concluded)

	Beginning Account Value 5/1/2015	Ending Account Value 10/31/2015	Annualized Expense Ratios	Expenses Paid During Period(1)
Global X Next Emerging & Frontier ETF
Actual Fund Return	$1,000.00	$824.20	0.57%	$2.63
Hypothetical 5% Return	1,000.00	1,022.32	0.57	2.91
Global X FTSE Portugal 20 ETF
Actual Fund Return	$1,000.00	$877.10	0.61%	$2.90
Hypothetical 5% Return	1,000.00	1,022.11	0.61	3.13
Global X MSCI Pakistan ETF
Actual Fund Return	$1,000.00	$924.90	0.90%	$4.36
Hypothetical 5% Return	1,000.00	1,020.68	0.90	4.57

(1)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period.).

 149

Supplemental Information (unaudited)

Net asset value, or “NAV”, is the price per Share at which the Funds issue and redeem Shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The “Market Price” of the Funds generally is determined using the midpoint between the highest bid and the lowest offer on the stock exchange on which the Shares of the Funds are listed for trading, as of the time that the Funds’ NAV is calculated. The Funds’ Market Price may be at, above or below their NAV. The NAV of the Funds will fluctuate with changes in the market value of the Funds’ holdings. The Market Price of the Funds will fluctuate in accordance with changes in their NAV, as well as market supply and demand.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of the Funds on a given day, generally at the time NAV is calculated. A premium is the amount that the Funds are trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that the Funds are trading below the reported NAV, expressed as a percentage of the NAV.

Further information regarding premiums and discounts is available on the Funds’ website at www.GlobalXFunds.com.

 150

Trustees and Officers of the Trust (unaudited)

Set forth below are the names, addresses, year of birth, position with the Trust, Term of Office and Length of Time Served, the principal occupations for the last five years, number of Funds in fund complex overseen by the Trustees, and other directorships outside the fund complex of each of the persons currently serving as Trustees and Officers of the Trust.

Name, Address (Year of Birth)	Position(s) Held with Funds	Principal Occupation(s) During the Past 5 Years	Number of Funds in Trust Overseen by Trustee	Other Directorships Held by Trustees
Independent Trustees[2]
Sanjay Ram Bharwani 623 Fifth Ave, 15th floor New York, NY 10022 (1974)	Trustee (since 2008)	CEO of Risk Advisors Inc. (since 2007) (consulting firm).	47[3]	None.
Scott R. Chichester[1] 623 Fifth Ave, 15th floor New York, NY 10022 (1970)	Trustee (since 2008)	CFO, AdeptPros Inc. (app development, training and consulting) (since 2012); Founder, Madison Park Advisors LLC (advisory services) (since 2011); CFO, Sterling Seal & Supply Inc. (since 2011), President & Treasurer, Bayview Acquisition Corp (since 2010), CPA, Penda Aiken Inc. (2009-2011) (consultant); Founder and President, DirectPay USA LLC (since 2006) (payroll company); Proprietor, Scott R. Chichester CPA (since 2001) (CPA firm).	47[3]	Director of AdeptPros Inc. (since 2015); Director of Sterling Seal & Supply Inc. (since 2011); Director of Bayview Acquisition Corp. (since 2010); Trustee of ARK ETF Trust (since 2014).
Kartik Kiran Shah 623 Fifth Ave, 15th floor New York, NY 10022 (1977)	Trustee (since 2008)	President and Chief Business Officer, Oxeia Biopharmaceuticals, Inc. (2015-present); Vice President, Business Development, Cynvenio Biosystems (2012-2014); Independent Consultant, Self-Employed (2011-2012) (non-financial services); Director, Wireless Generation (2008-2011) (software).	47[3]	Director of Oxeia Biopharmaceuticals, Inc. (2015-present).

 151

Trustees and Officers of the Trust (unaudited)(continued)

The Trust’s Statement of Additional Information (“SAI”) includes additional information about the Trustees and Officers. The SAI may be obtained without charge by calling 1-888-493-8631. The following chart lists Trustees and Officers as of October 31, 2015.

Name, Address (Year of Birth)	Position(s) Held with Funds	Principal Occupation(s) During the Past 5 Years	Number of Funds in Trust Overseen by Trustee	Other Directorships Held by Trustees
Interested Trustee / Officers[2]
Bruno del Ama 623 Fifth Ave, 15th floor New York, NY 10022 (1976)	Trustee (since 2008), President, Chief Executive Officer (since 2008).	Chief Executive Officer, Global X Management Company ("GXMC")(since 2008); Chief Compliance Officer, GXMC (2008-2013).	47[3]	None.
Luis Berruga 623 Fifth Ave, 15th floor New York, NY 10022 (1977)	Chief Operating Officer, Treasurer, Principal Accounting Officer and Chief Financial Officer (from 9/2015).	Chief Financial Officer, GXMC (since 9/2015) and Chief Operating Officer (since 2/2014); Investment Banker, Jefferies (2012-2014); Regional Product Specialist, Morgan Stanley (2005-2012).	N/A	N/A
Daphne Tippens Chisolm 623 Fifth Ave, 15th floor New York, NY 10022 (1969)	Secretary (since 2012) and Chief Compliance Officer (since 2/2015).	General Counsel, GXMC (since 2011); Chief Compliance Officer, GXMC (1/2014 - 5/2014 and 2/2015 - present); Founder and President of Law Offices of DT Chisolm, P.C. (since 2009) (law firm).	N/A	N/A
Dianne M. Descoteaux[4] One Freedom Valley Drive Oaks, PA 19456 (1977)	Assistant Secretary (since 2011).	Counsel, SEI Investments (since 2010); Associate, Morgan, Lewis & Bockius LLP (2006-2010).	N/A	N/A

 152

Trustees and Officers of the Trust (unaudited)(concluded)

Name, Address (Year of Birth)	Position(s) Held with Funds	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustees
Lisa Whittaker[4] One Freedom Valley Drive Oaks, PA 19456 (1978)	Assistant Secretary (since 2013).	Counsel at SEI Investments (since 2012); Associate Counsel and Compliance Officer at The Glendale Trust Company (2011-2012); Associate of Drinker Biddle & Reath LLP (2006-2011).	N/A
Peter Rodriguez[4] One Freedom Valley Drive Oaks, PA 19456 (1962)	Assistant Treasurer (since 2011).	Fund Accounting Director, SEI Investments Global Fund Services (since 2011); Mutual Fund Trading Director, SEI Global Trust Company (2009-2011); Asset Data Services Director, SEI Global Wealth Services (2006-2009).	N/A

[1]	Mr. Chichester is currently married to a sister of Mr. del Ama’s wife. While an “immediate family member” (as defined in Section 2(a)(19) of the 1940 Act) of Mr. del Ama would be considered an Interested Person, Mr. Chichester is not considered an immediate family member for this purpose. Although this fact was taken into consideration in determining whether Mr. Chichester should be considered to be an Independent Trustee for purposes of the Section 2(a)(19) of the 1940 Act, it was determined that this relationship was not one that should disqualify Mr. Chichester from serving as an Independent Trustee of the Trust.

[2]	Each Trustee serves until his or her successor is duly elected or appointed and qualified.

[3]	As of October 31, 2015, the Trust had ninety one investment portfolios, forty seven of which were operational.

[4]	These officers of the Trust also serve as officers of one or more mutual funds for which SEI Investments Company or an affiliate acts as investment manager, administrator or distributor.

 153

Notice to Shareholders (unaudited)

For shareholders that do not have an October 31, 2015 tax year end, this notice is for informational purposes only. For shareholders with an October 31, 2015 tax year end, please consult your tax advisor as to the pertinence of this notice. For the fiscal year ended October 31, 2015, the Funds have designated the following items with regard to distributions paid during the year.

	Long-Term Capital Gain Distributions	Ordinary Income Distributions	Total Distributions	Qualifying for Corporate Dividends Received Deduction (1)	Qualifying Dividend Income (2)	U.S. Government Interest (3)	Interest Related Dividends (4)	Short Term Capital Gain Dividends(5)	Foreign Tax Credit
Global X China Consumer ETF	0.00%	100.00%	100.00%	0.00%	53.65%	0.00%	0.00%	0.00%	1.81%
Global X China Energy ETF	0.00%	100.00%	100.00%	0.00%	97.68%	0.00%	0.00%	0.00%	6.35%
Global X China Financials ETF	0.00%	100.00%	100.00%	0.00%	100.00%	0.00%	0.00%	0.00%	31.08%
Global X China Industrials ETF	0.00%	100.00%	100.00%	0.00%	99.96%	0.00%	0.00%	0.00%	19.11%
Global X China Materials ETF	0.00%	100.00%	100.00%	0.00%	95.54%	0.00%	0.00%	0.00%	11.34%
Global X NASDAQ China Technology ETF	0.00%	100.00%	100.00%	0.00%	100.00%	0.00%	0.00%	0.00%	6.93%
Global X Southeast Asia ETF	0.00%	100.00%	100.00%	0.00%	42.68%	0.00%	0.00%	0.00%	4.16%
Global X FTSE Andean 40 ETF	0.00%	100.00%	100.00%	0.00%	97.47%	0.00%	0.00%	0.00%	11.74%
Global X MSCI Colombia ETF	0.00%	100.00%	100.00%	0.00%	100.00%	0.00%	0.00%	0.00%	0.49%
Global X Brazil Mid Cap ETF	0.00%	100.00%	100.00%	0.00%	63.53%	0.00%	0.34%	0.00%	0.00%
Global X Brazil Consumer ETF	0.00%	100.00%	100.00%	0.00%	32.82%	0.00%	0.13%	0.00%	0.00%
Global X MSCI Argentina ETF	0.00%	100.00%	100.00%	32.85%	100.00%	0.00%	0.00%	0.00%	26.63%
Global X FTSE Greece 20 ETF	0.00%	100.00%	100.00%	0.00%	100.00%	0.00%	0.00%	0.00%	26.78%
Global X MSCI Norway ETF	0.00%	100.00%	100.00%	0.00%	35.61%	0.00%	0.00%	0.00%	1.44%
Global X FTSE Nordic Region ETF	0.00%	100.00%	100.00%	17.68%	98.80%	0.00%	0.00%	0.00%	5.44%
Global X MSCI Nigeria ETF	0.00%	100.00%	100.00%	0.00%	0.00%	0.00%	0.00%	0.00%	16.19%
Global X Next Emerging & Frontier ETF	0.00%	100.00%	100.00%	0.00%	100.00%	0.00%	0.00%	0.00%	12.94%
Global X FTSE Portugal 20 ETF	0.00%	100.00%	100.00%	0.00%	99.64%	0.00%	0.00%	0.00%	27.09%
Global X MSCI Pakistan ETF	0.00%	100.00%	100.00%	0.00%	100.00%	0.00%	0.00%	0.00%	100.00%

(1) Qualifying dividends represent dividends which qualify for the corporate dividends received deduction and is reflected as a percentage of ordinary Income distributions (the total of short term capital gain and net investment income distributions).

(2) The percentage in this column represents the amount of "Qualifying Dividend Income" as created by the Jobs and Growth Relief Reconciliation Act of 2003 and is reflected as a percentage of ordinary income distributions (the total of short term capital gain and net investment income distributions). It is the intention of each of the aforementioned funds to designate the maximum amount permitted by law.

(3) “U.S. Government Interest” represents the amount of interest that was derived from U.S. Government obligations and distributed during the fiscal year.  Generally, interest from direct U.S. Government obligations is exempt from state income tax.  However, for shareholders who are residents of California, Connecticut and New York, the statutory threshold requirements were not satisfied to permit exemption of these amounts from state income.

(4) The percentage in this column represents the amount of "Interest Related Dividends" is reflected as a percentage of ordinary income distribution. Interest related dividends is exempt from U.S. withholding tax when paid to foreign investors.

(5) The percentage of this column represents the amount of “Short Term Capital Gain Dividend” is reflected as a percentage of short term capital gain distribution that is exempted from U.S. withholding tax when paid to foreign investors.

 154

Notice to Shareholders (unaudited)

The Funds intend to pass through a foreign tax credit to shareholders. For the fiscal year ended October 31, 2015, the total amount of foreign source income and foreign tax credit are as follows:

Fund Name	Foreign Source Income	Foreign Tax Credit Pass Through
Global X China Consumer ETF	$4,689,255	$43,358
Global X China Energy ETF	72,629	5,532
Global X China Financials ETF	3,536,230	278,588
Global X China Industrials ETF	156,850	10,479
Global X China Materials ETF	93,854	3,935
Global X NASDAQ China Technology ETF	228,239	4,828
Global X Southeast Asia ETF	673,723	29,952
Global X FTSE Andean 40 ETF	180,344	22,348
Global X MSCI Colombia ETF	2,479,537	11,521
Global X Brazil Mid Cap ETF	154,524	-
Global X Brazil Consumer ETF	138,250	-
Global X MSCI Argentina ETF	265,933	32,707
Global X FTSE Greece 20 ETF	5,625,413	349,713
Global X MSCI Norway ETF	3,141,012	72,123
Global X FTSE Nordic Region ETF	1,829,732	117,707
Global X MSCI Nigeria ETF	-	97,626
Global X Next Emerging & Frontier ETF	3,971,685	344,384
Global X FTSE Portugal 20 ETF	1,412,262	213,925
Global X MSCI Pakistan ETF	148,315	15,419

The information reported herein may differ from the information and distributions taxable to the shareholders for the calendar year ending December 31, 2015. Complete information will be computed and reported in conjunction with your 2015 Form 1099-DIV.

 155

Notes

623 Fifth Avenue, 15th floor

New York, NY 10022

1-888-GXFund-1

(1-888-493-8631)

www.globalxfunds.com

Investment Adviser and Administrator:

Global X Management Company LLC

623 Fifth Avenue, 15th floor

New York, NY 10022

Distributor:

SEI Investments Distribution Co.

One Freedom Valley Drive

Oaks, PA 19456

Sub-Administrator:

SEI Investments Global Funds Services

One Freedom Valley Drive

Oaks, PA 19456

Counsel for Global X Funds and the Independent Trustees:

K&L Gates LLP

1601 K Street N.W.

Washington, DC 20006

Custodian and Transfer Agent:

Brown Brothers Harriman & Co.

50 Post Office Square

Boston, MA 02110

Independent Registered Public Accounting Firm:

Ernst & Young LLP

2005 Market Street

Suite 700

Philadelphia, PA 19103

This information must be preceded or accompanied by a prospectus for the funds described.

GLX-AR-002-0500

Global X SuperDividend® ETF (ticker: SDIV)

Global X SuperDividend® U.S. ETF (ticker: DIV)

Global X SuperDividend® Emerging Markets ETF (ticker: SDEM)

Global X SuperDividend® REIT ETF (ticker: SRET)

Global X SuperIncome™ Preferred ETF (ticker: SPFF)

Global X Social Media Index ETF (ticker: SOCL)

Global X | JPMorgan Efficiente Index ETF (ticker: EFFE)

Global X | JPMorgan US Sector Rotator Index ETF (ticker: SCTO)

Global X Permanent ETF (ticker: PERM)

Global X Guru™ Index ETF (ticker: GURU)

Global X Guru™ Activist Index ETF (ticker: ACTX)

Global X Guru™ International Index ETF (ticker: GURI)

Global X GF China Bond ETF (ticker: CHNB)

Global X Scientific Beta US ETF (ticker: SCIU)

Global X Scientific Beta Europe ETF (ticker: SCID)

Global X Scientific Beta Japan ETF (ticker: SCIJ)

Global X Scientific Beta Asia ex-Japan ETF (ticker: SCIX)

Global X YieldCo Index ETF (ticker: YLCO)

Annual Report

October 31, 2015

The Funds file their complete schedules of Fund holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that Global X Funds use to determine how to vote proxies relating to Fund securities, as well as information relating to how the Funds voted proxies relating to Fund securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-888-GXFund-1; and (ii) on the Commission’s website at http://www.sec.gov.

Management Discussion of Fund Performance (unaudited)

Global X SuperDividend® ETF

Global X SuperDividend® ETF

The Global X SuperDividend® ETF (“Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Solactive Global SuperDividend® Index (“Underlying Index”). The Fund is passively managed, which means the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Underlying Index.

The Underlying Index tracks the performance of 100 equally-weighted companies that rank among the highest dividend yielding equity securities in the world, as defined by the index provider.

For the 12-month period ended October 31, 2015 (the “reporting period”), the Fund decreased 9.01%, while the Underlying Index decreased 8.96%. The Fund had a net asset value of $24.24 per share on October 31, 2014 and ended the reporting period with a net asset value of $20.65 on October 31, 2015.

During the reporting period, the highest returns came from Evergrande Real Estate Group and Provident Financial, which returned 96.43% and 62.89%, respectively. The worst performers were Commonwealth Bank of Australia and CTC Media, which returned -75.25% and -67.89%, respectively.

Stocks held by the Fund have among the highest dividend yields in the world. High dividend investing is a value-oriented strategy that was negatively impacted by the underperformance of value stocks versus their growth counterparts over the course of the reporting period. The Fund has had an average approximate exposure of 29.8% to stocks in the United States, 17.4% to stocks in Australia, and 7.6% to stocks in the United Kingdom. Over the reporting period, stocks in the Fund from these regions had total returns of approximately -11.5%, -11.7% and 19.6%, respectively.

	AVERAGE TOTAL RETURN FOR THE YEAR ENDED OCTOBER 31, 2015
	One Year Return		Three Year Return		Annualized Inception to Date*
	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price
Global X SuperDividend® ETF	-9.01%	-9.53%	5.00%	4.82%	2.91%	2.84%
Solactive Global SuperDividend® Index	-8.96%	-8.96%	4.87%	4.87%	2.49%	2.49%
S&P 500 Index	5.20%	5.20%	16.20%	16.20%	14.07%	14.07%

Growth of a $10,000 Investment

(at Net Asset Value)

* The Fund commenced operations on June 8, 2011.

The S&P 500 Index is a market capitalization weighted composite index of 500 large capitalization U.S. companies.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, it may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund's performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike a Fund's returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

Management Discussion of Fund Performance (unaudited)

Global X SuperDividend® ETF

There are no assurances that the Fund will meet its stated objectives.

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

See definition of comparative indices on previous page.

Management Discussion of Fund Performance (unaudited)

Global X SuperDividend® U.S. ETF

Global X SuperDividend® U.S. ETF

The Global X SuperDividend® U.S. ETF ("Fund") seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the INDXX SuperDividend® U.S. Low Volatility Index ("Underlying Index").The Fund is passively managed, which means the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Underlying Index.

The Underlying Index tracks the performance of 50 equally-weighted common stocks including master limited partnerships ("MLPs") and real estate investment trust ("REITs") that rank among the highest dividend yielding equity securities in the United States, as defined by the index provider. The components of the Underlying Index have paid dividends consistently over the last two years. The Underlying Index is comprised of securities that the index provider determines to have lower relative volatility, as measured by the beta of each security relative to the market benchmark.

For the 12-month period ended October 31, 2015 (the “reporting period”), the Fund decreased 8.67%, while the Underlying Index decreased 8.34%. The Fund had a net asset value of $29.60 per share on October 31, 2014 and ended the reporting period with a net asset value of $25.23 on October 31, 2015.

During the reporting period, the highest returns came from Reynolds American and TECO Energy, which returned 59.48% and 43.96%, respectively. The worst performers were Memorial Production Partners and Windstream Holdings, which returned -58.9% and -55.92%, respectively.

The Fund invests in many of the highest yielding stocks in the United States. High dividend investing is a value-oriented strategy that was negatively impacted by the underperformance of value stocks versus their growth counterparts over the course of the reporting period. In addition, the Fund's exposure to high yielding MLPs weighed on returns as MLPs experienced declines related to falling oil prices.

	AVERAGE TOTAL RETURN FOR THE YEAR ENDED OCTOBER 31, 2015
	One Year Return		Annualized Inception to Date*
	Net Asset Value	Market Price	Net Asset Value	Market Price
Global X SuperDividend® U.S. ETF	-8.67%	-8.85%	6.61%	6.85%
INDXX SuperDividend® U.S. Low Volatility Index	-8.34%	-8.34%	6.95%	6.95%
S&P 500 Index	5.20%	5.20%	13.91%	13.91%

Growth of a $10,000 Investment

(at Net Asset Value)

* The Fund commenced operations on March 11, 2013.

The S&P 500 Index is a market capitalization weighted composite index of 500 large capitalization U.S. companies.

Management Discussion of Fund Performance (unaudited)

Global X SuperDividend® U.S. ETF

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, it may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund's performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike a Fund's returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

There are no assurances that the Fund will meet its stated objectives.

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

See definition of comparative indices on previous page.

Management Discussion of Fund Performance (unaudited)

Global X SuperDividend® Emerging Markets ETF

Global X SuperDividend® Emerging Markets ETF

The Global X SuperDividend® Emerging Markets ETF (“Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the INDXX SuperDividend® Emerging Markets Index (“Underlying Index”).The Fund is passively managed, which means the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Underlying Index.

The Underlying Index tracks the performance of 50 equally weighted companies that rank among the highest dividend yielding equity securities in emerging markets, as defined by the index provider. The Underlying Index may include components from the following countries: Brazil, Chile, Colombia, Mexico, Peru, Czech Republic, Egypt, Greece, Hungary, Poland, Qatar, Russia, South Africa, Turkey, United Arab Emirates, China, India, Indonesia, Malaysia, Philippines, and Thailand. The Underlying Index selects the publicly-listed securities in these markets with the highest dividend yield, subject to minimum market capitalization and liquidity requirements, and subject to maximum allocations to individual countries and sectors. The components of the Underlying Index must also have paid dividends consistently over the last 2 years.

For the period from the Fund's commencement date on March 16, 2015 through October, 31 2015 (the “reporting period”), the Fund decreased 4.89%, while the Underlying Index decreased 4.35%. The Fund had a net asset value of $14.90 per share on March 16, 2015 and ended the reporting period with a net asset value of $13.73 on October 31, 2015.

During the reporting period, the highest returns came from Evergrande Real Estate Group and Intime Retail Group, which returned 95.48% and 90.91%, respectively. The worst performers were Kumba Iron Ore and Exxaro Resources, which returned -68.01% and -45.31%, respectively.

Stocks held by the Fund have among the highest dividend yields in emerging markets. High dividend investing is a value-oriented strategy that was negatively impacted by the underperformance of value stocks versus their growth counterparts over the course of the reporting period. During the reporting period, emerging markets suffered from expectations of rising rates in the United States as well as slowing economic figures from China.

Management Discussion of Fund Performance (unaudited)

Global X SuperDividend® Emerging Markets ETF

	AVERAGE TOTAL RETURN FOR THE PERIOD ENDED OCTOBER 31, 2015
	Cumulative Inception to Date*
	Net Asset Value	Market Price
Global X SuperDividend® Emerging Markets ETF	-4.89%	-5.03%
INDXX SuperDividend® Emerging Markets Index	-4.35%	-4.35%
S&P 500	1.14%	1.14%

Growth of a $10,000 Investment

(at Net Asset Value)

* The Fund commenced operations on March 16, 2015. Total return is for the period indicated and has not been annualized.

The S&P 500 Index is a market capitalization weighted composite index of 500 large capitalization U.S. companies.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, it may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund's performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike a Fund's returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

There are no assurances that the Fund will meet its stated objectives.

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

See definition of comparative indices on previous page.

Management Discussion of Fund Performance (unaudited)

Global X SuperDividend® REIT ETF

Global X SuperDividend® REIT Markets ETF

The Global X SuperDividend® REIT ETF (“Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Solactive Global SuperDividend® REIT Index (“Underlying Index”). The Fund generally seeks to fully replicate the Underlying Index.

The Underlying Index tracks the performance of real estate investment trusts (“REITs”) that rank among the highest dividend-yielding REITs globally, as determined by the index provider. The index provider screens the highest dividend-yielding REITs to exclude REITs that have historically exhibited the highest volatility, as determined by the index provider.

For the period from the Fund's commencement date on March 16, 2015 through October, 31 2015 (the “reporting period”), the Fund decreased 8.86%, while the Underlying Index decreased 10.10%. The Fund had a net asset value of $15.12 per share on March 16, 2015 and ended the reporting period with a net asset value of $13.18 on October 31, 2015.

During the reporting period, the highest returns came from Vicinity Centres and Blackstone Mortgage Trust, which returned 10.31% and 3.37%, respectively. The worst performers were Corrections Corp. of America and PennyMac Mortgage Investment Trust, which returned -25.39% and -23.11%, respectively.

The Fund invests in among the highest dividend-yielding REITs around the world. REITs struggled over the course of the reporting period as the market priced in expectations of rising interest rates in the United States. The Fund is unique in its exposure to REITs globally, which included holdings in the United States, Canada, South Africa, and Australia, which may help diversify across interest rate regimes.

	AVERAGE ANNUAL TOTAL RETURN FOR THE PERIOD ENDED OCTOBER 31, 2015
	Cumulative Inception to Date*
	Net Asset Value	Market Price
Global X SuperDividend® REIT ETF	-8.86%	-8.59%
Solactive Global SuperDividend® REIT Index	-10.10%	-10.10%
S&P 500	1.14%	1.14%

Growth of a $10,000 Investment

(at Net Asset Value)

* The Fund commenced operations on March 16, 2015. Total return is for the period indicated and has not been annualized.

The S&P 500 Index is a market capitalization weighted composite index of 500 large capitalization U.S. companies.

Management Discussion of Fund Performance (unaudited)

Global X SuperDividend® REIT ETF

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, it may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund's performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike a Fund's returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

There are no assurances that the Fund will meet its stated objectives.

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

See definition of comparative indices on previous page.

Management Discussion of Fund Performance (unaudited)

Global X SuperIncome™ Preferred ETF

Global X SuperIncome™ Preferred ETF

The Global X SuperIncome™ Preferred ETF (“Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P Enhanced Yield North American Preferred Stock Index (“Underlying Index”).The Fund is passively managed, which means the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Underlying Index.

The Underlying Index tracks the performance of the highest dividend-yielding preferred securities in the United States and Canada, as determined by the index provider. The Underlying Index is comprised of preferred stocks that meet certain criteria relating to size, liquidity, issuer concentration and rating, maturity and other requirements, as determined by the index provider. The Underlying Index does not seek to directly reflect the performance of the companies issuing the preferred stock.

For the 12-month period ended October 31, 2015 (the “reporting period”), the Fund decreased 1.95%, while the Underlying Index decreased 0.60%. The Fund had a net asset value of $14.74 per share on October 31, 2014 and ended the reporting period with a net asset value of $13.49 on October 31, 2015.

During the reporting period, the highest returns came from Annaly Capital Management and Digital Realty Trust, which returned 60.08% and 58.94%, respectively. The worst performers were Southwestern Energy and ArcelorMittal, which returned -53.41% and -51.91%, respectively.

The Fund invests in certain of the highest dividend-yielding preferred shares in the United States and Canada. Preferred shares held by the Fund issued by companies in the Financials, Consumer Goods, Consumer Services, and Telecommunications sectors had positive total returns. Preferred shares held by the Fund issued by companies in the Energy and Materials sectors suffered from falling commodity prices, which led to declining credit quality and widening credit spreads.

	AVERAGE TOTAL RETURN FOR THE YEAR ENDED OCTOBER 31, 2015
	One Year Return		Three Year Return		Annualized Inception to Date*
	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price
Global X SuperIncome™ Preferred ETF	-1.95%	-2.35%	3.27%	3.23%	3.83%	4.35%
S&P Enhanced Yield North American Preferred Stock Index	-0.60%	-0.60%	3.99%	3.99%	4.56%	4.56%
S&P 500 Index	5.20%	5.20%	16.20%	16.20%	16.35%	16.35%

Growth of a $10,000 Investment

(at Net Asset Value)

* Fund commenced operations on July 16, 2012.

The S&P 500 Index is a market capitalization weighted composite index of 500 large capitalization U.S. companies.

Management Discussion of Fund Performance (unaudited)

Global X SuperIncome™ Preferred ETF

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, it may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund's performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike a Fund's returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

There are no assurances that the Fund will meet its stated objectives.

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

See definition of comparative indices on previous page.

Management Discussion of Fund Performance (unaudited)

Global X Social Media Index ETF

Global X Social Media Index ETF

The Global X Social Media Index ETF (“Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Solactive Social Media Total Return Index (“Underlying Index”). The Fund is passively managed, which means the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Underlying Index.

The Underlying Index tracks the equity performance of the largest and most liquid companies involved in the social media industry, including companies that provide social networking, file sharing, and other web-based media applications, as defined by the index provider.

For the 12-month period ended October 31, 2015 (the “reporting period”), the Fund increased 0.00%, while the Index increased 0.28%. The Fund had a net asset value of $19.30 per share on October 31, 2014 and ended the reporting period with a net asset value of $19.29 on October 31, 2015.

During the reporting period, the highest returns came from XING and NEXON, which returned 88.12% and 63.58%, respectively. The worst performers were Yelp, Cl A and Groupon, Cl A, which returned -62.92% and -49.25%, respectively.

The social media industry faced high growth expectations, but largely delivered with meaningful revenue expansion during the reporting period. Future growth expectations remain high as investors expect social media platforms to continue to attract new users and monetize their networks. In November 2014, the number of global internet users crossed 3 billion, which is nearly half the world's population, but social media has a global penetration of only 30%. As more people in emerging markets gain internet access, social networks will need to continue to attract these users and convert them into additional revenue.

	AVERAGE TOTAL RETURN FOR THE YEAR ENDED OCTOBER 31, 2015
	One Year Return		Three Year Return		Annualized Inception to Date*
	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price
Global X Social Media Index ETF	0.00%	0.00%	14.91%	15.03%	6.93%	6.74%
Solactive Social Media Total Return Index	0.28%	0.28%	15.28%	15.28%	7.42%	7.42%
S&P 500 Index	5.20%	5.20%	16.20%	16.20%	16.10%	16.10%

Growth of a $10,000 Investment

(at Net Asset Value)

* The Fund commenced operations on November 14, 2011.

The S&P 500 Index is a market capitalization weighted composite index of 500 large capitalization U.S. companies.

Management Discussion of Fund Performance (unaudited)

Global X Social Media Index ETF

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, it may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund's performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike a Fund's returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

There are no assurances that the Fund will meet its stated objectives.

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

See definition of comparative indices on previous page.

Management Discussion of Fund Performance (unaudited)

Global X | JPMorgan Efficiente Index ETF

Global X | JPMorgan Efficiente Index ETF

The Global X | JPMorgan Efficiente Index ETF (“Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the JPMorgan ETF Efficiente 10 TR Series X Index (“Underlying Index”). The Fund is passively managed, which means the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Underlying Index.

The Underlying Index tracks the total return performance of a portfolio of eleven exchange-traded funds (each, an "ETF") and two exchange-traded products (each an "ETP") (each ETP and ETF, a "Constituent" and together the "Constituents"), as defined by the index provider. The share prices of the ETFs and ETPs are expected to track the performance of equities or bonds in developed or emerging markets, real estate investments, U.S. Treasury bonds, U.S. Treasury Inflation Protected Securities, a single commodity or a portfolio of commodity futures contracts. The Underlying Index allocates index weights among the Constituents based on a proprietary methodology created by the index provider. On a monthly basis and subject to certain weighting constraints, the Underlying Index is rebalanced to reallocate index weights among the Constituents so that the resulting portfolio would have had the highest return during the previous six months and an annualized volatility level of 10% or less over the same period (subject to upward adjustment under limited circumstances). This methodology is informed by the “modern portfolio theory” approach to asset allocation, which suggests that an investor allocate assets in a manner that maximizes return for a given risk appetite. Since the index weights assigned to the Constituents at each monthly rebalancing are determined based on past performance, there is no guarantee that any monthly rebalancing will result in the Underlying Index achieving the highest possible returns for the relevant month.

For the 12-month period ended October 31, 2015 (the “reporting period”), the Fund decreased 6.37%, while the Underlying Index decreased 5.72%. The Fund had a net asset value of $25.49 per share on October 31, 2014 and ended the reporting period with a net asset value of $23.72 on October 31, 2015.

During the reporting period, the highest returns came from Vanguard REIT Index Fund and iShares iBoxx USD Investment Grade Corporate Bond ETF, which returned 3.23% and 1.51%, respectively. The worst performers were Vanguard FTSE Emerging Markets ETF and Vanguard Developed Markets Index Fund ETF, which returned -19.73% and -8.87%, respectively.

Over the reporting period, the Fund had an approximate average weighting of 37.1% in ETFs with exposure to developed market equities, 27.1% in ETFs with exposure to Bonds, 12.5% in ETFs with exposure to Emerging Markets, 10.8% in ETFs with exposure to Alternatives, and 12.5% in ETFs with exposure to Short Term US Treasuries or Inflation Protected Securities. The Fund allocated 50% of its exposure to an ETF accessing short term US Treasuries from August 2015 to October 2015.

Management Discussion of Fund Performance (unaudited)

Global X | JPMorgan Efficiente Index ETF

	AVERAGE TOTAL RETURN FOR THE YEAR ENDED OCTOBER 31, 2015
	One Year Return		Annualized Inception to Date*
	Net Asset Value	Market Price	Net Asset Value	Market Price
Global X | JPMorgan Efficiente Index ETF	-6.37%	-7.02%	-4.25%	-4.89%
JPMorgan ETF Efficiente 10 TR Series X Index	-5.72%	-5.72%	-3.56%	-3.56%
S&P 500 Index	5.20%	5.20%	9.93%	9.93%

Growth of a $10,000 Investment

(at Net Asset Value)

* The Fund commenced operations on October 22, 2014.

The S&P 500 Index is a market capitalization weighted composite index of 500 large capitalization U.S. companies.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, it may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund's performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike a Fund's returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

There are no assurances that the Fund will meet its stated objectives.

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

See definition of comparative indices on previous page.

Management Discussion of Fund Performance (unaudited)

Global X | JPMorgan US Sector Rotator Index ETF

Global X | JPMorgan US Sector Rotator Index ETF

The Global X | JPMorgan US Sector Rotator Index ETF (“Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the JPMorgan US Sector Rotator TR Series X Index (“Underlying Index”), which is composed of underlying equity exchange-traded funds ("ETFs") and a fixed income ETF. The Fund is passively managed, which means the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Underlying Index.

The Underlying Index aims to participate in the best-performing U.S. sectors of the market while limiting its exposure to the market during periods of high volatility or market declines, as defined by the index provider. The Underlying Index rebalances monthly to reflect changing market conditions by tracking the performance of a portfolio that may include a U.S. Treasury Bond ETF and zero to five ETFs selected out of a pool of ten U.S. sector ETFs. The sectors represented by the U.S. sector ETFs are: consumer discretionary, consumer staples, energy, financials, healthcare, industrial, utilities, materials, technology and real estate. On each monthly rebalancing date, the Underlying Index seeks to select up to five U.S. sector ETFs with the highest positive performance during the prior month. The Underlying Index will include an allocation to the U.S. Treasury Bond ETF if fewer than five U.S. sector ETFs have positive performance during the prior month. The U.S. sector ETFs selected for inclusion in the Underlying Index each month are equal-volatility weighted, based on each U.S. sector ETF’s realized volatility during the prior month, meaning that each U.S. sector ETF has the same amount of volatility contribution to the Underlying Index as of such monthly rebalancing date. If the overall realized volatility of the portfolio of selected U.S. sector ETFs exceeds 20%, based on each U.S. sector ETF’s realized volatility during the prior month, the weight assigned on a monthly rebalancing date to each U.S. sector ETF is adjusted down proportionally and the exposure is re-allocated to the U.S. Treasury Bond ETF in order to reduce the overall volatility of the Underlying Index to 20% as of such monthly rebalancing date. Since the index weights assigned to the U.S. Sector ETF and the U.S. Treasury Bond ETF are determined on past performance, there is no guarantee that any monthly rebalancing will result in the Underlying Index achieving the highest possible returns for the relevant month.

For the 12-month period ended October 31, 2015 (the “reporting period”), the Fund decreased 6.90%, while the Underlying Index decreased 6.07%. The Fund had a net asset value of $25.41 per share on October 31, 2014 and ended the reporting period with a net asset value of $23.55 on October 31, 2015.

During the reporting period, the highest returns came from Health Care Select Sector SPDR Fund and Consumer Staples Select Sector SPDR Fund, which returned 6.32% and 0.52%, respectively. The worst performers were Financial Select Sector SPDR Fund and Technology Select Sector SPDR Fund, which returned -12.71% and -7.74%, respectively.

Over the reporting period, the Fund had an approximate average weighting of 25% to ETFs with exposure to short term US Treasuries, 11.9% to ETFs with exposure to Consumer Discretionary stocks, and 10.9% exposure to ETFs with exposure to real estate investment trusts. From July 2015 to Octobter 2015, the Fund became very defensive, with an approximate average exposure of 60% to ETFs accessing short term US Treasuries, as US market volatility increased and many individual sector ETFs produced negative returns.

Management Discussion of Fund Performance (unaudited)

Global X | JPMorgan US Sector Rotator Index ETF

	AVERAGE TOTAL RETURN FOR THE YEAR ENDED OCTOBER 31, 2015
	One Year Return		Annualized Inception to Date*
	Net Asset Value	Market Price	Net Asset Value	Market Price
Global X | JPMorgan US Sector Rotator Index ETF	-6.90%	-6.86%	-5.36%	-5.74%
JPMorgan US Sector Rotator TR Series X Index	-6.07%	-6.07%	-4.47%	-4.47%
S&P 500 Index	5.20%	5.20%	9.93%	9.93%

Growth of a $10,000 Investment

(at Net Asset Value)

* The Fund commenced operations on October 22, 2014.

The S&P 500 Index is a market capitalization weighted composite index of 500 large capitalization U.S. companies.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, it may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund's performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike a Fund's returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

There are no assurances that the Fund will meet its stated objectives.

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

See definition of comparative indices on previous page.

Management Discussion of Fund Performance (unaudited)

Global X Permanent ETF

Global X Permanent ETF

The Global X Permanent ETF (“Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Solactive Permanent Index (“Underlying Index”). The Fund is passively managed, which means the investment adviser does not attempt to take defensive positions in declining markets. The Fund utilizes a "sampling" methodology to seek to achieve its investment objective.

The Underlying Index tracks the performance of four asset class categories that are designed to perform differently across different economic environments, as defined by the index provider. On each rebalance, the Underlying Index allocates 25% each to four asset class categories, as follows: stocks, U.S. Treasury Bonds (long- term), U.S. Treasury Bills and Bonds (short-term), and gold and silver.

For the 12-month period ended October 31, 2015 (the “reporting period”), the Fund increased 0.25%, while the Underlying Index increased 0.11%. The Fund had a net asset value of $24.11 per share on October 31, 2014 and ended the reporting period with a net asset value of $23.94 on October 31, 2015.

During the reporting period, the highest returns came from Amazon.com and Facebook, Cl A, which returned 104.90% and 35.98%, respectively. The worst performers were Glencore Xstrata and Potash Corp of Saskatchewan, which returned -63.96% and -40.80%, respectively.

The Fund seeks to provide generally equal exposure to equities, short term treasuries, long term treasuries, and precious metals. Over the reporting period, the Fund's exposures across asset classes with low correlations to each other resulted in an annualized volatility of approximately 8.8%.

	AVERAGE TOTAL RETURN FOR THE YEAR ENDED OCTOBER 31, 2015
	One Year Return		Three Year Return		Annualized Inception to Date*
	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price
Global X Permanent Index ETF	0.25%	0.66%	-0.94%	-0.88%	-0.22%	-0.07%
Solactive Permanent Index	0.11%	0.11%	-0.82%	-0.82%	-0.04%	-0.04%
S&P 500 Index	5.20%	5.20%	16.20%	16.20%	14.76%	14.76%

Growth of a $10,000 Investment

(at Net Asset Value)

* The Fund commenced operations on February 7, 2012.

The S&P 500 Index is a market capitalization weighted composite index of 500 large capitalization U.S. companies.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, it may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund's performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike a Fund's returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

There are no assurances that the Fund will meet its stated objectives.

Management Discussion of Fund Performance (unaudited)

Global X Permanent ETF

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

See definition of comparative indices on previous page.

Management Discussion of Fund Performance (unaudited)

Global X Guru™ Index ETF

Global X Guru™ Index ETF

The Global X Guru™ Index ETF (“Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Solactive Guru Index (“Underlying Index”).The Fund is passively managed, which means the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Underlying Index.

The Underlying Index is comprised of the top U.S. listed equity positions reported on Form 13F by a select group of entities characterized as hedge funds, as defined by the index provider. Hedge funds are selected from a pool of thousands of privately offered pooled investment vehicles based on the size of their reported equity holdings and the efficacy of replicating their publicly disclosed positions. Hedge funds must have minimum reported holdings of $500 million in their Form 13F to be considered for the Underlying Index. Additional filters are applied to eliminate hedge funds that have high turnover rates for equity holdings. Only hedge funds with a concentrated top holding are included in the selection process. Once the hedge fund pool has been determined, the Index Provider utilizes Form 13F filings to compile the top stock holding from each of these hedge funds. The stocks are screened for liquidity, equal weighted, and rebalanced quarterly following the Form 13F filing timeline.

For the 12-month period ended October 31, 2015 (the “reporting period”), the Fund decreased 7.94%, while the Underlying Index decreased 7.60%. The Fund had a net asset value of $26.30 per share on October 31, 2014 and ended the reporting period with a net asset value of $23.96 on October 31, 2015.

During the reporting period, the highest returns came from CDW and NIKE, Cl B, which returned 45.98% and 42.5%, respectively. The worst performers were Arbutus Biopharma and Horizon Pharma, which returned -51.24% and -50.75%, respectively.

The Fund invests in many of the top U.S. listed equity positions reported on Form 13F by major hedge funds. Over the course of the reporting period, the underperformance of hedge fund picks in the Health Care industry (more specifically the Pharamceuticals industry) weighed heavily on the Fund's performance. Stocks held by the Fund in the Pharamceuticals industry were down approximately 25%, with the majority of losses occurring during October 2015. Pharmaceuticals had an average weight of 8.2% over the course of the reporting period. The Energy sector also contributed negatively to the fund's returns, as stocks held from that sector fell nearly 27.3% and had an average weight of 5.5% in the fund.

	AVERAGE TOTAL RETURN FOR THE YEAR ENDED OCTOBER 31, 2015
	One Year Return		Three Year Return		Annualized Inception to Date*
	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price
Global X Guru™ Index ETF	-7.94%	-7.95%	14.20%	14.21%	17.11%	17.10%
Solactive Guru Index	-7.60%	-7.60%	14.86%	14.86%	17.76%	17.76%
S&P 500 Index	5.20%	5.20%	16.20%	16.20%	17.81%	17.81%

Growth of a $10,000 Investment

(at Net Asset Value)

* The Fund commenced operations on June 4, 2012.

The S&P 500 Index is a market capitalization weighted composite index of 500 large capitalization U.S. companies.

Management Discussion of Fund Performance (unaudited)

Global X Guru™ Index ETF

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, it may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund's performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike a Fund's returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

There are no assurances that the Fund will meet its stated objectives.

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

See definition of comparative Indices on the previous page.

Management Discussion of Fund Performance (unaudited)

Global X Guru™ Activist Index ETF

Global X Guru™ Activist Index ETF

The Global X Guru™ Activist Index ETF ("Fund") seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Solactive Guru Activist Index ("Underlying Index'').The Fund is passively managed, which means the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Underlying Index.

The Underlying Index is comprised of US listed equity positions reported on Form 13F and Schedule 13D by a select group of entities characterized as premier activist investors, as defined by the index provider. Activist investors are defined by the index provider as investors that aim to buy securities to put public pressure on management to increase shareholder value. Once the pool of activist investors has been determined, the index provider utilizes Form13F filings and Schedule 13D filings to compile the top 50 aggregate stock holdings held by the pool of activist investors, after screening for certain liquidity and market capitalization requirements. The stocks are equal weighted and rebalanced quarterly following the Form 13F filing timeline. On a monthly basis, securities may be added to or removed from the Underlying Index as a result of Schedule 13D filings.

For the period from the Fund's commencement date on April 28, 2015 through October 31, 2015 (the “reporting period”), the Fund decreased 10.83%, while the Underlying Index decreased 10.70%. The Fund had a net asset value of $15.05 per share on April 28, 2015 and ended the reporting period with a net asset value of $13.42 on October 31, 2015.

During the reporting period, the highest returns came from Mondelez International, Cl A and Time Warner, which returned 20.20% and 19.53%, respectively. The worst performers were SunEdison, Inc. and Platform Specialty Products Corp. which, returned -67.47% and -60.30%, respectively.

The Fund invests in certain U.S. listed equity positions held by activist investors. Activist investors seek to unlock unrealized value for shareholders by effecting major changes in target companies. Traditionally, an activist investor will purchase a large number of shares in a company with the objective of accumulating enough voting power to swing company proxy votes. Through these proxy votes, an activist investor will seek to obtain seats on a company’s board of directors, allowing for considerable influence over the company’s strategy, governance, and policies. More recently, activist investors have incorporated highly public campaigns into their strategies via appearances on TV news outlets and social media to galvanize other investors to their cause and to increase pressure on the company’s senior management and board. The Fund's exposures to energy and materials stocks weighed negatively on returns while its exposure to consumer staples was a positive.

Management Discussion of Fund Performance (unaudited)

Global X Guru™ Activist Index ETF

	AVERAGE TOTAL RETURN FOR THE PERIOD ENDED OCTOBER 31, 2015
	Cumulative Inception to Date*
	Net Asset Value	Market Price
Global X Guru™ Activist Index ETF	-10.83%	-10.90%
Solactive Guru Activist Index	-10.70%	-10.70%
S&P 500	-0.61%	-0.61%

Growth of a $10,000 Investment

(at Net Asset Value)

* The Fund commenced operations on April 28, 2015. Total return is for the period indicated and has not been annualized.

The S&P 500 Index is a market capitalization weighted composite index of 500 large capitalization U.S. companies.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, it may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund's performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike a Fund's returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

There are no assurances that the Fund will meet its stated objectives.

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

See definition of comparative Indices on the previous page.

Management Discussion of Fund Performance (unaudited)

Global X Guru™ International Index ETF

Global X Guru™ International Index ETF

The Global X Guru™ International Index ETF (“Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Solactive Guru International Index (“Underlying Index”).The Fund is passively managed, which means the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Underlying Index.

The Underlying Index is comprised of international companies reported on Form 13F by hedge funds and other institutional investors, as defined by the index provider. Hedge funds are selected from a pool of thousands of privately offered pooled investment vehicles based on the size of their reported equity holdings and the efficacy of replicating their publicly disclosed positions. Institutional investors are selected based on the qualitative factor of whether they have a strong management team with a track record of creating shareholder value. Additional filters are applied to exclude the holdings of hedge funds and institutional investors that report less than $500 million in holdings on their Form 13F or that have high turnover rates for equity holdings, as defined by the index provider. Once the pool of investors has been determined, the index provider utilizes Form 13F filings to compile 50 stocks that represent the top international positions from these investors. The stocks must meet minimum size and liquidity thresholds to be included in the Underlying Index. Stocks in the Underlying Index are equal weighted and rebalanced quarterly following the Form 13F filing timeline.

For the 12-month period ended October 31, 2015 (the “reporting period”), the Fund decreased 15.31%, while the Underlying Index decreased 14.69%. The Fund had a net asset value of $15.62 per share on October 31, 2014 and ended the reporting period with a net asset value of $13.13 on October 31, 2015.

During the reporting period, the highest returns came from Ctrip.com International ADR and Talisman Energy, Inc. which returned 126.37% and 70.08%, respectively. The worst performers were Altisource Portfolio Solutions SA and Arbutus Biopharma, which returned -64.08% and -59.66%, respectively.

The Fund invests in international stocks reported on Form 13F by hedge funds and other institutional investors. During the reporting period, the Fund had a 10% average weighting to China, which contributed positively to the Fund's performance, while a 10% average weighting to Brazil weighed on the Fund's performance.

Management Discussion of Fund Performance (unaudited)

Global X Guru™ International Index ETF

	AVERAGE TOTAL RETURN FOR THE YEAR ENDED OCTOBER 31, 2015
	One Year Return		Annualized Inception to Date*
	Net Asset Value	Market Price	Net Asset Value	Market Price
Global X Guru™ International Index ETF	-15.31%	-15.31%	-6.73%	-6.73%
Solactive Guru International Index	-14.69%	-14.69%	-6.00%	-6.00%
S&P 500 Index	5.20%	5.20%	8.58%	8.58%

Growth of a $10,000 Investment

(at Net Asset Value)

* The Fund commenced operations on March 10, 2014.

The S&P 500 Index is a market capitalization weighted composite index of 500 large capitalization U.S. companies.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, it may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund's performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike a Fund's returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

There are no assurances that the Fund will meet its stated objectives.

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

See definition of comparative indices on previous page.

Management Discussion of Fund Performance (unaudited)

Global X GF China Bond ETF

Global X GF China Bond ETF

The Global X GF China Bond ETF (“Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P China Composite Select Bond Index (“Underlying Index”). The Fund is passively managed, which means the investment adviser does not attempt to take defensive positions in declining markets. The Fund utilizes a "sampling" methodology to seek to acheive its investment objective.

The Underlying Index is designed to provide exposure to RMB-denominated bonds that are issued or distributed within mainland China. The Underlying Index, strictly in accordance with its guidelines and mandated procedures, includes securities with a minimum maturity of one year and with an outstanding principal amount of RMB 1 billion. The Underlying Index is composed of RMB denominated bonds issued by governments, agencies, and Central State-Owned Enterprises (CSOEs). The Fund seeks to achieve its investment objective by primarily investing directly in Chinese bonds issued or distributed in the PRC. Because the Fund does not satisfy the criteria to qualify as a Renminbi Qualified Foreign Institutional Investor ("RQFII") or Qualified Foreign Institutional Investor ("QFII") itself, the Fund invests directly in RMB-denominated bonds via the RQFII quota of the Fund’s sub-adviser, GF International Investment Management Limited ("GFIIM" or “Sub-Adviser”). The Sub-Adviser has obtained RQFII status and has been granted an RQFII quota of at least 500 Million RMB (“RQFII quota”), which the Sub-Adviser will use all or a portion of to invest the portion of the Fund’s assets allocated to it by the Adviser in RMB-denominated bonds. At such time that the Sub-Adviser has utilized its entire RQFII quota, the Sub-Adviser may, subject to applicable regulations, apply for an increase of the RQFII quota. Assets not allocated to the Sub-Adviser for investment directly in RMB-denominated bonds are managed by the adviser.

For the period from the Fund's commencement date on November 18, 2014 through October 31, 2015 (the “reporting period”), the Fund increased 1.67%, while the Underlying Index increased 2.64%. The Fund had a net asset value of $38.00 per share on November 18, 2014 and ended the reporting period with a net asset value of $37.56 on October 31, 2015.

During the reporting period, the highest returns came from Export Import Bank China and China North Industries Group, which returned 8.65% and 4.78%, respectively. The worst performers were China Development Bank and China Government Bond, which returned -30.42% and -8.34%, respectively.

In the third quarter of 2015, China's gross domestic product grew by 6.9%, its slowest rate since the global economic crisis. The Chinese government has implemented a series of economic stimulus measures to maintain high economic growth rates, such as devaluing the currency, lowering interest rates, and easing bank reserve requirements. These measures have had a mixed impact on the Fund. Devaluation of the yuan versus the dollar resulted in negative price returns for investors, but interest rate cuts have boosted price returns of the underlying bonds. The International Monetary Fund announced that it will be adding the yuan to its special drawing rights (SDR) basket, effectively making the yuan a global reserve currency, which could result in more purchasing of yuan-denominated assets such as Chinese onshore bonds.

Management Discussion of Fund Performance (unaudited)

Global X GF China Bond ETF

	AVERAGE TOTAL RETURN FOR THE PERIOD ENDED OCTOBER 31, 2015
	Cumulative Inception to Date*
	Net Asset Value	Market Price
Global X GF China Bond ETF	1.67%	1.37%
S&P China Composite Select Bond Index	2.64%	2.64%
S&P 500 Index	3.30%	3.30%

Growth of a $10,000 Investment

(at Net Asset Value)

* Fund commenced operations on November 18, 2014. Total return is for the period indicated and has not been annualized.

The S&P 500 Index is a market capitalization weighted composite index of 500 large capitalization U.S. companies.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, it may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund's performance assumes the reinvestment of all dividends and all capital gains. The Fund’s performance reflects contractual fee waivers in effect until at least March 1, 2016. Absent these waivers performance would be lower. Index returns assume reinvestment of dividends and, unlike a Fund's returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

There are no assurances that the Fund will meet its stated objectives.

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

See definition of comparative indices on previous page.

Management Discussion of Fund Performance (unaudited)

Global X Scientific Beta US ETF

Global X Scientific Beta US ETF

The Global X Scientific Beta US ETF (“Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Scientific Beta United States Multi-Beta Multi-Strategy Equal Risk Contribution Index (“Underlying Index”). The Fund is passively managed, which means the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Underlying Index.

The Underlying Index generally comprises approximately 500 or less U.S. listed common stocks selected based on a proprietary methodology developed by the index provider. The objective of the Underlying Index is to outperform traditional market capitalization-weighted indexes, with lower volatility. The Underlying Index’s components are selected by applying four factors that have been widely recognized by academic literature to outperform market capitalization weighted-indexes over the long run: Value, Size, Low-Volatility and Momentum. Each of these factors is applied by using the following metrics: price-to-book ratio for Value; free-float market capitalization for Size; historical volatility over the trailing 104 week period for Low-Volatility; and one-year-minus-one-month total returns for Momentum. Finally, components are weighted by employing a proprietary, multi-step process that combines multiple weighting methodologies to diversify the risks associated with any one weighting scheme.

For the period from the Fund's commencement date on May 12, 2015 through October, 31 2015 (the “reporting period”), the Fund decreased 0.92%, while the Underlying Index decreased 0.79%. The Fund had a net asset value of $24.90 per share on May 12, 2015 and ended the reporting period with a net asset value of $24.67 on October 31, 2015.

During the reporting period, the highest returns came from Amazon.com and Activision Blizzard, which returned 40.34% and 38.1%, respectively. The worst performers were Keurig Green Mountain and Southwestern Energy, which returned -50.33% and -49.57%, respectively.

Over the reporting period, the Fund had a 20.4% weighting to stocks in the Financials sector, with other large exposures of 14.6% to the Technology sector, 13.6% to the Consumer Services sector, and 13.1% to the Consumer Goods sector and 13.1% to the Health Care sector. The Fund had an approximate average exposure of 20% to Low Volatility stocks, 24% to Mid Cap stocks, 29% to Value stocks, and 27% to Momentum stocks, as defined by the index provider.

Management Discussion of Fund Performance (unaudited)

Global X Scientific Beta US ETF

	AVERAGE TOTAL RETURN FOR THE PERIOD ENDED OCTOBER 31, 2015
	Cumulative Inception to Date*
	Net Asset Value	Market Price
Global X Scientific Beta US ETF	-0.92%	-0.88%
Scientific Beta US Multi-Beta Multi-Strategy Equal Risk Contribution Index	-0.79%	-0.79%
S&P 500 Index	0.02%	0.02%

Growth of a $10,000 Investment

(at Net Asset Value)

* Fund commenced operations on May 12, 2015. Total return is for the period indicated and has not been annualized.

The S&P 500 Index is a market capitalization weighted composite index of 500 large capitalization U.S. companies.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, it may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund's performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike a Fund's returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

There are no assurances that the Fund will meet its stated objectives.

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

See definition of comparative indices on previous page.

Management Discussion of Fund Performance (unaudited)

Global X Scientific Beta Europe ETF

Global X Scientific Beta Europe ETF

The Global X Scientific Beta Europe ETF (“Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Scientific Beta Extended Developed Europe Multi-Beta Multi-Strategy Equal Risk Contribution Index (“Underlying Index”). The Fund is passively managed, which means the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Underlying Index.

The Underlying Index generally comprises approximately 600 or less European-listed common stocks selected based on a proprietary methodology developed by the index provider. The objective of the Underlying Index is to outperform traditional market capitalization-weighted indexes, with lower volatility. The components of the Underlying Index are selected from a universe of the 600 largest, as measured by free float market capitalization, and most liquid stocks that are ordinarily traded principally on a stock exchange in one of the following 16 developed European countries: Austria, Belgium, Denmark, Finland, France, Germany, Greece, Ireland, Italy, Netherlands, Norway, Portugal, Spain, Sweden, Switzerland and the United Kingdom. The Underlying Index’s components are selected by applying four factors that have been widely recognized by academic literature to outperform market capitalization weighted-indexes over the long run: Value, Size, Low-Volatility and Momentum. Each of these factors is applied by using the following metrics: price-to-book ratio for Value; free-float market capitalization for Size; historical volatility over the trailing 104 week period for Low-Volatility; and one-year-minus-one-month total returns for Momentum. Finally, components are weighted by employing a proprietary, multi-step process that combines multiple weighting methodologies to diversify the risks associated with any one weighting scheme.

For the period from the Fund's commencement date on May 12, 2015 through October, 31 2015 (the “reporting period”), the Fund decreased 1.93%, while the Underlying Index decreased 1.75%. The Fund had a net asset value of $24.89 per share on May 12, 2015 and ended the reporting period with a net asset value of $24.41 on October 31, 2015.

During the reporting period, the highest returns came from Vonovia and Galenica, which returned 66.01% and 65.86%, respectively. The worst performers were AdStar, Inc. and Deutsche Wohnen, which returned -93.75% and -78.34%, respectively.

Over the reporting period, the Fund had a 27% weighting to stocks in the Financials sector, with other large exposures of 17.9% to the Industrials sector, 12.3% to the Consumer Services sector and 12.1% to the Consumer Goods sector. The Fund had an approximate average exposure of 34% to Low Volatility stocks, 18% to Mid Cap stocks, 28% to Value stocks, and 20% to Momentum stocks, as defined by the index provider.

Management Discussion of Fund Performance (unaudited)

Global X Scientific Beta Europe ETF

	AVERAGE TOTAL RETURN FOR THE PERIOD ENDED OCTOBER 31, 2015
	Cumulative Inception to Date*
	Net Asset Value	Market Price
Global X Scientific Beta Europe ETF	-1.93%	-2.13%
Scientific Beta Extended Developed Europe Multi-Beta Multi-Strategy Equal Risk Contribution Index	-1.75%	-1.75%
S&P 500 Index	0.02%	0.02%

Growth of a $10,000 Investment

(at Net Asset Value)

* Fund commenced operations on May 12, 2015. Total return is for the period indicated and has not been annualized.

The S&P 500 Index is a market capitalization weighted composite index of 500 large capitalization U.S. companies.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, it may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund's performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike a Fund's returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

There are no assurances that the Fund will meet its stated objectives.

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

See definition of comparative Indices on previous page.

Management Discussion of Fund Performance (unaudited)

Global X Scientific Beta Japan ETF

Global X Scientific Beta Japan ETF

The Global X Scientific Beta Japan ETF (“Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Scientific Beta Japan Multi-Beta Multi-Strategy Equal Risk Contribution Index (“Underlying Index”). The Fund is passively managed, which means the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Underlying Index.

The Underlying Index generally comprises approximately 500 or less Japanese-listed common stocks selected based on a proprietary methodology developed by the index provider. The objective of the Underlying Index is to outperform traditional market capitalization-weighted indexes, with lower volatility The components of the Underlying Index are selected from a universe of the 500 largest, as measured by free float market capitalization, and most liquid stocks traded principally on a stock exchange in and incorporated or domiciled (i.e., maintain a principal place of business) in Japan. The Underlying Index’s components are selected by applying four factors that have been widely recognized by academic literature to outperform market capitalization weighted-indexes over the long run: Value, Size, Low-Volatility and Momentum. Each of these factors is applied by using the following metrics: price-to-book ratio for Value; free-float market capitalization for Size; historical volatility over the trailing 104 week period for Low-Volatility; and one-year-minus-one-month total returns for Momentum. Finally, components are weighted by employing a proprietary, multi-step process that combines multiple weighting methodologies to diversify the risks associated with any one weighting scheme.

For the period from the Fund's commencement date on May 12, 2015 through October, 31 2015 (the “reporting period”), the Fund increased 0.48%, while the Underlying Index increased 0.65%. The Fund had a net asset value of $25.07 per share on May 12, 2015 and ended the reporting period with a net asset value of $25.19 on October 31, 2015.

During the reporting period, the highest returns came from ACOM and KOSÉ, which returned 69.53% and 60.09%, respectively. The worst performers were IHI and Topcon, which returned -38.31% and -36.97%, respectively.

Over the reporting period, the Fund had a 19.8% weighting to stocks in the Industrials sector, with other large exposures of 16.5% to the Financials sector, 18.1% to the Consumer Goods sector and 16.5% to the Consumer Services sector. The Fund had an approximate average exposure of 19% to Low Volatility stocks, 22% to Mid Cap stocks, 34% to Value stocks, and 25% to Momentum stocks, as defined by the index provider.

Management Discussion of Fund Performance (unaudited)

Global X Scientific Beta Japan ETF

	AVERAGE TOTAL RETURN FOR THE PERIOD ENDED OCTOBER 31, 2015
	Cumulative Inception to Date*
	Net Asset Value	Market Price
Global X Scientific Beta Japan ETF	0.48%	-0.28%
Scientific Beta Japan Multi-Beta Multi-Strategy Equal Risk Contribution Index	0.65%	0.65%
S&P 500 Index	0.02%	0.02%

Growth of a $10,000 Investment

(at Net Asset Value)

* Fund commenced operations on May 12, 2015. Total return is for the period indicated and has not been annualized.

The S&P 500 Index is a market capitalization weighted composite index of 500 large capitalization U.S. companies.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, it may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund's performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike a Fund's returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

There are no assurances that the Fund will meet its stated objectives.

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

See definition of comparative Indices on previous page.

Management Discussion of Fund Performance (unaudited)

Global X Scientific Beta Asia ex-Japan ETF

Global X Scientific Beta Asia ex-Japan ETF

The Global X Scientific Beta Asia ex-Japan ETF (“Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Scientific Beta Developed Asia-Pacific ex-Japan Multi-Beta Multi-Strategy Equal Risk Contribution Index (“Underlying Index”). The Fund is passively managed, which means the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Underlying Index.

The Underlying Index generally comprises approximately 400 or less Asian-listed common stocks selected based on a proprietary methodology developed by the index provider. The objective of the Underlying Index is to outperform traditional market capitalization-weighted indexes, with lower volatility. The components of the Underlying Index are selected from a universe of the 400 largest, as measured by free float market capitalization, and most liquid stocks traded principally on a stock exchange in and incorporated or domiciled (i.e., maintain a principal place of business) in developed markets in Asia, excluding Japan, but may include Hong Kong, New Zealand, Singapore, South Korea and Australia. The Underlying Index’s components are selected by applying four factors that have been widely recognized by academic literature to outperform market capitalization weighted-indexes over the long run: Value, Size, Low-Volatility and Momentum. Each of these factors is applied by using the following metrics: price-to-book ratio for Value; free-float market capitalization for Size; historical volatility over the trailing 104 week period for Low-Volatility; and one-year-minus-one-month total returns for Momentum. Finally, components are weighted by employing a proprietary, multi-step process that combines multiple weighting methodologies to diversify the risks associated with any one weighting scheme.

For the period from the Fund's commencement date on May 12, 2015 through October, 31 2015 (the “reporting period”), the Fund decreased 13.10%, while the Underlying Index decreased 14.09%. The Fund had a net asset value of $24.89 per share on May 12, 2015 and ended the reporting period with a net asset value of $21.63 on October 31, 2015.

During the reporting period, the highest returns came from Blackmores and Medy-Tox, which returned 97.54% and 42.04%, respectively. The worst performers were Commonwealth Bank of Australia and Liquefied Natural Gas, which returned -75.25% and -70.94%, respectively.

Over the reporting period, the Fund had a 32.7% weighting to stocks in the Financials sector, with other large exposures of 16.4% to the Industrials sector, 15.2% to the Consumer Services sector and 7.0% to the Health Care sector. The Fund had an approximate average exposure of 27% to Low Volatility stocks, 20% to Mid Cap stocks, 28% to Value stocks, and 26% to Momentum stocks, as defined by the index provider.

Management Discussion of Fund Performance (unaudited)

Global X Scientific Beta Asia ex-Japan ETF

	AVERAGE TOTAL RETURN FOR THE PERIOD ENDED OCTOBER 31, 2015
	Cumulative Inception to Date*
	Net Asset Value	Market Price
Global X Scientific Beta Asia ex-Japan ETF	-13.10%	-12.90%
Scientific Beta Developed Asia-Pacific ex-Japan Multi-Beta Multi-Strategy Equal Risk Contribution Index	-14.09%	-14.09%
S&P 500 Index	0.02%	0.02%

Growth of a $10,000 Investment

(at Net Asset Value)

* Fund commenced operations on May 12, 2015. Total return is for the period indicated and has not been annualized.

The S&P 500 Index is a market capitalization weighted composite index of 500 large capitalization U.S. companies.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, it may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund's performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike a Fund's returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

There are no assurances that the Fund will meet its stated objectives.

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

See definition of comparative Indices on previous page.

Management Discussion of Fund Performance (unaudited)

Global X YieldCo Index ETF

Global X YieldCo Index ETF

The Global X YieldCo Index ETF (“Fund”) seeks to track, before fees and expenses, the price and yield performance of the INDXX Global Yieldco Index (“Underlying Index”). The Fund is passively managed, which means the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Underlying Index.

The Underlying Index comprises publicly traded companies that are formed to own operating assets that produce defined cash flows (“Yieldcos”), as well as companies that have publicly announced plans to spin-off a YieldCo in an initial public offering, as determined by the index provider. The components of the Underlying Index are YieldCos selected from the universe of global publicly listed equities, which have a minimum market capitalization of $500 million and an Average Daily Value Traded (“ADVT”) over the last three months greater than $1 million. If less than 20 securities satisfy this criteria, the market capitalization and ADVT requirements are lowered. If there are still fewer than 20 securities, the parent companies of proposed YieldCos with the nearest anticipated listing dates will be included in the Underlying Index until there are 20 Underlying Index constituents. If a parent company is a part of the Underlying Index, and its corresponding YieldCo becomes publicly listed, the listed YieldCo will replace the parent entity in the Underlying Index during the subsequent index rebalance. Underlying Index constituents are ranked by market capitalization. The remaining securities are weighted based on their market capitalization, with a cap of 4.75% on any of the securities falling outside of the top five by market capitalization. If any parent companies of YieldCos are Underlying Index constituents, they are each capped at a 4.75% weighting. Companies that are structured as partnerships are capped at a 25% weighting in the aggregate.

For the period from the Fund's commencement date on May 27, 2015 through October, 31 2015 (the “reporting period”), the Fund decreased 26.39%, while the Underlying Index decreased 26.23%. The Fund had a net asset value of $15.19 per share on May 27, 2015 and ended the reporting period with a net asset value of $11.06 on October 31, 2015.

During the reporting period, the highest returns came from 8point3 Energy Partners and Greencoat UK Wind, which returned 6.49% and 2.82%, respectively. The worst performers were SunEdison and TerraForm Power, Cl A, which returned -65.4% and -53.86%, respectively.

Soon after the Fund launched, the Energy sector experienced a heavy selloff as falling energy prices cut into profitability. Despite the long term contracted nature of the solar and wind projects held by YieldCos, many market participants became worried that renewable energy sources would fall out of favor with cheap fossil fuel prices. In addition, some have commented that the plethora of initial public offerings of YieldCos resulted in too much supply of YieldCo shares in the market, which hurt prices.

Management Discussion of Fund Performance (unaudited)

Global X YieldCo Index ETF

	AVERAGE TOTAL RETURN FOR THE PERIOD ENDED OCTOBER 31, 2015
	Cumulative Inception to Date*
	Net Asset Value	Market Price
Global X YieldCo Index ETF	-26.39%	-26.13%
Indxx Global YieldCo Index	-26.23%	-26.23%
S&P 500 Index	-1.24%	-1.24%

Growth of a $10,000 Investment

(at Net Asset Value)

* Fund commenced operations on May 27, 2015. Total return is for the period indicated and has not been annualized.

The S&P 500 Index is a market capitalization weighted composite index of 500 large capitalization U.S. companies.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, it may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund's performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike a Fund's returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

There are no assurances that the Fund will meet its stated objectives.

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

See definition of comparative Indices on previous page.

Schedule of Investments	October 31, 2015

Global X SuperDividend® ETF

Sector Weightings (unaudited)†:

† Sector weightings percentages are based on the total market value of investments. Repurchase agreements purchased from cash collateral received for securities lending activity are included in total investments. Please see Note 2 and 7 in Notes to Financial Statements for more detailed information.

	Shares	Value
COMMON STOCK — 98.5%
AUSTRALIA— 17.1%
Consumer Services — 1.7%
Myer Holdings	7,301,843	$5,001,120
Southern Cross Media Group	14,158,446	9,899,316
		14,900,436
Financials — 6.3%
ASX	303,142	8,914,923
Bank of Queensland	910,317	8,488,516
Bendigo and Adelaide Bank	955,489	7,294,121
Commonwealth Bank of Australia	141,400	7,740,662
IOOF Holdings (A)	1,233,316	8,218,352
National Australia Bank	339,069	7,293,549
Westpac Banking	338,254	7,572,851
		55,522,974
Industrials — 1.3%
Sydney Airport	2,486,693	11,443,145
Oil & Gas — 1.1%
APA Group	1,460,291	9,584,970
Real Estate Investment Trust — 3.9%
Abacus Property Group	4,175,098	9,740,426
Charter Hall Retail	2,981,288	9,018,479
Cromwell Property Group	11,118,754	7,972,338

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2015

Global X SuperDividend® ETF

	Shares	Value
COMMON STOCK — continued
Real Estate Investment Trust — continued
Stockland	2,725,836	$7,876,228
		34,607,471
Telecommunications — 0.8%
Telstra	1,929,652	7,434,235
Utilities — 2.0%
DUET Group	5,007,371	8,431,120
Spark Infrastructure Group	5,869,085	8,709,581
		17,140,701
TOTAL AUSTRALIA		150,633,932
BRAZIL— 3.0%
Financials — 0.6%
Banco do Brasil	1,194,800	4,964,281
Telecommunications — 0.8%
Telefonica Brasil ADR	719,095	7,449,824
Utilities — 1.6%
Light	2,000,100	6,676,280
Transmissora Alianca de Energia Eletrica	1,429,800	7,402,604
		14,078,884
TOTAL BRAZIL		26,492,989
CANADA— 3.9%
Consumer Services — 1.1%
Parkland Fuel (A)	543,465	9,449,940
Oil & Gas — 1.8%
Surge Energy (A)	3,970,950	8,923,142
Veresen (A)	797,676	6,938,168
		15,861,310
Real Estate Investment Trust — 1.0%
Dream Global	1,354,399	9,409,934
TOTAL CANADA		34,721,184
CHINA— 3.4%
Consumer Goods — 1.1%
Pacific Textiles Holdings	7,081,500	10,124,130
Financials — 2.3%
Evergrande Real Estate Group	26,079,200	20,055,487
TOTAL CHINA		30,179,617
FINLAND— 4.8%
Basic Materials — 1.1%
UPM-Kymmene	521,820	9,828,150
Health Care — 1.3%
Orion, Cl B	307,778	11,056,426

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2015

Global X SuperDividend® ETF

	Shares	Value
COMMON STOCK — continued
Telecommunications — 1.6%
Elisa	370,059	$14,013,237
Utilities — 0.8%
Fortum	469,174	7,074,459
TOTAL FINLAND		41,972,272
FRANCE— 7.6%
Financials — 1.0%
Euler Hermes	97,705	9,201,060
Industrials — 1.1%
Bouygues	247,489	9,422,385
Oil & Gas — 1.1%
Total	190,680	9,298,509
Real Estate Investment Trust — 1.0%
Fonciere Des Regions	96,044	9,097,688
Utilities — 3.4%
Electricite de France	369,667	6,915,484
Suez Environnement	538,880	10,304,236
Veolia Environnement *	528,269	12,356,777
		29,576,497
TOTAL FRANCE		66,596,139
GERMANY— 1.2%
Telecommunications — 1.2%
Freenet	325,249	11,022,954
GREECE— 0.8%
Industrials — 0.8%
Costamare	522,887	7,357,020
HONG KONG— 1.0%
Technology — 1.0%
VTech Holdings	697,324	8,471,252
ISRAEL— 1.4%
Telecommunications — 1.4%
Bezeq The Israeli Telecommunication	5,749,539	12,383,760
ITALY— 1.2%
Utilities — 1.2%
Hera	4,005,919	10,576,129
NIGERIA— 0.9%
Financials — 0.9%
FBN Holdings	292,875,730	7,503,975
NORWAY— 1.3%
Industrials — 1.3%
Ship Finance International (A)	664,091	11,349,315

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2015

Global X SuperDividend® ETF

	Shares	Value
COMMON STOCK — continued
PORTUGAL— 1.1%
Utilities — 1.1%
Energias de Portugal	2,631,151	$9,789,140
SINGAPORE— 6.9%
Industrials — 2.0%
Hutchison Port Holdings Trust	14,333,675	7,955,190
Venture	1,630,161	9,626,156
		17,581,346
Real Estate Investment Trust — 4.0%
Ascendas	5,507,149	9,398,133
Mapletree Industrial Trust	8,599,000	9,363,424
Mapletree Logistics Trust	11,100,463	8,084,593
Suntec	7,017,685	8,267,890
		35,114,040
Telecommunications — 0.9%
StarHub	3,128,806	8,042,629
TOTAL SINGAPORE		60,738,015
SOUTH AFRICA— 1.0%
Real Estate Investment Trust — 1.0%
Redefine Properties	10,187,950	8,530,143
SPAIN— 0.9%
Financials — 0.9%
Banco Santander	1,368,566	7,710,146
SWEDEN— 0.9%
Telecommunications — 0.9%
TeliaSonera	1,606,117	8,271,807
UNITED KINGDOM— 9.0%
Financials — 7.9%
Admiral Group	442,797	11,030,603
Amlin	1,327,978	13,515,637
Intermediate Capital Group	1,299,296	11,357,553
Phoenix Group Holdings	786,627	10,393,196
Provident Financial	240,470	12,886,964
Standard Life	1,501,793	9,762,234
		68,946,187
Utilities — 1.1%
SSE	424,283	9,927,239
TOTAL UNITED KINGDOM		78,873,426

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2015

Global X SuperDividend® ETF

	Shares	Value
COMMON STOCK — continued
UNITED STATES— 31.1%
Consumer Goods — 1.2%
Vector Group (A)	451,068	$10,938,399
Financials — 4.5%
Arlington Asset Investment, Cl A	400,635	5,548,795
Armour Residential	400,042	8,208,862
BGC Partners, Cl A	1,056,665	9,140,152
New York Community Bancorp (A)	603,875	9,976,015
Resource Capital (A)	509,722	6,544,830
		39,418,654
Health Care — 1.8%
AstraZeneca	146,985	9,421,795
PDL BioPharma (A)	1,368,387	6,267,213
		15,689,008
Industrials — 1.0%
RR Donnelley & Sons	552,135	9,314,518
Real Estate Investment Trust — 20.7%
Altisource Residential	524,817	7,552,117
American Capital Mortgage Investment	544,993	7,907,848
Annaly Capital Management	928,746	9,241,023
Apollo Commercial Real Estate Finance	595,409	9,889,743
Apollo Residential Mortgage	590,918	7,605,115
Capstead Mortgage	833,443	8,042,725
Chimera Investment	620,219	8,732,684
CYS Investments	1,118,277	8,633,098
Franklin Street Properties	786,360	8,193,871
Hatteras Financial	535,944	7,669,359
Hospitality Properties Trust	314,206	8,433,289
Invesco Mortgage Capital	646,570	7,791,168
Investors Real Estate Trust	1,306,255	10,606,791
Medical Properties Trust	660,186	7,460,102
New Residential Investment	564,849	6,851,618
New York Mortgage Trust (A)	1,277,411	7,255,694
NorthStar Realty Finance	530,273	6,368,579
Omega Healthcare Investors	247,188	8,532,930
PennyMac Mortgage Investment Trust	463,766	6,780,259
RAIT Financial Trust	1,352,834	6,561,245
Sabra Health Care	306,770	6,957,544
Senior Housing Properties Trust	441,206	6,701,919
Starwood Property Trust	408,260	8,201,943
		181,970,664
Telecommunications — 1.9%
Consolidated Communications Holdings	416,374	9,201,865

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2015

Global X SuperDividend® ETF

	Shares/Face Amount(1)/ Number of Rights	Value
COMMON STOCK — continued
Telecommunications — continued
Frontier Communications (A)	1,200,794	$6,172,081
Windstream Holdings (A)	191,727	1,248,143
		16,622,089
TOTAL UNITED STATES		273,953,332
TOTAL COMMON STOCK
(Cost $949,487,372)		867,126,547

PREFERRED STOCK — 0.6%
BRAZIL— 0.6%
Financials — 0.6%
Bradespar
(Cost $6,429,830)	2,507,000	5,381,018

RIGHTS — 0.0%
Australia — 0.0%
Westpac Banking*	14,811	51,777

Spain — 0.0%
Banco Santander*	1,378,166	76,120

TOTAL RIGHTS
(Cost $–)		127,897

REPURCHASE AGREEMENTS — 5.3%
Barclays Bank
0.070%, dated 10/30/15, to be repurchased on 11/02/15 repurchase price $44,000,257 (collateralized by U.S. Treasury Obligations, ranging in par value $33-$16,689,451, 0.000%-2.750%, 11/05/15-02/15/45 with a total market value of $44,880,000) (B)	$44,000,000	44,000,000
Deutsche Bank
0.050%, dated 10/30/15, to be repurchased on 11/02/15 repurchase price $2,835,313 (collateralized by U.S. Treasury Obligations, par value $2,835,313, 3.250%, 07/31/16 with a total market value of $2,913,284) (B)	2,835,301	2,835,301
TOTAL REPURCHASE AGREEMENTS
(Cost $46,835,301)		46,835,301

TIME DEPOSITS — 0.6%
Brown Brothers Harriman
0.030%, 11/02/15	5,086,508	5,086,508
1.032%, 11/02/15, AUD	209,771	149,661
0.050%, 11/02/15, CAD	50,472	38,577
0.080%, 11/02/15, GBP	53	82
0.005%, 11/02/15, HKD	29	4

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2015

Global X SuperDividend® ETF

	Face Amount(1)	Value
TIME DEPOSITS — continued
2.800%, 11/02/15, NZD	11	$7
0.004%, 11/02/15, SGD	30	21
4.900%, 11/02/15, ZAR	3,317	241
TOTAL TIME DEPOSITS
(Cost $5,275,101)		5,275,101
TOTAL INVESTMENTS — 105.0%
(Cost $1,008,027,604)		$924,745,864

Percentages are based on Net Assets of $880,666,002.

*	Non-income producing security.
(1)	In U.S. Dollars unless otherwise indicated.
(A)	This security or a partial position of this security is on loan at October 31, 2015. The total value of securities on loan at October 31, 2015 was $44,921,955.
(B)	These securities were purchased with cash collateral held from securities on loan. The total value of such securities as of October 31, 2015 was $46,835,301.

ADR — American Depositary Receipt
AUD — Australian Dollar
CAD — Canadian Dollar
Cl — Class
EUR — Euro
GBP — British Pound Sterling
HKD — Hong Kong Dollar
NZD — New Zealand Dollar
SGD — Singapore Dollar
ZAR — South African Rand

The following is a summary of the inputs used as of October 31, 2015, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$867,126,547	$—	$—	$867,126,547
Preferred Stock	5,381,018	—	—	5,381,018
Rights	127,897	—	—	127,897
Repurchase Agreements	—	46,835,301	—	46,835,301
Time Deposits	—	5,275,101	—	5,275,101
Total Investments in Securities	$872,635,462	$52,110,402	$—	$924,745,864

For the year ended October 31, 2015, there have been no transfers between Level 1, Level 2 or Level 3 investments.

As of October 31, 2015, there were no Level 3 investments.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2015

Global X SuperDividend® U.S. ETF

Sector Weightings (unaudited)†:

† Sector weightings percentages are based on the total market value of investments. Repurchase agreements purchased from cash collateral received for securities lending activity are included in total investments. Please see Note 2 and 7 in Notes to Financial Statements for more detailed information.

	Shares	Value
COMMON STOCK — 83.2%
Basic Materials — 1.5%
Kronos Worldwide	522,071	$4,124,361
Consumer Goods — 16.1%
Altria Group	116,701	7,056,910
B&G Foods	230,136	8,351,635
Mattel (A)	251,152	6,173,316
Philip Morris International	78,630	6,950,892
Reynolds American	174,960	8,454,067
Universal (A)	136,605	7,378,036
		44,364,856
Consumer Services — 2.6%
Six Flags Entertainment	136,432	7,099,921
Financials — 14.4%
Apollo Commercial Real Estate Finance	406,391	6,750,155
Apollo Residential Mortgage	439,712	5,659,093
Arlington Asset Investment, Cl A (A)	284,941	3,946,433
Chimera Investment	431,886	6,080,955
New York Community Bancorp (A)	390,359	6,448,730
New York Mortgage Trust (A)	896,716	5,093,347
Starwood Property Trust	274,622	5,517,156
		39,495,869
Health Care — 1.5%
PDL BioPharma (A)	928,157	4,250,959

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2015

Global X SuperDividend® U.S. ETF

	Shares	Value
COMMON STOCK — continued
Industrials — 4.2%
Covanta Holding	306,090	$5,130,069
Macquarie Infrastructure	80,517	6,405,127
		11,535,196
Real Estate Investment Trusts — 11.3%
AG Mortgage Investment Trust	373,317	5,678,151
Capstead Mortgage	568,615	5,487,135
Colony Capital	262,703	5,343,379
Communications Sales & Leasing	157,307	3,160,298
CYS Investments	781,023	6,029,497
Western Asset Mortgage Capital (A)	480,185	5,483,713
		31,182,173
Telecommunications — 8.2%
AT&T	189,140	6,338,081
CenturyLink	178,561	5,037,206
Frontier Communications	798,549	4,104,542
Verizon Communications	130,578	6,121,497
Windstream Holdings (A)	124,131	808,093
		22,409,419
Utilities — 23.4%
Ameren	151,057	6,598,170
Avista	187,700	6,353,645
Consolidated Edison	100,267	6,592,555
Duke Energy	81,191	5,802,721
Empire District Electric	252,511	5,694,123
Entergy	80,592	5,493,150
Northwest Natural Gas	133,168	6,361,435
PPL	186,405	6,412,332
Southern	138,798	6,259,790
Talen Energy *	20,998	182,263
TECO Energy	320,177	8,644,779
		64,394,963
TOTAL COMMON STOCK
(Cost $245,018,026)		228,857,717

MASTER LIMITED PARTNERSHIPS — 16.1%
Consumer Services — 2.5%
Stonemor Partners	226,766	6,982,125
Oil & Gas — 11.6%
CSI Compressco	398,319	5,660,113
Enbridge Energy Partners	163,774	4,575,846
Energy Transfer Partners	108,210	4,778,554

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2015

Global X SuperDividend® U.S. ETF

	Shares/Face Amount	Value
MASTER LIMITED PARTNERSHIPS — continued
Oil & Gas — continued
Exterran Partners	131,000	$2,616,070
Martin Midstream Partners	217,237	6,289,011
Midcoast Energy Partners	255,905	3,224,403
TC PipeLines	90,597	4,680,241
		31,824,238
Utilities — 2.0%
Ferrellgas Partners	266,158	5,429,623
TOTAL MASTER LIMITED PARTNERSHIPS
(Cost $49,034,319)		44,235,986

REPURCHASE AGREEMENTS — 3.9%
Barclays Bank
0.070%, dated 10/30/15, to be repurchased on 11/02/15 repurchase price $9,000,053 (collateralized by U.S. Treasury Obligations, ranging in par value $20.00-$5,130,760, 0.000%-2.750%, 11/05/15-02/15/45 with a total market value of $9,180,000) (B)	$9,000,000	9,000,000
Deutsche Bank
0.050%, dated 10/30/15, to be repurchased on 11/02/15 repurchase price $1,708,562 (collateralized by U.S. Treasury Obligations, par value $1,708,562, 3.250%, 07/31/16 with a total market value of $1,755,548) (B)	1,708,555	1,708,555
TOTAL REPURCHASE AGREEMENTS
(Cost $10,708,555)		10,708,555
TIME DEPOSIT — 0.5%
Brown Brothers Harriman, 0.030%, 11/02/15
(Cost $1,407,051)	1,407,051	1,407,051
TOTAL INVESTMENTS — 103.7%
(Cost $306,167,951)		$285,209,309

Percentages are based on Net Assets of $274,998,625.

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at October 31, 2015. The total value of securities on loan at October 31, 2015 was $10,251,104.
(B)	These securities were purchased with cash collateral held from securities on loan. The total value of such securities as of October 31, 2015 was $10,708,555.

Cl — Class

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2015

Global X SuperDividend® U.S. ETF

The following is a summary of the inputs used as of October 31, 2015, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$228,857,717	$—	$—	$228,857,717
Master Limited Partnerships	44,235,986	—	—	44,235,986
Repurchase Agreements	—	10,708,555	—	10,708,555
Time Deposit	—	1,407,051	—	1,407,051
Total Investments in Securities	$273,093,703	$12,115,606	$—	$285,209,309

For the year ended October 31, 2015, there have been no transfers between Level 1, Level 2 or Level 3 investments.

As of October 31, 2015, there were no Level 3 investments.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2015

Global X SuperDividend® Emerging Markets ETF‡

Sector Weightings (unaudited)†:

† Sector weightings percentages are based on the total market value of investments.

	Shares	Value
COMMON STOCK — 92.4%
BRAZIL— 10.6%
Consumer Services — 1.6%
Multiplus	6,140	$54,856
Industrials — 2.2%
CCR	13,510	42,600
EcoRodovias Infraestrutura e Logistica	20,600	31,889
		74,489
Oil & Gas — 1.8%
Petroleo Brasileiro ADR *	12,664	61,800
Utilities — 5.0%
CPFL Energia *	12,509	50,412
EDP - Energias do Brasil	23,880	70,081
Light	15,200	50,737
		171,230
TOTAL BRAZIL		362,375
CHINA— 19.2%
Basic Materials — 1.9%
China Hongqiao Group	124,433	65,025
Consumer Services — 4.0%
Intime Retail Group	125,100	138,496
Financials — 10.5%
Agile Property Holdings	130,200	71,063
Country Garden Holdings	199,600	76,233
Evergrande Real Estate Group	204,488	157,256
SOHO China	113,200	58,425
		362,977

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2015

Global X SuperDividend® Emerging Markets ETF‡

	Shares	Value
COMMON STOCK — continued
Oil & Gas — 2.8%
Sinopec Engineering Group, Cl H	109,800	$94,923
TOTAL CHINA		661,421
CZECH REPUBLIC— 2.0%
Utilities — 2.0%
CEZ	3,440	69,143
GREECE— 1.9%
Industrials — 1.9%
Costamare	4,592	64,609
HONG KONG— 2.6%
Financials — 2.6%
KWG Property Holding	125,450	90,970
INDIA— 6.5%
Basic Materials — 1.5%
NMDC	34,470	52,883
Financials — 2.7%
Indiabulls Housing Finance	8,250	90,971
Technology — 2.3%
Hexaware Technologies	21,440	78,729
TOTAL INDIA		222,583
MALAYSIA— 7.9%
Basic Materials — 2.7%
HAP Seng Consolidated	63,870	89,948
Financials — 1.8%
Malayan Banking	32,800	63,065
Telecommunications — 1.8%
Maxis	40,500	62,126
Utilities — 1.6%
YTL	156,840	55,128
TOTAL MALAYSIA		270,267
MEXICO— 3.9%
Real Estate Investment Trust — 3.9%
Mexico Real Estate Management	48,400	66,939
PLA Administradora Industrial S de RL	37,000	68,074
TOTAL MEXICO		135,013
POLAND— 3.4%
Telecommunications — 1.8%
Orange Polska	33,050	60,830
Utilities — 1.6%
PGE	14,600	54,539

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2015

Global X SuperDividend® Emerging Markets ETF‡

	Shares	Value
COMMON STOCK — continued
TOTAL POLAND		$115,369
RUSSIA— 10.9%
Oil & Gas — 5.2%
Gazprom OAO ADR	19,681	82,857
Rosneft OAO GDR	24,185	96,740
		179,597
Telecommunications — 5.7%
Mobile TeleSystems ADR	10,286	72,311
Sistema GDR	17,411	121,006
		193,317
TOTAL RUSSIA		372,914
SOUTH AFRICA— 11.7%
Basic Materials — 3.4%
Assore	5,590	32,391
Kumba Iron Ore	4,105	17,815
Sasol	2,130	68,371
		118,577
Oil & Gas — 1.1%
Exxaro Resources	8,690	36,172
Real Estate Investment Trust — 5.7%
Capital Property Fund	62,300	72,828
Growthpoint Properties	31,400	57,698
Redefine Properties	80,200	67,150
		197,676
Telecommunications — 1.5%
MTN Group	4,530	51,775
TOTAL SOUTH AFRICA		404,200
THAILAND— 3.4%
Oil & Gas — 1.4%
PTT Exploration & Production	23,350	47,924
Telecommunications — 2.0%
Intouch Holdings	32,000	67,478
TOTAL THAILAND		115,402
TURKEY— 3.1%
Consumer Services — 1.5%
Dogus Otomotiv Servis ve Ticaret	13,830	50,350
Industrials — 1.6%
Turk Traktor ve Ziraat Makineleri	2,380	56,729
TOTAL TURKEY		107,079

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2015

Global X SuperDividend® Emerging Markets ETF‡

	Shares	Value
COMMON STOCK — continued
UNITED KINGDOM— 5.3%
Basic Materials — 5.3%
MMC Norilsk Nickel ADR	4,868	$72,290
Vedanta Resources	14,380	109,821
TOTAL UNITED KINGDOM		182,111
TOTAL COMMON STOCK
(Cost $3,580,854)		3,173,456

PREFERRED STOCK — 7.3%
BRAZIL— 4.2%
Financials — 1.2%
Bradespar	18,540	39,794
Utilities — 3.0%
Cia Energetica de Sao Paulo	10,850	45,730
Cia Paranaense de Energia	6,750	57,075
		102,805
TOTAL BRAZIL		142,599
RUSSIA— 3.1%
Oil & Gas — 3.1%
Surgutneftegas OAO	157,100	107,013
TOTAL PREFERRED STOCK
(Cost $311,706)		249,612
TOTAL INVESTMENTS — 99.7%
(Cost $3,892,560)		$3,423,068

Percentages are based on Net Assets of $3,433,051.

*	Non-income producing security.
‡	Fund commenced operations on March 16, 2015.

ADR — American Depositary Receipt

Cl — Class

GDR — Global Depositary Receipt

As of October 31, 2015, all of the Fund’s investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended October 31, 2015, there have been no transfers between Level 1, Level 2 or Level 3 investments.

As of October 31, 2015, there were no Level 3 investments.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2015

Global X SuperDividend® REIT ETF‡

Sector Weightings (unaudited)†:

† Sector weightings percentages are based on the total market value of investments.

	Shares	Value
COMMON STOCK — 99.4%
AUSTRALIA— 10.7%
Real Estate Investment Trusts — 10.7%
Federation Centres (A)	69,665	$144,634
GPT Group	43,334	147,473
Stockland	44,922	129,801
TOTAL AUSTRALIA		421,908
CANADA— 9.5%
Real Estate Investment Trusts — 9.5%
Cominar Real Estate Investment Trust	10,198	119,880
H&R Real Estate Investment Trust	8,005	128,364
RioCan Real Estate Investment Trust	6,616	128,947
TOTAL CANADA		377,191
SOUTH AFRICA— 3.3%
Real Estate Investment Trusts — 3.3%
Redefine Properties	158,100	132,374
UNITED STATES— 75.9%
Real Estate Investment Trusts — 75.9%
American Capital Agency	7,260	129,446
American Capital Mortgage Investment	8,474	122,958
Annaly Capital Management	15,012	149,368
Anworth Mortgage Asset	30,535	145,651
Armour Residential	6,061	124,372
Blackstone Mortgage Trust, Cl A	5,271	145,058
Capstead Mortgage	13,086	126,280
Chambers Street Properties	18,285	129,458
Chimera Investment	10,158	143,025
Columbia Property Trust	6,274	155,845
Corrections Corp of America	3,891	110,894
CYS Investments	18,030	139,192
EPR Properties	2,361	134,128
Government Properties Income Trust	6,787	110,492
Hatteras Financial	8,668	124,039
Liberty Property Trust	3,791	128,970
MFA Financial	20,076	138,926
PennyMac Mortgage Investment Trust	6,911	101,039

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2015

Global X SuperDividend® REIT ETF‡

	Shares	Value
COMMON STOCK — continued
Real Estate Investment Trusts — continued
Select Income	6,195	$125,139
Spirit Realty Capital	11,918	121,325
Starwood Property Trust	6,452	129,621
Two Harbors Investment	15,243	128,956
WP Carey	2,132	135,105
TOTAL UNITED STATES		2,999,287
TOTAL COMMON STOCK
(Cost $4,293,419)		3,930,760
TOTAL INVESTMENTS — 99.4%
(Cost $4,293,419)		$3,930,760

Percentages are based on Net Assets of $3,953,805.

‡	The Fund commenced operations on March 16, 2015.
(A)	Security is fair valued using methods determined in good faith by the Fair Value Committee of the Fund. The total value of such security as of October 31, 2015 was $144,634 and represents 3.7% of Net Assets.

Cl — Class

The following is a summary of the inputs used as of October 31, 2015, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$3,786,126	$144,634	$—	$3,930,760
Total Investments in Securities	$3,786,126	$144,634	$—	$3,930,760

For the period ended October 31, 2015, there have been no transfers between Level 1, Level 2 or Level 3 investments.

As of October 31, 2015, there were no Level 3 investments.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2015

Global X SuperIncome™ Preferred ETF

Sector Weightings (unaudited)†:

† Sector weightings percentages are based on the total market value of investments. Repurchase agreements purchased from cash collateral received for securities lending activity are included in total investments. Please see Note 2 and 7 in Notes to Financial Statements for more detailed information.

	Shares	Value
PREFERRED STOCK — 99.7%
BERMUDA— 1.3%
Financials — 1.3%
PartnerRe, 0.000%	104,986	$3,000,500
LUXEMBOURG— 2.6%
Basic Materials — 2.6%
ArcelorMittal, 6.000%	675,322	6,104,911
NETHERLANDS— 6.2%
Financials — 6.2%
Aegon, 6.375%	280,579	7,182,822
ING Groep, 7.050%	123,022	3,237,939
ING Groep, 6.375%	161,198	4,128,281
		14,549,042
TOTAL NETHERLANDS		14,549,042
UNITED STATES— 89.6%
Basic Materials — 2.3%
Alcoa, 5.375% (A)	172,416	5,453,518
Consumer Goods — 3.3%
CHS, 7.500%	145,416	4,038,202
CHS, 6.750%(A) (B)	137,808	3,715,304
		7,753,506
Consumer Services — 2.1%
Weyerhaeuser, 0.000%	97,340	4,885,495
Financials — 64.8%
Aegon, 8.000%	149,090	4,126,811
Ally Financial, 8.500%(B)	93,807	2,410,840
Barclays Bank, 8.125%	230,625	6,060,825

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2015

Global X SuperIncome™ Preferred ETF

	Shares	Value
PREFERRED STOCK — continued
Financials — continued
Barclays Bank, 7.750%	99,780	$2,619,225
Barclays Bank, 7.100%	119,039	3,087,872
Capital One Financial, 6.700%(A)	141,614	3,853,317
Capital One Financial, 6.250%	141,431	3,663,063
Citigroup, 7.125%(B)	114,770	3,164,209
Citigroup, 6.875%	58,195	1,559,044
Citigroup Capital XIII, 7.875%(B)	270,968	6,882,587
Colony Capital, 0.000%	86,557	1,960,516
Countrywide Capital IV, 6.750%	80,658	2,076,943
Countrywide Capital V, 7.000%	238,041	6,112,893
Deutsche Bank Contingent Capital Trust III, 7.600%	249,939	6,683,369
Deutsche Bank Contingent Capital Trust V, 8.050%	174,221	4,763,202
Discover Financial Services, 6.500%	163,075	4,352,472
First Niagara Financial Group, 8.625%(B)	98,026	2,699,636
GMAC Capital Trust I, 8.125%(B)	359,679	9,290,508
Hartford Financial Services Group, 7.875%(B)	174,805	5,383,994
HSBC Holdings, 8.125%(A)	168,153	4,447,647
HSBC Holdings, 8.000%	284,098	7,386,548
ING Groep, 7.200%	169,628	4,451,039
JPMorgan Chase, 6.700%	259,870	7,016,490
Ladenburg Thalmann Financial Services, 8.000%(A)	102,151	2,430,172
Merrill Lynch Preferred Capital Trust V, 7.280%	134,848	3,515,487
Morgan Stanley, 7.125%(A) (B)	168,203	4,684,454
Morgan Stanley, 6.875%(B)	167,537	4,531,876
Morgan Stanley, 6.625%(A)	97,970	2,621,677
RBS Capital Fund Trust, 0.000%	224,778	5,596,972
Regions Financial, 6.375%(B)	142,166	3,764,556
Regions Financial, 6.375%	140,286	3,647,436
Royal Bank of Scotland Group, 7.250%	159,364	4,060,595
Royal Bank of Scotland Group, 6.600%(A)	82,534	2,095,538
Wells Fargo, 8.000%	420,171	11,785,797
		152,787,610
Oil & Gas — 3.7%
Southwestern Energy, 6.250%	250,779	7,029,636
WPX Energy, 0.000%	45,776	1,693,254
		8,722,890
Real Estate Investment Trusts — 4.4%
Digital Realty Trust, 7.375%	102,926	2,825,319
Vereit, 6.700% (A)	304,489	7,554,372
		10,379,691
Telecommunications — 9.0%
Frontier Communications, 0.000%	121,750	12,069,078
Qwest, 7.500%	161,852	4,240,522

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2015

Global X SuperIncome™ Preferred ETF

	Shares/Face Amount	Value
PREFERRED STOCK — continued
Telecommunications — continued
Qwest, 7.375%	186,270	$4,807,629
		21,117,229
TOTAL UNITED STATES		211,099,939
TOTAL PREFERRED STOCK
(Cost $251,559,409)		234,754,392

REPURCHASE AGREEMENT — 2.1%
Deutsche Bank
0.050%, dated 10/30/15, to be repurchased on 11/02/15 repurchase price
$5,029,221 (collateralized by U.S. Treasury Obligations, par value
$5,029,221, 3.250%, 07/31/16 with a total market value of $5,167,525) (C)
(Cost $5,029,200)	$5,029,200	5,029,200
TIME DEPOSIT — 0.8%
Brown Brothers Harriman, 0.030%, 11/02/15
(Cost $1,828,540)	1,828,540	1,828,540
TOTAL INVESTMENTS — 102.6%
(Cost $258,417,149)		$241,612,132

Percentages are based on Net Assets of $235,426,807.

(A)	This security or a partial position of this security is on loan at October 31, 2015. The total value of securities on loan at October 31, 2015 was $4,907,868.
(B)	Floating rate security - Rate disclosed is the rate in effect on October 31, 2015.
(C)	These securities were purchased with cash collateral held from securities on loan. The total value of such securities as of October 31, 2015 was $5,029,200.

Ser — Series

The following is a summary of the inputs used as of October 31, 2015, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Preferred Stock	$234,754,392	$—	$—	$234,754,392
Time Deposit	—	1,828,540	—	1,828,540
Repurchase Agreement	—	5,029,200	—	5,029,200
Total Investments in Securities	$234,754,392	$6,857,740	$—	$241,612,132

For the year ended October 31, 2015, there have been no transfers between Level 1, Level 2 or Level 3 investments.

As of October 31, 2015, there were no Level 3 investments.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2015

Global X Social Media Index ETF

Sector Weightings (unaudited)†:

† Sector weightings percentages are based on the total market value of investments. Repurchase agreements purchased from cash collateral received for securities lending activity are included in total investments. Please see Note 2 and 7 in Notes to Financial Statements for more detailed information.

	Shares	Value
COMMON STOCK — 100.3%
CHINA— 22.2%
Technology — 22.2%
Changyou.com ADR *	7,384	$147,385
NetEase ADR	25,863	3,737,979
Renren ADR *	159,664	577,984
Tencent Holdings	402,905	7,621,305
Youku.com ADR *	145,259	3,535,604
YY ADR * (A)	26,158	1,489,436
TOTAL CHINA		17,109,693
GERMANY— 0.8%
Technology — 0.8%
XING	3,342	663,039
IRELAND— 1.9%
Consumer Goods — 1.9%
King Digital Entertainment * (A)	96,725	1,447,006
JAPAN— 10.7%
Technology — 10.7%
Dena * (A)	125,731	2,033,784
Gree * (A)	123,835	630,078
Mixi *	49,130	1,889,068
Nexon	265,572	3,714,817
TOTAL JAPAN		8,267,747
RUSSIA— 9.4%
Technology — 9.4%
Mail.ru Group GDR *	152,938	2,982,291
Yandex, Cl A *	266,110	4,284,371
TOTAL RUSSIA		7,266,662

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2015

Global X Social Media Index ETF

	Shares/Face Amount(1)	Value
COMMON STOCK — continued

TAIWAN— 1.2%
Technology — 1.2%
PChome Online	81,833	$920,081
UNITED STATES— 54.1%
Technology — 54.1%
Alphabet *	5,202	3,835,903
Angie's List * (A)	52,225	403,699
Demand Media *	154	670
Facebook, Cl A *	78,103	7,964,163
Groupon, Cl A *	563,962	2,092,299
Jive Software *	56,101	273,212
LinkedIn, Cl A *	38,560	9,287,947
Nutrisystem	33,927	784,731
Pandora Media *	181,591	2,090,112
SINA *	68,405	3,258,814
Twitter *	116,127	3,304,974
United Online *	16,683	194,858
Weibo ADR * (A)	30,939	498,737
Yahoo! *	108,420	3,861,920
Yelp, Cl A *	78,530	1,747,293
Zynga, Cl A *	909,840	2,156,321
TOTAL UNITED STATES		41,755,653
TOTAL COMMON STOCK
(Cost $92,191,167)		77,429,881

REPURCHASE AGREEMENT — 4.6%
Deutsche Bank
0.050%, dated 10/30/15, to be repurchased on 11/02/15 repurchase price
$3,529,766 (collateralized by U.S. Treasury Obligations, par value
$3,529,766, 3.250%, 07/31/16 with a total market value of $3,626,834) (B)
(Cost $3,529,751)	$3,529,751	3,529,751
TIME DEPOSIT — 0.1%
Brown Brothers Harriman, 0.030%, 11/02/15
(Cost $71,538)	71,538	71,538
TOTAL INVESTMENTS — 105.0%
(Cost $95,792,456)		$81,031,170

Percentages are based on Net Assets of $77,144,752.

*	Non-income producing security.
(1)	In U.S. Dollars unless otherwise indicated.
(A)	This security or a partial position of this security is on loan at October 31, 2015. The total value of securities on loan at October 31, 2015 was $3,423,061.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2015

Global X Social Media Index ETF

(B)	These securities were purchased with cash collateral held from securities on loan. The total value of such securities as of October 31, 2015 was $3,529,751.

ADR — American Depositary Receipt

Cl — Class

GDR — Global Depositary Receipt

The following is a summary of the inputs used as of October 31, 2015, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$77,429,881	$—	$—	$77,429,881
Time Deposit	—	71,538	—	71,538
Repurchase Agreement	—	3,529,751	—	3,529,751
Total Investments in Securities	$77,429,881	$3,601,289	$—	$81,031,170

For the year ended October 31, 2015, there have been no transfers between Level 1, Level 2 or Level 3 investments.

As of October 31, 2015, there were no Level 3 investments.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2015

Global X | JPMorgan Efficiente Index ETF

Sector Weightings (unaudited)†:

† Sector weightings percentages are based on the total market value of investments.

	Shares/Face Amount	Value
EXCHANGE TRADED FUNDS — 99.9%
iShares 1-3 Year Treasury Bond ETF, Cl 3	48,788	$4,138,686
iShares 20+ Year Treasury Bond ETF	13,377	1,642,428
iShares iBoxx $ Investment Grade Corporate Bond ETF	14,300	1,664,806
iShares JP Morgan USD Emerging Markets Bond ETF	7,827	849,230
TOTAL EXCHANGE TRADED FUNDS
(Cost $8,268,821)		8,295,150

TIME DEPOSIT — 0.2%
Brown Brothers Harriman, 0.030%, 11/02/15
(Cost $12,732)	$12,732	12,732

TOTAL INVESTMENTS — 100.1%
(Cost $8,281,553)		$8,307,882

Percentages are based on Net Assets of $8,302,420.

Cl — Class

ETF — Exchange Traded Fund

USD — U.S. Dollar

The following is a summary of the inputs used as of October 31, 2015, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$8,295,150	$—	$—	$8,295,150
Time Deposit	—	12,732	—	12,732
Total Investments in Securities	$8,295,150	$12,732	$—	$8,307,882

For the year ended October 31, 2015, there have been no transfers between Level 1, Level 2 or Level 3 investments.

As of October 31, 2015, there were no Level 3 investments.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2015

Global X | JPMorgan US Sector Rotator Index ETF

Sector Weightings (unaudited)†:

† Sector weightings percentages are based on the total market value of investments.

	Shares/Face Amount	Value
EXCHANGE TRADED FUNDS — 100.0%
iShares 1-3 Year Treasury Bond ETF, Cl 3	98,554	$8,360,336
SPDR Dow Jones REIT ETF	30,116	2,745,375
Utilities Select Sector SPDR Fund	68,880	3,013,500
TOTAL EXCHANGE TRADED FUNDS
(Cost $13,934,295)		14,119,211

TIME DEPOSIT — 0.1%
Brown Brothers Harriman, 0.030%, 11/02/15
(Cost $16,371)	$16,371	16,371

TOTAL INVESTMENTS — 100.1%
(Cost $13,950,666)		$14,135,582

Percentages are based on Net Assets of $14,127,289.

Cl — Class

ETF — Exchange Traded Fund

REIT — Real Estate Investment Trust

SPDR — Standard & Poor’s Depositary Receipts

The following is a summary of the inputs used as of October 31, 2015, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$14,119,211	$—	$—	$14,119,211
Time Deposit	—	16,371	—	16,371
Total Investments in Securities	$14,119,211	$16,371	$—	$14,135,582

For the year ended October 31, 2015, there have been no transfers between Level 1, Level 2 or Level 3 investments.

As of October 31, 2015, there were no Level 3 investments.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2015

Global X Permanent ETF

Sector Weightings (unaudited)†:

† Sector weightings percentages are based on the total market value of investments. Repurchase agreements purchased from cash collateral received for securities lending activity are included in total investments. Please see Note 2 and 7 in Notes to Financial Statements for more detailed information.

	Face Amount(1)/ Shares	Value
U.S. TREASURY OBLIGATIONS — 50.3%
U.S. Treasury Bonds
4.625%, 02/15/40	$518,200	$684,301
4.375%, 05/15/40	541,700	690,512
4.375%, 11/15/39	541,800	690,837
3.875%, 08/15/40	579,318	685,285

U.S. Treasury Notes
1.500%, 07/31/16	660,000	665,414
1.500%, 06/30/16	664,000	669,006
1.000%, 08/31/16	665,000	668,126
0.875%, 11/30/16	668,000	670,836

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $5,329,514)		5,424,317

EXCHANGE TRADED COMMODITIES — 24.3%
ETFS Physical Gold *	9,440	1,042,507
ETFS Physical Silver *	31,662	472,234
ETFS Physical Silver (GBP shares) *	3,802	56,698
Gold Bullion Securities *	9,569	1,042,830
TOTAL EXCHANGE TRADED COMMODITIES
(Cost $3,731,980)		2,614,269

COMMON STOCK — 18.7%
AUSTRALIA— 0.3%
Basic Materials — 0.3%
BHP Billiton ADR	878	28,878

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2015

Global X Permanent ETF

	Shares	Value
COMMON STOCK — continued
CANADA— 0.2%
Basic Materials — 0.2%
Potash Corp of Saskatchewan	1,149	$23,244
FRANCE— 0.3%
Oil & Gas — 0.3%
Total	712	34,721
NETHERLANDS— 0.3%
Oil & Gas — 0.3%
Royal Dutch Shell ADR, Cl A	625	32,787
PERU— 0.3%
Basic Materials — 0.3%
Southern Copper	1,205	33,451
SWITZERLAND— 0.4%
Basic Materials — 0.4%
Glencore	8,630	14,994
Syngenta ADR	447	30,079
TOTAL SWITZERLAND		45,073
UNITED KINGDOM— 0.9%
Basic Materials — 0.6%
MMC Norilsk Nickel ADR	2,000	29,700
Rio Tinto ADR	867	31,654
		61,354
Oil & Gas — 0.3%
BP	5,300	31,628
TOTAL UNITED KINGDOM		92,982
UNITED STATES— 16.0%
Consumer Goods — 1.7%
Altria Group	391	23,644
Archer-Daniels-Midland	737	33,652
Coca-Cola	464	19,650
Monsanto	334	31,136
PepsiCo	205	20,949
Philip Morris International	238	21,039
Procter & Gamble	245	18,713
Walgreens Boots Alliance	227	19,222
		188,005
Consumer Services — 1.3%
Amazon.com *	44	27,540
Comcast, Cl A	318	19,913

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2015

Global X Permanent ETF

	Shares	Value
COMMON STOCK — continued
Consumer Services — continued
CVS Health	183	$18,077
Home Depot	173	21,390
McDonald's	202	22,674
Wal-Mart Stores	270	15,455
Walt Disney	168	19,108
		144,157
Financials — 1.4%
Bank of America	1,127	18,911
Berkshire Hathaway, Cl B *	140	19,043
Citigroup	347	18,450
Goldman Sachs Group	92	17,250
JPMorgan Chase	283	18,183
Mastercard, Cl A	205	20,293
Visa, Cl A	285	22,110
Wells Fargo	340	18,407
		152,647
Health Care — 2.1%
AbbVie	285	16,972
Allergan *	63	19,434
Amgen	125	19,773
Biogen Idec *	48	13,944
Bristol-Myers Squibb	289	19,059
Celgene *	166	20,370
Eli Lilly	229	18,679
Gilead Sciences	163	17,625
Johnson & Johnson	196	19,802
Merck	336	18,366
Pfizer	573	19,379
UnitedHealth Group	157	18,491
		221,894
Industrials — 1.2%
3M	130	20,437
Boeing	138	20,433
Deere	366	28,548
General Electric	718	20,765
Union Pacific	197	17,602
United Technologies	173	17,025
		124,810
Oil & Gas — 0.8%
Chevron	369	33,535
Exxon Mobil	428	35,413
Schlumberger	223	17,429
		86,377

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2015

Global X Permanent ETF

	Shares/Face Amount(1)	Value
COMMON STOCK — continued
Real Estate Investment Trusts — 5.5%
American Tower, Cl A	572	$58,476
AvalonBay Communities	335	58,568
Care Capital Properties	209	6,887
Crown Castle International	665	56,831
Equity Residential	760	58,763
General Growth Properties	2,082	60,274
ProLogis	1,439	61,489
Public Storage	290	66,543
Simon Property Group	309	62,251
Ventas	838	45,017
Welltower	813	52,739
		587,838
Technology — 1.7%
Alphabet *	33	24,334
Apple	152	18,164
Cisco Systems	697	20,108
Facebook, Cl A *	222	22,637
Intel	629	21,298
International Business Machines	118	16,530
Microsoft	434	22,846
Oracle	453	17,594
QUALCOMM	306	18,183
		181,694
Telecommunications — 0.3%
AT&T	537	17,995
Verizon Communications	410	19,221
		37,216
TOTAL UNITED STATES		1,724,638
TOTAL COMMON STOCK
(Cost $1,886,428)		2,015,774

EXCHANGE TRADED FUNDS — 5.6%
Vanguard FTSE All-World ex-US ETF, Cl U	6,631	301,578
Vanguard Small-Cap ETF	2,649	302,198
TOTAL EXCHANGE TRADED FUNDS
(Cost $567,483)		603,776

TIME DEPOSITS — 0.7%
Brown Brothers Harriman
0.030%, 11/02/15	$77,059	77,059
0.080%, 11/02/15, GBP	2	3
TOTAL TIME DEPOSITS
(Cost $77,062)		77,062

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2015

Global X Permanent ETF

Value

TOTAL INVESTMENTS — 99.6%
(Cost $11,592,467)	$10,735,198

Percentages are based on Net Assets of $10,773,714.

(1)	In U.S. Dollars unless otherwise indicated.
*	Non-income producing security.

ADR — American Depositary Receipt
Cl — Class
ETF — Exchange Traded Fund
FTSE — Financial Times and Stock Exchange
GBP — British Pound Sterling

The following is a summary of the inputs used as of October 31, 2015, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
U.S. Treasury Obligations	$—	$5,424,317	$—	$5,424,317
Exchange Traded Commodities	2,614,269	—	—	2,614,269
Common Stock	2,015,774	—	—	2,015,774
Exchange Traded Funds	603,776	—	—	603,776
Time Deposits	—	77,062	—	77,062
Total Investments in Securities	$5,233,819	$5,501,379	$—	$10,735,198

For the year ended October 31, 2015, there have been no transfers between Level 1, Level 2 or Level 3 investments.

As of October 31, 2015, there were no Level 3 investments.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2015

Global X Guru™ Index ETF

Sector Weightings (unaudited)†:

† Sector weightings percentages are based on the total market value of investments. Repurchase agreements purchased from cash collateral received for securities lending activity are included in total investments. Please see Note 2 and 7 in Notes to Financial Statements for more detailed information.

	Shares	Value
COMMON STOCK — 97.4%
CANADA— 3.3%
Health Care — 1.0%
Valeant Pharmaceuticals International *	19,341	$1,813,606
Industrials — 2.3%
Canadian Pacific Railway	30,739	4,318,830
TOTAL CANADA		6,132,436
IRELAND— 3.7%
Health Care — 3.7%
Horizon Pharma * (A)	151,764	2,385,730
Shire ADR	19,650	4,461,533
TOTAL IRELAND		6,847,263
MEXICO— 2.5%
Telecommunications — 2.5%
America Movil ADR, Ser L	257,318	4,582,834
UNITED KINGDOM— 2.3%
Consumer Services — 2.3%
Liberty Global *	99,235	4,231,380
UNITED STATES— 85.6%
Basic Materials — 2.9%
Celanese, Cl A	74,670	5,305,304

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2015

Global X Guru™ Index ETF

	Shares	Value
COMMON STOCK — continued
Consumer Goods — 12.9%
Darling Ingredients *	347,773	$3,519,463
DR Horton	154,795	4,557,165
General Motors	152,802	5,334,318
Mondelez International, Cl A	104,560	4,826,489
NIKE, Cl B	42,011	5,504,701
		23,742,136
Consumer Services — 13.8%
CBS, Cl B	96,546	4,491,320
Houghton Mifflin Harcourt *	204,190	4,000,082
Michaels *	190,201	4,446,900
Netflix *	38,524	4,175,231
Pandora Media *	251,830	2,898,563
priceline.com *	3,699	5,379,234
		25,391,330
Financials — 16.9%
Ally Financial *	221,627	4,414,810
American International Group	75,128	4,737,571
Bank of New York Mellon	109,635	4,566,298
Citigroup	83,612	4,445,650
JPMorgan Chase	70,966	4,559,565
Moody's	43,407	4,174,017
Voya Financial	107,350	4,355,190
		31,253,101
Health Care — 8.8%
Allergan *	15,037	4,638,463
Cigna	32,952	4,416,886
Depomed *	153,743	2,690,502
Humana	25,458	4,547,563
		16,293,414
Industrials — 10.1%
FleetCor Technologies *	29,479	4,270,328
Owens-Illinois *	217,400	4,684,970
RR Donnelley & Sons (A)	300,453	5,068,642
Spirit Aerosystems Holdings, Cl A *	85,611	4,515,124
		18,539,064
Oil & Gas — 1.9%
Cheniere Energy *	70,864	3,509,185
Real Estate Investment Trusts — 5.2%
American Tower, Cl A	47,617	4,867,886
Crown Castle International	55,953	4,781,743
		9,649,629
Technology — 13.1%
Akamai Technologies *	65,660	3,993,442

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2015

Global X Guru™ Index ETF

	Shares/Face Amount	Value
COMMON STOCK — continued
Technology — continued
Apple	41,238	$4,927,941
CDK Global	93,081	4,634,503
CDW	121,602	5,434,393
Facebook, Cl A *	51,427	5,244,011
		24,234,290
TOTAL UNITED STATES		157,917,453
TOTAL COMMON STOCK
(Cost $188,969,327)		179,711,366

MASTER LIMITED PARTNERSHIPS — 2.4%
UNITED STATES— 2.4%
Oil & Gas — 2.4%
Enterprise Products Partners
(Cost $5,205,006)	163,151	4,507,862

REPURCHASE AGREEMENT — 1.4%
Deutsche Bank
0.050%, dated 10/30/15, to be repurchased on 11/02/15 repurchase price
$2,487,610 (collateralized by U.S. Treasury Obligations, par value
$2,487,610, 3.250%, 07/31/16 with a total market value of $2,556,020) (B)
(Cost $2,487,600)	$2,487,600	2,487,600
TIME DEPOSIT — 0.1%
Brown Brothers Harriman, 0.030%, 11/02/15
(Cost $264,466)	264,466	264,466
TOTAL INVESTMENTS — 101.3%
(Cost $196,926,399)		$186,971,294

Percentages are based on Net Assets of $184,504,854.

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at October 31, 2015. The total value of securities on loan at October 31, 2015 was $2,248,289.
(B)	These securities were purchased with cash collateral held from securities on loan. The total value of such securities as of October 31, 2015 was $2,487,600.

ADR — American Depositary Receipt
Cl — Class
Ser — Series

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2015

Global X Guru™ Index ETF

The following is a summary of the inputs used as of October 31, 2015, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$179,711,366	$—	$—	$179,711,366
Master Limited Partnership	4,507,862	—	—	4,507,862
Time Deposit	—	264,466	—	264,466
Repurchase Agreement	—	2,487,600	—	2,487,600
Total Investments in Securities	$184,219,228	$2,752,066	$—	$186,971,294

For the year ended October 31, 2015, there have been no transfers between Level 1, Level 2 or Level 3 investments.

As of October 31, 2015, there were no Level 3 investments.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2015

Global X Guru™ Activist Index ETF‡

Sector Weightings (unaudited)†:

† Sector weightings percentages are based on the total market value of investments.

	Shares	Value
COMMON STOCK — 99.8%
CANADA— 6.6%
Basic Materials — 1.9%
Agrium	535	$49,792
Consumer Services — 2.0%
Restaurant Brands International	1,312	52,690
Health Care — 0.8%
Valeant Pharmaceuticals International *	227	21,286
Industrials — 1.9%
Canadian Pacific Railway	361	50,721
TOTAL CANADA		174,489
UNITED STATES— 93.2%
Basic Materials — 8.3%
Air Products & Chemicals	386	53,646
Dow Chemical	1,240	64,071
EI du Pont de Nemours	1,045	66,254
Freeport-McMoRan Copper & Gold	3,386	39,853
		223,824
Consumer Goods — 8.1%
ConAgra Foods	1,256	50,931
Mondelez International, Cl A	1,227	56,638
PepsiCo	568	58,044
Walgreens Boots Alliance	612	51,824
		217,437
Consumer Services — 14.7%
eBay *	2,004	55,912
Hertz Global Holdings *	3,033	59,144
McDonald's	563	63,196

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2015

Global X Guru™ Activist Index ETF‡

	Shares	Value
COMMON STOCK — continued
Consumer Services — continued
Sysco	1,378	$56,843
Time Warner	714	53,792
Twenty-First Century Fox, Cl B	1,878	57,992
Yum! Brands	667	47,297
		394,176
Financials — 12.1%
American Express	700	51,282
Aon	553	51,600
Bank of New York Mellon	1,287	53,604
CBRE Group, Cl A *	1,496	55,771
Intercontinental Exchange	235	59,314
Loews	1,461	53,268
		324,839
Health Care — 11.6%
Allergan *	177	54,598
Amgen	334	52,832
Baxter International	1,391	52,010
Hologic *	1,321	51,334
Progenics Pharmaceuticals *	6,831	50,140
Zoetis, Cl A	1,165	50,107
		311,021
Industrials — 2.0%
FedEx	344	53,681
Oil & Gas — 12.7%
Baker Hughes	999	52,627
Cheniere Energy *	885	43,825
Chesapeake Energy *	5,200	37,076
CVR Energy	1,323	58,820
Halliburton	1,373	52,696
Hess	965	54,243
Williams	1,033	40,742
		340,029
Technology — 19.5%
Adobe Systems *	653	57,895
Alphabet *	86	61,130
Apple	483	57,718
EMC	2,104	55,167
Juniper Networks	2,002	62,842
Microsoft	1,198	63,063
Motorola Solutions	869	60,804
Nuance Communications *	3,092	52,471
QUALCOMM	914	54,310
		525,400

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2015

Global X Guru™ Activist Index ETF‡

	Shares	Value
COMMON STOCK — continued
Telecommunications — 4.2%
AT&T	1,657	$55,526
Level 3 Communications *	1,146	58,389
		113,915
TOTAL UNITED STATES		2,504,322
TOTAL COMMON STOCK
(Cost $2,736,334)		2,678,811
TOTAL INVESTMENTS — 99.8%
(Cost $2,736,334)		$2,678,811

Percentages are based on Net Assets of $2,683,146.

*	Non-income producing security.
‡	Fund commenced operations on April 28, 2015.

Cl — Class

As of October 31, 2015, all of the Fund’s investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended October 31, 2015, there have been no transfers between Level 1, Level 2 or Level 3 investments.

As of October 31, 2015, there were no Level 3 investments.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2015

Global X Guru™ International Index ETF

Sector Weightings (unaudited)†:

† Sector weightings percentages are based on the total market value of investments.

	Shares	Value
COMMON STOCK — 99.6%
ARGENTINA— 1.9%
Oil & Gas — 1.9%
YPF ADR	1,138	$24,308
BELGIUM— 2.1%
Consumer Goods — 2.1%
Anheuser-Busch InBev ADR	233	27,804
BRAZIL— 9.6%
Consumer Goods — 1.9%
AMBEV ADR	5,226	25,451
Financials — 5.4%
Banco Bradesco ADR	3,949	21,483
Banco Santander Brasil ADR	6,906	24,654
Itau Unibanco Holding ADR	3,563	24,406
		70,543
Industrials — 2.3%
Embraer ADR	1,009	29,634
TOTAL BRAZIL		125,628
CANADA— 13.7%
Basic Materials — 3.8%
Agrium	254	23,640
Barrick Gold	3,373	25,938
		49,578
Consumer Goods — 1.8%
Gildan Activewear, Cl A	839	24,105
Consumer Services — 1.9%
Restaurant Brands International	625	25,100

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2015

Global X Guru™ International Index ETF

	Shares	Value
COMMON STOCK — continued
Industrials — 1.9%
Canadian Pacific Railway	176	$24,728
Oil & Gas — 2.3%
Cenovus Energy	2,056	30,655
Technology — 2.0%
BlackBerry *	3,553	25,901
TOTAL CANADA		180,067
CHINA— 12.0%
Consumer Services — 7.2%
Alibaba Group Holding ADR *	364	30,514
Ctrip.com International ADR *	391	36,351
Vipshop Holdings ADR *	1,403	28,790
		95,655
Technology — 4.8%
Baidu ADR *	164	30,745
NetEase ADR	218	31,508
		62,253
TOTAL CHINA		157,908
CYPRUS— 1.4%
Oil & Gas — 1.4%
Ocean Rig *	8,352	17,873
FINLAND— 2.3%
Technology — 2.3%
Nokia ADR	4,126	30,615
FRANCE— 1.5%
Health Care — 1.5%
Flamel Technologies ADR *	1,204	19,721
GERMANY— 1.8%
Financials — 1.8%
Deutsche Bank	847	23,674
HONG KONG— 1.8%
Consumer Services — 1.8%
Melco Crown Entertainment ADR	1,292	24,199
INDIA— 2.0%
Technology — 2.0%
Infosys ADR	1,467	26,641
IRELAND— 1.9%
Health Care — 1.9%
Shire ADR	110	24,975

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2015

Global X Guru™ International Index ETF

	Shares	Value
COMMON STOCK — continued
ISRAEL— 7.5%
Health Care — 1.7%
Teva Pharmaceutical Industries ADR	383	$22,670
Technology — 5.8%
Mellanox Technologies *	635	29,915
RADWARE *	1,344	20,039
Tower Semiconductor *	1,936	25,865
		75,819
TOTAL ISRAEL		98,489
MEXICO— 3.6%
Industrials — 1.6%
Cemex ADR *	3,399	21,448
Telecommunications — 2.0%
America Movil ADR, Ser L	1,464	26,074
TOTAL MEXICO		47,522
NETHERLANDS— 5.8%
Industrials — 3.8%
AerCap Holdings *	570	23,655
Koninklijke Philips	987	26,590
		50,245
Oil & Gas — 2.0%
Royal Dutch Shell ADR, Cl A	488	25,600
TOTAL NETHERLANDS		75,845
PERU— 2.0%
Financials — 2.0%
Credicorp Ltd.	231	26,145
SINGAPORE— 4.1%
Oil & Gas — 2.1%
Interoil *	712	27,241
Technology — 2.0%
Avago Technologies, Cl A	219	26,966
TOTAL SINGAPORE		54,207
SOUTH KOREA— 2.0%
Telecommunications — 2.0%
SK Telecom ADR	1,108	26,104
TAIWAN— 2.2%
Technology — 2.2%
Taiwan Semiconductor Manufacturing ADR	1,339	29,404

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2015

Global X Guru™ International Index ETF

	Shares/Face Amount	Value
COMMON STOCK — continued
UNITED KINGDOM— 6.2%
Consumer Goods — 2.0%
Fiat Chrysler Automobiles *	1,766	$25,854
Oil & Gas — 4.2%
BP ADR	769	27,453
Ensco, Cl A	1,680	27,939
		55,392
TOTAL UNITED KINGDOM		81,246
UNITED STATES— 14.2%
Consumer Goods — 1.6%
Caesarstone *	597	21,199
Consumer Services — 2.5%
TAL Education Group ADR *	857	32,952
Health Care — 1.5%
Arbutus Biopharma *	3,488	19,184
Industrials — 1.9%
Chicago Bridge & Iron	545	24,454
Oil & Gas — 4.3%
Euronav	2,069	30,952
TransCanada	755	25,361
		56,313
Technology — 2.4%
SINA *	674	32,109
TOTAL UNITED STATES		186,211
TOTAL COMMON STOCK
(Cost $1,457,400)		1,308,586

TIME DEPOSIT — 0.3%
Brown Brothers Harriman, 0.030%, 11/02/15
(Cost $3,477)	$3,477	3,477
TOTAL INVESTMENTS — 99.9%
(Cost $1,460,877)		$1,312,063

Percentages are based on Net Assets of $1,312,967.

*	Non-income producing security.

ADR — American Depositary Receipt

Cl — Class

Ltd. — Limited

Ser — Series

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2015

Global X Guru™ International Index ETF

The following is a summary of the inputs used as of October 31, 2015, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$1,308,586	$—	$—	$1,308,586
Time Deposit	—	3,477	—	3,477
Total Investments in Securities	$1,308,586	$3,477	$—	$1,312,063

For the year ended October 31, 2015, there have been no transfers between Level 1, Level 2 or Level 3 investments.

As of October 31, 2015, there were no Level 3 investments.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2015

Global X GF China Bond ETF‡

Sector Weightings (unaudited)†:

† Sector weightings percentages are based on the total market value of investments.

	Face Amount(1)	Value
CORPORATE OBLIGATIONS — 96.5%
Basic Materials — 4.5%
Wuhan Iron & Steel Group MTN
4.990%, 08/08/16	10,000,000	$1,603,147
Consumer Services — 4.6%
Overseas Chinese Town Enterprises MTN
5.400%, 08/08/17	10,000,000	1,628,863
Energy — 9.2%
China Three Gorges MTN
4.440%, 04/17/18	10,000,000	1,618,656
Shenhua Group MTN
5.150%, 06/13/19	10,000,000	1,672,237
		3,290,893
Financials — 32.4%
Agricultural Development Bank of China
4.950%, 07/16/19	10,000,000	1,677,213
China Development Bank
4.830%, 09/19/19	30,000,000	5,002,238
3.750%, 07/09/17	20,000,000	3,210,533
China Merchants Group MTN
5.400%, 08/18/21	10,000,000	1,685,678
		11,575,662
Government — 22.7%
China Government Bond
4.000%, 09/11/17	20,000,000	3,249,960
3.530%, 10/30/19	30,000,000	4,860,432
		8,110,392
Industrials — 13.6%
China North Industries Group
4.480%, 05/24/17	10,000,000	1,612,483
China Shipbuilding Industry MTN
5.350%, 05/12/17	10,000,000	1,623,854

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2015

Global X GF China Bond ETF‡

	Face Amount(1)	Value
CORPORATE OBLIGATIONS — continued
Industrials — continued
China State Shipbuilding MTN
4.800%, 07/18/19	10,000,000	$1,638,990
		4,875,327
Technology — 4.7%
China Electronics MTN
5.400%, 06/13/19	10,000,000	1,672,253
Utilities — 4.8%
China Huaneng Group MTN
5.750%, 03/14/19	10,000,000	1,695,598
TOTAL CORPORATE OBLIGATIONS
(Cost $34,326,659)		34,452,135

TIME DEPOSIT — 2.0%
Brown Brothers Harriman, 0.030%, 11/02/15
(Cost $707,915)	$707,915	707,915
TOTAL INVESTMENTS — 98.5%
(Cost $35,034,574)		$35,160,050

Percentages are based on Net Assets of $35,679,527.

‡	Fund commenced operations on November 18, 2014.

(1)	In local currency (CNY) unless otherwise indicated.

CNY — Chinese Yuan Renminbi

MTN — Medium Term Note

As of October 31, 2015, all of the Fund’s investments were considered Level 2, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended October 31, 2015, there have been no transfers between Level 1, Level 2 or Level 3 investments.

As of October 31, 2015, there were no Level 3 investments.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2015

Global X Scientific Beta US ETF‡

Sector Weightings (unaudited)†:

† Sector weightings percentages are based on the total market value of investments.

	Shares	Value
COMMON STOCK — 99.7%
IRELAND— 0.3%
Financials — 0.2%
XL Group, Cl A	157	$5,979
Health Care — 0.1%
Alkermes *	30	2,158
Technology — 0.0%
Seagate Technology	24	913
TOTAL IRELAND		9,050
ISRAEL— 0.4%
Technology — 0.4%
Check Point Software Technologies *	127	10,787
SINGAPORE— 0.1%
Technology — 0.1%
Avago Technologies, Cl A	16	1,970
SWEDEN— 0.2%
Consumer Goods — 0.2%
Autoliv	46	5,577
SWITZERLAND— 0.4%
Industrials — 0.4%
Mettler-Toledo International *	6	1,866
TE Connectivity	100	6,444
TOTAL SWITZERLAND		8,310

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2015

Global X Scientific Beta US ETF‡

	Shares	Value
COMMON STOCK — continued
UNITED KINGDOM— 0.2%
Consumer Goods — 0.2%
Delphi Automotive	44	$3,660
UNITED STATES— 98.1%
Basic Materials — 3.4%
Air Products & Chemicals	18	2,501
Airgas	43	4,135
Alcoa	522	4,661
Ashland	65	7,132
Celanese, Cl A	32	2,273
CF Industries Holdings	223	11,322
Dow Chemical	46	2,377
Eastman Chemical	18	1,299
Ecolab	12	1,444
EI du Pont de Nemours	90	5,706
Freeport-McMoRan Copper & Gold	122	1,436
International Flavors & Fragrances	28	3,250
International Paper	37	1,580
Mosaic	111	3,751
Newmont Mining	647	12,591
Nucor	47	1,988
PPG Industries	24	2,502
Praxair	16	1,777
Sigma-Aldrich	83	11,597
		83,322
Consumer Goods — 13.5%
Activision Blizzard	459	15,955
Altria Group	119	7,196
Archer-Daniels-Midland	141	6,438
BorgWarner	24	1,028
Brown-Forman, Cl B	33	3,504
Bunge	203	14,811
Campbell Soup	101	5,130
Church & Dwight	107	9,212
Clorox	137	16,706
Coach	126	3,931
Coca-Cola	49	2,075
Coca-Cola Enterprises	62	3,183
Colgate-Palmolive	31	2,057
ConAgra Foods	481	19,505
Constellation Brands, Cl A	72	9,705
DR Horton	66	1,943
Dr Pepper Snapple Group	91	8,133

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2015

Global X Scientific Beta US ETF‡

	Shares	Value
COMMON STOCK — continued
Consumer Goods — continued
Electronic Arts *	128	$9,225
Estee Lauder, Cl A	68	5,471
Ford Motor	271	4,014
General Mills	29	1,685
General Motors	52	1,815
Genuine Parts	55	4,992
Goodyear Tire & Rubber	69	2,266
Hanesbrands	167	5,334
Harley-Davidson	28	1,385
Harman International Industries	20	2,199
Hasbro	17	1,306
Hershey	21	1,862
Hormel Foods	29	1,959
Jarden *	55	2,464
JM Smucker	93	10,917
Kellogg	62	4,372
Keurig Green Mountain	20	1,015
Kimberly-Clark	23	2,753
Lennar	40	2,003
Leucadia National	205	4,102
LKQ *	62	1,836
Mattel	224	5,506
McCormick	88	7,390
Michael Kors Holdings *	53	2,048
Mohawk Industries *	27	5,279
Molson Coors Brewing, Cl B	96	8,458
Mondelez International, Cl A	92	4,247
Monsanto	20	1,864
Monster Beverage *	39	5,316
Newell Rubbermaid	145	6,152
NIKE, Cl B	52	6,814
PepsiCo	21	2,146
Philip Morris International	26	2,299
Polaris Industries	11	1,236
Procter & Gamble	35	2,673
PVH	69	6,276
Ralph Lauren, Cl A	26	2,880
Reynolds American	151	7,296
Snap-On	11	1,825
Stanley Black & Decker	105	11,128
Tesla Motors *	24	4,966
Tyson Foods, Cl A	210	9,316
Under Armour, Cl A *	86	8,177
VF	76	5,131

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2015

Global X Scientific Beta US ETF‡

	Shares	Value
COMMON STOCK — continued
Consumer Goods — continued
Walgreens Boots Alliance	80	$6,774
Whirlpool	32	5,124
		333,808
Consumer Services — 13.7%
Advance Auto Parts	39	7,739
Alaska Air Group	16	1,220
Amazon.com *	7	4,381
American Airlines Group	25	1,156
AmerisourceBergen, Cl A	60	5,790
AutoZone *	12	9,413
Bed Bath & Beyond *	46	2,743
Best Buy	222	7,777
Cardinal Health	68	5,590
CarMax *	45	2,655
Carnival	97	5,246
Charter Communications, Cl A *	48	9,165
Chipotle Mexican Grill, Cl A *	14	8,963
Comcast, Cl A	90	5,636
Costco Wholesale	35	5,534
CVS Health	71	7,013
Darden Restaurants	25	1,547
Delta Air Lines	91	4,626
DISH Network, Cl A *	111	6,990
Dollar General	85	5,760
Dollar Tree *	101	6,615
eBay *	478	13,336
Expedia	63	8,587
Foot Locker	25	1,694
Gap	66	1,796
H&R Block	40	1,490
Hertz Global Holdings *	65	1,268
Hilton Worldwide Holdings	68	1,699
Home Depot	28	3,462
IHS, Cl A *	12	1,435
Interpublic Group of	88	2,018
Kohl's	266	12,268
Kroger	122	4,612
L Brands	106	10,174
Liberty Global, Cl A *	141	6,277
Lowe's	21	1,550
Marriott International, Cl A	54	4,146
McDonald's	44	4,939
McKesson	21	3,755
MGM Resorts International *	181	4,198

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2015

Global X Scientific Beta US ETF‡

	Shares	Value
COMMON STOCK — continued
Consumer Services — continued
Netflix *	44	$4,769
Nielsen Holdings	271	12,875
Nordstrom	116	7,564
Norwegian Cruise Line Holdings *	22	1,400
Omnicom Group	16	1,199
O'Reilly Automotive *	14	3,868
Rite Aid *	156	1,229
Ross Stores	111	5,614
Royal Caribbean Cruises	55	5,409
Signet Jewelers	36	5,434
Sirius XM Holdings *	462	1,885
Southwest Airlines	154	7,129
Staples	887	11,522
Starbucks	90	5,631
Starwood Hotels & Resorts Worldwide	21	1,677
Sysco	53	2,186
Target	132	10,188
Tiffany	14	1,154
Time Warner	76	5,726
Time Warner Cable	16	3,030
TJX	61	4,465
Tractor Supply	38	3,511
TripAdvisor *	22	1,843
Twenty-First Century Fox, Cl A	34	1,044
Ulta Salon Cosmetics & Fragrance *	18	3,131
United Continental Holdings *	66	3,980
Viacom, Cl B	17	838
Wal-Mart Stores	61	3,492
Walt Disney	45	5,118
Whole Foods Market	16	479
Wyndham Worldwide	47	3,824
Yum! Brands	40	2,837
		338,314
Financials — 14.4%
ACE	40	4,542
Affiliated Managers Group *	6	1,082
Aflac	70	4,463
Allstate	110	6,807
Ally Financial *	80	1,594
American Express	14	1,026
American International Group	54	3,405
Ameriprise Financial	13	1,500
Aon	11	1,026
Arch Capital Group *	160	11,982

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2015

Global X Scientific Beta US ETF‡

	Shares	Value
COMMON STOCK — continued
Financials — continued
Bank of America	198	$3,322
Bank of New York Mellon	218	9,080
BB&T	157	5,833
Berkshire Hathaway, Cl B *	68	9,249
BlackRock, Cl A	9	3,168
Capital One Financial	51	4,024
CBRE Group, Cl A *	75	2,796
Charles Schwab	250	7,630
Chubb	43	5,562
Cincinnati Financial	115	6,927
CIT Group	235	10,105
Citigroup	34	1,808
Citizens Financial Group	103	2,503
CME Group, Cl A	180	17,005
Comerica	125	5,425
Discover Financial Services	65	3,654
Equifax	66	7,034
Extra Space Storage	24	1,902
Fifth Third Bancorp	284	5,410
First Republic Bank	41	2,677
FNF Group	166	5,857
Franklin Resources	24	978
Goldman Sachs Group	21	3,937
Hartford Financial Services Group	133	6,153
Huntington Bancshares	1,165	12,780
Intercontinental Exchange	39	9,844
Invesco	105	3,483
JPMorgan Chase	106	6,810
KeyCorp	297	3,689
Lincoln National	89	4,762
Loews	167	6,089
M&T Bank	91	10,906
Markel *	19	16,492
Marsh & McLennan	54	3,010
Mastercard, Cl A	28	2,772
McGraw Hill Financial	17	1,575
MetLife	30	1,511
Moody's	32	3,077
Morgan Stanley	88	2,901
New York Community Bancorp	514	8,491
Northern Trust	129	9,080
PNC Financial Services Group	86	7,762
Principal Financial Group	59	2,959
Progressive	285	9,442

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2015

Global X Scientific Beta US ETF‡

	Shares	Value
COMMON STOCK — continued
Financials — continued
Prudential Financial	18	$1,485
Regions Financial	424	3,965
State Street	39	2,691
SunTrust Banks	64	2,657
T Rowe Price Group	14	1,059
TD Ameritrade Holding	143	4,929
Travelers	39	4,403
Unum Group	122	4,227
US Bancorp	96	4,049
Visa, Cl A	39	3,025
Voya Financial	106	4,300
Wells Fargo	126	6,822
Western Union	275	5,294
Willis Group Holdings	166	7,405
		353,212
Health Care — 11.6%
Abbott Laboratories	97	4,346
AbbVie	19	1,131
Aetna	77	8,838
Allergan *	15	4,627
Amgen	9	1,424
Anthem	67	9,323
Baxter International	62	2,318
Becton Dickinson and	37	5,273
Biogen Idec *	4	1,162
BioMarin Pharmaceutical *	32	3,745
Boston Scientific *	310	5,667
Bristol-Myers Squibb	37	2,440
Celgene *	12	1,473
Cigna	95	12,734
CR Bard	36	6,709
DaVita HealthCare Partners *	160	12,402
DENTSPLY International	148	9,006
Edwards Lifesciences *	36	5,658
Eli Lilly	57	4,650
Endo International *	74	4,439
Express Scripts Holding *	141	12,180
Gilead Sciences	17	1,838
HCA Holdings *	51	3,508
Henry Schein *	71	10,771
Hologic *	33	1,282
Humana	53	9,467
Illumina *	17	2,436
Incyte *	40	4,701

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2015

Global X Scientific Beta US ETF‡

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Intuitive Surgical *	10	$4,966
Jazz Pharmaceuticals *	32	4,393
Johnson & Johnson	14	1,414
Laboratory Corp of America Holdings *	98	12,029
Mallinckrodt *	52	3,415
Medivation *	89	3,743
Medtronic	62	4,583
Merck	173	9,456
Mylan *	23	1,014
Perrigo	44	6,941
Pfizer	249	8,421
Quest Diagnostics	235	15,968
Regeneron Pharmaceuticals *	3	1,672
ResMed	41	2,362
Stryker	28	2,677
Thermo Fisher Scientific	25	3,269
UnitedHealth Group	120	14,134
Universal Health Services, Cl B	68	8,302
Varian Medical Systems *	72	5,654
Vertex Pharmaceuticals *	18	2,245
Waters *	67	8,563
Zimmer Biomet Holdings	33	3,451
Zoetis, Cl A	84	3,613
		285,833
Industrials — 11.0%
3M	18	2,830
Accenture, Cl A	38	4,074
Acuity Brands	7	1,530
Agilent Technologies	16	604
Alliance Data Systems *	18	5,352
AMETEK	50	2,741
Amphenol, Cl A	83	4,500
Automatic Data Processing	38	3,306
Ball	101	6,918
Boeing	11	1,629
Caterpillar	16	1,168
CH Robinson Worldwide	99	6,869
CSX	95	2,564
Cummins	10	1,035
Danaher	41	3,826
Deere	88	6,864
Dover	80	5,154
Eaton	25	1,398
Emerson Electric	20	944

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2015

Global X Scientific Beta US ETF‡

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Expeditors International of Washington	89	$4,431
Fastenal	41	1,606
FedEx	30	4,682
Fidelity National Information Services	150	10,938
Fiserv *	77	7,431
FleetCor Technologies *	34	4,925
Fluor	43	2,056
General Dynamics	34	5,052
General Electric	145	4,193
Honeywell International	12	1,239
Illinois Tool Works	39	3,586
Ingersoll-Rand	65	3,852
JB Hunt Transport Services	46	3,513
Johnson Controls	36	1,627
Kansas City Southern	24	1,986
L-3 Communications Holdings	68	8,595
LinkedIn, Cl A *	12	2,890
Lockheed Martin	16	3,517
Martin Marietta Materials	37	5,741
Masco	145	4,205
Norfolk Southern	17	1,361
Northrop Grumman	16	3,004
Parker-Hannifin	26	2,722
Paychex	114	5,880
Precision Castparts	7	1,616
Raytheon	67	7,866
Republic Services, Cl A	229	10,016
Rockwell Automation	17	1,856
Rockwell Collins	59	5,116
Roper Technologies	64	11,926
Sealed Air	39	1,916
Sherwin-Williams	14	3,736
Stericycle *	41	4,976
Textron	98	4,133
Towers Watson, Cl A	69	8,525
TransDigm Group *	51	11,212
Tyco International	27	984
Union Pacific	11	983
United Parcel Service, Cl B	19	1,957
United Rentals *	12	898
United Technologies	10	984
Verisk Analytics, Cl A *	93	6,660
Vulcan Materials	102	9,851
Wabtec	31	2,569

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2015

Global X Scientific Beta US ETF‡

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Waste Management	31	$1,667
Westrock	22	1,183
WW Grainger	15	3,150
Xerox	621	5,831
		271,949
Oil & Gas — 4.4%
Anadarko Petroleum	26	1,739
Apache	62	2,922
Baker Hughes	46	2,423
Cabot Oil & Gas	136	2,953
Cameron International *	113	7,685
Cheniere Energy *	24	1,188
Chevron	28	2,545
Cimarex Energy	44	5,195
Concho Resources *	68	7,882
ConocoPhillips	37	1,974
Devon Energy	30	1,258
EOG Resources	24	2,060
EQT	68	4,493
Exxon Mobil	44	3,641
FMC Technologies *	54	1,827
Halliburton	35	1,343
Hess	22	1,237
HollyFrontier	179	8,766
Kinder Morgan	127	3,473
Marathon Oil	90	1,654
Marathon Petroleum	102	5,284
National Oilwell Varco	42	1,581
Noble Energy	37	1,326
Occidental Petroleum	76	5,665
ONEOK	59	2,001
Phillips 66	28	2,493
Pioneer Natural Resources	10	1,371
Schlumberger	26	2,032
Spectra Energy	109	3,114
Tesoro	81	8,661
Valero Energy	45	2,966
Weatherford International *	385	3,943
Williams	37	1,459
		108,154
Real Estate Investment Trusts — 7.5%
American Tower, Cl A	17	1,738
Annaly Capital Management	1,516	15,084
AvalonBay Communities	104	18,182

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2015

Global X Scientific Beta US ETF‡

	Shares	Value
COMMON STOCK — continued
Real Estate Investment Trusts — continued
Boston Properties	27	$3,398
Crown Castle International	27	2,307
Digital Realty Trust	185	13,683
Equinix	17	5,043
Equity Residential	144	11,134
Essex Property Trust	38	8,377
Federal Realty Investment Trust	47	6,744
General Growth Properties	316	9,148
HCP	163	6,064
Host Hotels & Resorts	126	2,184
Kimco Realty	175	4,685
Macerich	118	9,999
Plum Creek Timber	65	2,648
ProLogis	75	3,205
Public Storage	20	4,589
Realty Income	267	13,206
Simon Property Group	21	4,231
SL Green Realty	61	7,236
Ventas	135	7,252
VEREIT	819	6,765
Vornado Realty Trust	30	3,016
Welltower	201	13,039
Weyerhaeuser	110	3,226
		186,183
Technology — 9.9%
Adobe Systems *	32	2,837
Akamai Technologies *	67	4,075
Altera	187	9,827
Amdocs	322	19,182
Analog Devices	65	3,908
ANSYS *	24	2,287
Apple	43	5,139
Applied Materials	85	1,425
Autodesk *	38	2,097
Broadcom, Cl A	112	5,757
CA	152	4,212
Cerner *	54	3,580
Cisco Systems	228	6,578
Citrix Systems *	56	4,598
Cognizant Technology Solutions, Cl A *	22	1,498
Computer Sciences	105	6,992
Corning	79	1,469
EMC	173	4,536
F5 Networks *	41	4,518

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2015

Global X Scientific Beta US ETF‡

	Shares	Value
COMMON STOCK — continued
Technology — continued
Facebook, Cl A *	52	$5,302
Harris	67	5,302
Hewlett-Packard	131	3,532
Intel	305	10,327
International Business Machines	24	3,362
Intuit	40	3,897
Juniper Networks	295	9,260
KLA-Tencor	52	3,490
Lam Research	77	5,897
Linear Technology	61	2,710
Maxim Integrated Products	81	3,319
Microchip Technology	80	3,863
Micron Technology *	128	2,120
Microsoft	51	2,685
Motorola Solutions	58	4,058
NetApp	190	6,460
NVIDIA	355	10,071
Oracle	26	1,010
Palo Alto Networks *	28	4,508
QUALCOMM	59	3,506
Red Hat *	51	4,035
salesforce.com inc *	24	1,865
SanDisk *	30	2,310
ServiceNow *	48	3,919
Skyworks Solutions	77	5,948
Symantec	438	9,023
Texas Instruments	62	3,517
VeriSign *	81	6,529
VMware, Cl A *	41	2,466
Western Digital	27	1,804
Workday, Cl A *	46	3,633
Xilinx	79	3,762
Yahoo! *	141	5,022
		243,027
Telecommunications — 1.4%
AT&T	233	7,808
CenturyLink	136	3,836
Level 3 Communications *	96	4,891
SBA Communications, Cl A *	113	13,449
T-Mobile US *	92	3,486
Verizon Communications	37	1,735
		35,205
Utilities — 7.3%
AES	196	2,146

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2015

Global X Scientific Beta US ETF‡

	Shares	Value
COMMON STOCK — continued
Utilities — continued
Ameren	167	$7,295
American Electric Power	67	3,796
American Water Works	336	19,273
CenterPoint Energy	373	6,919
CMS Energy	274	9,883
Consolidated Edison	119	7,824
Dominion Resources	18	1,286
DTE Energy	88	7,180
Duke Energy	186	13,293
Edison International	195	11,801
Entergy	98	6,680
Eversource Energy	141	7,183
Exelon	256	7,147
FirstEnergy	203	6,334
NextEra Energy	33	3,388
PG&E	213	11,374
PPL	180	6,192
Public Service Enterprise Group	251	10,364
Sempra Energy	44	4,506
Southern	202	9,110
WEC Energy Group	165	8,507
Xcel Energy	246	8,765
		180,246
TOTAL UNITED STATES		2,419,253
TOTAL COMMON STOCK
(Cost $2,483,238)		2,458,607
TOTAL INVESTMENTS — 99.7%
(Cost $2,483,238)		$2,458,607

Percentages are based on Net Assets of $2,466,512.

*	Non-income producing security.
‡	Fund commenced operations on May 12, 2015.

Cl — Class

As of October 31, 2015, all of the Fund’s investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended October 31, 2015, there have been no transfers between Level 1, Level 2 or Level 3 investments.

As of October 31, 2015, there were no Level 3 investments.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2015

Global X Scientific Beta Europe ETF‡

Sector Weightings (unaudited)†:

† Sector weightings percentages are based on the total market value of investments.

	Shares	Value
COMMON STOCK — 99.4%
AUSTRIA— 0.7%
Basic Materials — 0.0%
voestalpine	27	$982
Financials — 0.3%
Erste Group Bank *	91	2,681
IMMOFINANZ *	1,777	4,578
		7,259
Industrials — 0.2%
ANDRITZ	61	3,086
Wienerberger	120	2,222
		5,308
Oil & Gas — 0.2%
OMV	172	4,598
TOTAL AUSTRIA		18,147
BELGIUM— 3.5%
Basic Materials — 0.1%
Solvay	20	2,271
Umicore	30	1,281
		3,552
Consumer Goods — 0.1%
Anheuser-Busch InBev	25	3,002
Consumer Services — 1.0%
Colruyt	140	6,965
Delhaize Group	62	5,781

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2015

Global X Scientific Beta Europe ETF‡

	Shares	Value
COMMON STOCK — continued
Consumer Services — continued
Telenet Group Holding *	153	$8,944
		21,690
Financials — 1.1%
Ackermans & van Haaren	60	9,180
Ageas	82	3,640
Groupe Bruxelles Lambert	52	4,246
KBC Groep	32	1,958
Sofina	57	6,438
		25,462
Health Care — 0.4%
UCB	125	10,870
Industrials — 0.1%
bpost	130	3,270
Real Estate Investment Trusts — 0.3%
Cofinimmo	72	8,073
Telecommunications — 0.4%
Proximus	308	10,722
TOTAL BELGIUM		86,641
CHILE— 0.1%
Basic Materials — 0.1%
Antofagasta	160	1,301
DENMARK— 4.4%
Consumer Goods — 0.3%
Carlsberg, Cl B	48	3,953
Pandora	20	2,318
		6,271
Financials — 1.3%
Danske Bank	144	3,978
Jyske Bank *	124	6,082
Sydbank	250	8,262
Topdanmark *	249	6,661
Tryg	330	5,963
		30,946
Health Care — 1.9%
Christian Hansen Holding	238	14,370
Coloplast, Cl B	100	7,207
Genmab *	35	3,468
GN Store Nord	98	1,796
Novo Nordisk, Cl B	129	6,885
Novozymes, Cl B	139	6,475
William Demant Holding *	65	5,671
		45,872

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2015

Global X Scientific Beta Europe ETF‡

	Shares	Value
COMMON STOCK — continued
Industrials — 0.6%
A P Moller - Maersk, Cl B	2	$2,962
DSV	179	7,291
FLSmidth	57	2,168
ISS	74	2,616
		15,037
Telecommunications — 0.3%
TDC	1,582	8,330
TOTAL DENMARK		106,456
FINLAND— 2.3%
Basic Materials — 0.2%
Stora Enso, Cl R	170	1,586
UPM-Kymmene	118	2,222
		3,808
Consumer Goods — 0.1%
Amer Sports	103	2,904
Nokian Renkaat	31	1,176
		4,080
Consumer Services — 0.1%
Kesko, Cl B	89	2,855
Financials — 0.2%
Sampo, Cl A	115	5,651
Health Care — 0.2%
Orion, Cl B	145	5,209
Industrials — 0.6%
Huhtamaki	231	8,190
Kone, Cl B	88	3,777
Metso	41	1,009
		12,976
Oil & Gas — 0.2%
Neste	245	6,006
Technology — 0.1%
Nokia	240	1,795
Telecommunications — 0.2%
Elisa	155	5,869
Utilities — 0.4%
Fortum	459	6,921
TOTAL FINLAND		55,170
FRANCE— 13.6%
Basic Materials — 0.4%
Air Liquide	12	1,563
Arkema	30	2,207

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2015

Global X Scientific Beta Europe ETF‡

	Shares	Value
COMMON STOCK — continued
Basic Materials — continued
Imerys	60	$4,129
		7,899
Consumer Goods — 2.3%
Christian Dior	12	2,374
Cie Generale des Etablissements Michelin, Cl B	14	1,401
Danone	42	2,942
Faurecia	60	2,388
Hermes International	19	7,353
L'Oreal	36	6,603
LVMH Moet Hennessy Louis Vuitton	19	3,560
Pernod Ricard	59	6,987
Peugeot *	233	4,124
Renault	18	1,705
SEB	60	6,130
Societe BIC	66	10,575
Valeo	6	933
		57,075
Consumer Services — 2.1%
Accor	52	2,599
Air France-KLM *	80	590
Carrefour	60	1,967
Casino Guichard Perrachon	40	2,313
Eutelsat Communications	346	11,469
JCDecaux	52	2,128
Kering	43	8,007
Lagardere SCA	219	6,413
Numericable-SFR SAS *	16	728
Publicis Groupe	48	3,132
Societe Television Francaise 1	172	2,226
Sodexo	21	1,878
Technicolor	105	715
Vivendi	351	8,497
		52,662
Financials — 1.2%
AXA	60	1,612
BNP Paribas	24	1,465
CNP Assurances	116	1,665
Credit Agricole	160	2,036
Fonciere Des Regions	60	5,683
Natixis	497	3,064
SCOR	220	8,231
Societe Generale	27	1,262
Wendel	36	4,341
		29,359

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2015

Global X Scientific Beta Europe ETF‡

	Shares	Value
COMMON STOCK — continued
Health Care — 1.2%
Essilor International	31	$4,096
Ipsen	33	2,094
Orpea	153	12,338
Sanofi	88	8,929
		27,457
Industrials — 3.2%
Aeroports de Paris	104	13,137
Alstom *	71	2,326
Bollore	1,108	5,510
Bouygues	46	1,751
Bureau Veritas	188	4,272
Cie de Saint-Gobain	28	1,181
Edenred	111	2,051
Eiffage	40	2,508
Eurazeo	40	2,831
Groupe Eurotunnel	77	1,084
Legrand	27	1,489
Rexel	359	4,929
Safran	64	4,886
Schneider Electric	16	974
Teleperformance	183	14,450
Thales	107	7,792
Vinci	49	3,322
Zodiac Aerospace	171	4,345
		78,838
Oil & Gas — 0.2%
Technip	47	2,466
Total	69	3,365
		5,831
Real Estate Investment Trusts — 0.6%
Gecina	51	6,558
ICADE	83	6,176
Klepierre	41	1,955
		14,689
Technology — 1.3%
Atos	99	7,934
Cap Gemini	52	4,655
Dassault Systemes	125	9,920
Iliad	13	2,748
Ingenico Group	36	4,271
STMicroelectronics	402	2,796
		32,324

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2015

Global X Scientific Beta Europe ETF‡

	Shares	Value
COMMON STOCK — continued
Telecommunications — 0.2%
Orange	229	$4,056
Utilities — 0.9%
Electricite de France	115	2,151
Engie	177	3,120
Rubis SCA	105	8,466
Suez Environnement	309	5,908
Veolia Environnement *	113	2,643
		22,288
TOTAL FRANCE		332,478
GERMANY— 9.8%
Basic Materials — 1.3%
Aurubis	106	7,119
BASF	14	1,153
Bayer	16	2,145
Brenntag	30	1,821
Evonik Industries	56	2,045
K+S	109	2,764
LANXESS	38	2,051
Linde	23	4,008
Symrise	126	8,336
		31,442
Consumer Goods — 0.8%
adidas	20	1,802
Bayerische Motoren Werke	12	1,238
Beiersdorf	30	2,864
Daimler	24	2,093
HUGO BOSS	51	5,272
OSRAM Licht	74	4,374
Rheinmetall	40	2,530
		20,173
Consumer Services — 0.7%
Axel Springer	74	4,180
Deutsche Lufthansa *	151	2,240
Kabel Deutschland Holding	38	4,859
METRO	75	2,322
ProSiebenSat.1 Media	23	1,250
Zalando * (A)	24	845
		15,696
Financials — 2.3%
Aareal Bank	40	1,531
Allianz	24	4,224
Commerzbank *	200	2,212
Deutsche Bank	40	1,125

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2015

Global X Scientific Beta Europe ETF‡

	Shares	Value
COMMON STOCK — continued
Financials — continued
Deutsche Boerse	33	$3,053
Deutsche EuroShop	120	5,815
Deutsche Wohnen	313	8,871
Hannover Rueck	71	8,251
LEG Immobilien	95	7,614
Muenchener Rueckversicherungs-Gesellschaft in Muenchen	21	4,210
Vonovia	280	9,385
		56,291
Health Care — 1.4%
Fresenius & KGaA	158	11,650
Fresenius Medical Care & KGaA	107	9,679
Gerresheimer	28	2,195
Merck KGaA	56	5,495
MorphoSys *	19	1,181
STADA Arzneimittel	95	3,633
		33,833
Industrials — 1.9%
Bilfinger	55	2,479
Deutsche Post	51	1,525
Duerr	21	1,758
Fraport Frankfurt Airport Services Worldwide	88	5,609
GEA Group	105	4,230
HeidelbergCement	18	1,348
KION Group *	47	2,129
Leoni	40	1,641
MAN	48	5,028
MTU Aero Engines	62	5,765
Siemens	17	1,718
Wirecard	249	12,929
		46,159
Technology — 0.3%
Infineon Technologies	67	829
SAP	33	2,620
United Internet	76	3,967
		7,416
Telecommunications — 1.0%
Deutsche Telekom	321	6,030
Drillisch	25	1,295
Freenet	354	11,998
Telefonica Deutschland Holding	874	5,654
		24,977
Utilities — 0.1%
E.ON	160	1,696

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2015

Global X Scientific Beta Europe ETF‡

	Shares	Value
COMMON STOCK — continued
Utilities — continued
RWE	119	$1,664
		3,360
TOTAL GERMANY		239,347
IRELAND— 1.7%
Consumer Goods — 0.8%
Glanbia	509	9,919
Kerry Group, Cl A	119	9,721
		19,640
Consumer Services — 0.4%
Paddy Power	64	7,437
Ryanair Holdings *	202	3,012
		10,449
Financials — 0.2%
Bank of Ireland *	12,383	4,637
Industrials — 0.3%
CRH	73	2,005
Smurfit Kappa Group	178	5,099
		7,104
TOTAL IRELAND		41,830
ITALY— 5.0%
Basic Materials — 0.2%
Tenaris	325	4,100
Consumer Goods — 0.7%
Davide Campari-Milano	663	5,705
Fiat Chrysler Automobiles *	249	3,691
Luxottica Group	102	7,183
Moncler	55	890
		17,469
Consumer Services — 0.2%
Mediaset	920	4,695
Financials — 2.1%
Assicurazioni Generali	201	3,828
Azimut Holding	58	1,402
Banca Monte dei Paschi di Siena *	1,948	3,598
Banca Popolare dell'Emilia Romagna SC	525	4,260
Banca Popolare di Milano Scarl	4,543	4,291
Banca Popolare di Sondrio SCARL	1,000	4,589
Banco Popolare SC *	289	4,345
EXOR	118	5,885
Intesa Sanpaolo	570	1,995
Mediobanca	506	5,114
UniCredit	348	2,260

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2015

Global X Scientific Beta Europe ETF‡

	Shares	Value
COMMON STOCK — continued
Financials — continued
Unione di Banche Italiane SCpA	501	$3,769
Unipol Gruppo Finanziario	209	979
UnipolSai	1,244	3,018
		49,333
Health Care — 0.0%
Recordati	33	824
Industrials — 0.7%
Atlantia	100	2,784
CNH Industrial	233	1,583
Finmeccanica *	720	9,465
Italcementi	124	1,384
Prysmian	40	868
		16,084
Oil & Gas — 0.2%
Eni	177	2,905
Saipem *	254	2,398
		5,303
Telecommunications — 0.2%
Telecom Italia *	2,686	3,765
Utilities — 0.7%
Enel	461	2,137
Enel Green Power	3,998	8,502
Snam	1,087	5,656
Terna Rete Elettrica Nazionale	618	3,159
		19,454
TOTAL ITALY		121,027
LUXEMBOURG— 0.1%
Consumer Services — 0.0%
B&M European Value Retail	311	1,601
Health Care — 0.1%
Eurofins Scientific	4	1,455
TOTAL LUXEMBOURG		3,056
MEXICO— 0.1%
Basic Materials — 0.1%
Fresnillo	180	2,029
NETHERLANDS— 4.2%
Basic Materials — 0.5%
Akzo Nobel	28	1,993
ArcelorMittal	100	560
Koninklijke DSM	119	6,384
OCI *	152	4,319
		13,256

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2015

Global X Scientific Beta Europe ETF‡

	Shares	Value
COMMON STOCK — continued
Consumer Goods — 0.7%
Heineken	73	$6,702
Heineken Holding	64	5,156
Unilever	88	3,997
		15,855
Consumer Services — 0.4%
Koninklijke Ahold	176	3,601
RELX	224	3,848
Wolters Kluwer	92	3,130
		10,579
Financials — 0.7%
Aegon	699	4,327
Delta Lloyd	434	3,442
Euronext (A)	56	2,473
ING Groep	127	1,857
NN Group	113	3,567
		15,666
Industrials — 0.8%
Aalberts Industries	53	1,731
Arcadis	32	811
Boskalis Westminster	110	5,376
Koninklijke Philips	149	4,047
Koninklijke Vopak	60	2,424
PostNL *	358	1,485
TNT Express *	530	4,479
		20,353
Oil & Gas — 0.1%
SBM Offshore *	166	2,286
Real Estate Investment Trusts — 0.5%
Unibail-Rodamco	18	5,052
Wereldhave	113	7,087
		12,139
Technology — 0.4%
ASM International	160	6,152
ASML Holding	27	2,524
		8,676
Telecommunications — 0.1%
Koninklijke KPN	800	2,952
TOTAL NETHERLANDS		101,762
NORWAY— 1.8%
Basic Materials — 0.3%
Norsk Hydro	400	1,440

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2015

Global X Scientific Beta Europe ETF‡

	Shares	Value
COMMON STOCK — continued
Basic Materials — continued
Yara International	150	$6,837
		8,277
Consumer Goods — 0.6%
Marine Harvest	656	8,830
Orkla	858	7,326
		16,156
Consumer Services — 0.1%
Schibsted, Cl A	62	2,088
Financials — 0.4%
DnB	140	1,790
Gjensidige Forsikring *	412	6,291
		8,081
Oil & Gas — 0.3%
Statoil	169	2,720
Subsea 7 *	331	2,592
TGS Nopec Geophysical	160	3,167
		8,479
Telecommunications — 0.1%
Telenor	89	1,686
TOTAL NORWAY		44,767
PORTUGAL— 0.4%
Consumer Services — 0.1%
Jeronimo Martins	159	2,246
Financials — 0.1%
Banco Comercial Portugues, Cl R *	57,800	3,339
Oil & Gas — 0.1%
Galp Energia	200	2,173
Utilities — 0.1%
Energias de Portugal	599	2,229
TOTAL PORTUGAL		9,987
SPAIN— 3.8%
Basic Materials — 0.1%
Acerinox	179	1,946
Consumer Goods — 0.3%
Viscofan	132	7,749
Consumer Services — 0.2%
Distribuidora Internacional de Alimentacion *	48	307
Industria de Diseno Textil	80	3,014
Mediaset Espana Comunicacion	176	2,149
		5,470

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2015

Global X Scientific Beta Europe ETF‡

	Shares	Value
COMMON STOCK — continued
Financials — 0.8%
Banco Bilbao Vizcaya Argentaria	120	$1,039
Banco de Sabadell	1,131	2,198
Banco Popular Espanol	484	1,853
Banco Santander	200	1,127
Bankia	1,555	2,013
Bankinter	693	5,051
Bolsas y Mercados Espanoles SHMSF	33	1,191
CaixaBank	709	2,735
Mapfre	659	1,969
		19,176
Industrials — 0.8%
Abertis Infraestructuras	89	1,486
Acciona	24	2,028
ACS Actividades de Construccion y Servicios	33	1,128
Aena SA * (A)	10	1,121
Amadeus IT Holding, Cl A	61	2,612
Ferrovial	200	5,073
Zardoya Otis	302	3,736
		17,184
Oil & Gas — 0.2%
Gamesa Tecnologica	180	2,860
Repsol	169	2,142
		5,002
Real Estate Investment Trusts — 0.2%
Merlin Properties Socimi	291	3,748
Telecommunications — 0.1%
Telefonica	120	1,595
Utilities — 1.1%
Enagas	216	6,574
Endesa	425	9,508
Gas Natural SDG	160	3,484
Iberdrola	787	5,648
Red Electrica	67	5,936
		31,150
TOTAL SPAIN		93,020
SWEDEN— 5.4%
Basic Materials — 0.5%
BillerudKorsnas	348	6,349
Boliden	180	3,468
Hexpol	169	1,656
		11,473

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2015

Global X Scientific Beta Europe ETF‡

	Shares	Value
COMMON STOCK — continued
Consumer Goods — 0.7%
Electrolux	40	$1,187
Husqvarna, Cl B	248	1,646
Svenska Cellulosa, Cl B	226	6,707
Swedish Match	123	3,892
		13,432
Consumer Services — 0.5%
Hennes & Mauritz, Cl B	63	2,466
ICA Gruppen	255	9,136
		11,602
Financials — 1.5%
Castellum	421	6,346
Fabege	318	5,090
Industrivarden, Cl C	295	5,404
Intrum Justitia	102	3,688
Investment Kinnevik, Cl B	75	2,411
Investor, Cl B	100	3,738
JM	31	883
Nordea Bank	225	2,504
Skandinaviska Enskilda Banken, Cl A	251	2,658
Svenska Handelsbanken, Cl A	371	5,077
Swedbank, Cl A	153	3,534
		41,333
Health Care — 0.6%
Elekta, Cl B	177	1,377
Getinge, Cl B	36	907
Meda, Cl A	635	9,401
Swedish Orphan Biovitrum *	155	2,373
		14,058
Industrials — 0.8%
Assa Abloy, Cl B	180	3,603
Atlas Copco, Cl A	95	2,495
NCC, Cl B	124	3,853
Nibe Industrier, Cl B	24	778
Securitas, Cl B	456	5,993
Skanska, Cl B	78	1,530
Trelleborg, Cl B	192	3,265
		21,517
Oil & Gas — 0.1%
Lundin Petroleum *	100	1,454
Technology — 0.3%
Hexagon, Cl B	20	699
Telefonaktiebolaget LM Ericsson, Cl B	711	6,979
		7,678

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2015

Global X Scientific Beta Europe ETF‡

	Shares	Value
COMMON STOCK — continued
Telecommunications — 0.4%
Tele2, Cl B	701	$7,059
TeliaSonera	600	3,090
		10,149
TOTAL SWEDEN		132,696
SWITZERLAND— 11.0%
Basic Materials — 1.0%
Clariant	265	4,893
EMS-Chemie Holding	17	7,218
Givaudan	4	7,182
Glencore Xstrata	271	471
Syngenta	12	4,051
		23,815
Consumer Goods — 1.3%
Aryzta	88	3,982
Barry Callebaut	8	9,633
Cie Financiere Richemont	25	2,151
Coca-Cola HBC	147	3,519
Nestle	106	8,129
Swatch Group	11	4,317
		31,731
Consumer Services — 0.6%
Dufry *	46	5,399
Galenica	6	8,826
		14,225
Financials — 3.7%
Baloise Holding	43	5,178
Credit Suisse Group	60	1,502
GAM Holding	174	3,195
Helvetia Holding	13	6,825
Julius Baer Group	123	6,129
Pargesa Holding	85	5,415
Partners Group Holding	35	12,711
PSP Swiss Property	137	11,959
Swiss Life Holding	29	6,946
Swiss Prime Site	216	16,566
Swiss Re	97	9,044
UBS Group	101	2,027
Zurich Insurance Group	27	7,157
		94,654
Health Care — 1.3%
Actelion	9	1,254
Lonza Group	67	9,869
Novartis	53	4,831

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2015

Global X Scientific Beta Europe ETF‡

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Roche Holding	22	$5,988
Sonova Holding	45	6,162
Straumann Holding	12	3,409
		31,513
Industrials — 2.4%
ABB	80	1,514
DKSH Holding	59	3,606
Flughafen Zuerich	15	11,397
Geberit	15	4,859
Georg Fischer	5	3,084
Kaba Holding	6	3,756
Kuehne + Nagel International	50	6,954
LafargeHolcim	45	2,545
OC Oerlikon *	468	4,506
Schindler Holding	29	4,724
SGS	2	3,823
Sulzer	34	3,446
Wolseley	41	2,417
		56,631
Technology — 0.4%
AMS	76	2,444
Logitech International	221	3,262
Temenos Group *	81	3,800
		9,506
Telecommunications — 0.3%
Swisscom	14	7,243
TOTAL SWITZERLAND		269,318
UNITED KINGDOM— 31.3%
Basic Materials — 0.6%
Anglo American	104	878
BHP Billiton	57	916
Croda International	116	5,192
Johnson Matthey	40	1,597
Mondi	85	1,974
Randgold Resources	54	3,643
Rio Tinto	34	1,238
Victrex	60	1,714
		17,152
Consumer Goods — 3.2%
Barratt Developments	487	4,607
Bellway	175	7,016
Berkeley Group Holdings	154	7,891
Bovis Homes Group	150	2,375

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2015

Global X Scientific Beta Europe ETF‡

	Shares	Value
COMMON STOCK — continued
Consumer Goods — continued
British American Tobacco	59	$3,517
Britvic	213	2,299
Burberry Group	110	2,256
Diageo	59	1,712
Galliford Try	150	3,468
Greencore Group	358	1,670
Imperial Tobacco Group	148	7,997
Persimmon	244	7,514
Reckitt Benckiser Group	77	7,544
SABMiller	50	3,085
Tate & Lyle	136	1,255
Taylor Wimpey	1,652	5,052
Unilever	100	4,468
		73,726
Consumer Services — 6.2%
AA	369	1,578
ASOS *	40	2,015
Betfair Group	83	4,137
Booker Group	827	2,377
Carnival	111	6,201
Compass Group	197	3,405
Daily Mail & General Trust, Cl A	128	1,481
Dixons Carphone	498	3,548
easyJet	161	4,351
Firstgroup *	2,029	3,032
Greene King	635	7,880
Home Retail Group	1,770	3,069
Inchcape	324	4,001
Informa	736	6,456
InterContinental Hotels Group	64	2,571
International Consolidated Airlines Group	137	1,232
ITV	400	1,559
J Sainsbury	1,179	4,851
Just Eat *	165	1,086
Kingfisher	1,000	5,453
Marks & Spencer Group	115	911
Merlin Entertainments (A)	301	1,928
MoneySuperMarket.com	151	779
Next	101	12,479
Ocado Group *	200	1,164
Pearson	333	4,431
Playtech	204	2,697
RELX	216	3,876
Restaurant Group	384	4,252

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2015

Global X Scientific Beta Europe ETF‡

	Shares	Value
COMMON STOCK — continued
Consumer Services — continued
Rightmove	42	$2,490
Sky	523	8,853
Sports Direct International *	143	1,539
Stagecoach Group	1,318	7,043
Tesco *	859	2,432
Thomas Cook Group *	800	1,518
UBM	483	3,819
WH Smith	157	4,134
Whitbread	45	3,451
William Hill	476	2,331
WM Morrison Supermarkets	1,734	4,512
WPP	108	2,432
		147,354
Financials — 7.5%
3i Group	347	2,685
Admiral Group	441	10,986
Amlin	1,685	17,149
Aviva	400	3,002
Barclays	600	2,150
Beazley	1,130	6,345
Capital & Counties Properties	1,234	8,471
Close Brothers Group	400	9,044
Direct Line Insurance Group	1,996	12,158
Hargreaves Lansdown	58	1,293
Henderson Group	400	1,774
Hiscox	772	11,535
HSBC Holdings	770	6,037
ICAP	524	3,561
IG Group Holdings	754	8,797
Intermediate Capital Group	466	4,073
Investec	407	3,407
Jardine Lloyd Thompson Group	300	4,390
Jupiter Fund Management	245	1,706
Legal & General Group	1,095	4,424
Lloyds Banking Group	2,965	3,376
London Stock Exchange Group	29	1,140
Man Group	1,400	3,613
Old Mutual	1,177	3,859
Paragon Group of	670	4,346
Phoenix Group Holdings	838	11,072
Provident Financial	235	12,594
Prudential	100	2,346
Royal Bank of Scotland Group *	400	1,962
RSA Insurance Group	541	3,517

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2015

Global X Scientific Beta Europe ETF‡

	Shares	Value
COMMON STOCK — continued
Financials — continued
Schroders	40	$1,843
St. James's Place	140	2,085
Standard Chartered	171	1,905
Standard Life	297	1,931
Unite Group	255	2,619
		181,195
Health Care — 0.7%
BTG *	458	3,904
GlaxoSmithKline	162	3,515
Hikma Pharmaceuticals	169	5,649
Shire	33	2,510
Smith & Nephew	204	3,497
		19,075
Industrials — 5.9%
Ashtead Group	95	1,467
Babcock International Group	201	2,992
BAE Systems	690	4,692
Balfour Beatty *	1,173	4,515
BBA Aviation	2,580	7,599
Berendsen	433	6,854
Bodycote	295	2,346
Bunzl	244	7,005
Capita	355	6,990
Carillion	858	4,048
Cobham	1,067	4,573
DCC	79	6,351
DS Smith	800	4,782
Essentra	172	2,237
Experian	132	2,259
G4S	1,521	5,701
Halma	400	4,717
Hays	800	1,741
Howden Joinery Group	929	6,652
Intertek Group	132	5,351
Kingspan Group	150	3,650
Meggitt	731	3,992
Melrose Industries	1,200	4,933
Michael Page International	220	1,681
QinetiQ Group	1,600	5,535
Regus	308	1,592
Rentokil Initial	3,266	7,793
Rotork	400	1,158
Royal Mail	200	1,375
RPC Group	60	603

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2015

Global X Scientific Beta Europe ETF‡

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Senior	400	$1,401
Serco Group *	561	812
Smiths Group	154	2,288
Spectris	20	515
Spirax-Sarco Engineering	96	4,509
Travis Perkins	94	2,782
Ultra Electronics Holdings	180	4,679
WS Atkins	197	4,193
		146,363
Oil & Gas — 0.6%
Amec Foster Wheeler	89	977
BG Group	144	2,280
BP	713	4,254
John Wood Group	278	2,563
Petrofac	71	924
Royal Dutch Shell, Cl A	146	3,811
Tullow Oil *	373	1,169
		15,978
Real Estate Investment Trusts — 2.7%
British Land	412	5,539
Derwent London	181	10,846
Great Portland Estates	892	12,253
Hammerson	547	5,378
Intu Properties	1,501	8,023
Land Securities Group	334	6,907
Segro	1,100	7,641
Shaftesbury	714	10,371
		66,958
Technology — 0.8%
ARM Holdings	55	871
Dialog Semiconductor *	40	1,487
Micro Focus International	260	5,043
Sage Group	618	5,202
Telecity Group	352	6,387
		18,990
Telecommunications — 1.0%
BT Group, Cl A	508	3,648
Cable & Wireless Communications	2,581	2,934
Inmarsat	496	7,545
TalkTalk Telecom Group	1,002	3,915
Vodafone Group	2,184	7,227
		25,269

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2015

Global X Scientific Beta Europe ETF‡

	Shares/Number of Rights	Value
COMMON STOCK — continued
Utilities — 2.1%
Centrica	871	$3,041
Drax Group	1,085	4,367
National Grid	411	5,871
Pennon Group	900	11,272
Severn Trent	245	8,487
SSE	323	7,557
United Utilities Group	547	8,351
		48,946
TOTAL UNITED KINGDOM		761,006
UNITED STATES— 0.2%
Health Care — 0.2%
AstraZeneca	87	5,577
TOTAL COMMON STOCK
(Cost $2,489,063)		2,425,615

PREFERRED STOCK — 0.3%
GERMANY— 0.3%
Basic Materials — 0.2%
FUCHS PETROLUB, 0.000%	39	1,879
Henkel & KGaA, 0.000%	34	3,707
		5,586
Consumer Goods — 0.1%
Porsche Automobil Holding, 0.000%	14	659
Volkswagen, 0.000%	6	724
		1,383
TOTAL GERMANY		6,969
TOTAL PREFERRED STOCK
(Cost $8,313)		6,969

RIGHTS — 0.0%
France — 0.0%
Technicolor*	105	26

Spain — 0.0%
Banco Santander*	200	11

TOTAL RIGHTS
(Cost $–)		37
TOTAL INVESTMENTS — 99.7%
(Cost $2,497,376)		$2,432,621

Percentages are based on Net Assets of $2,440,790.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2015

Global X Scientific Beta Europe ETF‡

*	Non-income producing security.
‡	Fund commenced operations on May 12, 2015.
(A)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." These securities have been determined to be liquid under guidelines established by the Board of Trustees.

Cl — Class

As of October 31, 2015, all of the Fund’s investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended October 31, 2015, there have been no transfers between Level 1, Level 2 or Level 3 investments.

As of October 31, 2015, there were no Level 3 investments.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2015

Global X Scientific Beta Japan ETF‡

Sector Weightings (unaudited)†:

† Sector weightings percentages are based on the total market value of investments.

	Shares	Value
COMMON STOCK — 99.9%
Basic Materials — 9.8%
ADEKA	600	$8,890
Air Water	314	5,181
Asahi Kasei	1,010	6,248
Daicel	593	7,902
Daido Steel	1,177	4,535
Denki Kagaku Kogyo	1,389	6,503
DIC	2,247	6,145
Dowa Holdings	160	1,405
Hitachi Chemical	579	9,270
Hitachi Metals	300	3,428
JFE Holdings	140	2,223
JSR	293	4,664
Kaneka	1,387	12,389
Kansai Paint	156	2,395
Kobe Steel *	1,800	2,297
Kuraray	420	5,221
Maruichi Steel Tube	431	11,109
Mitsubishi Chemical Holdings	1,117	7,038
Mitsubishi Gas Chemical	1,345	7,557
Mitsui Chemicals	2,517	9,615
Mitsui Mining & Smelting	2,516	4,879
Nagase	534	6,691
Nihon Parkerizing	153	1,376
Nippon Kayaku	282	2,961
Nippon Paint Holdings	131	2,797

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2015

Global X Scientific Beta Japan ETF‡

	Shares	Value
COMMON STOCK — continued
Basic Materials — continued
Nippon Paper Industries	325	$6,057
Nippon Shokubai	169	13,331
Nippon Steel & Sumitomo Metal	74	1,515
Nissan Chemical Industries	227	5,681
Nitto Denko	40	2,593
NOF	1,139	8,193
Oji Holdings	450	2,346
Shin-Etsu Chemical	19	1,139
Showa Denko	4,029	5,108
Sumitomo Chemical	657	3,806
Sumitomo Metal Mining	335	4,193
Taiyo Nippon Sanso	339	3,531
Teijin	2,702	9,628
Toagosei	640	5,410
Toray Industries	630	5,547
Tosoh	862	4,422
Ube Industries	3,886	8,212
Yamato Kogyo	296	7,947
Zeon	607	4,995
		246,373
Consumer Goods — 18.1%
ABC-Mart	183	10,267
Aisin Seiki	136	5,449
Ajinomoto	290	6,505
Asahi Group Holdings	186	5,775
Asics	198	5,521
Bridgestone	89	3,301
Calbee	292	10,671
Casio Computer	195	3,704
Citizen Holdings	600	4,584
Coca-Cola East Japan	482	6,807
Coca-Cola West	478	9,725
Daihatsu Motor	629	7,767
Daiichikosho	246	8,235
Daiwa House Industry	132	3,496
Denso	71	3,331
Ezaki Glico	160	7,690
Fuji Heavy Industries *	40	1,567
GungHo Online Entertainment *	564	1,846
Honda Motor	160	5,362
House Foods Group	752	13,061
Ito En	220	4,623
Japan Tobacco	58	2,024
JTEKT	93	1,620

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2015

Global X Scientific Beta Japan ETF‡

	Shares	Value
COMMON STOCK — continued
Consumer Goods — continued
Kagome	400	$6,825
Kao	80	4,136
Kewpie	349	8,023
Kikkoman	45	1,423
Kirin Holdings	100	1,426
Koito Manufacturing	47	1,801
Konami	411	9,393
Kose	75	7,389
Lion	600	5,822
MEIJI Holdings	100	7,947
Morinaga	276	1,416
Nexon	427	5,973
NH Foods	647	13,570
NHK Spring	613	6,304
Nichi-iko Pharmaceutical	57	1,597
Nichirei	1,253	8,213
Nifco	167	6,497
Nikon	375	4,885
Nintendo	14	2,260
Nissan Motor *	736	7,724
Nisshin Seifun Group	939	14,458
Nisshinbo Holdings	266	3,635
Nissin Foods Holdings	58	2,696
NOK	155	3,689
NSK	100	1,195
Onward Holdings	1,492	9,421
Pigeon	300	8,490
Pola Orbis Holdings	28	1,794
Rinnai	25	1,995
Sangetsu	504	8,094
Sanrio	76	2,031
Sapporo Holdings	1,159	4,802
Sega Sammy Holdings	194	2,056
Sekisui Chemical	433	5,153
Sekisui House	374	6,274
Sharp *	1,627	1,793
Shimano	17	2,702
Shiseido	124	2,971
Sony	75	2,163
Sumitomo Electric Industries	234	3,228
Sumitomo Forestry	451	5,438
Sumitomo Rubber Industries	320	4,805
Suntory Beverage & Food	124	5,045
Suzuki Motor	42	1,389

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2015

Global X Scientific Beta Japan ETF‡

	Shares	Value
COMMON STOCK — continued
Consumer Goods — continued
Takara Holdings	140	$1,013
Tokai Rika	348	7,643
Toyo Suisan Kaisha	164	6,088
Toyo Tire & Rubber	221	4,701
Toyobo	5,355	7,899
Toyoda Gosei	326	7,559
Toyota Industries	80	4,249
Toyota Motor *	45	2,785
TS Tech	190	5,259
Unicharm	248	5,333
Wacoal Holdings	995	12,566
Yakult Honsha	20	1,067
Yamaha	219	5,490
Yamaha Motor	114	2,590
Yamazaki Baking	1,278	24,814
Yokohama Rubber	256	4,964
		454,892
Consumer Services — 16.4%
Aeon	288	4,293
ANA Holdings	4,918	14,765
Aoyama Trading	236	8,664
Arcs	458	9,291
Autobacs Seven	459	8,083
Benesse Holdings	169	4,558
Central Japan Railway	14	2,576
Cosmos Pharmaceutical	43	5,391
Dai Nippon Printing	377	3,930
Dena *	213	3,445
Don Quijote Holdings	197	7,305
Duskin	511	8,813
East Japan Railway	40	3,835
FamilyMart	93	3,826
Fast Retailing	3	1,103
Fuji Media Holdings	326	3,901
H2O Retailing	546	10,709
Hakuhodo DY Holdings	370	3,925
Hankyu Hanshin Holdings	1,129	7,400
HIS	60	2,034
Isetan Mitsukoshi Holdings	178	2,884
Izumi	236	8,840
J Front Retailing	205	3,401
Japan Airlines *	188	7,135
Kakaku.com *	236	4,447
Keihan Electric Railway	1,623	11,580

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2015

Global X Scientific Beta Japan ETF‡

	Shares	Value
COMMON STOCK — continued
Consumer Services — continued
Keikyu	133	$1,101
Keio	152	1,246
Keisei Electric Railway	230	2,857
Kintetsu Group Holdings	400	1,555
K's Holdings	369	13,102
Lawson	51	3,799
M3 *	421	8,223
Marui Group	312	4,067
Matsumotokiyoshi Holdings	328	14,162
McDonald's Holdings Japan *	375	8,883
Nagoya Railroad	3,023	12,574
Nankai Electric Railway	2,114	10,861
Nippon Television Holdings	280	4,887
Nishimatsu	442	1,769
Nishi-Nippon Railroad	1,948	10,138
Nitori Holdings	161	12,661
Odakyu Electric Railway	109	1,073
Oriental Land	84	5,139
Park24	324	6,830
Pilot	37	1,579
Rakuten *	126	1,762
Resorttrust	140	3,620
Ryohin Keikaku	36	7,288
Sankyo	304	11,790
Seibu Holdings	77	1,570
Seven & i Holdings	26	1,187
Shimachu	354	7,791
Shimamura	46	5,211
Shochiku	483	4,283
Sotetsu Holdings	981	5,617
Start Today	56	1,891
Sugi Holdings	89	4,359
Sundrug	153	8,140
Takashimaya	372	3,351
Tobu Railway	302	1,469
Toho	124	3,247
Tokyo Broadcasting System Holdings	337	5,051
Tokyu	140	1,143
Tsuruha Holdings	152	12,117
TV Asahi Holdings	222	3,731
UNY Group Holdings	1,756	9,779
USS	319	5,686
Valor	67	1,576
Welcia Holdings	36	1,787

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2015

Global X Scientific Beta Japan ETF‡

	Shares	Value
COMMON STOCK — continued
Consumer Services — continued
West Japan Railway	65	$4,595
Yamada Denki	1,495	6,777
		407,458
Financials — 10.8%
77 Bank	949	5,285
Acom *	475	2,622
AEON Financial Service	128	3,230
Aeon Mall	100	1,685
Aozora Bank	3,693	13,558
Awa Bank	1,200	6,692
Bank of Kyoto	287	2,928
Bank of Yokohama	1,032	6,493
Chiba Bank	600	4,415
Chugoku Bank	456	6,518
Credit Saison	121	2,508
Dai-ichi Life Insurance	191	3,348
Daishi Bank	1,400	6,369
Daito Trust Construction	20	2,178
Daiwa Securities Group	239	1,648
Fukuoka Financial Group	1,111	5,901
Gunma Bank	466	2,954
Hachijuni Bank	430	2,958
Hiroshima Bank	548	3,074
Hitachi Capital	240	6,950
Hokuhoku Financial Group	1,830	4,094
Hyakugo Bank	942	4,855
Hyakujushi Bank	1,146	4,340
Iida Group Holdings	158	2,988
Invincible Investment	3	1,787
Iyo Bank	362	3,927
Jafco *	100	3,857
Japan Exchange Group	80	1,302
Joyo Bank	800	4,190
Juroku Bank	1,216	5,462
Keiyo Bank	1,067	5,402
Leopalace21 *	1,314	7,055
Matsui Securities *	129	1,147
Mitsubishi UFJ Financial Group	618	4,049
Mitsubishi UFJ Lease & Finance	715	3,785
Mizuho Financial Group	2,436	5,053
MS&AD Insurance Group Holdings	105	3,125
Musashino Bank	100	3,837
Nishi-Nippon City Bank	2,136	6,301
Nomura Holdings	279	1,770

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2015

Global X Scientific Beta Japan ETF‡

	Shares	Value
COMMON STOCK — continued
Financials — continued
Nomura Real Estate Holdings	315	$6,784
North Pacific Bank	958	3,707
NTT Urban Development	244	2,441
Ogaki Kyoritsu Bank	2,014	7,894
Okasan Securities Group *	427	2,534
Orient *	1,730	3,484
ORIX	123	1,816
Resona Holdings	1,200	6,400
San-In Godo Bank	848	7,891
SBI Holdings	432	4,944
Senshu Ikeda Holdings	1,504	6,518
Seven Bank	1,657	7,607
Shiga Bank	1,000	5,378
Shinsei Bank	1,721	3,637
Shizuoka Bank	408	4,132
Sompo Japan Nipponkoa Holdings	88	2,792
Sony Financial Holdings	93	1,683
Sumitomo Mitsui Financial Group	47	1,893
Sumitomo Mitsui Trust Holdings	460	1,783
Suruga Bank	180	3,577
T&D Holdings	206	2,735
Tokai Tokyo Financial Holdings	163	1,001
Tokio Marine Holdings	109	4,237
Tokyo Tatemono	165	2,063
Tokyu Fudosan Holdings	200	1,417
Yamaguchi Financial Group	351	4,348
		272,336
Health Care — 9.1%
Alfresa Holdings	479	9,261
Asahi Intecc	90	3,505
Astellas Pharma	328	4,797
Chugai Pharmaceutical	115	3,726
Daiichi Sankyo	372	7,351
Eisai	95	5,989
Hisamitsu Pharmaceutical	33	1,288
Kaken Pharmaceutical	187	13,017
Kissei Pharmaceutical	369	9,556
Kobayashi Pharmaceutical	75	5,855
KYORIN Holdings	607	10,276
Kyowa Hakko Kirin	720	11,945
Medipal Holdings	280	4,928
Miraca Holdings	103	4,618
Mitsubishi Tanabe Pharma	930	15,844
Nihon Kohden	360	7,062

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2015

Global X Scientific Beta Japan ETF‡

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Nihon M&A Center	43	$1,785
Nippon Shinyaku	179	7,046
Nipro	596	6,727
Olympus	50	1,701
Ono Pharmaceutical	32	4,423
Otsuka Holdings	492	16,487
Rohto Pharmaceutical	331	5,497
Santen Pharmaceutical	535	7,320
Sawai Pharmaceutical	135	8,692
Shionogi	72	2,978
Sumitomo Dainippon Pharma	481	5,353
Suzuken	170	6,558
Sysmex	27	1,559
Taisho Pharmaceutical Holdings	99	6,219
Takeda Pharmaceutical	105	5,160
Terumo	113	3,380
Toho Holdings	362	8,078
Topcon	152	2,217
Tsumura	313	7,589
		227,787
Industrials — 18.4%
Aica Kogyo	226	4,515
Alps Electric	103	3,235
Amada Holdings	204	1,831
Asahi Glass	1,316	7,602
Azbil	160	4,070
Century Tokyo Leasing	100	3,427
Chiyoda	782	5,981
COMSYS Holdings	372	4,892
Daifuku	157	2,346
Daikin Industries	20	1,299
Disco	86	7,918
DMG Mori	180	2,595
Ebara	1,241	5,420
FANUC	12	2,143
Fuji Electric	400	1,800
Fujikura	1,126	5,832
Furukawa Electric	4,631	8,519
Glory	178	4,536
GS Yuasa	2,300	8,805
Hamamatsu Photonics	48	1,233
Haseko	279	2,869
Hazama Ando	154	915
Hirose Electric	16	1,957

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2015

Global X Scientific Beta Japan ETF‡

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Hitachi	353	$2,056
Hitachi Construction Machinery	195	3,041
Horiba	100	3,969
Hoshizaki Electric	80	5,840
Hoya	62	2,584
Ibiden	344	4,783
IHI	280	798
Isuzu Motors	152	1,791
ITOCHU	488	6,163
Japan Airport Terminal	40	2,188
Japan Aviation Electronics Industry	183	3,286
Japan Display *	588	1,861
Japan Steel Works	1,193	4,469
Kajima	1,872	10,813
Kamigumi	800	6,934
Kanamoto	62	1,260
Kawasaki Heavy Industries	328	1,329
Kawasaki Kisen Kaisha	3,209	7,260
Keyence	2	1,054
Kinden	796	10,402
Komatsu	104	1,725
Kubota *	128	2,006
Kumagai Gumi	300	905
Kurita Water Industries	131	2,978
Kyocera	80	3,648
Lintec	487	11,506
LIXIL Group	198	4,268
Mabuchi Motor	75	3,754
Maeda Road Construction	382	7,012
Marubeni	1,557	9,063
Minebea	254	2,833
MISUMI Group	300	3,950
Mitsubishi	472	8,654
Mitsubishi Electric	127	1,337
Mitsubishi Logistics	240	3,472
Mitsubishi Materials	1,481	5,204
Mitsui	740	9,447
Mitsui Engineering & Shipbuilding	2,904	4,500
Mitsui OSK Lines	658	1,772
Miura	761	9,151
Monotaro	70	1,818
Murata Manufacturing	12	1,726
Nabtesco	237	4,796
Nachi-Fujikoshi	327	1,480

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2015

Global X Scientific Beta Japan ETF‡

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Nidec	91	$6,917
Nippon Electric Glass	1,576	7,797
Nippon Express	1,195	6,209
Nippon Konpo Unyu Soko	286	5,567
Nippon Yusen	1,400	3,689
NTN	800	4,024
Obayashi	1,051	9,267
OKUMA	200	1,619
Omron	28	936
OSG	168	3,189
Panasonic	99	1,177
Penta-Ocean Construction	355	1,624
Recruit Holdings	25	808
Rengo	1,359	6,498
Sankyu	1,839	10,439
Sanwa Holdings	702	5,701
Secom	46	3,094
Seino Holdings	268	3,207
Shimadzu	163	2,560
Shimizu	722	6,360
SHO-BOND Holdings	73	2,913
SMC	9	2,337
Sohgo Security Services	146	7,102
Sojitz	4,563	10,134
Sumitomo	500	5,513
Sumitomo Heavy Industries	1,364	6,217
Sumitomo Osaka Cement	3,547	13,756
Tadano	152	1,831
Taiheiyo Cement	827	2,741
Taisei	451	2,952
Taiyo Yuden	339	4,818
TDK	83	5,344
Temp Holdings	141	2,121
Toppan Printing	432	3,902
Toshiba *	1,614	4,589
TOTO	69	2,361
Toyo Seikan Group Holdings	185	3,606
Toyota Tsusho	120	2,768
Tsubakimoto Chain	629	4,644
Ushio	346	4,797
Yamato Holdings	74	1,466
		469,220
Oil & Gas — 1.5%
Idemitsu Kosan	620	10,219

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2015

Global X Scientific Beta Japan ETF‡

	Shares	Value
COMMON STOCK — continued
Oil & Gas — continued
Inpex	825	$7,900
Japan Petroleum Exploration	307	9,260
JX Holdings	2,057	8,114
TonenGeneral Sekiyu	303	3,161
		38,654
Real Estate Investment Trusts — 5.9%
Activia Properties	2	8,519
Advance Residence Investment	3	6,426
Daiwa House Residential Investment	4	8,128
Daiwa Office Investment	2	10,259
Frontier Real Estate Investment	1	4,060
GLP J-Reit	4	3,991
Industrial & Infrastructure Fund Investment	1	4,541
Japan Excellent	13	14,295
Japan Hotel Investment	19	13,241
Japan Logistics Fund	4	7,504
Japan Prime Realty Investment	1	3,269
Japan Real Estate Investment	1	4,641
Japan Retail Fund Investment	1	1,944
Kenedix Office Investment, Cl A	1	4,599
Mori Hills Investment, Cl A	10	12,430
Mori Trust Sogo	3	5,330
Nippon Accommodations Fund	6	20,759
Nippon Building Fund	1	4,765
Nippon Prologis	2	3,535
Orix	4	5,403
United Urban Investment	1	1,393
		149,032
Technology — 6.0%
Advantest	161	1,295
Canon	54	1,629
FUJIFILM Holdings	132	5,307
Hitachi High-Technologies	415	11,264
IT Holdings	781	19,449
Itochu Techno-Solutions	368	8,112
Konica Minolta	309	3,203
Mixi *	73	2,807
NEC	2,966	9,217
Nomura Research Institute	132	5,436
NTT Data	101	5,064
Obic	200	10,640
Oki Electric Industry	779	1,323
Oracle Japan *	129	5,901
Otsuka	134	6,518

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2015

Global X Scientific Beta Japan ETF‡

	Shares	Value
COMMON STOCK — continued
Technology — continued
Renesas Electronics *	265	$1,717
Ricoh	288	3,124
Rohm	73	3,648
SCREEN Holdings	800	4,773
SCSK	272	10,492
Square Enix Holdings	259	7,040
Sumco	461	4,691
Tokyo Ohka Kogyo	423	13,635
Trend Micro *	60	2,354
		148,639
Telecommunications — 0.9%
Hikari Tsushin	48	3,679
KDDI	80	1,953
Nippon Telegraph & Telephone	339	12,602
NTT DOCOMO	242	4,728
		22,962
Utilities — 3.0%
Chubu Electric Power	197	3,052
Chugoku Electric Power *	200	3,040
Electric Power Development	393	13,043
Hokkaido Electric Power *	516	5,546
Hokuriku Electric Power	438	6,576
Iwatani	850	4,740
Kansai Electric Power *	464	5,991
Kyushu Electric Power *	491	5,973
Osaka Gas	1,267	5,021
Shikoku Electric Power *	193	3,301
Toho Gas	1,584	9,766
Tohoku Electric Power	438	6,199
Tokyo Electric Power *	590	4,053
Tokyo Gas	264	1,316
		77,617
TOTAL COMMON STOCK
(Cost $2,516,728)		2,514,970
TOTAL INVESTMENTS — 99.9%
(Cost $2,516,728)		$2,514,970

Percentages are based on Net Assets of $2,518,541.

*	Non-income producing security.
‡	Fund commenced operations on May 12, 2015.

Cl — Class

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2015

Global X Scientific Beta Japan ETF‡

As of October 31, 2015, all of the Fund’s investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended October 31, 2015, there have been no transfers between Level 1, Level 2 or Level 3 investments.

As of October 31, 2015, there were no Level 2 or 3 investments.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2015

Global X Scientific Beta Asia ex-Japan ETF‡

Sector Weightings (unaudited)†:

† Sector weightings percentages are based on the total market value of investments.

	Shares	Value
COMMON STOCK — 99.7%
AUSTRALIA— 29.8%
Basic Materials — 3.0%
Alumina	5,750	$4,451
BHP Billiton	80	1,314
BlueScope Steel	1,108	3,526
Evolution Mining	7,540	7,558
Fortescue Metals Group	1,640	2,445
Incitec Pivot	2,670	7,524
Independence Group	930	1,838
Mineral Resources	600	1,832
Newcrest Mining *	500	4,391
Northern Star Resources	3,283	6,465
Nufarm	1,170	6,987
OZ Minerals	550	1,711
Regis Resources	490	727
Rio Tinto	50	1,807
Sandfire Resources	250	1,131
Syrah Resources *	270	607
Washington H Soul Pattinson	616	7,076
Western Areas	580	989
Whitehaven Coal *	7,530	5,479
		67,858
Consumer Goods — 2.0%
Asaleo Care	1,560	1,959
Bega Cheese	430	1,779

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2015

Global X Scientific Beta Asia ex-Japan ETF‡

	Shares	Value
COMMON STOCK — continued
Consumer Goods — continued
Blackmores	84	$10,048
Breville Group	630	2,953
Burson Group	820	2,094
Coca-Cola Amatil	470	3,055
GrainCorp, Cl A	940	6,070
GUD Holdings	650	3,728
Pacific Brands *	1,140	586
Select Harvests	651	4,719
Tassal Group	190	573
Treasury Wine Estates	944	4,768
		42,332
Consumer Services — 5.4%
Amalgamated Holdings	840	8,390
AP Eagers	850	6,471
APN News & Media *	7,950	2,921
ARB	120	1,266
Aristocrat Leisure	678	4,508
Australian Pharmaceutical Industries	6,910	9,762
Automotive Holdings Group	380	1,152
Corporate Travel Management	360	2,895
Domino's Pizza Enterprises	100	3,335
Echo Entertainment Group	2,030	7,401
Fairfax Media	4,900	3,304
G8 Education	457	978
Greencross	200	893
Harvey Norman Holdings	1,310	3,720
InvoCare	620	4,915
Mantra Group	790	2,328
Metcash	3,430	2,912
Myer Holdings	2,964	2,030
Navitas	1,057	3,167
Nine Entertainment Holdings	2,653	2,934
Qantas Airways *	657	1,852
Retail Food Group	1,230	4,063
Seven Group Holdings	720	2,594
Seven West Media	4,692	2,260
Sigma Pharmaceuticals	5,310	3,182
Southern Cross Media Group	6,944	4,855
Super Retail Group	190	1,309
TABCORP Holdings	2,046	6,890
Tatts Group	2,921	8,253
Village Roadshow	100	537
Wesfarmers	126	3,543

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2015

Global X Scientific Beta Asia ex-Japan ETF‡

	Shares	Value
COMMON STOCK — continued
Consumer Services — continued
Woolworths	100	$1,720
		116,340
Financials — 5.3%
Abacus Property Group	4,398	10,261
AMP	370	1,513
Ardent Leisure Group	5,470	10,889
ASX	60	1,765
Australia & New Zealand Banking Group	70	1,359
Aveo Group	2,665	5,856
Bank of Queensland	350	3,264
Bendigo and Adelaide Bank	380	2,901
BT Investment Management	530	4,313
Challenger	460	2,700
Charter Hall Retail	3,058	9,252
Commonwealth Bank of Australia	30	1,642
Cover-More Group	500	813
Cromwell Property Group	8,378	6,007
FlexiGroup	450	982
Genworth Mortgage Insurance Australia	1,020	1,965
Insurance Australia Group	429	1,717
IOOF Holdings	547	3,645
Lend Lease Group	430	3,988
Macquarie Group	60	3,669
Magellan Financial Group	160	2,572
McMillan Shakespeare	740	6,637
National Australia Bank	145	3,119
Perpetual	50	1,602
Platinum Asset Management	671	3,543
Premier Investments	440	4,298
QBE Insurance Group	592	5,595
Steadfast Group	980	1,049
Stockland	1,100	3,178
Suncorp Group	350	3,274
Veda Group	1,170	2,187
Westpac Banking	70	1,567
		117,122
Health Care — 3.5%
Ansell	560	8,038
Cochlear	180	11,423
CSL	112	7,495
Estia Health	430	2,282
Healthscope	1,380	2,658
Japara Healthcare	1,080	2,389
Mayne Pharma Group *	5,160	3,773

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2015

Global X Scientific Beta Asia ex-Japan ETF‡

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Mesoblast (B)(C) *	410	$997
nib holdings	1,975	5,087
Primary Health Care	2,527	6,689
Ramsay Health Care	156	6,902
Regis Healthcare	550	2,296
Sirtex Medical	250	6,787
Sonic Healthcare	680	9,354
		76,170
Industrials — 4.5%
Adelaide Brighton	500	1,495
Amcor	1,040	10,128
Asciano	1,230	7,196
Aurizon Holdings	1,380	5,090
Boral	737	2,834
Brambles	660	4,888
Brickworks	726	7,526
Computershare	580	4,473
CSR	2,438	4,818
Downer EDI	500	1,266
DuluxGroup	1,300	5,472
GWA Group *	1,330	2,353
IPH	510	2,674
Macquarie Atlas Roads Group	480	1,397
Monadelphous Group	240	1,185
Orora	2,450	4,090
Pact Group Holdings	1,010	3,697
Qube Holdings	1,460	2,385
SAI Global	350	1,096
Slater & Gordon	503	994
Spotless Group Holdings	1,680	2,577
Sydney Airport	1,000	4,602
Transfield Services *	6,136	4,400
Transpacific Industries Group	10,850	5,263
Transurban Group	640	4,767
		96,666
Oil & Gas — 1.1%
APA Group	610	4,004
Beach Energy	6,330	2,890
Caltex Australia	190	4,284
Liquefied Natural Gas *	1,020	1,088
Oil Search	670	3,752
Santos	400	1,667
Woodside Petroleum	140	2,958

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2015

Global X Scientific Beta Asia ex-Japan ETF‡

	Shares	Value
COMMON STOCK — continued
Oil & Gas — continued
WorleyParsons	330	$1,535
		22,178
Real Estate Investment Trusts — 2.8%
ALE Property Group	3,958	11,014
BWP Trust	2,730	6,272
Dexus Property Group	290	1,601
Federation Centres (B)	2,960	6,145
Goodman Group	1,120	4,850
GPT Group	1,150	3,914
Growthpoint Properties Australia	3,390	7,449
Investa Office Fund	2,004	5,776
Mirvac Group	1,160	1,494
Scentre Group	920	2,717
Shopping Centres Australasia Property Group	2,130	3,130
Westfield *	400	2,925
		57,287
Technology — 0.5%
IRESS	570	3,819
iSentia Group	760	2,239
Recall Holdings	470	2,569
Technology One	1,160	3,186
		11,813
Telecommunications — 0.5%
M2 Group	620	4,379
Telstra	923	3,556
TPG Telecom	330	2,604
Vocus Communications	130	604
		11,143
Utilities — 1.2%
AGL Energy	520	6,207
AusNet Services	6,260	6,454
DUET Group	1,419	2,389
Origin Energy	217	851
Spark Infrastructure Group	6,630	9,838
		25,739
TOTAL AUSTRALIA		644,648
CHINA— 0.6%
Consumer Goods — 0.6%
Pacific Textiles Holdings	8,510	12,166
HONG KONG— 29.9%
Basic Materials — 0.3%
G-Resources Group	283,264	6,360

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2015

Global X Scientific Beta Asia ex-Japan ETF‡

	Shares	Value
COMMON STOCK — continued
Consumer Goods — 4.8%
China Smarter Energy Group Holdings *	27,540	$2,345
China Strategic Holdings *	98,419	3,098
First Pacific	4,440	3,042
Global Brands Group Holding *	5,750	1,195
Man Wah Holdings	6,480	7,425
Samsonite International	1,686	4,993
Shenzhou International Group Holdings	1,150	5,676
Sincere Watch Hong Kong *	15,770	1,669
Stella International Holdings	5,640	13,957
Techtronic Industries	1,349	4,952
Texwinca Holdings	8,340	8,125
Uni-President China Holdings	8,710	7,159
Vitasoy International Holdings	10,170	16,954
Yue Yuen Industrial Holdings	7,110	26,008
		106,598
Consumer Services — 6.0%
Cafe de Coral Holdings	4,210	14,259
Cathay Pacific Airways	5,250	10,459
Chow Sang Sang Holdings International	2,251	4,392
Esprit Holdings	6,374	7,179
Giordano International	2,160	1,165
Great Eagle Holdings	1,736	5,723
Hongkong & Shanghai Hotels	9,213	10,485
Lifestyle International Holdings	3,890	5,632
L'Occitane International	1,720	3,471
Luk Fook Holdings International	1,310	3,389
Melco International Development	777	1,209
Miramar Hotel & Investment	6,856	11,536
MTR	2,770	12,581
NagaCorp	3,120	2,214
Sa Sa International Holdings	2,580	829
Shangri-La Asia	5,830	5,356
Shun Tak Holdings *	18,670	7,468
Television Broadcasts	1,082	3,951
Transport International Holdings	6,701	18,114
		129,412
Financials — 7.1%
AIA Group	590	3,471
Bank of East Asia	1,730	6,486
China Innovative Finance Group *	22,700	2,226
Chinese Estates Holdings	2,744	6,394
CK Hutchison Holdings	110	1,512
Dah Sing Banking Group	2,231	4,243
Dah Sing Financial Holdings	750	4,214

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2015

Global X Scientific Beta Asia ex-Japan ETF‡

	Shares	Value
COMMON STOCK — continued
Financials — continued
Far East Consortium International	21,030	$7,679
Goldin Properties *	680	586
Good Fellow Resources Holdings *	7,210	1,768
Guoco Group	1,500	17,225
Haitong International Securities Group	2,430	1,351
Hang Lung Group	970	3,523
Hang Lung Properties	1,600	3,927
Hang Seng Bank	331	6,090
Henderson Land Development	803	5,144
HKR International	22,018	9,830
Hong Kong Exchanges and Clearing	50	1,315
Hopewell Holdings	3,160	11,437
Hysan Development	971	4,316
Kerry Properties	1,474	4,374
Kowloon Development	9,920	11,239
New World Development	2,560	2,745
Sino Land	2,070	3,210
Sun Hung Kai	14,680	9,907
Sun Hung Kai Properties	480	6,435
Swire Properties	1,860	5,604
Value Partners Group	1,070	1,142
Wharf Holdings	520	3,110
Wheelock	650	3,040
		153,543
Health Care — 0.0%
China Traditional Chinese Medicine *	1,000	759
Industrials — 3.8%
Hanison Construction	5,245	968
Hopewell Highway Infrastructure	23,500	10,825
Johnson Electric Holdings	5,689	20,884
Kerry Logistics Network	1,370	2,043
NWS Holdings	10,501	15,853
Orient Overseas International	1,891	9,040
Pacific Basin Shipping	10,520	3,122
SITC International Holdings	13,000	6,693
Summit Ascent Holdings *	2,630	1,317
Swire Pacific, Cl A	758	8,802
		79,547
Oil & Gas — 0.8%
Brightoil Petroleum Holdings *	7,700	2,752
China LNG Group *	118,450	4,967
Hanergy Thin Film Power Group (B) (C) *	29,000	3,658
United Energy Group *	29,170	3,952
		15,329

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2015

Global X Scientific Beta Asia ex-Japan ETF‡

	Shares	Value
COMMON STOCK — continued
Real Estate Investment Trusts — 2.6%
Champion	21,450	$11,237
Link	2,070	12,406
Prosperity	35,210	12,948
Sunlight	20,290	10,289
Yuexiu	22,000	11,639
		58,519
Technology — 0.7%
BYD Electronic International *	3,550	2,332
FIH Mobile	9,410	4,505
Suncorp Technologies *	51,699	1,434
VTech Holdings	594	7,216
		15,487
Telecommunications — 1.8%
Huanxi Media Group *	3,320	1,371
Hutchison Telecommunications Hong Kong Holdings	31,132	11,529
PCCW	30,600	16,583
SmarTone Telecommunications Holdings	4,821	8,584
		38,067
Utilities — 2.0%
Cheung Kong Infrastructure Holdings	1,950	18,154
CLP Holdings	784	6,828
HK Electric Investments & HK Electric Investments (A)	3,995	3,067
Hong Kong & China Gas	2,350	4,773
Power Assets Holdings	1,100	10,979
		43,801
TOTAL HONG KONG		647,422
NEW ZEALAND— 12.4%
Basic Materials — 0.3%
Nuplex Industries	2,620	7,552
Consumer Services — 0.8%
Air New Zealand	3,170	6,241
SKY Network Television	1,030	3,164
SKYCITY Entertainment Group	1,176	3,191
Summerset Group Holdings	760	2,021
Trade Me Group	1,342	3,323
		17,940
Health Care — 1.9%
Ebos Group	1,298	11,988
Fisher & Paykel Healthcare	3,000	15,792
Metlifecare	2,550	7,695
Ryman Healthcare	1,000	5,338
		40,813

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2015

Global X Scientific Beta Asia ex-Japan ETF‡

	Shares	Value
COMMON STOCK — continued
Industrials — 3.1%
Auckland International Airport	6,403	$22,788
Fletcher Building	1,083	5,466
Freightways	1,240	4,942
Infratil	8,669	18,212
Mainfreight	470	4,929
Port of Tauranga	740	9,012
		65,349
Oil & Gas — 0.1%
Z Energy	680	3,083
Real Estate Investment Trusts — 3.0%
Argosy Property	23,130	17,605
Goodman Property Trust	11,810	9,629
Kiwi Property Group	11,110	10,223
Precinct Properties New Zealand	17,259	14,246
Property for Industry	12,580	13,108
		64,811
Technology — 0.1%
Xero *	210	2,272
Telecommunications — 0.9%
Chorus *	5,766	11,099
Spark New Zealand	3,749	8,523
		19,622
Utilities — 2.2%
Contact Energy	3,530	12,396
Genesis Energy	2,800	3,533
Meridian Energy	1,830	2,749
Mighty River Power	6,616	12,534
Vector	7,050	15,741
		46,953
TOTAL NEW ZEALAND		268,395
SINGAPORE— 26.8%
Consumer Goods — 1.7%
First Resources	1,310	1,759
Golden Agri-Resources	27,200	7,574
Olam International	3,890	5,555
Sinarmas Land	16,590	5,686
Thai Beverage	6,834	3,294
Wilmar International	4,690	10,482
		34,350
Consumer Services — 3.1%
Accordia Golf Trust	6,420	2,934
Asian Pay Television Trust	29,990	16,917

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2015

Global X Scientific Beta Asia ex-Japan ETF‡

	Shares	Value
COMMON STOCK — continued
Consumer Services — continued
ComfortDelGro	3,700	$8,031
Dairy Farm International Holdings	850	5,602
Genting Singapore	5,520	3,212
Mandarin Oriental International	5,978	9,147
OUE	5,279	6,747
Singapore Airlines	1,000	7,712
Singapore Press Holdings	1,150	3,276
SMRT	4,070	4,243
		67,821
Financials — 6.2%
ARA Asset Management	4,670	4,702
Ascendas India Trust	18,092	11,302
CapitaLand	1,400	3,099
City Developments	670	3,799
DBS Group Holdings	550	6,782
Frasers Centrepoint Trust	2,550	2,968
Global Logistic Properties	2,010	3,215
Great Eastern Holdings	600	9,147
GuocoLand	5,850	7,769
Hong Leong Finance	6,353	10,796
Hongkong Land Holdings	1,259	9,455
Keppel	3,900	2,910
Mapletree Industrial Trust	12,762	13,897
Mapletree Logistics Trust	15,520	11,303
Oversea-Chinese Banking	673	4,339
Religare Health Trust	10,970	7,794
Singapore Exchange	820	4,321
United Overseas Bank	420	6,097
UOL Group	910	4,262
Wing Tai Holdings	2,666	3,322
Yanlord Land Group	3,400	2,537
		133,816
Health Care — 1.3%
Biosensors International Group (B) *	13,125	6,373
Haw Par	2,560	15,336
Raffles Medical Group	2,250	6,908
		28,617
Industrials — 3.7%
Jardine Matheson Holdings	144	7,861
Jardine Strategic Holdings	130	3,922
Neptune Orient Lines *	12,270	8,717
Noble Group	4,153	1,498
SATS	1,930	5,223

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2015

Global X Scientific Beta Asia ex-Japan ETF‡

	Shares	Value
COMMON STOCK — continued
Industrials — continued
SIA Engineering	2,410	$6,866
Singapore Post	9,130	12,354
Singapore Technologies Engineering	980	2,316
United Engineers	4,920	6,991
Venture	2,236	13,204
Yangzijiang Shipbuilding Holdings	8,790	7,846
		76,798
Oil & Gas — 0.9%
Ezion Holdings	6,090	3,044
Keppel	570	2,882
Sembcorp Industries	5,400	13,803
Sembcorp Marine	1,390	2,322
		22,051
Real Estate Investment Trusts — 8.3%
AIMS AMP Capital Industrial	7,210	7,207
Ascendas	3,600	6,144
Ascott Residence Trust	8,533	7,372
Cache Logistics Trust	9,973	7,157
Cambridge Industrial Trust	17,232	7,506
CapitaLand Commercial Trust	4,270	4,299
CapitaLand Mall Trust	3,160	4,468
CapitaLand Retail China Trust	6,476	7,029
First	7,120	6,304
Fortune	16,000	16,556
Frasers Centrepoint Trust	6,580	9,185
Frasers Commercial Trust	9,850	9,635
Keppel	6,000	4,134
Lippo Malls Indonesia Retail Trust	33,129	7,570
Mapletree Commercial Trust	7,830	7,659
Mapletree Greater China Commercial Trust	9,660	6,863
OUE Hospitality Trust	23,104	13,445
Parkway Life	5,060	8,346
Sabana Shari'ah Compliant Industrial	15,810	8,580
Soilbuild Business Space	20,740	11,847
SPH	17,690	11,873
Starhill Global	13,080	7,565
Suntec	3,170	3,735
		184,479
Technology — 0.2%
Silverlake Axis	7,903	3,245
Telecommunications — 0.7%
M1	3,490	7,077
Singapore Telecommunications	1,450	4,121

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2015

Global X Scientific Beta Asia ex-Japan ETF‡

	Shares/Number of Rights	Value
COMMON STOCK — continued
Telecommunications — continued
StarHub	1,690	$4,344
		15,542
Utilities — 0.7%
Keppel Infrastructure Trust	24,199	8,985
SIIC Environment Holdings *	6,564	3,984
		12,969
TOTAL SINGAPORE		579,688
UNITED STATES— 0.2%
Industrials — 0.2%
Sims Metal Management	650	4,563
TOTAL COMMON STOCK
(Cost $2,439,633)		2,156,882

RIGHTS — 0.0%
Australia — 0.0%
Flexigroup* (B) (C)	101	62
Westpac Banking*	3	10
TOTAL RIGHTS
(Cost $–)		72
TOTAL INVESTMENTS — 99.7%
(Cost $2,439,633)		$2,156,954

Percentages are based on Net Assets of $2,162,791.

*	Non-income producing security.
‡	Fund commenced operations on May 12, 2015.
(A)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." These securities have been determined to be liquid under guidelines established by the Board of Trustees.
(B)	Security is fair valued using methods determined in good faith by the Fair Value Committee of the Fund. The total value of such securities as of October 31, 2015, was $17,235 and represents 0.8% of Net Assets.
(C)	Securities considered illiquid. The total value of such securities as of October 31, 2015, was $4,717 and represented 0.2% of Net Assets.

Cl — Class

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2015

Global X Scientific Beta Asia ex-Japan ETF‡

The following is a summary of the inputs used as of October 31, 2015, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3(a)	Total
Common Stock
Australia	$637,506	$6,145	$997	$644,648
China	12,166	—	—	12,166
Hong Kong	643,764	—	3,658	647,422
New Zealand	268,395	—	—	268,395
Singapore	573,315	6,373	—	579,688
United States	4,563	—	—	4,563
Rights	10	62	—	72
Total Investments in Securities	$2,139,719	$12,580	$4,655	$2,156,954

(a) A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

For the period ended October 31, 2015, there have been no transfers between Level 1, Level 2 or Level 3 investments.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2015

Global X YieldCo Index ETF‡

Sector Weightings (unaudited)†:

† Sector weightings percentages are based on the total market value of investments.

	Shares	Value
COMMON STOCK — 86.0%
CANADA— 28.1%
Utilities — 28.1%
Brookfield Renewable Energy Partners	14,432	$380,715
Capstone Infrastructure	19,141	46,816
Innergex Renewable Energy	20,173	163,129
Northland Power	14,070	181,743
TransAlta Renewables	20,603	159,048
		931,451
TOTAL CANADA		931,451
GUERNSEY— 5.1%
Financials — 5.1%
Renewables Infrastructure Group	109,170	169,024
SPAIN— 4.9%
Utilities — 4.9%
Saeta Yield	16,231	161,546
UNITED STATES— 47.9%
Financials — 7.5%
NRG Yield, Cl A	18,243	250,476
Oil & Gas — 9.9%
8Point3 Energy Partners	11,200	150,752
Pattern Energy Group, Cl A	7,548	176,548
		327,300
Real Estate Investment Trusts — 3.5%
Hannon Armstrong Sustainable Infrastructure Capital	6,421	115,642
Utilities — 27.0%
Abengoa Yield	11,335	210,038
NextEra Energy Partners	10,518	276,203
Terraform Global *	16,700	127,421
TerraForm Power, Cl A	15,668	285,941
		899,603

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2015

Global X YieldCo Index ETF‡

	Face Amount/ Shares	Value
COMMON STOCK — continued
TOTAL UNITED STATES		$1,593,021
TOTAL COMMON STOCK
(Cost $3,737,631)		2,855,042

U.S. TREASURY OBLIGATIONS — 15.1%
U.S. Treasury Bills
0.000%, 11/12/15(A)	$500,000	499,999

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $500,001)		499,999

EXCHANGE TRADED FUNDS — 13.9%
Bluefield Solar Income Fund	55,200	89,514
Foresight Solar Fund	55,920	86,795
Greencoat UK Wind	91,730	158,313
John Laing Environmental Assets Group	31,600	52,219
NextEnergy Solar Fund	47,700	75,510
TOTAL EXCHANGE TRADED FUNDS
(Cost $467,203)		462,351

TOTAL INVESTMENTS — 115.0%
(Cost $4,704,835)		$3,817,392

Percentages are based on Net Assets of $3,319,309.

*	Non-income producing security.
‡	Fund commenced operations on May 27, 2015.
(A)	The rate reported on the Schedule of Investments is the effective yield at time of purchase.

Cl — Class

The following is a summary of the inputs used as of October 31, 2015, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$2,855,042	$—	$—	$2,855,042
U.S. Treasury Obligations	—	499,999	—	499,999
Exchange Traded Funds	462,351	—	—	462,351
Total Investments in Securities	$3,317,393	$499,999	$—	$3,817,392

For the period ended October 31, 2015, there have been no transfers between Level 1, Level 2 or Level 3 investments.

As of October 31, 2015, there were no Level 3 investments.

The accompanying notes are an integral part of the financial statements.

Statements of Assets and Liabilities
October 31, 2015

	Global X SuperDividend® ETF	Global X SuperDividend® U.S. ETF	Global X SuperDividend® Emerging Markets ETF	Global X SuperDividend® REIT ETF
Assets:
Cost of Investments	$961,192,303	$295,459,396	$3,892,560	$4,293,419
Cost of Repurchase Agreement	46,835,301	10,708,555	—	—
Cost of Foreign Currency	—	—	1,928	995
Investments, at Value	$877,910,563 *	$274,500,754 *	$3,423,068	$3,930,760
Repurchase Agreement, at Value	46,835,301	10,708,555	—	—
Foreign Currency, at Value	—	—	1,918	503
Cash	—	—	—	13,134
Dividend and Interest Receivable	2,851,872	586,790	14,180	10,612
Receivable for Fund Shares Sold	—	—	—	22,845
Due from Broker	—	750	—	—
Reclaim Receivable	338,238	14,812	—	326
Total Assets	927,935,974	285,811,661	3,439,166	3,978,180
Liabilities:
Obligation to Return Securities Lending Collateral	46,835,301	10,708,555	—	—
Payable due to Investment Adviser	433,042	104,481	1,914	1,527
Unrealized Depreciation on Spot Contracts	1,621	—	—	3
Payable for Investment Securities Purchased	—	—	—	22,845
Cash Overdraft	8	—	4,201	—
Total Liabilities	47,269,972	10,813,036	6,115	24,375
Net Assets	$880,666,002	$274,998,625	$3,433,051	$3,953,805
Net Assets Consist of:
Paid-in Capital	$1,020,171,190	$310,874,721	$3,884,738	$4,303,098
Undistributed (Distributions in Excess of) Net Investment Income	(5,638,231)	—	26,374	18,276
Accumulated Net Realized Gain (Loss) on Investments and Foreign Currency Transactions	(50,555,231)	(14,917,454)	(7,921)	(4,923)
Net Unrealized Appreciation (Depreciation) on Investments	(83,281,740)	(20,958,642)	(469,492)	(362,659)
Net Unrealized Appreciation (Depreciation) on Foreign Currency Translations	(29,986)	—	(648)	13
Net Assets	$880,666,002	$274,998,625	$3,433,051	$3,953,805
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	42,650,000	10,900,000	250,000	300,000
Net Asset Value, Offering and Redemption Price Per Share	$20.65	$25.23	$13.73	$13.18
*Includes Market Value of Securities on Loan	$44,921,955	$10,251,104	$—	$—

The accompanying notes are an integral part of the financial statements.

Statements of Assets and Liabilities
October 31, 2015

	Global X SuperIncome™ Preferred ETF	Global X Social Media Index ETF	Global X | JPMorgan Efficiente Index ETF	Global X | JPMorgan US Sector Rotator Index ETF
Assets:
Cost of Investments	$253,387,949	$92,262,705	$8,281,553	$13,950,666
Cost of Repurchase Agreement	5,029,200	3,529,751	—	—
Investments, at Value	$236,582,932 *	$77,501,419 *	$8,307,882	$14,135,582
Repurchase Agreement, at Value	5,029,200	3,529,751	—	—
Receivable for Investment Securities Sold	1,192,723	7,365,651	—	—
Dividend and Interest Receivable	445,079	12,269	—	—
Due from Broker	11,586	—	—	—
Reclaim Receivable	—	449	—	—
Total Assets	243,261,520	88,409,539	8,307,882	14,135,582
Liabilities:
Obligation to Return Securities Lending Collateral	5,029,200	3,529,751	—	—
Payable for Investment Securities Purchased	2,687,090	7,694,382	—	—
Payable due to Investment Adviser	118,423	40,654	5,462	8,293
Total Liabilities	7,834,713	11,264,787	5,462	8,293
Net Assets	$235,426,807	$77,144,752	$8,302,420	$14,127,289
Net Assets Consist of:
Paid-in Capital	$260,885,893	$102,929,417	$10,147,132	$16,596,533
Undistributed (Distributions in Excess of) Net Investment Income	267,725	(32,203)	256,863	131,976
Accumulated Net Realized Loss on Investments and Foreign Currency Transactions	(8,921,794)	(10,991,121)	(2,127,904)	(2,786,136)
Net Unrealized Appreciation (Depreciation) on Investments	(16,805,017)	(14,761,286)	26,329	184,916
Net Unrealized Appreciation (Depreciation) on Foreign Currency Translations	—	(55)	—	—
Net Assets	$235,426,807	$77,144,752	$8,302,420	$14,127,289
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	17,450,000	4,000,000	350,000	600,000
Net Asset Value, Offering and Redemption Price Per Share	$13.49	$19.29	$23.72	$23.55
*Includes Market Value of Securities on Loan	$4,907,868	$3,423,061	$—	$—

The accompanying notes are an integral part of the financial statements.

Statements of Assets and Liabilities
October 31, 2015

	Global X Permanent ETF	Global X Guru™ Index ETF	Global X Guru™ Activist Index ETF	Global X Guru™ International Index ETF
Assets:
Cost of Investments	$11,592,467	$194,438,799	$2,736,334	$1,460,877
Cost of Repurchase Agreement	—	2,487,600	—	—
Investments, at Value	$10,735,198	$184,483,694 *	$2,678,811	$1,312,063
Repurchase Agreement, at Value	—	2,487,600	—	—
Cash	—	—	3,640	—
Dividend and Interest Receivable	42,871	139,908	2,283	28
Reclaim Receivable	44	—	82	1,691
Total Assets	10,778,113	187,111,202	2,684,816	1,313,782
Liabilities:
Payable due to Investment Adviser	4,399	118,748	1,670	815
Obligation to Return Securities Lending Collateral	—	2,487,600	—	—
Total Liabilities	4,399	2,606,348	1,670	815
Net Assets	$10,773,714	$184,504,854	$2,683,146	$1,312,967
Net Assets Consist of:
Paid-in Capital	$12,000,053	$208,456,185	$2,997,667	$1,608,860
Undistributed Net Investment Income	91,967	578,659	11,721	9,574
Accumulated Net Realized Gain (Loss) on Investments and Foreign Currency Transactions	(461,037)	(14,574,885)	(268,719)	(156,653)
Net Unrealized Appreciation (Depreciation) on Investments	(857,269)	(9,955,105)	(57,523)	(148,814)
Net Assets	$10,773,714	$184,504,854	$2,683,146	$1,312,967
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	450,000	7,700,000	200,000	100,000
Net Asset Value, Offering and Redemption Price Per Share	$23.94	$23.96	$13.42	$13.13
*Includes Market Value of Securities on Loan	$—	$2,248,289	$—	$—

The accompanying notes are an integral part of the financial statements.

Statements of Assets and Liabilities
October 31, 2015

	Global X GF China Bond ETF	Global X Scientific Beta US ETF	Global X Scientific Beta Europe ETF	Global X Scientific Beta Japan ETF
Assets:
Cost of Investments	$35,034,574	$2,483,238	$2,497,376	$2,516,728
Cost of Foreign Currency	10,598	—	659	90
Investments, at Value	$35,160,050	$2,458,607	$2,432,621	$2,514,970
Cash	—	6,862	4,416	—
Foreign Currency, at Value	12,190	—	547	90
Dividend and Interest Receivable	582,551	1,754	2,320	13,505
Reclaim Receivable	—	9	1,664	—
Total Assets	35,754,791	2,467,232	2,441,568	2,528,565
Liabilities:
Payable due to Investment Adviser	17,752	720	774	789
Cash Overdraft	—	—	—	9,235
Unrealized Depreciation on Spot Contracts	—	—	4	—
Accrued Foreign Capital Gains Tax on Appreciated Securities	57,512	—	—	—
Total Liabilities	75,264	720	778	10,024
Net Assets	$35,679,527	$2,466,512	$2,440,790	$2,518,541
Net Assets Consist of:
Paid-in Capital	$36,102,990	$2,490,000	$2,489,000	$2,507,000
Undistributed (Distributions in Excess of) Net Investment Income	(487,379)	18,288	26,121	12,102
Accumulated Net Realized Gain (Loss) on Investments and Foreign Currency Transactions	(4,970)	(17,145)	(9,570)	1,275
Net Unrealized Appreciation (Depreciation) on Investments	125,476	(24,631)	(64,755)	(1,758)
Foreign Capital Gains Tax on Appreciated Securities	(57,512)	—	—	—
Net Unrealized Appreciation (Depreciation) on Foreign Currency Translations	922	—	(6)	(78)
Net Assets	$35,679,527	$2,466,512	$2,440,790	$2,518,541
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	950,000	100,000	100,000	100,000
Net Asset Value, Offering and Redemption Price Per Share	$37.56	$24.67	$24.41	$25.19

The accompanying notes are an integral part of the financial statements.

Statements of Assets and Liabilities
October 31, 2015

	Global X Scientific Beta Asia ex-Japan ETF	Global X YieldCo Index ETF
Assets:
Cost of Investments	$2,439,633	$4,704,835
Cost of Foreign Currency	280	1,871
Investments, at Value	$2,156,954	$3,817,392
Cash	6,514	—
Foreign Currency, at Value	281	1,871
Dividend and Interest Receivable	5,308	5,652
Unrealized Appreciation on Spot Contracts	7	—
Reclaim Receivable	—	207
Total Assets	2,169,064	3,825,122
Liabilities:
Payable for Investment Securities Purchased	5,581	—
Payable due to Investment Adviser	688	1,826
Unrealized Depreciation on Spot Contracts	4	12
Cash Overdraft	—	503,975
Total Liabilities	6,273	505,813
Net Assets	$2,162,791	$3,319,309
Net Assets Consist of:
Paid-in Capital	$2,499,952	$4,351,749
Undistributed Net Investment Income	46,987	10,723
Accumulated Net Realized Loss on Investments and Foreign Currency Transactions	(101,438)	(155,720)
Net Unrealized Appreciation (Depreciation) on Investments	(282,679)	(887,443)
Net Unrealized Appreciation (Depreciation) on Foreign Currency Translations	(31)	—
Net Assets	$2,162,791	$3,319,309
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	100,000	300,000
Net Asset Value, Offering and Redemption Price Per Share	$21.63	$11.06

The accompanying notes are an integral part of the financial statements.

Statements of Operations
For the year or period ended October 31, 2015

	Global X SuperDividend® ETF		Global X SuperDividend® U.S. ETF		Global X SuperDividend® Emerging Markets ETF(2)	Global X SuperDividend® REIT ETF(2)
Investment Income:
Dividend Income	$64,233,340		$19,476,257		$166,834	$126,868
Interest Income	939		320		—	—
Security Lending Income	518,197		255,237		—	—
Less: Foreign Taxes Withheld	(3,187,533)		(15,429)		(11,240)	(2,801)
Total Investment Income	61,564,943		19,716,385		155,594	124,067
Supervision and Administration Fees(1)	5,800,309		1,325,426		13,670	8,652
Total Expenses	5,800,309		1,325,426		13,670	8,652
Net Investment Income	55,764,634		18,390,959		141,924	115,415
Net Realized Gain (Loss) on:
Investments	(37,203,933	)(3)	(14,851,179	)(3)	(7,906)	12,329
Foreign Currency Transactions	(948,136)		—		(4,990)	(541)
Net Realized Gain (Loss) on Investments and Foreign Currency Transactions	(38,152,069)		(14,851,179)		(12,896)	11,788
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	(115,523,009)		(32,039,760)		(469,492)	(362,659)
Foreign Currency Translations	(3,596)		—		(648)	13
Net Change in Unrealized Depreciation on Investments and Foreign Currency Translations	(115,526,605)		(32,039,760)		(470,140)	(362,646)
Net Realized and Unrealized Loss on Investments and Foreign Currency Transactions and Translations	(153,678,674)		(46,890,939)		(483,036)	(350,858)
Net Decrease in Net Assets Resulting from Operations	$(97,914,040)		$(28,499,980)		$(341,112)	$(235,443)

(1)	The Supervision and Administration fees include fees paid by the Funds for the investment advisory services provided by the Adviser. (See Note 3 in Notes to Financial Statements.)
(2)	The Fund commenced operations March 16, 2015.
(3)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.

Statements of Operations
For the year or period ended October 31, 2015

	Global X SuperIncome™ Preferred ETF	Global X Social Media Index ETF	Global X | JPMorgan Efficiente Index ETF	Global X | JPMorgan US Sector Rotator Index ETF
Investment Income:
Dividend Income	$17,503,410	$353,721	$329,939	$302,316
Interest Income	169,128	22	28	51
Security Lending Income	150,772	353,748	—	—
Less: Foreign Taxes Withheld	—	(29,308)	—	—
Total Investment Income	17,823,310	678,183	329,967	302,367
Supervision and Administration Fees(1)	1,424,288	634,501	95,445	137,886
Tax Expense	3,118	–	–	–
Total Expenses	1,427,406	634,501	95,445	137,886
Net Investment Income	16,395,904	43,682	234,522	164,481
Net Realized Gain (Loss) on:
Investments (2)	(6,016,791)	3,429,958	(1,998,124)	(2,764,955)
Foreign Currency Transactions	—	(27,251)	—	—
Net Realized Gain (Loss) on Investments and Foreign Currency Transactions	(6,016,791)	3,402,707	(1,998,124)	(2,764,955)
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	(16,410,848)	(3,954,928)	(28,134)	149,664
Foreign Currency Translations	—	826	—	—
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Translations	(16,410,848)	(3,954,102)	(28,134)	149,664
Net Realized and Unrealized Loss on Investments and Foreign Currency Transactions and Translations	(22,427,639)	(551,395)	(2,026,258)	(2,615,291)
Net Decrease in Net Assets Resulting from Operations	$(6,031,735)	$(507,713)	$(1,791,736)	$(2,450,810)

(1)	The Supervision and Administration fees include fees paid by the Funds for the investment advisory services provided by the Adviser. (See Note 3 in Notes to Financial Statements.)
(2)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.

Statements of Operations
For the year or period ended October 31, 2015

	Global X Permanent ETF	Global X Guru™ Index ETF	Global X Guru™ Activist Index ETF(1)	Global X Guru™ International Index ETF
Investment Income:
Dividend Income	$68,283	$3,433,980	$22,579	$32,913
Interest Income	86,340	160	—	—
Security Lending Income	—	50,742	—	—
Less: Foreign Taxes Withheld	(1,163)	(5,975)	(405)	(3,826)
Total Investment Income	153,460	3,478,907	22,174	29,087
Supervision and Administration Fees(2)	48,720	2,285,259	10,453	13,619
Total Expenses	48,720	2,285,259	10,453	13,619
Net Investment Income	104,740	1,193,648	11,721	15,468
Net Realized Gain (Loss) on:
Investments	36,193 (3)	10,809,860 (3)	(268,719)	(92,603	)(3)
Foreign Currency Transactions	261	—	—	—
Net Realized Gain (Loss) on Investments and Foreign Currency Transactions	36,454	10,809,860	(268,719)	(92,603)
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	(97,856)	(28,388,415)	(57,523)	(177,481)
Net Change in Unrealized Appreciation (Depreciation) on Investments	(97,856)	(28,388,415)	(57,523)	(177,481)
Net Realized and Unrealized Loss on Investments and Foreign Currency Transactions	(61,402)	(17,578,555)	(326,242)	(270,084)
Net Increase (Decrease) in Net Assets Resulting from Operations	$43,338	$(16,384,907)	$(314,521)	$(254,616)

(1)	The Fund commenced operations on April 28, 2015.
(2)	The Supervision and Administration fees include fees paid by the Funds for the investment advisory services provided by the Adviser. (See Note 3 in Notes to Financial Statements.)
(3)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.

Statements of Operations
For the year or period ended October 31, 2015

	Global X GF China Bond ETF(1)	Global X Scientific Beta US ETF(3)	Global X Scientific Beta Europe ETF(3)	Global X Scientific Beta Japan ETF(3)
Investment Income:
Dividend Income	$—	$21,879	$33,008	$19,278
Interest Income	1,640,198	—	—	—
Less: Foreign Taxes Withheld	—	(9)	(3,360)	(2,959)
Total Investment Income	1,640,198	21,870	29,648	16,319
Supervision and Administration Fees(2)	203,315	4,020	4,335	4,414
Custodian Fees	41,318	–	–	–
Total Expenses	244,633	4,020	4,335	4,414
Waiver of Supervision and Administration Fees	(33,886)	–	–	–
Net Expenses	210,747	4,020	4,335	4,414
Net Investment Income	1,429,451	17,850	25,313	11,905
Net Realized Gain (loss) on:
Investments	(541,008)	(16,707)	(8,949)	1,331
Foreign Currency Transactions	(190,853)	—	187	141
Net Realized Gain (Loss) on Investments and Foreign Currency Transactions	(731,861)	(16,707)	(8,762)	1,472
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	125,476	(24,631)	(64,755)	(1,758)
Foreign Capital Gains Tax on Appreciated Securities	(57,512)	—	—	—
Foreign Currency Translations	922	—	(6)	(78)
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Translations	68,886	(24,631)	(64,761)	(1,836)
Net Realized and Unrealized Loss on Investments and Foreign Currency Transactions and Translations	(662,975)	(41,338)	(73,523)	(364)
Net Increase (Decrease) in Net Assets Resulting from Operations	$766,476	$(23,488)	$(48,210)	$11,541

(1)	The Fund commenced operations on November 18, 2014.
(2)	The Supervision and Administration fees include fees paid by the Funds for the investment advisory services provided by the Adviser. (See Note 3 in Notes to Financial Statements.)
(3)	The Fund commenced operations on May 12, 2015.

The accompanying notes are an integral part of the financial statements.

Statements of Operations
For the year or period ended October 31, 2015

	Global X Scientific Beta Asia ex-Japan ETF(1)	Global X YieldCo Index ETF(2)
Investment Income:
Dividend Income	$49,621	$62,717
Interest Income	—	1
Less: Foreign Taxes Withheld	(2,211)	(3,396)
Total Investment Income	47,410	59,322
Supervision and Administration Fees(3)	3,962	8,768
Total Expenses	3,962	8,768
Net Investment Income	43,448	50,554
Net Realized Gain (loss) on:
Investments	(100,540)	(159,320)
Foreign Currency Transactions	2,641	(2,481)
Net Realized (Loss) on Investments and Foreign Currency Transactions	(97,899)	(161,801)
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	(282,679)	(887,443)
Foreign Currency Translations	(31)	—
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Translations	(282,710)	(887,443)
Net Realized and Unrealized Loss on Investments and Foreign Currency Transactions and Translations	(380,609)	(1,049,244)
Net Decrease in Net Assets Resulting from Operations	$(337,161)	$(998,690)

(1)	The Fund commenced operations on May 12, 2015.
(2) (3)

The Fund commenced operations on May 27, 2015.

The Supervision and Administration fees include fees paid by the Funds for the investment advisory services provided by the Adviser. (See Note 3 in Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	Global X SuperDividend® ETF			Global X SuperDividend® U.S. ETF
	Year Ended October 31, 2015		Year Ended October 31, 2014	Year Ended October 31, 2015		Year Ended October 31, 2014
Operations:
Net Investment Income	$55,764,634		$53,950,753	$18,390,959		$6,886,974
Net Realized Gain (Loss) on Investments and Foreign Currency Transactions	(38,152,069	)(1)	28,755,720 (1)	(14,851,179	)(1)	2,818,231 (1)
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Translations	(115,526,605)		(20,389,996)	(32,039,760)		9,558,716
Net Increase (Decrease) in Net Assets Resulting from Operations	(97,914,040)		62,316,477	(28,499,980)		19,263,921
Dividends and Distributions from:
Net Investment Income	(63,792,372)		(55,528,000)	(13,048,101)		(5,177,061)
Net Realized Gains	(1,980,385)		—	—		—
Return of Capital	—		—	(7,048,014)		(617,714)
Total Dividends and Distributions	(65,772,757)		(55,528,000)	(20,096,115)		(5,794,775)
Capital Share Transactions:
Issued	105,826,823		304,468,290	113,535,136		227,401,148
Redeemed	(99,050,071)		(48,918,715)	(66,655,050)		(16,035,000)
Increase in Net Assets from Capital Share Transactions	6,776,752		255,549,575	46,880,086		211,366,148
Total Increase (Decrease) in Net Assets	(156,910,045)		262,338,052	(1,716,009)		224,835,294
Net Assets:
Beginning of Year	1,037,576,047		775,237,995	276,714,634		51,879,340
End of Year	$880,666,002		$1,037,576,047	$274,998,625		$276,714,634
Undistributed (Distributions in Excess of) Net Investment Income	$(5,638,231)		$(2,625,792)	$—		$—
Share Transactions:
Issued	4,550,000		12,250,000	3,950,000		7,950,000
Redeemed	(4,700,000)		(2,100,000)	(2,400,000)		(600,000)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	(150,000)		10,150,000	1,550,000		7,350,000

(1)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	Global X SuperDividend® Emerging Markets ETF	Global X SuperDividend® REIT ETF
	Period Ended October 31, 2015(1)	Period Ended October 31, 2015(1)
Operations:
Net Investment Income	$141,924	$115,415
Net Realized Gain (Loss) on Investments and Foreign Currency Transactions	(12,896)	11,788
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Translations	(470,140)	(362,646)
Net Decrease in Net Assets Resulting from Operations	(341,112)	(235,443)
Dividends and Distributions from:
Net Investment Income	(110,575)	(113,850)
Total Dividends and Distributions	(110,575)	(113,850)
Capital Share Transactions:
Issued	3,884,738	4,303,098
Increase in Net Assets from Capital Share Transactions	3,884,738	4,303,098
Total Increase in Net Assets	3,433,051	3,953,805
Net Assets:
Beginning of Period	—	—
End of Period	$3,433,051	$3,953,805
Undistributed Net Investment Income	$26,374	$18,276
Share Transactions:
Issued	250,000	300,000
Increase in Shares Outstanding from Share Transactions	250,000	300,000

(1)	The Fund commenced operations on March 16, 2015.

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	Global X SuperIncome™ Preferred ETF				Global X Social Media Index ETF
	Year Ended October 31, 2015		Year Ended October 31, 2014		Year Ended October 31, 2015	Year Ended October 31, 2014
Operations:
Net Investment Income (Loss)	$16,395,904		$6,891,089		$43,682	$(12,711)
Net Realized Gain (Loss) on Investments and Foreign Currency Transactions	(6,016,791	)(1)	(483,511	)(1)	3,402,707 (1)	8,231,848 (1)
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Translations	(16,410,848)		(826,411)		(3,954,102)	(13,398,596)
Net Increase (Decrease) in Net Assets Resulting from Operations	(6,031,735)		5,581,167		(507,713)	(5,179,459)
Dividends and Distributions from:
Net Investment Income	(16,693,614)		(6,808,392)		(57,330)	(1,764)
Total Dividends and Distributions	(16,693,614)		(6,808,392)		(57,330)	(1,764)
Capital Share Transactions:
Issued	143,668,838		117,538,007		47,160,234	104,020,692
Redeemed	(48,391,387)		(13,401,000)		(95,868,254)	(68,369,208)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	95,277,451		104,137,007		(48,708,020)	35,651,484
Total Increase (Decrease) in Net Assets	72,552,102		102,909,782		(49,273,063)	30,470,261
Net Assets:
Beginning of Year	162,874,705		59,964,923		126,417,815	95,947,554
End of Year	$235,426,807		$162,874,705		$77,144,752	$126,417,815
Undistributed (Distributions in Excess of) Net Investment Income	$267,725		$314,426		$(32,203)	$(3,828)
Share Transactions:
Issued	9,850,000		7,900,000		2,500,000	5,100,000
Redeemed	(3,450,000)		(900,000)		(5,050,000)	(3,500,000)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	6,400,000		7,000,000		(2,550,000)	1,600,000

(1)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	Global X | JPMorgan Efficiente Index ETF			Global X | JPMorgan US Sector Rotator Index ETF
	Year Ended October 31, 2015		Period Ended October 31, 2014(1)	Year Ended October 31, 2015		Period Ended October 31, 2014(1)
Operations:
Net Investment Income (Loss)	$234,522		$(380)	$164,481		$(381)
Net Realized Gain (Loss) on Investments and Foreign Currency Transactions	(1,998,124	)(2)	—	(2,764,955	)(2)	3,446
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Translations	(28,134)		54,463	149,664		35,252
Net Increase (Decrease) in Net Assets Resulting from Operations	(1,791,736)		54,083	(2,450,810)		38,317
Dividends and Distributions from:
Net Investment Income	(15,956)		—	(32,505)		—
Net Realized Gains	—		—	(3,065)		—
Total Dividends and Distributions	(15,956)		—	(35,570)		—
Capital Share Transactions:
Issued	23,733,266		2,495,000	28,365,035		2,503,000
Redeemed	(16,172,237)		—	(14,292,683)		—
Net Increase in Net Assets from Capital Share Transactions	7,561,029		2,495,000	14,072,352		2,503,000
Total Increase in Net Assets	5,753,337		2,549,083	11,585,972		2,541,317
Net Assets:
Beginning of Year or Period	2,549,083		—	2,541,317		—
End of Year or Period	$8,302,420		$2,549,083	$14,127,289		$2,541,317
Undistributed Net Investment Income/Accumulated Net Investment Loss	$256,863		$(380)	$131,976		$—
Share Transactions:
Issued	900,000		100,000	1,100,000		100,000
Redeemed	(650,000)		—	(600,000)		—
Net Increase in Shares Outstanding from Share Transactions	250,000		100,000	500,000		100,000

(1)	The Fund commenced operations on October 22, 2014.
(2)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	Global X Permanent ETF			Global X Guru™ Index ETF
	Year Ended October 31, 2015	Year Ended October 31, 2014		Year Ended October 31, 2015	Year Ended October 31, 2014
Operations:
Net Investment Income	$104,740	$121,011		$1,193,648	$4,142,275
Net Realized Gain (Loss) on Investments and Foreign Currency Transactions	36,454 (1)	(70,010	)(1)	10,809,860 (1)	30,193,967 (1)
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Translations	(97,856)	196,407		(28,388,415)	(2,560,775)
Net Increase (Decrease) in Net Assets Resulting from Operations	43,338	247,408		(16,384,907)	31,775,467
Dividends and Distributions from:
Net Investment Income	(105,609)	(217,743)		(4,215,674)	(424,262)
Net Realized Gains	—	(47,656)		—	(50,655)
Total Dividends and Distributions	(105,609)	(265,399)		(4,215,674)	(474,917)
Capital Share Transactions:
Issued	3,655,316	1,157,000		11,909,461	568,526,986
Redeemed	(1,258,291)	(7,176,640)		(243,390,062)	(404,301,007)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	2,397,025	(6,019,640)		(231,480,601)	164,225,979
Total Increase (Decrease) in Net Assets	2,334,754	(6,037,631)		(252,081,182)	195,526,529
Net Assets:
Beginning of Year	8,438,960	14,476,591		436,586,036	241,059,507
End of Year	$10,773,714	$8,438,960		$184,504,854	$436,586,036
Undistributed Net Investment Income	$91,967	$90,545		$578,659	$3,815,497
Share Transactions:
Issued	150,000	50,000		450,000	22,750,000
Redeemed	(50,000)	(300,000)		(9,350,000)	(16,200,000)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	100,000	(250,000)		(8,900,000)	6,550,000

(1)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	Global X Guru™ Activist Index ETF	Global X Guru™ International Index ETF
	Period Ended October 31, 2015(1)	Year Ended October 31, 2015		Period Ended October 31, 2014(2)
Operations:
Net Investment Income	$11,721	$15,468		$10,465
Net Realized Gain (Loss) on Investments and Foreign Currency Transactions	(268,719)	(92,603	)(3)	36,258 (3)
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Translations	(57,523)	(177,481)		28,667
Net Increase (Decrease) in Net Assets Resulting from Operations	(314,521)	(254,616)		75,390
Dividends and Distributions from:
Net Investment Income	—	(16,359)		—
Total Dividends and Distributions	—	(16,359)		—
Capital Share Transactions:
Issued	2,997,667	—		3,080,523
Redeemed	—	(759,471)		(812,500)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	2,997,667	(759,471)		2,268,023
Total Increase (Decrease) in Net Assets	2,683,146	(1,030,446)		2,343,413
Net Assets:
Beginning of Year or Period	—	2,343,413		—
End of Year or Period	$2,683,146	$1,312,967		$2,343,413
Undistributed Net Investment Income	$11,721	$9,574		$10,465
Share Transactions:
Issued	200,000	—		200,000
Redeemed	—	(50,000)		(50,000)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	200,000	(50,000)		150,000

(1)	The Fund commenced operations on April 28, 2015.
(2)	The Fund commenced operations on March 10, 2014.
(3)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	Global X GF China Bond ETF		Global X Scientific Beta US ETF
	Period Ended October 31, 2015(1)		Period Ended October 31, 2015(2)
Operations:
Net Investment Income	$1,429,451		$17,850
Net Realized Loss on Investments and Foreign Currency Transactions	(731,861)		(16,707)
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Translations	68,886		(24,631)
Net Increase (Decrease) in Net Assets Resulting from Operations	766,476		(23,488)
Dividends and Distributions from:
Net Investment Income	(1,077,663)		—
Return of Capital	(206,554)		—
Total Dividends and Distributions	(1,284,217)		—
Capital Share Transactions:
Issued	49,389,420		2,490,000
Redeemed	(13,192,152)		—
Net Increase in Net Assets from Capital Share Transactions	36,197,268		2,490,000
Total Increase in Net Assets	35,679,527		2,466,512
Net Assets:
Beginning of Period	—		—
End of Period	$35,679,527		$2,466,512
Undistributed Net Investment Income	$(487,379)		$18,288
Share Transactions:
Issued	1,300,000	(3)	100,000
Redeemed	(350,000	)(3)	—
Net Increase in Shares Outstanding from Share Transactions	950,000		100,000

(1)	The Fund commenced operations on November 18, 2014.
(2)	The Fund commenced operations on May 12, 2015.
(3)	Adjusted to reflect the effect of a 2 for 1 share split on March 11, 2015. (See note 9 in the Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	Global X Scientific Beta Europe ETF	Global X Scientific Beta Japan ETF
	Period Ended October 31, 2015(1)	Period Ended October 31, 2015(1)
Operations:
Net Investment Income	$25,313	$11,905
Net Realized Gain (Loss) on Investments and Foreign Currency Transactions	(8,762)	1,472
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Translations	(64,761)	(1,836)
Net Increase (Decrease) in Net Assets Resulting from Operations	(48,210)	11,541
Capital Share Transactions:
Issued	2,489,000	2,507,000
Increase in Net Assets from Capital Share Transactions	2,489,000	2,507,000
Total Increase in Net Assets	2,440,790	2,518,541
Net Assets:
Beginning of Period	—	—
End of Period	$2,440,790	$2,518,541
Undistributed Net Investment Income	$26,121	$12,102
Share Transactions:
Issued	100,000	100,000
Increase in Shares Outstanding from Share Transactions	100,000	100,000

(1)	The Fund commenced operations on May 12, 2015.

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	Global X Scientific Beta Asia ex- Japan ETF	Global X YieldCo Index ETF
	Period Ended October 31, 2015(1)	Period Ended October 31, 2015(2)
Operations:
Net Investment Income	$43,448	$50,554
Net Realized Loss on Investments and Foreign Currency Transactions	(97,899)	(161,801)
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Translations	(282,710)	(887,443)
Net Decrease in Net Assets Resulting from Operations	(337,161)	(998,690)
Dividends and Distributions from:
Net Investment Income	—	(33,750)
Total Dividends and Distributions	—	(33,750)
Capital Share Transactions:
Issued	2,499,952	4,351,749
Increase in Net Assets from Capital Share Transactions	2,499,952	4,351,749
Total Increase in Net Assets	2,162,791	3,319,309
Net Assets:
Beginning of Period	—	—
End of Period	$2,162,791	$3,319,309
Undistributed Net Investment Income	$46,987	$10,723
Share Transactions:
Issued	100,000	300,000
Increase in Shares Outstanding from Share Transactions	100,000	300,000

(1)	The Fund commenced operations on May 12, 2015.
(2)	The Fund commenced operations on May 27, 2015.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Selected Per Share Data & Ratios

For a Share Outstanding Throughout the Period

	Net Asset Value, Beginning of Period ($)	Net Investment Income (Loss) ($)*	Net Realized and Unrealized Gain (Loss) on Investments ($)	Total from Operations ($)	Distribution from Net Investment Income ($)	Distribution from Capital Gains ($)	Return of Capital ($)	Total from Distributions ($)	Net Asset Value, End of Period ($)	Total Return (%)**	Net Assets End of Period ($)(000)	Ratio of Expenses to Average Net Assets (%)		Ratio of Net Investment Income (Loss) to Average Net Assets (%)		Portfolio Turnover (%)††
Global X SuperDividend® ETF
2015	24.24	1.26	(3.36)	(2.10)	(1.44)	(0.05)	—	(1.49)	20.65	(9.01)	880,666	0.58		5.58		26.12
2014	23.74	1.40	0.56	1.96	(1.46)	—	—	(1.46)	24.24	8.41	1,037,576	0.58		5.71		33.63
2013	21.86	1.34	2.27	3.61	(1.73)	—	—	(1.73)	23.74	17.34	775,238	0.58		5.93		43.64
2012	21.76	1.62	0.09	1.71	(1.61)	—	—	(1.61)	21.86	8.34	162,828	0.58		7.53		34.03
2011(1)	24.70	0.64	(3.02)	(2.38)	(0.56)	—	—	(0.56)	21.76	(9.56)	29,372	0.58	†	7.22	†	4.58
Global X SuperDividend® U.S. ETF
2015	29.60	1.71	(4.19)	(2.48)	(1.23)	—	(0.66)	(1.89)	25.23	(8.67)	274,999	0.45		6.25		42.51
2014	25.94	1.78	3.45	5.23	(1.41)	—	(0.16)	(1.57)	29.60	20.80	276,715	0.45		6.32		40.04
2013(2)	25.15	0.98	0.82	1.80	(0.91)	—	(0.10)	(1.01)	25.94	7.32	51,879	0.45	†	6.02	†	20.36
Global X SuperDividend® Emerging Markets ETF
2015(3)	14.90	0.66	(1.34)	(0.68)	(0.49)	—	—	(0.49)	13.73	(4.89)	3,433	0.65	†	6.72	†	1.25
Global X SuperDividend® REIT ETF
2015(3)	15.12	0.63	(1.95)	(1.32)	(0.62)	—	—	(0.62)	13.18	(8.86)	3,954	0.54	†	7.20	†	1.45
Global X SuperIncome™ Preferred ETF
2015	14.74	0.95	(1.21)	(0.26)	(0.99)	—	—	(0.99)	13.49	(1.95)	235,427	0.58		6.68		76.54
2014	14.81	1.01	(0.02)	0.99	(1.06)	—	—	(1.06)	14.74	6.89	162,875	0.58		6.78		85.07
2013^	14.65	0.31	0.18	0.49	(0.33)	—	—	(0.33)	14.81	3.38	59,965	0.58	†	6.34	†	61.86
2013(4)	15.02	1.13	(0.47)	0.66	(1.02)	(0.01)	—	(1.03)	14.65	4.46	35,169	0.58	†	7.84	†	91.98
Global X Social Media Index ETF
2015	19.30	0.01	(0.01)	—	(0.01)	—	—	(0.01)	19.29	0.00	77,145	0.65		0.04		26.51
2014	19.38	—	(0.08)	(0.08)	—	—	—	—	19.30	(0.41)	126,418	0.65		(0.01)		26.52
2013	12.83	—	6.66	6.66	(0.11)	—	—	(0.11)	19.38	52.34	95,948	0.65		(0.01)		55.96
2012(5)	14.93	0.12	(2.22)	(2.10)	—	—	—	—	12.83	(14.07)	13,471	0.65	†	0.88	†	91.78
Global X | JPMorgan Efficiente Index ETF
2015	25.49	0.43	(2.04)	(1.61)	(0.16)	—	—	(0.16)	23.72	(6.37)	8,302	0.69		1.70		311.58
2014(6)	24.95	—	0.54	0.54	—	—	—	—	25.49	2.16	2,549	0.69	†	(0.69	)†	—
Global X | JPMorgan US Sector Rotator Index ETF
2015	25.41	0.20	(1.94)	(1.74)	(0.11)	(0.01)	—	(0.12)	23.55	(6.90)	14,127	0.69		0.82		907.92
2014(6)	25.03	—	0.38	0.38	—	—	—	—	25.41	1.52	2,541	0.69	†	(0.69	)†	63.35
Global X Permanent ETF
2015	24.11	0.25	(0.19)	0.06	(0.23)	—	—	(0.23)	23.94	0.25	10,774	0.48		1.03		31.10
2014	24.13	0.24	0.18	0.42	(0.36)	(0.08)	—	(0.44)	24.11	1.84	8,439	0.48		1.02		24.63
2013^	23.15	0.07	0.91	0.98	—	—	—	—	24.13	4.23	14,477	0.48	†	0.90	†	3.08
2013	24.77	0.25	(1.66)	(1.41)	(0.21)	—	—	(0.21)	23.15	(5.77)	15,048	0.48		0.98		44.44
2012(7)	25.04	0.09	(0.36)	(0.27)	—	—	—	—	24.77	(1.08)	14,859	0.48	†	0.92	†	14.89

*	Per share data calculated using average shares method.
**	Total return is based on the change in net asset value of a share during the year or period and assumes reinvestment of dividends and distributions at net asset value. Total return is for the period indicated and periods of less than one year have not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
†	Annualized.
†† ^

Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of in-kind transfers.

For the period July 1, 2013 to October 31, 2013. Effective July 1, 2013 the Global X Permanent ETF, Global X Guru™ Index ETF (formerly Global X Top Guru Holdings Index ETF) and Global X SuperIncome™ Preferred ETF each changed their fiscal year end to October 31.

(1)	The Fund commenced operations on June 8, 2011.
(2)	The Fund commenced operations on March 11, 2013.
(3)	The Fund commenced operations on March 16, 2015.
(4)	The Fund commenced operations on July 16, 2012.
(5)	The Fund commenced operations on November 14, 2011.
(6)	The Fund commenced operations on October 22, 2014.
(7)	The Fund commenced operations on February 7, 2012.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Selected Per Share Data & Ratios

For a Share Outstanding Throughout the Period

	Net Asset Value, Beginning of Period ($)	Net Investment Income ($)*	Net Realized and Unrealized Gain (Loss) on Investments ($)	Total from Operations ($)	Distribution from Net Investment Income ($)	Distribution from Capital Gains ($)	Return of Capital ($)	Total from Distributions ($)	Net Asset Value, End of Period ($)	Total Return (%)**	Net Assets End of Period ($)(000)	Ratio of Expenses to Average Net Assets (%)		Ratio of Net Investment Income to Average Net Assets (%)		Portfolio Turnover (%)††
Global X Guru™ Index ETF
2015	26.30	0.10	(2.16)	(2.06)	(0.28)	—	—	(0.28)	23.96	(7.94)	184,505	0.75		0.39		129.71
2014	23.99	0.22	2.12	2.34	(0.03)	—	—	(0.03)	26.30	9.76	436,586	0.75		0.88		128.37
2013^	20.68	0.01	3.30	3.31	—	—	—	—	23.99	16.01	241,060	0.75	†	0.10	†	24.89
2013	15.83	0.17	5.66	5.83	(0.20)	(0.78)	—	(0.98)	20.68	38.08	52,740	0.75		0.85		77.25
2012(1)	14.96	0.02	0.85	0.87	—	—	—	—	15.83	5.82	5,539	0.75	†	1.90	†	1.90
Global X Guru™ Activist Index ETF
2015(2)	15.05	0.06	(1.69)	(1.63)	—	—	—	—	13.42	(10.83)	2,683	0.75	†	0.84	†	50.29
Global X Guru™ International Index ETF
2015	15.62	0.12	(2.50)	(2.38)	(0.11)	—	—	(0.11)	13.13	(15.31)	1,313	0.75		0.85		118.14
2014(3)	14.83	0.09	0.70	0.79	—	—	—	—	15.62	5.33	2,343	0.75	†	0.89	†	62.71
Global X GF China Bond ETF
2015(4)(7)	38.00	1.20	(0.58)	0.62	(0.89)	—	(0.17)	(1.06)	37.56	1.67	35,680	0.50	†@	3.37	†	102.51
Global X Scientific Beta US ETF
2015(5)	24.90	0.18	(0.41)	(0.23)	—	—	—	—	24.67	(0.92)	2,467	0.35	†	1.55	†	20.90
Global X Scientific Beta Europe ETF
2015(5)	24.89	0.25	(0.73)	(0.48)	—	—	—	—	24.41	(1.93)	2,441	0.38	†	2.22	†	17.53
Global X Scientific Beta Japan ETF
2015(5)	25.07	0.12	—	0.12	—	—	—	—	25.19	0.48	2,519	0.38	†	1.02	†	20.31
Global X Scientific Beta Asia ex-Japan ETF
2015(5)	24.89	0.44	(3.70)	(3.26)	—	—	—	—	21.63	(13.10)	2,163	0.38	†	4.17	†	59.21
Global X YieldCo Index ETF
2015(6)	15.19	0.20	(4.19)	(3.99)	(0.14)	—	—	(0.14)	11.06	(26.39)	3,319	0.65	†	3.72	†	22.97

*	Per share data calculated using average shares method.
**	Total return is based on the change in net asset value of a share during the year or period and assumes reinvestment of dividends and distributions at net asset value. Total return is for the period indicated and periods of less than one year have not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
†	Annualized.
††	Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of in-kind transfers.
@	The ratio of expenses to Average Net Assets includes the effect of a waiver. If these offsets were excluded, the ratio would have been 0.58%.
^	For the period July 1, 2013 to October 31, 2013. Effective July 1, 2013 the Global X Permanent ETF, Global X Guru™ Index ETF (formerly Global X Top Guru Holdings Index ETF) and Global X SuperIncome™ Preferred ETF each changed their fiscal year end to October 31.
(1)	The Fund commenced operations on June 4, 2012.
(2)	The Fund commenced operations on April 28, 2015.
(3)	The Fund commenced operations on March 10, 2014.
(4)	The Fund commenced operations on November 18, 2014.
(5)	The Fund commenced operations on May 12, 2015.
(6)	The Fund commenced operations on May 27, 2015.
(7)	Per share amounts have been adjusted for a 2 for 1 share split on March 11, 2015. For more information see Note 9 in the Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Notes to Financial Statements
October 31, 2015

1. ORGANIZATION

The Global X Funds (the "Trust") is a Delaware statutory trust formed on March 6, 2008. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. As of October 31, 2015, the Trust had ninety-one portfolios, forty-seven of which were operational. The financial statements herein and the related notes pertain to the Global X SuperDividend® ETF, Global X SuperDividend® U.S. ETF, Global X SuperDividend® Emerging Markets ETF, Global X SuperDividend® REIT ETF, Global X SuperIncome™ Preferred ETF, Global X Social Media Index ETF, Global X | JPMorgan Efficiente Index ETF, Global X | JPMorgan US Sector Rotator Index ETF, Global X Permanent ETF, Global X Guru™ Index ETF, Global X Guru™ Activist Index ETF, Global X Guru™ International Index ETF, Global X GF China Bond ETF, Global X Scientific Beta US ETF, Global X Scientific Beta Europe ETF, Global X Scientific Beta Japan ETF, Global X Scientific Beta Asia ex-Japan ETF, and Global X YieldCo Index ETF (each a “Fund” collectively, the “Funds”). Each Fund has elected non-diversification status.

The Global X GF China Bond ETF commenced operations on November 18, 2014. The Global X SuperDividend® Emerging Markets ETF and Global X SuperDividend® REIT ETF commenced operations on March 16, 2015. The Global X Guru™ Activist Index ETF commenced operations on April 28, 2015. The Global X Scientific Beta US ETF, Global X Scientific Beta Europe ETF, Global X Scientific Beta Japan ETF and the Global X Scientific Beta Asia ex-Japan ETF commenced operations on May 12, 2015. The Global X YieldCo Index ETF commenced operations on May 27, 2015.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies followed by the Funds.

USE OF ESTIMATES – The Funds are investment companies that apply the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. The preparation of financial statements in conformity with U.S. generally accepted accounting principles ("U.S. GAAP") requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could materially differ from those estimates.

MASTER LIMITED PARTNERSHIPS (“MLPs”) – Certain funds may invest in MLPs. MLPs are publicly traded partnerships engaged in the transportation, storage and processing of minerals and natural resources. By confining their operations to these specific activities, their interests, or units, are able to trade on public securities exchanges exactly like the shares of a corporation, without entity level taxation. To qualify as a MLP and to not be taxed as a corporation, a partnership must receive at least 90% of its income from qualifying sources as set forth in Section 7704(d) of the Internal Revenue Code of 1986, as amended (the “Code”). These qualifying sources include natural resource-based activities such as the processing, transportation and storage of mineral or natural resources. MLPs generally have two classes of owners: the general partner and limited partners. The general partner of an MLP is typically owned by a major energy company, an investment fund, the direct management of the MLP, or is an entity owned by one or more of such parties. The general partner may be structured as a private or publicly traded corporation or other entity. The general partner typically controls the operations and management of the MLP through an up to 2% equity interest in the MLP plus, in many cases, ownership of common units and subordinated units.

Notes to Financial Statements (continued)
October 31, 2015

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

MASTER LIMITED PARTNERSHIPS (“MLPs”) (concluded)

Limited partners typically own the remainder of the partnership, through ownership of common units, and have a limited role in the partnership’s operations and management. MLPs are typically structured such that common units and general partner interests have first priority to receive quarterly cash distributions up to an established minimum amount (“minimum quarterly distributions” or “MQD”). Common and general partner interests also accrue arrearages in distributions to the extent the MQD is not paid. Once common and general partner interests have been paid, subordinated units receive distributions of up to the MQD; however, subordinated units do not accrue arrearages. Distributable cash in excess of the MQD is paid to both common and subordinated units and is distributed to both common and subordinated units generally on a pro rata basis. The general partner is also eligible to receive incentive distributions if the general partner operates the business in a manner which results in distributions paid per common unit surpassing specified target levels. As the general partner increases cash distributions to the limited partners, the general partner receives an increasingly higher percentage of the incremental cash distributions.

SECURITY VALUATION - Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded (or at approximately 4:00 pm EST if a security’s primary exchange is normally open at that time), or, if there is no such reported sale, at the most recent mean between the quoted bid and asked prices (absent both bid and asked prices on such exchange, the bid price may be used).

For securities traded on NASDAQ, the NASDAQ official closing price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates as of the reporting date. The exchange rates used by the Trust for valuation are captured as of the New York or London close each day. Prices for most securities held in the Funds are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Funds seek to obtain a bid price from at least one independent broker.

Securities for which market prices are not "readily available" are valued in accordance with fair value procedures established by the Board of Trustees (the “Board”). The Funds’ fair value procedures are implemented through a fair value committee (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using fair value procedures include: the security's trading has been halted or suspended; the security has been de-listed from its primary trading exchange; the security's primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security's primary pricing source is not able or willing to provide a price; or, trading of the security is subject to local government-imposed restrictions. In addition, the

Notes to Financial Statements (continued)
October 31, 2015

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

SECURITY VALUATION (concluded)

Funds may fair value their securities if an event that may materially affect the value of the Funds’ securities that traded outside of the United States (a “Significant Event”) has occurred between the time of the security's last close and the time that the Funds calculate their net asset value. A Significant Event may relate to a single issuer or to an entire market sector. Events that may be Significant Events include: government actions, natural disasters, armed conflict, acts of terrorism and significant market fluctuations. If Global X Management Company LLC (the “Adviser”) becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Funds calculate net asset value, it may request that a Committee meeting be called. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration all relevant information reasonably available to the Committee. As of October 31, 2015, there were $144,634 and $17,231 of fair valued securities in the Global X SuperDividend® REIT ETF and Global X Scientific Beta Asia ex-Japan ETF, respectively. There were no other securities priced using the Fair Value Procedures.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

Level 1 – Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date

Level 2 – Other significant observable inputs (including quoted prices in non-active markets, quoted prices for similar investments, fair value of investments for which the Funds have the ability to fully redeem tranches at net asset value as of the measurement date or within the near term, and short-term investments valued at amortized cost)

Level 3 – Significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments, and fair value of investments for which the Funds do not have the ability to fully redeem tranches at net asset value as of the measurement date or within the near term)

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

For the year or period ended October 31, 2015, there have been no significant changes to the Funds’ fair valuation methodologies.

Notes to Financial Statements (continued)
October 31, 2015

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

The unobservable inputs used to determine fair value of Level 3 assets may have similar or diverging impacts on valuation. Significant increases and decreases in these inputs in isolation and interrelationships between those inputs could result in significantly higher or lower fair value measurement.

REPURCHASE AGREEMENTS - Securities pledged as collateral for repurchase agreements are held by Citibank, N.A. and are designated as being held on each Fund’s behalf by its custodian under a book-entry system. Each Fund monitors the adequacy of the collateral on a daily basis and can require the seller to provide additional collateral in the event the market value of the securities pledged falls below the carrying value of the repurchase agreement, including accrued interest.

It is the Funds’ policy to only enter into repurchase agreements with banks and other financial institutions which are deemed by the Adviser to be creditworthy. The Funds bear the risk of loss in the event that the other party to a repurchase agreement defaults on its obligations, and the Funds are prevented from exercising their rights to dispose of the underlying securities received as collateral and the risk of a possible decline in the value of the underlying securities during the period. For financial statement purposes, the Funds record the securities lending collateral (included in Repurchase Agreements, at value or restricted cash) as an asset and the obligation to return securities lending collateral as a liability on the Statements of Assets and Liabilities.

Repurchase agreements are entered into by the Funds under Master Repurchase Agreements (“MRA”) which permit the Funds, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from the Funds.

At October 31, 2015, the open repurchase agreements by counterparty which are subject to a MRA on a net payment basis are as follows:

		Fair Value of Non-cash	Cash Collateral
	Repurchase Agreements	Collateral Received	Received	Net Amount(1)
Global X SuperDividend® ETF
Barclays	$44,000,000	$44,000,000	$-	$-
Deutsche Bank	2,835,301	2,835,301	-	-
Global X SuperDividend® U.S. ETF
Barclays	9,000,000	9,000,000	-	-
Deutsche Bank	1,708,555	1,708,555	-	-
Global X SuperIncome™ Preferred ETF
Deutsche Bank	5,029,200	5,029,200	-	-
Global X Social Media Index ETF
Deutsche Bank	3,529,751	3,529,751	-	-
Global X Guru™ Index ETF
Deutsche Bank	2,487,600	2,487,600	-	-

(1)Net Amount represents the net amount receivable due from the counterparty in the event of default.

Notes to Financial Statements (continued)
October 31, 2015

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

FEDERAL INCOME TAXES – It is each Fund’s intention to qualify, or continue to qualify, as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended. Accordingly, no provisions for Federal income taxes have been made in the financial statements except as described below.

During the year ended October 31, 2015, the Global X SuperIncomeTM Preferred ETF incurred federal excise tax in the amount of $3,118. No other provisions for Federal income taxes have been made in the financial statements.

The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is "more-likely-than-not" (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Funds did not record any tax provisions in the current period; however, management’s conclusions regarding tax positions may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last three tax year ends, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

As of and during the year or period ended October 31, 2015, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period, the Funds did not incur any interest or penalties.

SECURITY TRANSACTIONS AND INVESTMENT INCOME — Security transactions are accounted for on the trade date for financial reporting purposes. Costs used in determining realized gains and losses on the sale of investment securities are based on specific identification. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis from the settlement date.

FOREIGN CURRENCY TRANSACTIONS AND TRANSLATION — The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the relevant rates of exchange prevailing on the respective dates of such transactions. The Funds do not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains and losses on investments on the Statement of Operations. Net realized and unrealized gains and losses on foreign currency transactions and translations represent net foreign exchange gains or losses from foreign currency spot contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent amounts actually received or paid.

Notes to Financial Statements (continued)
October 31, 2015

2. SIGNIFICANT ACCOUNTING POLICIES (concluded)

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS — The Funds distribute their net investment income on a pro rata basis. Any net realized capital gains are distributed annually. All distributions are recorded on the ex-dividend date.

INVESTMENTS IN REITs — With respect to the Funds, dividend income is recorded based on the income included in distributions received from real estate investment trust (“REIT”) investments using published REIT reclassifications, including some management estimates when actual amounts are not available. Distributions received in excess of these estimated amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year end, and may differ from the estimated amounts.

CREATION UNITS — The Funds issue and redeem shares (“Shares”) at Net Asset Value (“NAV”) and only in large blocks of Shares, (each block of Shares for a Fund is called a “Creation Unit” or multiples thereof). Purchasers of Creation Units (“Authorized Participants”) at NAV must pay a standard creation transaction fee per transaction. The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an investor on the same day. An Authorized Participant who holds Creation Units and wishes to redeem at NAV would also pay a standard Redemption Fee per transaction to Brown Brothers Harriman & Co. (“BBH”), the Funds’ custodian (“Custodian”), on the date of such redemption, regardless of the number of Creation Units redeemed that day.

If a Creation Unit is purchased or redeemed for cash, a higher transaction fee will be charged. The following table discloses Creation Unit breakdown:

			Value at
			October 31,
	Creation Unit Shares	Creation Fee	2015	Redemption Fee
Global X SuperDividend® ETF	50,000	$3,800	$1,032,500	$3,800
Global X SuperDividend® U.S. ETF	50,000	750	1,261,500	750
Global X SuperDividend® Emerging Markets ETF	50,000	3,000	686,500	3,000
Global X SuperDividend® REIT ETF	50,000	750	659,000	750
Global X SuperIncome™ Preferred ETF	50,000	500	674,500	500
Global X Social Media Index ETF	50,000	1,000	964,500	1,000
Global X | JPMorgan Efficiente Index ETF	50,000	500	1,186,000	500
Global X | JPMorgan US Sector Rotator Index ETF	50,000	500	1,177,500	500
Global X Permanent ETF	50,000	1,000	1,197,000	1,000
Global X Guru™ Index ETF	50,000	750	1,198,000	750
Global X Guru™ Activist Index ETF	50,000	750	671,000	750
Global X Guru™ International Index ETF	50,000	750	656,500	750
Global X GF China Bond ETF	50,000	1,000	1,878,000	1,000
Global X Scientific Beta US ETF	50,000	2,500	1,233,500	2,500
Global X Scientific Beta Europe ETF	50,000	10,500	1,220,500	10,500
Global X Scientific Beta Japan ETF	50,000	5,500	1,259,500	5,500
Global X Scientific Beta Asia ex-Japan ETF	50,000	11,000	1,081,500	11,000
Global X YieldCo Index ETF	50,000	500	553,000	500

Notes to Financial Statements (continued)
October 31, 2015

3. RELATED PARTY TRANSACTIONS

The Adviser serves as the investment adviser and the administrator for the Funds. Subject to the supervision of the Board of Trustees, the Adviser is responsible for managing the investment activities of the Funds and the Funds’ business affairs and other administrative matters and provides or causes to be furnished all supervisory, administrative and other services reasonably necessary for the operation of the Funds, including certain distribution services (provided pursuant to a separate Distribution Agreement), certain shareholder and distribution-related services (provided pursuant to a separate Rule 12b-1 Plan and related agreements) and investment advisory services (provided pursuant to a separate Investment Advisory Agreement), under what is essentially an "all-in" fee structure. For its service to the Funds, under the Supervision and Administration Agreement, each Fund pays a monthly fee to the Adviser at the annual rate (stated as a percentage of the average daily net assets of the Fund). In addition, the Funds bear other expenses, directly and indirectly, that are not covered by the Supervision and Administration Agreement, which may vary and affect the total expense ratios of the Funds, such as taxes, brokerage fees, commissions, acquired fund fees, and other transaction expenses, interest expenses and extraordinary expenses (such as litigation and indemnification expenses). In addition, the Global X GF China Bond ETF pays custodial fees that are not covered by the Supervision and Administration Agreement. Pursuant to an agreement with the Custodian, the Global X GF China Bond ETF may pay up to 0.10% in Custody Fees (in addition to the Supervision and Administration Fee).

The following table discloses supervision and administration fees pursuant to the agreement:

Supervision and
Administration Fee
Global X SuperDividend® ETF	0.58%
Global X SuperDividend® U.S. ETF	0.45%
Global X SuperDividend® Emerging Markets ETF	0.65%
Global X SuperDividend® REIT ETF	0.58%
Global X SuperIncomeTM Preferred ETF	0.58%
Global X Social Media Index ETF	0.65%
Global X | JPMorgan Efficiente Index ETF	0.69%
Global X | JPMorgan US Sector Rotator Index ETF	0.69%
Global X Permanent ETF	0.48%
Global X GuruTM Index ETF	0.75%
Global X GuruTM Activist Index ETF	0.75%
Global X GuruTM International Index ETF	0.75%
Global X GF China Bond ETF *	0.48%
Global X Scientific Beta US ETF	0.35%
Global X Scientific Beta Europe ETF	0.38%
Global X Scientific Beta Japan ETF	0.38%
Global X Scientific Beta Asia ex-Japan ETF	0.38%
Global X YieldCo Index ETF	0.65%

Notes to Financial Statements (continued)
October 31, 2015

3. RELATED PARTY TRANSACTIONS (continued)

*Pursuant to an Expense Limitation Agreement, the Adviser has agreed to waive or reimburse fees and/or limit Fund expenses to the extent necessary to assure that the operating expenses of the Fund (exclusive of taxes, brokerage fees, commissions, and other transaction expenses, interest and extraordinary expenses (such as litigation and indemnification expenses)) will not exceed 0.50% of the Fund’s average daily net assets per year until at least March 1, 2016. Pursuant to the Expense Limitation Agreement, the Fund (at a later date) may reimburse the Adviser for the fees and expenses it waived or reimbursed and/or limited pursuant to the Expense Limitation Agreement during any of the prior three fiscal years, provided that, among other things, any reimbursement made to the Adviser does not cause Total Annual Fund Operating Expenses of the Fund to exceed 0.50% during the period in which it is paid and the Board of Trustees has approved in advance such reimbursement to the Adviser. At October 31, 2015, the amount of waivers/reimbursements subject to recoupment for Global X GF China Bond ETF are $33,886 expiring in 2018. As of October 31, 2015, there had been no recoupment of previously waived and reimbursed fees.

GF International Investment Management Limited (“Sub-Adviser”), located at Suites 3503-3505, 35/F, Two International Finance Centre, 8 Finance Street, Central, Hong Kong serves as sub-adviser to the Global X GF China Bond ETF. The Sub-Adviser is responsible for the day-to-day investment management of the Global X GF China Bond ETF, subject to the oversight of the Adviser. For the services it provides to the Global X GF China Bond ETF, the Adviser pays the Sub-Adviser a fee equal to 50% of the net profit the Adviser derives from its relationship with the Global X GF China Bond ETF. In addition, the investment sub-advisory agreement requires the Sub-Adviser to pay the Adviser a payment equal to 50% of any amount by which certain administrative and other operating expenses of the Fund exceed the unitary fee paid by the Fund to the Adviser, calculated quarterly.

SEI Investments Global Funds Services (“SEIGFS”) serves as sub-administrator to the Funds. As Sub-Administrator, SEIGFS provides the Funds with the required general administrative services, including, without limitation: office space, equipment, and personnel; clerical and general back office services; bookkeeping, internal accounting and secretarial services; the calculation of NAV; and assistance with the preparation and filing of reports, registration statements, proxy statements, and other materials required to be filed or furnished by the Funds under federal and state securities laws. As compensation for these services, the sub-administrator receives certain out-of-pocket costs, transaction fees, and asset-based fees which are accrued daily and paid monthly by the Adviser.

SEI Investments Distribution Co. (“SIDCO”) serves as each Fund’s underwriter and distributor of Shares pursuant to a distribution agreement. Under the distribution agreement, SIDCO, as agent, receives orders to create and redeem Shares in Creation Unit Aggregations and transmits such orders to the Trust’s custodian and transfer agent. SIDCO has no obligation to sell any specific quantity of Fund Shares. SIDCO bears the following costs and expenses relating to the distribution of Shares: (1) the costs of processing and maintaining records of creations of Creation Units; (2) all costs of maintaining the records required of a registered broker/dealer; (3) the expenses of maintaining its registration or qualification as a dealer or broker under Federal or state laws; (4) filing fees; and (5) all other expenses incurred in connection with the distribution services as contemplated in the distribution agreement. SIDCO receives no fee for its distribution services under the distribution agreement.

BBH, located at 50 Post Office Square, Boston, MA 02110, serves as Custodian of the Funds’ assets. As Custodian, BBH has agreed to (1) make receipts and disbursements of money on behalf of the Funds, (2) collect and receive all income and other payments and distributions on account of the Funds’ portfolio investments, (3) respond to correspondence from shareholders, security brokers and others relating to its duties; and (4) make periodic reports to the Funds concerning the Funds’ operations. BBH does not exercise any supervisory function over the purchase and sale of securities. BBH also serves as the Fund’s transfer agent. As Transfer Agent, BBH has agreed to (1) issue and redeem shares of each Fund, (2) make dividend and other distributions to shareholders of each Fund, (3) respond to

Notes to Financial Statements (continued)
October 31, 2015

3. RELATED PARTY TRANSACTIONS (concluded)

correspondence by shareholders and others relating to its duties; (4) maintain shareholder accounts, and (5) make periodic reports to the Funds. As compensation for these services, BBH receives certain out-of-pocket costs, transaction fees and asset-based fees which are accrued daily and paid monthly by the Adviser from its fees.

4. INVESTMENT TRANSACTIONS

For the year or period ended October 31, 2015, the purchases and sales of investments in securities excluding in-kind transactions, long-term U.S. Government and short-term securities were:

		Sales and
	Purchases	Maturities
Global X SuperDividend® ETF	$258,090,718	$263,012,784
Global X SuperDividend® U.S. ETF	123,014,934	138,466,382
Global X SuperDividend® Emerging Markets ETF	1,214,967	41,983
Global X SuperDividend® REIT ETF	38,909	38,878
Global X SuperIncome™ Preferred ETF	183,319,834	183,753,876
Global X Social Media Index ETF	26,581,658	26,084,317
Global X | JPMorgan Efficiente Index ETF	41,058,174	40,834,753
Global X | JPMorgan US Sector Rotator Index ETF	174,941,766	174,710,368
Global X Permanent ETF	703,180	491,095
Global X Guru™ Index ETF	391,941,017	394,407,177
Global X Guru™ Activist Index ETF	1,305,452	1,297,441
Global X Guru™ International Index ETF	2,158,781	2,165,741
Global X GF China Bond ETF	77,653,616	44,099,554
Global X Scientific Beta US ETF	519,013	508,217
Global X Scientific Beta Europe ETF	447,613	422,546
Global X Scientific Beta Japan ETF	521,790	503,219
Global X Scientific Beta Asia ex-Japan ETF	1,941,175	1,304,666
Global X YieldCo Index ETF	691,091	671,448

For the year ended October 31, 2015, the purchases and sales of long-term U.S. Government securities were:

		Sales and
	Purchases	Maturities
Global X Permanent ETF	$3,297,523	$2,417,392

Notes to Financial Statements (continued)
October 31, 2015

4. INVESTMENT TRANSACTIONS (concluded)

For the year or periods ended October 31, 2015 in-kind transactions associated with creations and redemptions were:

		Sales and	Realized
	Purchases	Maturities	Gain
Global X SuperDividend® ETF	$101,430,555	$95,779,030	$7,033,898
Global X SuperDividend® U.S. ETF	113,364,881	51,541,836	5,510,557
Global X SuperDividend® Emerging Markets ETF	2,727,482	-	-
Global X SuperDividend® REIT ETF	4,298,312	-	-
Global X SuperIncome™ Preferred ETF	143,517,095	48,396,514	598,502
Global X Social Media Index ETF	45,438,519	94,218,207	7,918,432
Global X | JPMorgan Efficiente Index ETF	23,753,014	16,203,931	95,084
Global X | JPMorgan US Sector Rotator Index ETF	28,317,222	14,354,708	21,181
Global X Permanent ETF	1,731,998	597,499	80,850
Global X Guru™ Index ETF	11,925,032	243,540,847	17,920,882
Global X Guru™ Activist Index ETF	2,997,065	-	-
Global X Guru™ International Index ETF	-	758,840	34,757
Global X GF China Bond ETF	-	-	-
Global X Scientific Beta US ETF	2,489,675	-	-
Global X Scientific Beta Europe ETF	2,481,275	-	-
Global X Scientific Beta Japan ETF	2,496,883	-	-
Global X Scientific Beta Asia ex-Japan ETF	1,903,496	-	-
Global X YieldCo Index ETF	4,344,899	-	-

For the year or periods ended October 31, 2014, in-kind transactions associated with creations and redemptions were:

		Sales and
	Purchases	Maturities	Realized Gain
Global X SuperDividend® ETF	$291,318,883	$46,485,624	$6,877,254
Global X SuperDividend® U.S. ETF	226,952,335	15,011,076	3,725,106
Global X SuperIncomeTM Preferred ETF	117,436,325	13,616,202	873,051
Global X Social Media Index ETF	102,815,373	67,464,717	13,728,822
Global X | JPMorgan Efficiente Index ETF	2,494,440	-	-
Global X | JPMorgan US Sector Rotator Index ETF	2,502,135	-	-
Global X Permanent ETF	602,819	4,899,378	47,979
Global X GuruTM Index ETF	568,383,721	403,551,463	37,571,401
Global X GuruTM International Index ETF	3,080,436	734,683	66,415

Notes to Financial Statements (continued)
October 31, 2015

5. TAX INFORMATION

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to undistributed net investment income (loss), accumulated net realized gain (loss) or paid-in capital, as appropriate, in the period that the differences arise.

The following differences, primarily attributable to foreign currency, redemptions in-kind, REIT adjustments, MLP dividends, return of capital distribution and sales of passive foreign investment companies have been reclassified to/from the following accounts during the fiscal year ended October 31, 2015:

Global X Funds	Paid-in Capital	Undistributed Net Investment Income	Accumulated Net Realized Gain (Loss)
Global X SuperDividend® ETF	$5,606,903	$5,015,299	$(10,622,202)
Global X SuperDividend® U.S. ETF	(1,565,208)	1,705,156	(139,948)
Global X SuperDividend® Emerging Markets ETF	–	(4,975)	4,975
Global X SuperDividend® REIT ETF	–	16,711	(16,711)
Global X SuperIncome™ Preferred ETF	287,080	251,009	(538,089)
Global X Social Media Index ETF	6,875,705	(14,727)	(6,860,978)
Global X | JPMorgan Efficiente Index ETF	91,103	38,677	(129,780)
Global X | JPMorgan US Sector Rotator Index ETF	21,181	–	(21,181)
Global X Permanent ETF	80,850	2,291	(83,141)
Global X Guru™ Index ETF	18,007,483	(214,812)	(17,792,671)
Global X Guru™ International Index ETF	33,893	–	(33,893)
Global X GF China Bond ETF	(94,278)	(632,613)	726,891
Global X Scientific Beta US ETF	–	438	(438)
Global X Scientific Beta Europe ETF	–	808	(808)
Global X Scientific Beta Japan ETF	–	197	(197)
Global X Scientific Beta Asia ex-Japan ETF	–	3,539	(3,539)
Global X YieldCo Index ETF	–	(6,081)	6,081

These reclassifications have no impact on net assets or net asset value per share.

Notes to Financial Statements (continued)
October 31, 2015

5. TAX INFORMATION (continued)

The tax character of dividends and distributions declared during the years or periods ended October 31, 2015 and October 31, 2014 were as follows:

Global X Funds	Ordinary Income	Long-Term Capital Gain	Return of Capital	Totals

Global X SuperDividend® ETF
2015	$63,792,396	$1,980,361	$–	$65,772,757
2014	55,528,000	–	–	55,528,000
Global X SuperDividend® U.S. ETF
2015	$13,048,101	$–	$7,048,014	$20,096,115
2014	5,177,061	–	617,714	5,794,775
Global X SuperDividend® Emerging Markets ETF
2015	$110,575	$–	$–	$110,575
Global X SuperDividend® REIT ETF
2015	$113,850	$–	$–	$113,850
Global X SuperIncome™ Preferred ETF
2015	$16,693,614	$–	$–	$16,693,614
2014	6,808,392	–	–	6,808,392
Global X Social Media Index ETF
2015	$57,330	$–	$–	$57,330
2014	1,764	–	–	1,764
Global X | JPMorgan Efficiente Index ETF
2015	$15,956	$–	$–	$15,956
2014	–	–	–	–
Global X | JPMorgan US Sector Rotator Index ETF
2015	$35,570	$–	$–	$35,570
2014	–	–	–	–
Global X Permanent ETF
2015	$105,609	$–	$–	$105,609
2014	217,578	47,821	–	265,399
Global X Guru™ Index ETF
2015	$4,215,674	$–	$–	$4,215,674
2014	424,270	50,647	–	474,917
Global X Guru™ International Index ETF
2015	$16,359	$–	$–	$16,359
2014	–	–	–	–
Global X GF China Bond ETF
2015	$1,077,663	$–	$206,554	$1,284,217
Global X YieldCo Index ETF
2015	$33,750	$–	$–	$33,750

Notes to Financial Statements (continued)
October 31, 2015

5. TAX INFORMATION (continued)

As of October 31, 2015, the components of tax basis distributable earnings (accumulated losses) were as follows:

	Global X Funds
	Global X SuperDividend® ETF	Global X SuperDividend® U.S. ETF	Global X SuperDividend® Emerging Markets ETF	Global X SuperDividend® REIT ETF	Global X SuperIncome™ Preferred ETF
Undistributed Ordinary Income	$3,773,985	$—	$48,776	$24,015	$542,070
Capital Loss Carryforwards	(43,826,894)	(17,160,697)	(6,022)	(321)	(7,792,207)
Unrealized Appreciation (Depreciation) on Investments and Foreign Currency	(99,452,280)	(18,715,399)	(494,439)	(372,987)	(17,744,104)
Other Temporary Differences	1	—	(2)	—	(464,845)
Total Distributable Earnings	$(139,505,188)	$(35,876,096)	$(451,687)	$(349,293)	$(25,459,086)

	Global X Funds
	Global X Social Media Index ETF	Global X | JPMorgan Efficiente Index ETF	Global X | JPMorgan US Sector Rotator Index ETF	Global X Permanent ETF	Global X Guru™ Index ETF
Undistributed Ordinary Income	$6,657	$256,863	$131,977	$91,966	$578,657
Capital Loss Carryforwards	(8,366,075)	(2,118,785)	(2,519,657)	(427,671)	(14,096,223)
Unrealized Appreciation (Depreciation) on Investments and Foreign Currency	(17,425,251)	17,210	(81,564)	(890,634)	(10,433,765)
Other Temporary Differences	4	—	—	—	—
Total Distributable Earnings	$(25,784,665)	$(1,844,712)	$(2,469,244)	$(1,226,339)	$(23,951,331)

	Global X Funds
	Global X Guru™ Activist Index ETF	Global X Guru™ International Index ETF	Global X GF China Bond ETF	Global X Scientific Beta US ETF	Global X Scientific Beta Europe ETF
Undistributed Ordinary Income	$11,721	$18,012	$—	$18,289	$31,100
Capital Loss Carryforwards	(214,336)	(150,303)	—	(16,868)	(9,104)
Unrealized Appreciation (Depreciation) on Investments and Foreign Currency	(111,906)	(163,602)	(423,463)	(24,908)	(70,206)
Other Temporary Differences	—	—	—	(1)	—
Total Distributable Earnings	$(314,521)	$(295,893)	$(423,463)	$(23,488)	$(48,210)

Notes to Financial Statements (continued)
October 31, 2015

5. TAX INFORMATION (continued)

	Global X Funds
	Global X Scientific Beta Japan ETF	Global X Scientific Beta Asia ex-Japan ETF	Global X YieldCo Index ETF
Undistributed Ordinary Income	$18,478	$51,090	$12,245
Capital Loss Carryforwards	—	(100,432)	(151,516)
Unrealized Appreciation (Depreciation) on Investments and Foreign Currency	(6,938)	(287,820)	(893,169)
Other Temporary Differences	1	1	—
Total Distributable Earnings	$11,541	$(337,161)	$(1,032,440)

For taxable years beginning after December 22, 2010, a RIC is permitted to carry forward net capital losses to offset capital gains realized in later years, and the losses carried forward retain their original character as either long-term or short-term losses. Net capital losses of a RIC realized in taxable years beginning before that date (pre-2011 losses) can be carried forward up to 8 years and are characterized in later years as short-term losses. If a Fund uses pre-2011 loss carryforwards in later years, the carryforwards will not reduce the Fund’s current earnings and profits, while loss carryforwards from later years will reduce the Fund’s current earnings and profits. To the extent that later year capital gains are offset by pre-2011 loss carryforwards, distributions of such gains will be treated as ordinary dividend distributions. Losses carried forward under these new provisions are as follows:

	Short-Term	Long-Term
Global X Funds	Loss	Loss	Total
Global X SuperDividend® ETF	$20,935,291	$22,891,603	$43,826,894
Global X SuperDividend® U.S. ETF	17,160,697	-	17,160,697
Global X SuperDividend® Emerging Markets ETF	6,022	-	6,022
Global X SuperDividend® REIT ETF	321	-	321
Global X SuperIncomeTM Preferred ETF	5,202,365	2,589,842	7,792,207
Global X Social Media Index ETF	4,255,564	4,110,511	8,366,075
Global X JPMorgan Efficiente Index ETF	2,118,785	-	2,118,785
Global X JPMorgan US Sector Rotator Index ETF	2,519,657	-	2,519,657
Global X Permanent ETF	392,694	34,977	427,671
Global X GuruTM Index ETF	14,096,223	-	14,096,223
Global X GuruTM Activist Index ETF	214,336	-	214,336
Global X GuruTM International Index ETF	148,934	1,369	150,303
Global X Scientific Beta US ETF	16,868	-	16,868
Global X Scientific Beta Europe ETF	9,104	-	9,104
Global X Scientific Beta Asia ex-Japan ETF	100,432	-	100,432
Global X YieldCo Index ETF	151,516	-	151,516

During the year ended October 31, 2015 the following funds utilized capital loss carryforwards to offset capital gains amounting to:

Global X Funds
Global X SuperDividend® U.S. ETF	$428,615
Global X Social Media Index ETF	188,749
Global X GuruTM Index ETF	3,586,223

Notes to Financial Statements (continued)
October 31, 2015

5. TAX INFORMATION (concluded)

The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments held by the Funds at October 31, 2015 were as follows:

Global X Funds	Federal Tax Cost	Aggregated Gross Unrealized Appreciation	Aggregated Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Global X SuperDividend® ETF	$1,024,168,158	$69,962,834	$(169,385,128)	$(99,422,294)
Global X SuperDividend® U.S. ETF	303,924,708	15,805,899	(34,521,298)	(18,715,399)
Global X SuperDividend® Emerging Markets ETF	3,916,859	150,369	(644,160)	(493,791)
Global X SuperDividend® REIT ETF	4,303,760	525	(373,525)	(373,000)
Global X SuperIncome™ Preferred ETF	259,356,236	2,378,808	(20,122,912)	(17,744,104)
Global X Social Media Index ETF	98,456,366	7,348,736	(24,773,932)	(17,425,196)
Global X | JPMorgan Efficiente Index ETF	8,290,672	27,812	(10,602)	17,210
Global X | JPMorgan US Sector Rotator Index ETF	14,217,146	184,916	(266,480)	(81,564)
Global X Permanent ETF	11,625,832	441,399	(1,332,033)	(890,634)
Global X Guru™ Index ETF	197,405,059	13,442,848	(23,876,613)	(10,433,765)
Global X Guru™ Activist Index ETF	2,790,717	113,658	(225,564)	(111,906)
Global X Guru™ International Index ETF	1,475,665	84,797	(248,399)	(163,602)
Global X GF China Bond ETF	35,526,923	303,075	(669,948)	(366,873)
Global X Scientific Beta US ETF	2,483,515	35,763	(60,671)	(24,908)
Global X Scientific Beta Europe ETF	2,502,821	94,850	(165,050)	(70,200)
Global X Scientific Beta Japan ETF	2,521,830	129,985	(136,845)	(6,860)
Global X Scientific Beta Asia ex-Japan ETF	2,444,743	114,826	(402,615)	(287,789)
Global X YieldCo Index ETF	4,710,561	4,956	(898,125)	(893,169)

The preceding differences between book and tax cost are primarily due to mark-to-market treatment of passive foreign investment companies, MLP adjustments and wash sales.

6. CONCENTRATION OF RISKS

The Funds invest in securities of foreign issuers in various countries. These investments may involve certain considerations and risks not typically associated with investments in the United States as a result of, among other factors, the possibility of future political and economic developments and the level of governmental supervision and regulation of securities markets in the respective countries.

The securities markets of emerging countries are less liquid, subject to greater price volatility, and have a smaller market capitalization than those of U.S. securities markets. In certain countries, there may be fewer publicly traded securities and the market may be dominated by a few issuers or sectors. Issuers and securities markets in such countries are not subject to as extensive and frequent accounting, financial and other reporting requirements or as comprehensive government regulations as are issuers and securities markets in the U.S. In particular, the assets and profits appearing on the financial statements of emerging country issuers may not reflect their financial position or results of operations in the same manner as financial statements for U.S. issuers. Substantially less information may be publicly available about emerging country issuers than is available about issuers in the United States.

The Funds may be subject to taxes imposed by countries in which they invest. Such taxes are generally based on either income or gains earned or repatriated. The Funds accrue and apply such taxes to net

Notes to Financial Statements (continued)
October 31, 2015

6. CONCENTRATION OF RISKS (concluded)

investment income, net realized gains and net unrealized gains as income and/or capital gains are earned.

The Funds (other than the Global X GF China Bond ETF and the Global X Permanent ETF) use a replication strategy. A replication strategy is an indexing strategy that involves investing in the securities of an underlying index in approximately the same proportions as in the underlying index. The Funds (other than the Global X GF China Bond ETF and the Global X Permanent ETF) may utilize a representative sampling strategy with respect to their underlying indices when a replication strategy might be detrimental to their shareholders, such as when there are practical difficulties or substantial costs involved in compiling a portfolio of equity securities to follow their underlying indices, or, in certain instances, when securities in the underlying indices become temporarily illiquid, unavailable or less liquid, or due to legal restrictions (such as diversification requirements that apply to the Funds but not the underlying indices).

Because of the practical difficulties and expense of purchasing all of the securities in their respective underlying indexes, the Global X GF China Bond ETF and the Global X Permanent ETF do not expect to purchase all of the securities in their underlying indexes. Instead, the Adviser will utilize a “sampling” methodology in seeking to achieve the Funds’ objective. As such, the Funds may purchase a subset of the securities in their respective underlying index in an effort to hold a portfolio of securities with generally the same risk and return characteristics of the underlying index.

7. LOANS OF PORTFOLIO SECURITIES

The Funds may lend portfolio securities having a market value up to one-third of the Funds’ total assets. Security loans made pursuant to a securities lending agreement are required at all times to be secured by collateral equal to at least 102% for U.S.-based securities and 105% for foreign-based securities. Such collateral received in connection with these loans will be cash and can be invested in repurchase agreements or U.S. Treasury obligations and is recognized in the Schedule of Investments and Statement of Assets and Liabilities. The obligation to return securities lending collateral is also recognized as a liability in the Statement of Assets and Liabilities. It is the Funds’ policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Funds if and to the extent that the market value of the securities loans were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Funds could also experience delays and costs in gaining access to the collateral. The Funds bear the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested.

As of October 31, 2015 the value of securities on loan was $44,921,955, $10,251,104, $4,907,868, $3,423,061 and $2,248,289 for the Global X SuperDividend® ETF, Global X SuperDividend® U.S. ETF, Global X SuperIncome™ Preferred ETF, Global X Social Media Index ETF and Global X Guru™ Index ETF, respectively and the value of securities purchased with the cash collateral held from securities on loan was $46,835,301, $10,708,555, $5,029,200, $3,529,751 and $2,487,600 for the Global X SuperDividend® ETF, Global X SuperDividend® U.S. ETF, Global X SuperIncome™ Preferred ETF, Global X Social Media Index ETF and Global X Guru™ Index ETF, respectively.

Notes to Financial Statements (continued)
October 31, 2015

7. LOANS OF PORTFOLIO SECURITIES (concluded)

At October 31, 2015, the following Funds had securities on loan, by counterparty:

	Market Value	Cash Collateral
Global X SuperDividend® ETF
Barclays	$4,718,012	$4,922,675
BNP Prime Brokerage	5,010,295	5,226,565
Citigroup	1,599,108	1,635,350
Credit Suisse	208,538	217,500
Goldman Sachs & Co.	9,637,618	10,108,143
JPMorgan	5,923,502	6,130,502
Merrill Lynch Pierce Fenner & Smith	215,334	220,500
Morgan Stanley	705,496	748,200
National Financial Services	6,517,220	6,778,750
Nomura Securities	10,386,832	10,847,116
Global X SuperDividend® U.S. ETF
Barclays	2,755,500	2,901,600
BMO Capital Markets	4,401,815	4,564,000
Deutsche Bank	1,072,040	1,124,250
Goldman Sachs & Co.	90,489	97,300
Jefferies & Co.	177,614	182,400
JPMorgan	65,380	70,301
Merrill Lynch Pierce Fenner & Smith	272,938	286,800
Morgan Stanley	1,415,328	1,481,904
Global X SuperIncome™ Preferred ETF
Citigroup	10,156	10,400
Deutsche Bank	1,334,614	1,372,400
JPMorgan	27,210	28,000
Merrill Lynch Pierce Fenner & Smith	1,677,736	1,719,900
Morgan Stanley	4,758	5,000
National Financial Services	1,003,969	1,024,250
Wells Fargo Securities	849,425	869,250
Global X Social Media Index ETF
Barclays	418,880	434,000
Citigroup	115,950	112,500
Credit Suisse	1,023,897	1,060,702
Merrill Lynch Pierce Fenner & Smith	140,134	137,199
Morgan Stanley	767,312	785,400
National Financial Services	148,104	153,450
UBS Securities	808,784	846,500
Global X Guru™ Index ETF
JPMorgan	1,136,556	1,301,400
Pershing	1,111,733	1,186,200

Notes to Financial Statements (concluded)
October 31, 2015

8. CONTRACTUAL OBLIGATIONS

The Funds enter into contracts in the normal course of business that contain a variety of indemnifications. The Funds’ maximum exposure under these arrangements is unknown; however the Funds have not had prior gains or losses pursuant to these contracts. Management has reviewed the Funds’ existing contracts and expects the risk of loss to be remote.

Pursuant to the Trust’s organizational documents, the Trustees of the Trust and the Trust’s officers are indemnified against certain liabilities that may arise out of the performance of their duties.

9. SHARE SPLIT

Effective March 11, 2015, the Global X GF China Bond ETF executed a share split after the close of markets on March 10, 2015. The effect of this transaction was to multiply the number of outstanding shares of the Fund by two, resulting in a corresponding proportionate decrease in the net asset value per share. The capital share activity presented in the statement of changes in net assets and per share data in the financial highlights has been given retroactive effect to reflect these share splits. There were no changes in net assets, results of operations or total return as a result of these transactions.

10. NEW ACCOUNTING PRONOUNCEMENT

In June 2014, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2014-11, Transfers and Servicing (Topic 860): Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures. ASU 2014-11 changes the accounting for repurchase-to-maturity transactions and repurchase financing arrangements and requires enhanced disclosures about repurchase agreements and other similar transactions. This update requires repurchase-to-maturity transactions to be accounted for as secured borrowings. This update also eliminates existing guidance for repurchase financings and requires instead that entities consider the initial transfer and the related repurchase agreement separately when applying the derecognition requirements under U.S. GAAP. The accounting changes in this update are effective for fiscal periods and interim periods beginning after December 15, 2014, and early adoption is prohibited. At this time, management is currently evaluating the implications of ASU No. 2014-11 and its impact on the Funds’ financial statement disclosures has not yet been determined.

11. SUBSEQUENT EVENTS

The Funds have been evaluated regarding the need for additional disclosures and/or adjustments resulting from subsequent events. Based on this evaluation, no additional disclosure or adjustments were required to the financial statements as of the date the financial statements were issued, except as follows:

Subsequent to October 31, 2015, the following investment portfolios were added to the Trust: Global X Internet of Things ETF, Global X Healthy Lifestyle ETF, Global X Big Data ETF, Global X FinTech ETF, and Global X Conscious Companies ETF.

Report of Independent Registered Public Accounting Firm
October 31, 2015

The Board of Trustees and Shareholders of Global X Funds

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Global X SuperDividend® ETF, Global X SuperDividend® U.S. ETF, Global X SuperDividend® Emerging Markets ETF, Global X SuperDividend® REIT ETF, Global X SuperIncomeTM Preferred ETF, Global X Social Media Index ETF, Global X | JPMorgan Efficiente Index ETF, Global X | JPMorgan US Sector Rotator Index ETF, Global X Permanent ETF, Global X GuruTM Index ETF, Global X GuruTM Activist Index ETF, Global X GuruTM International Index ETF, Global X GF China Bond ETF, Global X Scientific Beta US ETF, Global X Scientific Beta Europe ETF, Global X Scientific Beta Japan ETF, Global X Scientific Beta Asia ex-Japan ETF, and Global X YieldCo Index ETF (eighteen of the series constituting the Global X Funds) (the “Funds”) as of October 31, 2015, and the related statements of operations for the year or period then ended, the statements of changes in net assets for each of the two years or periods then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Funds’ internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2015, by correspondence with the custodian and brokers, or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the Funds listed above at October 31, 2015, the results of their operations for the year or period then ended, the changes in their net assets for each of the two years or periods then ended, and their financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

Philadelphia, Pennsylvania

December 30, 2015

Disclosure of Fund Expenses (unaudited)

All ETFs have operating expenses. As a shareholder of an ETF, your investment is affected by these ongoing costs, which include (among others) costs for ETF management, administrative services, commissions, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns. In addition, a shareholder is responsible for brokerage fees as a result of their investment in a Fund.

Operating expenses such as these are deducted from an ETF’s gross income and directly reduce its final investment return. These expenses are expressed as a percentage of the ETF’s average net assets; this percentage is known as the ETF’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (May 1, 2015 through October 31, 2015).

The table on the next page illustrates your Fund’s costs in two ways:

Actual Fund Return. This section helps you to estimate the actual expenses that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other funds.

NOTE: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

Disclosure of Fund Expenses (unaudited) (continued)

	Beginning Account Value 5/1/2015	Ending Account Value 10/31/2015	Annualized Expense Ratios	Expenses Paid During Period(1)
Global X SuperDividend® ETF
Actual Fund Return	$1,000.00	$891.80	0.58%	$2.77
Hypothetical 5% Return	1,000.00	1,022.28	0.58	2.96
Global X SuperDividend® U.S.ETF
Actual Fund Return	$1,000.00	$920.10	0.45%	$2.18
Hypothetical 5% Return	1,000.00	1,022.94	0.45	2.29
Global X SuperDividend® Emerging Markets ETF
Actual Fund Return	$1,000.00	$773.50	0.65%	$2.91
Hypothetical 5% Return	1,000.00	1,021.93	0.65	3.31
Global X SuperDividend® REIT ETF
Actual Fund Return	$1,000.00	$904.20	0.53%	$2.54
Hypothetical 5% Return	1,000.00	1,022.53	0.53	2.70
Global X SuperIncome™ Preferred ETF
Actual Fund Return	$1,000.00	$955.90	0.58%	$2.86
Hypothetical 5% Return	1,000.00	1,022.28	0.58	2.96
Global X Social Media Index ETF
Actual Fund Return	$1,000.00	$948.80	0.65%	$3.19
Hypothetical 5% Return	1,000.00	1,021.93	0.65	3.31
Global X | JPMorgan Efficiente Index ETF
Actual Fund Return	$1,000.00	$911.30	0.69%	$3.32
Hypothetical 5% Return	1,000.00	1,021.73	0.69	3.52
Global X | JPMorgan US Sector Rotator Index ETF
Actual Fund Return	$1,000.00	$955.00	0.69%	$3.40
Hypothetical 5% Return	1,000.00	1,021.73	0.69	3.52
Global X Permanent ETF
Actual Fund Return	$1,000.00	$980.30	0.48%	$2.40
Hypothetical 5% Return	1,000.00	1,022.79	0.48	2.45
Global X Guru™ Index ETF
Actual Fund Return	$1,000.00	$899.40	0.75%	$3.59
Hypothetical 5% Return	1,000.00	1,021.42	0.75	3.82
Global X Guru™ Activist Index ETF
Actual Fund Return	$1,000.00	$897.70	0.75%	$3.59
Hypothetical 5% Return	1,000.00	1,021.42	0.75	3.82
Global X Guru™ International Index ETF
Actual Fund Return	$1,000.00	$867.20	0.75%	$3.53
Hypothetical 5% Return	1,000.00	1,021.42	0.75	3.82
Global X GF China Bond ETF
Actual Fund Return	$1,000.00	$1,013.40	0.50%	$2.54
Hypothetical 5% Return	1,000.00	1,022.68	0.50	2.55
Global X Scientific Beta US ETF
Actual Fund Return(2)	$1,000.00	$990.80	0.35%	$1.64
Hypothetical 5% Return	1,000.00	1,023.45	0.35	1.77
Global X Scientific Beta Europe ETF
Actual Fund Return(2)	$1,000.00	$980.70	0.38%	$1.77
Hypothetical 5% Return	1,000.00	1,023.30	0.38	1.93
Global X Scientific Beta Japan ETF
Actual Fund Return(2)	$1,000.00	$1,004.80	0.38%	$1.79
Hypothetical 5% Return	1,000.00	1,023.30	0.38	1.93

Disclosure of Fund Expenses (unaudited) (concluded)

	Beginning Account Value 5/1/2015	Ending Account Value 10/31/2015	Annualized Expense Ratios	Expenses Paid During Period(1)
Global X Scientific Beta Asia ex-Japan ETF
Actual Fund Return(2)	$1,000.00	$869.00	0.38%	$1.67
Hypothetical 5% Return	1,000.00	1,023.30	0.38	1.93
Global X YieldCo Index ETF
Actual Fund Return(3)	$1,000.00	$736.10	0.65%	$2.43
Hypothetical 5% Return	1,000.00	1,021.95	0.65	3.29

(1)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied 184/365 (to reflect the one-half year period), unless otherwise noted.
(2)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied 173/365 (to reflect the period from inception to date.)
(3)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied 158/365 (to reflect the period from inception to date.)

APPROVAL OF INVESTMENT ADVISORY AGREEMENT(unaudited)

Section 15(c) of the Investment Company Act of 1940, as amended ("1940 Act"), requires the board of trustees of an exchange-traded fund (“ETF”), including a majority of those trustees who are not "interested persons" of the ETF, as defined in the 1940 Act ("Independent Trustees"), consider on an initial basis and periodically thereafter (as required by the 1940 Act), at an in person meeting called for such purpose, the terms of each fund’s investment advisory agreement and whether to approve entering into, or renewing, each agreement.

At a Board meeting held on April 21, 2015, the Board of Trustees (including the Trust’s Independent Trustees voting separately) initially considered and unanimously approved (i) the initial Investment Advisory Agreement for the Global X YieldCo Index ETF and (ii) the Supervision and Administration Agreement between the Trust, on behalf of the Global X YieldCo Index ETF, and Global X Management Company (“Global X Management”). At a quarterly Board meeting held on March 10, 2015, the Board of Trustees (including the Trust’s Independent Trustees voting separately) initially considered and unanimously approved (i) the initial Investment Advisory Agreement for the Global X Scientific Beta US ETF, Global X Scientific Beta Europe ETF, Global X Scientific Beta Asia ex-Japan ETF, and Global X Scientific Beta Japan ETF and (ii) the Supervision and Administration Agreement between the Trust, on behalf of these funds, and Global X Management.

The Global X YieldCo Index ETF, Global X Scientific Beta US ETF, Global X Scientific Beta Europe ETF, Global X Scientific Beta Asia ex-Japan ETF, and Global X Scientific Beta Japan ETF are referred to herein as the “New Funds.” The Investment Advisory Agreements and Supervision and Administration Agreements for each New Fund are referred to herein as the “New Fund Agreements.”

In advance of the Board meeting, the Board (including the Trust’s Independent Trustees) and the Independent Trustees’ independent legal counsel requested (in writing) detailed information from Global X Management in connection with their consideration of the New Fund Agreements and received and reviewed written responses from Global X Management and supporting materials relating to those requests for information. In the course of their consideration of the New Fund Agreements, the Trust’s Independent Trustees were advised by their counsel and, in addition to meeting with management of Global X Management, they met separately in executive session with their counsel.

In determining to approve the New Fund Agreements for each New Fund, the Board considered a variety of factors, including the factors discussed at greater detail below. After full consideration of the factors below, as well as other factors that were instructive in their consideration, the Board, including all of the Trust’s Independent Trustees voting separately, concluded, in the exercise of their business judgement, that the New Fund Agreements were fair and reasonable and in the best interest of each New Fund. In reaching this decision, the Board did not assign relative weights to the factors discussed below nor did the Board deem any one factor or group of them to be controlling in and of themselves. Each member of the Board may have afforded different weight to the various factors.

Nature, Extent and Quality of Services

With respect to this factor, the Board considered:

•	the terms of the New Fund Agreements and the range of services to be provided to each New Fund in accordance with the New Fund Agreements;

•	Global X Management’s key personnel and the portfolio managers who would provide investment advisory services to each New Fund;

•	Global X Management’s responsibilities under the New Fund Agreements to, among other things, (i) manage the investment operations of each New Fund and the composition of each New Fund’s assets, including the purchase, retention and disposition of its holdings, (ii) provide quarterly reports to the Trust’s officers and the Board and other reports as the Board deems necessary or appropriate, (iii) vote proxies, exercise consents, and exercise all other rights

APPROVAL OF INVESTMENT ADVISORY AGREEMENT(unaudited)

appertaining to securities and assets held by each New Fund, (iv) select broker-dealers to execute portfolio transactions for each New Fund when necessary, (v) assist in the preparation and filing of reports and proxy statements (if any) to the shareholders of each New Fund, the periodic updating of the registration statement, prospectuses, statement of additional information, and other reports and documents for each New Fund that are required to be filed by the Trust with the Securities and Exchange Commission ("SEC") and other regulatory or governmental bodies, and (vi) monitor anticipated purchases and redemptions of the shares (including creation units) of each New Fund by shareholders and new investors;

•	the nature, extent and quality of Global X Management’s services (including advisory, administrative and compliance services) that would be made available to each New Fund; and

•	the quality of Global X Management’s resources and personnel that would be made available to each New Fund, including Global X Management’s experience and the professional qualifications of Global X Management’s key personnel.

Based on these considerations, the Board concluded that it was satisfied with the nature, extent and quality of the services to be provided to each New Fund.

Performance

The Board determined that because each New Fund had not commenced operations, meaningful data relating to investment performance of each New Fund was not available and, therefore, could not be a factor in approving the New Fund Agreements.

Cost of Services and Profitability

With respect to this factor, the Board considered:

•	Global X Management’s expected costs to provide investment management, supervision and administrative and related services to each New Fund;

•	The unitary fee (including the proposed investment advisory fee) ("Management Fee") that was proposed to be borne by each New Fund under the New Fund Agreements for the investment advisory, supervisory and administrative services that each New Fund requires under a unitary fee structure (including the types of fees and expenses that are not included within the unitary fee and would be borne by each New Fund); and

•	the expected profitability to Global X Management, if any, from all services to be provided to each New Fund and all aspects of the relationship between Global X Management and each New Fund.

Based on these considerations, the Board concluded that the proposed Management Fee rate paid by each Fund to Global X Management, in light of the nature, extent and quality of the services provided, was reasonable and in the best interests of Fund shareholders.

Comparison of Fees and Services

With respect to this factor, the Board considered:

•	comparative information with respect to the proposed Management Fee to be paid to Global X Management by each New Fund. In connection with this consideration, Global X Management provided the Board with comparative expense data for each New Fund, including fees paid by unaffiliated comparable specialized and/or focused exchange-traded funds and/or other registered funds

•	the structure of the proposed unitary Management Fee (which includes as one component the proposed investment advisory fee for each New Fund) and the expected total expense ratios for each New Fund. In this regard, the Board took into consideration that the purpose of adopting a

APPROVAL OF INVESTMENT ADVISORY AGREEMENT(unaudited)

unitary Management Fee structure for each New Fund was to create a simple, all-inclusive fee that would provide a level of predictability with respect to the overall expense ratio (i.e., the total fees) of each New Fund and that the proposed Management Fee for each New Fund was set at a competitive fee to make each New Fund viable in the marketplace. The Board also took into consideration that each New Fund, unlike other series of the Trust, would invest substantially in other exchange traded funds, and that the unitary fee for each New Fund is based on services provided that will be in addition to, rather than duplicative of, the services provided under the advisory contract(s) of any exchange traded fund in which a New Fund may invest ; and

•	that Global X Management would be responsible for most ordinary expenses of each New Fund, including the costs of various third-party services required by each New Fund, including investment advisory, administrative, audit, certain custody, portfolio accounting, legal, transfer agency and printing costs, but that each New Fund would bear other expenses not covered under the proposed all-inclusive Management Fee, such as taxes, brokerage fees, commissions, and other transaction expenses, interest expenses, and extraordinary expenses.

Based on these considerations, the Board concluded that it would be in the best interest of the New Funds and their shareholders to approve the New Fund Agreements.

Economies of Scale

With respect to this factor, the Board considered:

•	the extent to which economies of scale would be realized as each New Fund grows and whether the proposed unitary Management Fee for each New Fund reflected these economies of scale;

•	the significant investment of time, personnel and other resources that Global X Management intends to made in each New Fund in order to seek to assure that each New Fund is attractive to investors; and

•	that the proposed unitary Management Fee would provide a high level of certainty as to the total level of expenses for each New Fund and its shareholders.

Based on these considerations, the Board concluded that approval of the proposed Management Fee for each New Fund was reasonable.

Other Benefits

In considering the New Fund Agreements, in addition to the categories discussed above, the Board considered other benefits that may be realized by Global X Management as a result of its relationships with each New Fund. As a result, the Board concluded that, in the exercise of its business judgement, all information it considered supported approval of the New Fund Agreements.

Supplemental Information (unaudited)

Net asset value, or “NAV”, is the price per Share at which the Funds issue and redeem Shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The “Market Price” of the Funds generally is determined using the midpoint between the highest bid and the lowest offer on the stock exchange on which the Shares of the Funds are listed for trading, as of the time that the Funds’ NAV is calculated. The Funds’ Market Price may be at, above or below their NAV. The NAV of the Funds will fluctuate with changes in the market value of the Funds’ holdings. The Market Price of the Funds will fluctuate in accordance with changes in its NAV, as well as market supply and demand.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of the Funds on a given day, generally at the time NAV is calculated. A premium is the amount that the Funds are trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that the Funds are trading below the reported NAV, expressed as a percentage of the NAV.

Further information regarding premiums and discounts is available on the Funds’ website at www.GlobalXFunds.com

Trustees and Officers of the Trust (unaudited)

Set forth below are the names, addresses, year of birth, position with the Trust, Term of Office and Length of Time Served, the principal occupations for the last five years, number of Funds in fund complex overseen by Trustee, and other directorships outside the fund complex of each of the persons currently serving as Trustees and Officers of the Trust.

Name, Address (Year of Birth)	Position(s) Held with Funds	Principal Occupation(s) During the Past 5 Years	Number of Funds in Trust Overseen by Trustee	Other Directorships Held by Trustees
Independent Trustees[2]
Sanjay Ram Bharwani 623 Fifth Ave, 15th floor New York, NY 10022 (1974)	Trustee (since 2008)	CEO of Risk Advisors Inc. (since 2007) (consulting firm).	47[3]	None.
Scott R. Chichester[1] 623 Fifth Ave, 15th floor New York, NY 10022 (1970)	Trustee (since 2008)	CFO, AdeptPros Inc. (app development, training and consulting) (since 2012); Founder, Madison Park Advisors LLC (advisory services) (since 2011); CFO, Sterling Seal & Supply Inc. (since 2011), President & Treasurer, Bayview Acquisition Corp (since 2010), CPA, Penda Aiken Inc. (2009-2011) (consultant); Founder and President, DirectPay USA LLC (since 2006) (payroll company); Proprietor, Scott R. Chichester CPA (since 2001) (CPA firm).	47[3]	Director of AdeptPros Inc. (since 2015); Director of Sterling Seal & Supply Inc. (since 2011);Director of Bayview Acquisition Corp. (since 2010); Trustee of ARK ETF Trust (since 2014).
Kartik Kiran Shah 623 Fifth Ave, 15th floor New York, NY 10022 (1977)	Trustee (since 2008)	President and Chief Business Officer, Oxeia Biopharmaceuticals, Inc. (2015-Present); Vice President, Business Development, Cynvenio Biosystems (2012-2014); Independent Consultant, Self-Employed (2011-2012) (non-financial services); Director, Wireless Generation (2008-2011) (software).	47[3]	Director of Oxeia Biopharmaceuticals, Inc. (2015-Present).

Trustees and Officers of the Trust (unaudited)(continued)

The Trust’s Statement of Additional Information (“SAI”) includes additional information about the Trustees and Officers. The SAI may be obtained without charge by calling 1-888-493-8631. The following chart lists Trustees and Officers as of October 31, 2015.

Name, Address (Year of Birth)	Position(s) Held with Funds	Principal Occupation(s) During the Past 5 Years	Number of Funds in Trust Overseen by Trustee	Other Directorships Held by Trustees
Interested Trustee / Officers[2]
Bruno del Ama 623 Fifth Ave, 15th floor New York, NY 10022 (1976)	Trustee (since 2008), President, Chief Executive Officer (since 2008)	Chief Executive Officer, Global X Management Company (“GXMC”) (since 2008); Chief Compliance Officer, GXMC (2008-2013).	47[3]	None.
Luis Berruga 623 Fifth Ave, 15th floor New York, NY 10022 (1977)	Chief Operating Officer, Treasurer, Principal Accounting Officer and Chief Financial Officer (since 9/2015).	Chief Financial Officer, GXMC (since 9/2015) and Chief Operating Officer (since 2/2014); Investment Banker, Jefferies (2012-2014); Regional Product Specialist, Morgan Stanley (2005 - 2012).	N/A	N/A
Daphne Tippens Chisolm 623 Fifth Ave, 15th floor New York, NY 10022 (1969)	Secretary (since 2012) and Chief Compliance Officer (since 2/2015)	General Counsel, GXMC (since 2011); Chief Compliance Officer, GXMC (1/2014 - 5/2014 and 2/2015-present); Founder and President of Law Offices of DT Chisolm, P.C. (since 2009) (law firm).	N/A	N/A
Dianne M. Descoteaux[4] One Freedom Valley Drive Oaks, PA 19456 (1977)	Assistant Secretary (since 2011)	Counsel, SEI Investments (since 2010); Associate, Morgan, Lewis & Bockius LLP (2006-2010).	N/A	N/A

Trustees and Officers of the Trust (unaudited)(concluded)

Name, Address (Year of Birth)	Position(s) Held with Funds	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustees
Lisa Whittaker[4] One Freedom Valley Drive Oaks, PA 19456 (1978)	Assistant Secretary (since 2013)	Counsel at SEI Investments (since 2012); Associate Counsel and Compliance Officer at The Glendale Trust Company (2011-2012); Associate of Drinker Biddle & Reath LLP (2006-2011).	N/A
Peter Rodriguez[4] One Freedom Valley Drive Oaks, PA 19456 (1962)	Assistant Treasurer (since 2011)	Fund Accounting Director, SEI Investments Global Funds Services (since 2011); Mutual Fund Trading Director, SEI Global Trust Company (2009-2011); Asset Data Services Director, SEI Global Wealth Services (2006-2009).	N/A

[1]	Mr. Chichester is currently married to a sister of Mr. del Ama’s wife. While an “immediate family member” (as defined in Section 2(a)(19) of the 1940 Act) of Mr. del Ama would be considered an Interested Person, Mr. Chichester is not considered an immediate family member for this purpose. Although this fact was taken into consideration in determining whether Mr. Chichester should be considered to be an Independent Trustee for purposes of the Section 2(a)(19) of the 1940 Act, it was determined that this relationship was not one that should disqualify Mr. Chichester from serving as an Independent Trustee of the Trust.

[2]	Each Trustee serves until his or her successor is duly elected or appointed and qualified.

[3]	As of October 31, 2015, the Trust had ninety-one investment portfolios, forty-seven of which were operational.

[4]	These officers of the Trust also serve as officers of one or more mutual funds for which SEI Investments Company or an affiliate acts as investment manager, administrator or distributor.

NOTICE TO SHAREHOLDERS (unaudited)

For shareholders that do not have an October 31, 2015 tax year end, this notice is for informational purposes only. For shareholders with an October 31, 2015 tax year end, please consult your tax advisor as to the pertinence of this notice. For the fiscal year ended October 31, 2015, the Funds are designating the following items with regard to distributions paid during the year.

	Return of Capital	Long-Term Capital Gain Distributions	Ordinary Income Distributions	Total Distributions	Qualifying for Corporate Dividends Received Deduction (1)	Qualifying Dividend Income (2)	U.S. Government Interest (3)	Interest Related Dividends (4)	Short Term Capital Gain Dividends(5)	Foreign Tax Credit
Global X SuperDividend® ETF	0.00%	2.98%	97.02%	100.00%	0.00%	50.75%	0.00%	0.00%	0.00%	0.89%
Global X SuperDividend® U.S. ETF	35.07%	0.00%	64.93%	100.00%	75.63%	73.56%	0.00%	0.00%	0.00%	0.00%
Global X SuperDividend® Emerging Markets ETF	0.00%	0.00%	100.00%	100.00%	0.00%	63.34%	0.00%	0.00%	0.00%	7.42%
Global X SuperDividend® REIT ETF	0.00%	0.00%	100.00%	100.00%	0.00%	2.63%	0.00%	0.00%	0.00%	0.00%
Global X SuperIncome™ Preferred ETF	0.00%	0.00%	100.00%	100.00%	73.78%	73.67%	0.00%	14.51%	0.00%	0.00%
Global X Social Media Index ETF	0.00%	0.00%	100.00%	100.00%	100.00%	100.00%	0.00%	0.00%	0.00%	0.00%
Global X | JPMorgan Efficiente Index ETF	0.00%	0.00%	100.00%	100.00%	3.95%	1.98%	0.00%	0.01%	0.00%	0.00%
Global X | JPMorgan US Sector Rotator Index ETF	0.00%	0.00%	100.00%	100.00%	19.68%	7.70%	0.00%	0.02%	100.00%	0.00%
Global X Permanent ETF	0.00%	0.00%	100.00%	100.00%	42.90%	51.05%	55.71%	9.13%	0.00%	0.00%
Global X Guru™ Index ETF	0.00%	0.00%	100.00%	100.00%	99.98%	98.16%	0.00%	0.00%	0.00%	0.00%
Global X Guru™ Activist Index ETF	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Global X Guru™ International Index ETF	0.00%	0.00%	100.00%	100.00%	34.99%	100.00%	0.00%	0.00%	0.00%	16.68%
Global X GF China Bond ETF	16.08%	0.00%	83.92%	100.00%	0.00%	0.00%	0.00%	0.00%	100.00%	0.00%
Global X Scientific Beta US ETF	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Global X Scientific Beta Europe ETF	0.00%	0.00%	100.00%	100.00%	0.00%	93.79%	0.00%	0.00%	0.00%	100.00%
Global X Scientific Beta Japan ETF	0.00%	0.00%	100.00%	100.00%	0.00%	77.36%	0.00%	0.00%	0.00%	100.00%
Global X Scientific Beta Asia ex-Japan ETF	0.00%	0.00%	100.00%	100.00%	0.00%	39.43%	0.00%	0.00%	0.00%	100.00%
Global X YieldCo Index ETF	0.00%	0.00%	100.00%	100.00%	24.15%	97.94%	0.00%	0.00%	0.00%	0.00%

(1) Qualifying dividends represent dividends which qualify for the corporate dividends received deduction and is reflected as a percentage of ordinary Income distributions (the total of short term capital gain and net investment income distributions).

(2) The percentage in this column represents the amount of "Qualifying Dividend Income" as created by the Jobs and Growth Relief Reconciliation Act of 2003 and its reflected as a percentage of ordinary income distributions (the total of short term capital gain and net investment income distributions). It is the intention of each of the aforementioned funds to designate the maximum amount permitted by law.

(3) U.S. Government Interest represents the amount of interest that was derived from U.S. Government obligations and distributed during the fiscal year.  Generally, interest from direct U.S. Government obligations is exempt from state income tax.

(4) The percentage in this column represents the amount of "Qualifying Interest Income" as created by the American Jobs Creation Act of 2004 and is a percentage of net investment income that is exempt from U.S. withholding tax when paid for foreign investors.

(5) The percentage of this column represents the amount of “Short Term Capital Gain Dividend” is reflected as a percentage of short term capital gain distribution that is exempted from U.S. withholding tax when paid to foreign investors.

NOTICE TO SHAREHOLDERS (unaudited)

The Funds intend to pass through a foreign tax credit to shareholders. For the fiscal year ended October 31, 2015, the total amount of foreign source income and foreign tax credit are as follows:

	Foreign	Foreign Tax
	Source	Credit Pass
Global X Funds	Income	through
Global X SuperDividend® ETF	$31,198,172	$593,759
Global X SuperDividend® Emerging Markets ETF	167,970	8,864
Global X GuruTM International Index ETF	32,913	3,276
Global X Scientific Beta Europe ETF	32,519	1,185
Global X Scientific Beta Japan ETF	19,279	2,959
Global X Scientific Beta Asia ex-Japan ETF	24,506	1,965

The information reported herein may differ from the information and distributions taxable to the shareholders for the calendar year ending December 31, 2015. Complete information will be computed and reported in conjunction with your 2015 Form 1099-DIV.

NOTES

NOTES

623 Fifth Avenue, 15th floor

New York, NY 10022

1-888-GXFund-1

(1-888-493-8631)

www.globalxfunds.com

Investment Adviser and Administrator:

Global X Management Company LLC

623 Fifth Avenue, 15th floor

New York, NY 10022

Distributor:

SEI Investments Distribution Co.

One Freedom Valley Drive

Oaks, PA 19456

Sub-Administrator:

SEI Investments Global Funds Services

One Freedom Valley Drive

Oaks, PA 19456

Counsel for Global X Funds and the Independent Trustees:

K&L Gates LLP

1601 K Street N.W.

Washington, DC 20007

Custodian and Transfer Agent:

Brown Brothers Harriman & Co.

50 Post Office Square

Boston, MA 02110

Independent Registered Public Accounting Firm:

Ernst & Young LLP

2005 Market Street

Suite 700

Philadelphia, PA 19103

This information must be preceded or accompanied by a current prospectus for the Funds described.

GLX-AR-003-0500

Item 2.	Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, comptroller or principal accounting officer, and any person who performs a similar function.

Item 3.	Audit Committee Financial Expert.

(a)(1) The registrant’s board of trustees has determined that the registrant has at least one audit committee financial expert serving on the audit committee.

(a)(2) The audit committee financial expert is Scott Chichester and is independent as defined in Form N-CSR Item 3(a)(2).

Item 4.	Principal Accountant Fees and Services.

Fees billed by Ernst & Young LLP in 2015 and 2014 related to the registrant.

In 2015 and 2014, Ernst & Young, LLP billed the registrant aggregate fees for services rendered to the registrant for the last two fiscal years as follows:

		2015			2014
		All fees and services to the Trust that were pre- approved	All fees and services to service affiliates that were pre- approved	All other fees and services to service affiliates that did not require pre- approval	All fees and services to the Trust that were pre- approved	All fees and services to service affiliates that were pre- approved	All other fees and services to service affiliates that did not require pre- approval
(a)	Audit Fees	$575,582	$0	$0	$483,530	$0	$0
(b)	Audit-Related Fees	$0	$0	$0	$0	$0	$0
(c)	Tax Fees	$192,855	$0	$0	$127,725	$0	$0
(d)	All Other Fees	$0	$0	$0	$0	$0	$0

(e)(1)	Not applicable.

(e)(2)	Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows for Ernst & Young LLP in 2015 and 2014:

	2015	2014
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

(f)        Not applicable.

(g        The aggregate non-audit fees and services billed by Ernst & Young, LLP in 2015 and 2014 for the last two fiscal years were $192,855 and $127,725, respectively.

(h)        During the past fiscal year, all non-audit services provided by registrant’s principal accountant to either registrant’s investment adviser or to any entity controlling, controlled by, or under common control with registrant’s investment adviser that provides ongoing services to registrant were pre-approved by the audit committee of registrant’s Board of Trustees.  Included in the audit committee’s pre-approval was the review and consideration as to whether the provision of these non-audit services is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6. Schedule of Investments.

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end management investment companies. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005.

Item 9. Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes.

Item 11. Controls and Procedures.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant’s disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting.

Items 12. Exhibits.

(a)(1) Code of Ethics attached hereto.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Global X Funds

By (Signature and Title)*	/s/ Bruno del Ama
Bruno del Ama
President

Date: January 8, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Bruno del Ama
Bruno del Ama
President

Date: January 8, 2016

By (Signature and Title)*	/s/ Luis Berruga
Luis Berruga
Chief Financial Officer

Date: January 8, 2016

*	Print the name and title of each signing officer under his or her signature.